UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG -TERM INVESTMENTS — 89.4%
COMMON STOCKS — 50.7%
Aerospace & Defense — 1.1%
Boeing Co. (The)	62,600	$4,358,212
Cobham PLC (United Kingdom)	11,111	39,778
European Aeronautic Defense and Space Co. NV (Netherlands)(a)	4,870	154,358
General Dynamics Corp.	31,700	2,096,004
Honeywell International, Inc.	68,412	4,087,617
L-3 Communications Holdings, Inc.	9,000	645,390
Lockheed Martin Corp.	24,000	2,241,120
Meggitt PLC (United Kingdom)	4,099	26,139
Northrop Grumman Corp.	22,962	1,525,366
Precision Castparts Corp.	12,900	2,107,086
Raytheon Co.	28,700	1,640,492
Rockwell Collins, Inc.	14,000	750,960
Safran SA (France)	542	19,491
Textron, Inc.	23,100	604,527
United Technologies Corp.	75,200	5,887,408

		26,183,948

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	14,600	854,830
Deutsche Post AG (Germany)	8,206	160,286
Expeditors International of Washington, Inc.	18,600	676,296
FedEx Corp.	28,000	2,369,360
United Parcel Service, Inc. (Class B Stock)	66,400	4,752,248

		8,813,020

Airlines
All Nippon Airways Co. Ltd. (Japan)(a)	33,000	69,365
Southwest Airlines Co.	67,800	594,606

		663,971

Auto Components — 0.1%
BorgWarner, Inc.*(a)	10,200	704,922
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,642	128,629
Continental AG (Germany)	572	56,011
Denso Corp. (Japan)	1,500	47,130
Goodyear Tire & Rubber Co. (The)*	28,000	341,320
Johnson Controls, Inc.	62,000	1,698,800
Toyoda Gosei Co. Ltd. (Japan)	4,000	80,102
Toyota Boshoku Corp. (Japan)	7,800	80,915

		3,137,829

Automobiles — 0.2%
Daihatsu Motor Co. Ltd. (Japan)	3,000	49,985
Daimler AG (Germany)	1,205	58,324
Fiat SpA (Italy)*	16,394	87,471
Ford Motor Co.(a)	333,385	3,287,176
Fuji Heavy Industries Ltd. (Japan)	20,000	166,630
Harley-Davidson, Inc.	19,800	838,926
Honda Motor Co. Ltd. (Japan)	500	15,453
Isuzu Motors Ltd. (Japan)	9,000	43,369
Nissan Motor Co. Ltd. (Japan)	2,200	18,723
Suzuki Motor Corp. (Japan)	5,000	97,114
Toyota Motor Corp. (Japan)	3,300	129,391
Volkswagen AG (Germany)	68	11,377

		4,803,939

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	3,332	283,326
Beam, Inc.	14,000	805,560
Brown-Forman Corp. (Class B Stock)	13,650	890,662
Coca-Cola Co. (The)	351,200	13,321,016
Coca-Cola Enterprises, Inc.	28,400	888,068
Constellation Brands, Inc. (Class A Stock)*	13,000	420,550
Diageo PLC (United Kingdom)	5,095	143,116

Dr Pepper Snapple Group, Inc.(a)	19,900	886,147
Heineken Holding NV (Netherlands)	1,836	89,172
Heineken NV (Netherlands)	1,338	79,763
Molson Coors Brewing Co. (Class B Stock)(a)	13,300	599,165
Monster Beverage Corp.*	13,200	714,912
PepsiCo, Inc.	137,907	9,759,678
SABMiller PLC (United Kingdom)	399	17,525

		28,898,660

Biotechnology — 0.8%
Actelion Ltd. (Switzerland)	209	10,462
Alexion Pharmaceuticals, Inc.*	16,800	1,921,920
Amgen, Inc.	68,587	5,783,256
Biogen Idec, Inc.*	20,890	3,117,415
Celgene Corp.*	39,900	3,048,360
Gilead Sciences, Inc.*	66,600	4,417,578

		18,298,991

Building Products
ASSA Abloy AB (Sweden) (Class B Stock)	2,530	82,115
Geberit AG (Switzerland)	182	39,573
Masco Corp.(a)	33,500	504,175

		625,863

Capital Markets — 0.9%
Aberdeen Asset Management PLC (United Kingdom)	29,742	149,414
Ameriprise Financial, Inc.	19,320	1,095,251
Bank of New York Mellon Corp. (The)(a)	108,158	2,446,534
BlackRock, Inc. (Class A Stock)	11,400	2,032,620
Charles Schwab Corp. (The)(a)	95,250	1,218,247
Deutsche Bank AG (Germany)	1,078	42,591
E*Trade Financial Corp.*	25,520	224,831
Federated Investors, Inc. (Class B Stock)(a)	5,300	109,657
Franklin Resources, Inc.	12,500	1,563,375
Goldman Sachs Group, Inc. (The)	42,100	4,785,928
Invesco Ltd.	39,400	984,606
Legg Mason, Inc.	10,200	251,736
Morgan Stanley	131,480	2,200,975
Northern Trust Corp.	21,900	1,016,488
Ratos AB (Sweden) (Class B Stock)	4,029	35,544
State Street Corp.	43,200	1,812,672
T. Rowe Price Group, Inc.	23,100	1,462,230
UBS AG (Switzerland)	379	4,614

		21,437,313

Chemicals — 1.2%
Air Liquide SA (France)	173	21,442
Air Products & Chemicals, Inc.	19,000	1,571,300
Airgas, Inc.	6,700	551,410
BASF SE (Germany)	3,137	264,648
CF Industries Holdings, Inc.	5,700	1,266,768
Daicel Corp. (Japan)	9,000	53,906
Dow Chemical Co. (The)	104,131	3,015,634
E.I. du Pont de Nemours & Co.	82,420	4,143,253
Eastman Chemical Co.	13,500	769,635
Ecolab, Inc.	26,500	1,717,465
FMC Corp.	11,500	636,870
Incitec Pivot Ltd. (Australia)	4,731	14,527
International Flavors & Fragrances, Inc.	8,200	488,556
Israel Chemicals Ltd. (Israel)	2,660	32,249
Koninklijke DSM NV (Netherlands)	1,634	81,471
Lanxess AG (Germany)	2,567	212,867
Linde AG (Germany)	280	48,215
LyondellBasell Industries NV (Class A Stock)	30,400	1,570,464
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,000	25,079
Monsanto Co.	46,994	4,277,394
Mosaic Co. (The)	26,100	1,503,621
Nitto Denko Corp. (Japan)	700	33,320
PPG Industries, Inc.	13,600	1,561,824
Praxair, Inc.	26,100	2,711,268
Sherwin-Williams Co. (The)	7,600	1,131,716
Sigma-Aldrich Corp.(a)	10,700	770,079
Syngenta AG (Switzerland)	200	74,747
Yara International ASA (Norway)	3,570	178,846

		28,728,574

Commercial Banks — 1.6%
Aozora Bank Ltd. (Japan)	22,000	67,276
Australia & New Zealand Banking Group Ltd. (Australia)	3,241	82,826
Banco Santander SA (Spain)	14,639	109,015
Barclays PLC (United Kingdom)	62,926	218,316
BB&T Corp.	62,800	2,082,448
BNP Paribas SA (France)	872	41,438
BOC Hong Kong Holdings Ltd. (Hong Kong)	51,000	161,292
Comerica, Inc.	17,400	540,270
Commonwealth Bank of Australia (Australia)	3,512	202,214
DBS Group Holdings Ltd. (Singapore)	7,000	81,762
Fifth Third Bancorp	81,621	1,265,942
First Horizon National Corp.(a)	25,887	249,292
HSBC Holdings PLC (United Kingdom)	42,801	396,238
Huntington Bancshares, Inc.	78,236	539,828
KeyCorp	89,100	778,734
M&T Bank Corp.(a)	11,400	1,084,824
Mitsubishi UFJ Financial Group, Inc. (Japan)	49,400	231,170
Mizuho Financial Group, Inc. (Japan)	95,400	154,838
National Australia Bank Ltd. (Australia)	4,652	122,310
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,000	30,337
PNC Financial Services Group, Inc.	46,033	2,904,682
Regions Financial Corp.	129,603	934,438
Resona Holdings, Inc. (Japan)	20,300	83,118
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,495	29,263
Standard Chartered PLC (United Kingdom)	6,047	136,706
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	236,802
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,000	86,097
SunTrust Banks, Inc.	48,500	1,371,095
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,864	107,300
Swedbank AB (Sweden) (Class A Stock)	12,428	233,470
U.S. Bancorp	169,985	5,830,485
Wells Fargo & Co.	444,564	15,350,795
Westpac Banking Corp. (Australia)	12,497	320,434
Zions Bancorporation(a)	15,550	321,185

		36,386,240

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	10,200	324,564
Babcock International Group PLC (United Kingdom)	1,567	23,457
Cintas Corp.	8,900	368,905
Iron Mountain, Inc.	15,600	532,116
Pitney Bowes, Inc.(a)	20,700	286,074
Republic Services, Inc. (Class A Stock)	28,565	785,823
RR Donnelley & Sons Co.(a)	19,200	203,520
Societe BIC SA (France)	415	50,141
Stericycle, Inc.*(a)	6,900	624,588
Tyco International Ltd.	42,000	2,362,920
Waste Management, Inc.(a)	40,342	1,294,171

		6,856,279

Communications Equipment — 1.0%
Cisco Systems, Inc.	477,400	9,113,566
F5 Networks, Inc.*	7,000	732,900
Harris Corp.	9,400	481,468
JDS Uniphase Corp.*	21,475	265,968
Juniper Networks, Inc.*	48,100	822,991
Motorola Solutions, Inc.	25,389	1,283,414
QUALCOMM, Inc.	151,200	9,448,488

		22,148,795

Computers & Peripherals — 3.0%
Apple, Inc.	83,750	55,883,025
Dell, Inc.	136,900	1,349,834

EMC Corp.*	184,350	5,027,224
Gemalto NV (France)	62	5,454
Hewlett-Packard Co.	179,848	3,068,207
NetApp, Inc.*	34,000	1,117,920
SanDisk Corp.*(a)	22,100	959,803
Seagate Technology PLC	32,100	995,100
Western Digital Corp.	22,000	852,060

		69,258,627

Construction & Engineering — 0.1%
Chiyoda Corp. (Japan)	6,000	93,216
Eiffage SA (France)	2,587	84,906
Ferrovial SA (Spain)	2,553	33,217
Fluor Corp.	15,700	883,596
Jacobs Engineering Group, Inc.*	12,700	513,461
Quanta Services, Inc.*	16,700	412,490
Taisei Corp. (Japan)	3,000	8,596
Vinci SA (France)	1,552	66,104

		2,095,586

Construction Materials
Imerys SA (France)	1,037	60,846
Vulcan Materials Co.	10,300	487,190

		548,036

Consumer Finance — 0.5%
American Express Co.	88,300	5,020,738
Capital One Financial Corp.	51,561	2,939,493
Discover Financial Services	46,940	1,864,926
SLM Corp.	43,000	675,960

		10,501,117

Containers & Packaging — 0.1%
Ball Corp.	13,200	558,492
Bemis Co., Inc.	11,300	355,611
Owens-Illinois, Inc.*	13,500	253,260
Sealed Air Corp.	17,100	264,366

		1,431,729

Distributors
Genuine Parts Co.(a)	14,200	866,626

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*(a)	8,800	255,640
H&R Block, Inc.	27,100	469,643

		725,283

Diversified Financial Services — 1.5%
Bank of America Corp.	963,821	8,510,540
Citigroup, Inc.	261,785	8,565,605
CME Group, Inc. (Class A Stock)	29,200	1,673,160
First Pacific Co. Ltd. (Hong Kong)	2,000	2,163
IntercontinentalExchange, Inc.*	6,500	867,165
JPMorgan Chase & Co.	339,645	13,748,830
Leucadia National Corp.	19,700	448,175
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	390	16,419
Moody’s Corp.(a)	17,000	750,890
NASDAQ OMX Group, Inc. (The)	11,600	270,222
NYSE Euronext	24,400	601,460
ORIX Corp. (Japan)	690	69,110

		35,523,739

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	519,168	19,572,634
BT Group PLC (United Kingdom)	57,995	216,052
CenturyLink, Inc.	56,036	2,263,855
Deutsche Telekom AG (Germany)	4,396	54,090
France Telecom SA (France)	1,130	13,632
Frontier Communications Corp.(a)	78,990	387,051
Nippon Telegraph & Telephone Corp. (Japan)	4,700	223,626
Swisscom AG (Switzerland)	247	99,273
Telefonica SA (Spain)	380	5,066
Verizon Communications, Inc.	255,276	11,632,927
Vivendi SA (France)	5,436	106,006
Windstream Corp.	57,357	579,879

		35,154,091

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,960	1,931,602
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	24,190
Duke Energy Corp.	62,061	4,021,553
Edison International	27,700	1,265,613
Enel SpA (Italy)	44,004	155,618
Energias de Portugal SA (Portugal)	43,553	119,883
Entergy Corp.	16,600	1,150,380
Exelon Corp.	76,513	2,722,332
FirstEnergy Corp.	37,406	1,649,605
Iberdrola SA (Spain)	21,041	95,393
NextEra Energy, Inc.	36,900	2,595,177
Northeast Utilities	27,300	1,043,679
Pepco Holdings, Inc.(a)	20,000	378,000
Pinnacle West Capital Corp.	10,500	554,400
PPL Corp.	50,500	1,467,025
Red Electrica Corp. SA (Spain)	2,571	121,896
Southern Co.	78,400	3,613,456
SSE PLC (United Kingdom)	2,634	59,207
Xcel Energy, Inc.	44,310	1,227,830

		24,196,839

Electrical Equipment — 0.3%
Cooper Industries PLC (Ireland)	13,600	1,020,816
Emerson Electric Co.	64,200	3,098,934
Rockwell Automation, Inc.	11,800	820,690
Roper Industries, Inc.	8,700	956,043
Schneider Electric SA (France)	2,199	130,143

		6,026,626

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	13,600	800,768
Corning, Inc.	138,500	1,821,275
FLIR Systems, Inc.	15,600	311,610
Hexagon AB (Sweden) (Class B Stock)	3,568	76,479
Hitachi High-Technologies Corp. (Japan)	1,900	45,870
Hitachi Ltd. (Japan)	7,000	38,871
Jabil Circuit, Inc.	13,900	260,208
Molex, Inc.	13,000	341,640
TE Connectivity Ltd.	36,100	1,227,761

		4,924,482

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	38,798	1,754,834
Cameron International Corp.*	22,500	1,261,575
Diamond Offshore Drilling, Inc.(a)	6,000	394,860
Ensco PLC (Class A Stock)	20,500	1,118,480
FMC Technologies, Inc.*(a)	21,800	1,009,340
Halliburton Co.	81,700	2,752,473
Helmerich & Payne, Inc.	10,700	509,427
Nabors Industries Ltd.*	27,700	388,631
National Oilwell Varco, Inc.	37,900	3,036,169
Noble Corp.	22,100	790,738
Petrofac Ltd. (United Kingdom)	2,686	69,181
Rowan Cos. PLC (Class A Stock)*	9,600	324,192
Schlumberger Ltd.	117,618	8,507,310
Seadrill Ltd. (Norway)	3,156	123,234
Technip SA (France)	120	13,340
Transocean Ltd. (Switzerland)	816	36,397

		22,090,181

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	4,400	49,685
Casino Guichard Perrachon SA (France)	415	36,739
Costco Wholesale Corp.	38,100	3,814,762
CVS Caremark Corp.	113,048	5,473,784
J Sainsbury PLC (United Kingdom)	18,267	102,504
Koninklijke Ahold NV (Netherlands)	11,823	148,088
Kroger Co. (The)	50,746	1,194,561

Safeway, Inc.(a)	22,300	358,807
Seven & I Holdings Co. Ltd. (Japan)	3,100	94,994
Sysco Corp.(a)	53,200	1,663,564
TESCO PLC (United Kingdom)	13,265	71,116
Walgreen Co.	75,500	2,751,220
Wal-Mart Stores, Inc.	152,200	11,232,360
Wesfarmers Ltd. (Australia)	3,304	116,936
Whole Foods Market, Inc.	14,800	1,441,520
WM Morrison Supermarkets PLC (United Kingdom)	25,600	117,899

		28,668,539

Food Products — 0.9%
Archer-Daniels-Midland Co.	60,226	1,636,943
Campbell Soup Co.(a)	15,000	522,300
ConAgra Foods, Inc.	38,600	1,064,974
Dean Foods Co.*	13,700	223,995
General Mills, Inc.	58,500	2,331,225
Golden Agri-Resources Ltd. (Singapore)	229,000	122,419
H.J. Heinz Co.	28,200	1,577,790
Hershey Co. (The)	13,900	985,371
Hormel Foods Corp.(a)	10,400	304,096
J.M. Smucker Co. (The)	10,600	915,098
Kellogg Co.	20,700	1,069,362
Kraft Foods, Inc. (Class A Stock)	156,353	6,465,197
McCormick & Co., Inc.	11,400	707,256
Mead Johnson Nutrition Co.	17,667	1,294,638
Nestle SA (Switzerland)	6,719	423,643
Suedzucker AG (Germany)	5,548	196,416
Tate & Lyle PLC (United Kingdom)	1,276	13,713
Tyson Foods, Inc. (Class A Stock)	26,300	421,326
Unilever NV CVA (Netherlands)	2,606	92,194
Unilever PLC (United Kingdom)	1,419	51,602

		20,419,558

Gas Utilities — 0.1%
AGL Resources, Inc.	9,339	382,058
Enagas (Spain)	4,814	94,959
Gas Natural SDG SA (Spain)	4,830	68,368
Hong Kong & China Gas Co. Ltd. (Hong Kong)	17,800	44,995
ONEOK, Inc.	18,600	898,566

		1,488,946

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	48,600	2,928,636
Becton Dickinson and Co.	17,400	1,366,944
Boston Scientific Corp.*	135,267	776,433
C.R. Bard, Inc.	7,700	805,805
CareFusion Corp.*	20,175	572,768
Coloplast A/S (Denmark) (Class B Stock)	821	170,950
Covidien PLC	41,800	2,483,756
DENTSPLY International, Inc.	11,200	427,168
Edwards Lifesciences Corp.*	10,300	1,105,911
Intuitive Surgical, Inc.*	3,500	1,734,705
Medtronic, Inc.	91,600	3,949,792
St. Jude Medical, Inc.	27,500	1,158,575
Stryker Corp.	28,800	1,603,008
Varian Medical Systems, Inc.*(a)	10,100	609,232
Zimmer Holdings, Inc.	15,300	1,034,586

		20,728,269

Healthcare Providers & Services — 1.0%
Aetna, Inc.	31,700	1,255,320
AmerisourceBergen Corp. (Class A Stock)(a)	21,400	828,394
Cardinal Health, Inc.	29,750	1,159,357
CIGNA Corp.	26,400	1,245,288
Coventry Health Care, Inc.	13,050	544,055
DaVita, Inc.*	7,900	818,519
Express Scripts Holding Co.*	70,549	4,421,306
Fresenius SE & Co. KGaA (Germany)	286	33,202
Humana, Inc.	14,900	1,045,235
Laboratory Corp. of America Holdings*	8,200	758,254
McKesson Corp.	20,730	1,783,402
Patterson Cos., Inc.	9,000	308,160

Quest Diagnostics, Inc.	14,200	900,706
Ramsay Health Care Ltd. (Australia)	1,987	49,395
Tenet Healthcare Corp.*	44,600	279,642
UnitedHealth Group, Inc.	93,500	5,180,835
WellPoint, Inc.	28,500	1,653,285

		22,264,355

Healthcare Technology
Cerner Corp.*(a)	13,300	1,029,553

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	40,200	1,464,888
Chipotle Mexican Grill, Inc.*	2,850	904,989
Darden Restaurants, Inc.(a)	10,750	599,312
Galaxy Entertainment Group Ltd. (Hong Kong)*	5,000	16,612
International Game Technology	28,200	369,138
Marriott International, Inc. (Class A Stock)(a)	22,628	884,755
McDonald’s Corp.	89,600	8,220,800
Oriental Land Co. Ltd. (Japan)	300	39,500
SJM Holdings Ltd. (Hong Kong)	5,000	10,805
Starbucks Corp.	66,700	3,385,025
Starwood Hotels & Resorts Worldwide, Inc.	17,600	1,020,096
TUI Travel PLC (United Kingdom)	925	3,497
Whitbread PLC (United Kingdom)	1,102	40,359
Wyndham Worldwide Corp.	12,320	646,554
Wynn Resorts Ltd.	7,100	819,624
Yum! Brands, Inc.	40,600	2,693,404

		21,119,358

Household Durables — 0.1%
D.R. Horton, Inc.(a)	22,400	462,336
Harman International Industries, Inc.	6,400	295,424
Leggett & Platt, Inc.(a)	11,700	293,085
Lennar Corp. (Class A Stock)(a)	12,900	448,533
Newell Rubbermaid, Inc.	27,314	521,424
Pulte Group, Inc.*(a)	33,522	519,591
Sony Corp. (Japan)	1,700	19,878
Whirlpool Corp.	7,326	607,399

		3,167,670

Household Products — 1.1%
Clorox Co. (The)	11,800	850,190
Colgate-Palmolive Co.	41,600	4,460,352
Henkel AG & Co. KGaA (Germany)	387	25,249
Kimberly-Clark Corp.	35,000	3,002,300
Procter & Gamble Co. (The)	246,725	17,112,846
Reckitt Benckiser Group PLC (United Kingdom)	1,735	99,880

		25,550,817

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	61,100	670,267
NRG Energy, Inc.	23,200	496,248

		1,166,515

Industrial Conglomerates — 1.3%
3M Co.	57,000	5,267,940
Danaher Corp.	49,700	2,740,955
Delek Group Ltd. (Israel)	294	49,045
General Electric Co.	941,900	21,390,549
Keppel Corp. Ltd. (Singapore)	4,000	36,983
Koninklijke Philips Electronics NV (Netherlands)	4,105	95,770
Siemens AG (Germany)	99	9,874
Smiths Group PLC (United Kingdom)	2,425	40,608

		29,631,724

Insurance — 1.9%
ACE Ltd.	30,700	2,320,920
Admiral Group PLC (United Kingdom)	2,394	40,707
Aegon NV (Netherlands)	8,733	45,394
Aflac, Inc.	41,200	1,972,656
Allianz SE (Germany)	659	78,410
Allstate Corp. (The)	43,300	1,715,113

American International Group, Inc.*	102,139	3,349,138
Aon PLC (United Kingdom)	30,500	1,594,845
Assurant, Inc.(a)	8,400	313,320
AXA SA (France)	7,514	111,911
Berkshire Hathaway, Inc. (Class B Stock)*	162,900	14,367,780
Chubb Corp.	24,700	1,884,116
Cincinnati Financial Corp.	15,537	588,697
Genworth Financial, Inc. (Class A Stock)*	47,000	245,810
Hannover Rueckversicherung AG (Germany)	864	55,209
Hartford Financial Services Group, Inc. (The)	42,700	830,088
Insurance Australia Group Ltd. (Australia)	5,485	24,738
Legal & General Group PLC (United Kingdom)	22,586	48,107
Lincoln National Corp.	28,918	699,526
Loews Corp.	29,275	1,207,887
Marsh & McLennan Cos., Inc.	50,600	1,716,858
MetLife, Inc.	96,500	3,325,390
Muenchener Rueckversicherungs AG (Germany)	942	147,078
Old Mutual PLC (United Kingdom)	11,641	31,938
Principal Financial Group, Inc.	29,200	786,648
Progressive Corp. (The)	56,900	1,180,106
Prudential PLC (United Kingdom)	5,783	74,847
Sampo OYJ (Finland) (Class A Stock)	712	22,151
Standard Life PLC (United Kingdom)	21,571	94,989
Swiss Life Holding AG (Switzerland)	158	18,799
Swiss Re AG (Switzerland)	3,694	237,429
Torchmark Corp.	9,750	500,663
Travelers Cos., Inc. (The)	35,735	2,439,271
Unum Group	29,810	572,948
XL Group PLC (Class A Stock)	28,700	689,661
Zurich Financial Services AG (Switzerland)	363	90,393

		43,423,541

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	32,000	8,138,240
Expedia, Inc.	8,150	471,396
Netflix, Inc.*(a)	4,600	250,424
priceline.com, Inc.*	4,300	2,660,539
Tripadvisor, Inc.*(a)	8,250	271,672

		11,792,271

Internet Software & Services — 1.1%
Akamai Technologies, Inc.*	16,100	615,986
Dena Co. Ltd. (Japan)	300	9,952
eBay, Inc.*	102,900	4,981,389
Google, Inc. (Class A Stock)*	23,500	17,730,750
VeriSign, Inc.*(a)	13,900	676,791
Yahoo! Japan Corp. (Japan)	220	83,699
Yahoo!, Inc.*	102,400	1,635,840

		25,734,407

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	56,800	3,977,704
Automatic Data Processing, Inc.	42,400	2,487,184
Cap Gemini SA (France)	1,877	79,416
Cognizant Technology Solutions Corp. (Class A Stock)*	26,900	1,880,848
Computer Sciences Corp.	12,500	402,625
Fidelity National Information Services, Inc.	21,300	664,986
Fiserv, Inc.*	11,600	858,748
International Business Machines Corp.	96,900	20,101,905
Itochu Techno-Solutions Corp. (Japan)	100	5,198
Mastercard, Inc. (Class A Stock)	9,400	4,243,912
Otsuka Corp. (Japan)	2,000	178,857
Paychex, Inc.	29,800	992,042
SAIC, Inc.	29,000	349,160
Teradata Corp.*	15,200	1,146,232
Total System Services, Inc.	15,596	369,625
Visa, Inc. (Class A Stock)	45,800	6,150,024
Western Union Co. (The)	57,110	1,040,544

		44,929,010

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	377,883

Mattel, Inc.	29,951	1,062,661
Namco Bandai Holdings, Inc. (Japan)	6,100	103,341
Sega Sammy Holdings, Inc. (Japan)	2,100	39,626
Shimano, Inc. (Japan)	1,400	101,649

		1,685,160

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	31,614	1,215,558
Life Technologies Corp.*	15,501	757,689
PerkinElmer, Inc.	10,100	297,647
Thermo Fisher Scientific, Inc.	33,300	1,959,039
Waters Corp.*	7,300	608,309

		4,838,242

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	1,447	33,769
Caterpillar, Inc.(a)	57,500	4,947,300
Cummins, Inc.	17,900	1,650,559
Deere & Co.	35,100	2,895,399
Dover Corp.	15,900	945,891
Eaton Corp.	29,300	1,384,718
Fiat Industrial SpA (Italy)	17,307	169,138
Flowserve Corp.	4,600	587,604
Hino Motors Ltd. (Japan)	17,000	111,288
Hitachi Construction Machinery Co., Ltd. (Japan)	4,900	79,134
Illinois Tool Works, Inc.	39,600	2,355,012
Ingersoll-Rand PLC	27,100	1,214,622
Joy Global, Inc.	10,300	577,418
Kone OYJ (Finland) (Class B Stock)	1,349	93,351
Metso OYJ (Finland)	2,335	83,446
PACCAR, Inc.(a)	31,043	1,242,496
Pall Corp.	9,600	609,504
Parker Hannifin Corp.	12,865	1,075,257
Sandvik AB (Sweden)	5,191	70,451
Snap-on, Inc.	4,800	344,976
Stanley Black & Decker, Inc.	15,397	1,174,021
Volvo AB (Sweden) (Class B Stock)	7,823	109,685
Xylem, Inc.	15,200	382,280

		22,137,319

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)(a)	23,500	372,475
CBS Corp. (Class B Stock)	56,334	2,046,614
Comcast Corp. (Class A Stock)	237,790	8,505,748
DIRECTV*	57,800	3,032,188
Discovery Communications, Inc. (Class A Stock)*	22,900	1,365,527
Gannett Co., Inc.(a)	16,800	298,200
Hakuhodo DY Holdings, Inc. (Japan)	2,350	158,308
Interpublic Group of Cos., Inc. (The)	37,731	419,569
ITV PLC (United Kingdom)	59,791	85,351
McGraw-Hill Cos., Inc. (The)	24,000	1,310,160
News Corp. (Class A Stock)	185,800	4,557,674
Omnicom Group, Inc.	23,500	1,211,660
Publicis Groupe SA (France)	950	53,166
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	563,316
Time Warner Cable, Inc.	27,114	2,577,457
Time Warner, Inc.(a)	84,666	3,837,910
Viacom, Inc. (Class B Stock)	42,434	2,274,038
Walt Disney Co. (The)	160,800	8,406,624
Washington Post Co. (The) (Class B Stock)(a)	400	145,212
Wolters Kluwer NV (Netherlands)	379	7,125
WPP PLC (United Kingdom)	2,933	39,855

		41,268,177

Metals & Mining — 0.4%
Alcoa, Inc.(a)	90,540	801,279
Allegheny Technologies, Inc.	9,900	315,810
Anglo American PLC (United Kingdom)	1,259	36,940
Antofagasta PLC (United Kingdom)	300	6,114
BHP Billiton Ltd. (Australia)	8,570	292,827
BHP Billiton PLC (United Kingdom)	8,584	266,834

Boliden AB (Sweden)	3,526	58,777
Cliffs Natural Resources, Inc.(a)	12,700	496,951
Fortescue Metals Group Ltd. (Australia)(a)	25,487	91,373
Freeport-McMoRan Copper & Gold, Inc.	82,888	3,280,707
Iluka Resources Ltd. (Australia)	9,792	100,093
Newmont Mining Corp.	44,700	2,503,647
Nucor Corp.	29,200	1,117,192
OZ Minerals Ltd. (Australia)	2,449	17,002
Rio Tinto Ltd. (Australia)	1,385	76,074
Rio Tinto PLC (United Kingdom)	4,078	189,982
Titanium Metals Corp.	6,000	76,980
United States Steel Corp.(a)	14,700	280,329
Voestalpine AG (Austria)	624	18,676
Xstrata PLC (United Kingdom)	6,337	97,981

		10,125,568

Multiline Retail — 0.4%
Big Lots, Inc.*	4,300	127,194
Dollar Tree, Inc.*	21,200	1,023,430
Family Dollar Stores, Inc.	10,600	702,780
J.C. Penney Co., Inc.(a)	14,400	349,776
Kohl’s Corp.	21,100	1,080,742
Macy’s, Inc.	36,974	1,390,962
Next PLC (United Kingdom)	1,345	74,931
Nordstrom, Inc.	14,700	811,146
Target Corp.	58,300	3,700,301

		9,261,262

Multi-Utilities — 0.6%
Ameren Corp.	21,900	715,473
CenterPoint Energy, Inc.	38,100	811,530
CMS Energy Corp.	23,000	541,650
Consolidated Edison, Inc.	25,700	1,539,173
Dominion Resources, Inc.	51,332	2,717,516
DTE Energy Co.	15,000	899,100
GDF Suez (France)	3,154	70,523
Integrys Energy Group, Inc.	6,020	314,244
National Grid PLC (United Kingdom)	19,829	218,697
NiSource, Inc.	23,200	591,136
PG&E Corp.	38,200	1,629,994
Public Service Enterprise Group, Inc.	46,100	1,483,498
SCANA Corp.(a)	11,300	545,451
Sempra Energy	20,519	1,323,270
TECO Energy, Inc.	20,500	363,670
Wisconsin Energy Corp.	20,100	757,167

		14,522,092

Office Electronics
Xerox Corp.	127,463	935,578

Oil, Gas & Consumable Fuels — 4.8%
Alpha Natural Resources, Inc.*	21,808	143,279
Anadarko Petroleum Corp.	43,554	3,045,296
Apache Corp.	35,014	3,027,661
BG Group PLC (United Kingdom)	403	8,135
BP PLC (United Kingdom)	61,798	435,591
Cabot Oil & Gas Corp.	18,000	808,200
Chesapeake Energy Corp.(a)	53,500	1,009,545
Chevron Corp.	175,822	20,493,812
ConocoPhillips(a)	111,477	6,374,255
Consol Energy, Inc.	19,500	585,975
Denbury Resources, Inc.*	37,200	601,152
Devon Energy Corp.	36,200	2,190,100
ENI SpA (Italy)	9,920	216,966
EOG Resources, Inc.	23,700	2,655,585
EQT Corp.	12,800	755,200
Exxon Mobil Corp.	413,599	37,823,628
Hess Corp.	27,500	1,477,300
Idemitsu Kosan Co. Ltd. (Japan)	300	24,537
Kinder Morgan, Inc.	49,098	1,743,961
Marathon Oil Corp.	62,682	1,853,507
Marathon Petroleum Corp.	30,141	1,645,397
Murphy Oil Corp.	17,300	928,837

Newfield Exploration Co.*	13,900	435,348
Noble Energy, Inc.	15,200	1,409,192
Occidental Petroleum Corp.	72,600	6,247,956
Peabody Energy Corp.	23,300	519,357
Phillips 66	54,638	2,533,564
Pioneer Natural Resources Co.	11,500	1,200,600
QEP Resources, Inc.	15,500	490,730
Range Resources Corp.	15,000	1,048,050
Repsol YPF SA (Spain)	1,470	28,505
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,580	331,364
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	8,718	309,431
Southwestern Energy Co.*(a)	31,600	1,099,048
Spectra Energy Corp.	58,062	1,704,700
Statoil ASA (Norway)	4,467	115,322
Sunoco, Inc.	9,000	421,470
Tesoro Corp.	12,400	519,560
Total SA (France)	6,568	325,792
Valero Energy Corp.	48,800	1,545,984
Williams Cos., Inc. (The)	57,200	2,000,284
WPX Energy, Inc.*	20,033	332,347

		110,466,523

Paper & Forest Products — 0.1%
International Paper Co.	37,773	1,371,915
MeadWestvaco Corp.	16,514	505,329

		1,877,244

Personal Products — 0.1%
Avon Products, Inc.	39,200	625,240
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,000	1,231,400

		1,856,640

Pharmaceuticals — 3.2%
Abbott Laboratories	139,700	9,577,832
Allergan, Inc.	27,700	2,536,766
AstraZeneca PLC (United Kingdom)	6,715	320,423
Bayer AG (Germany)	3,467	297,746
Bristol-Myers Squibb Co.	148,970	5,027,737
Eli Lilly & Co.	91,500	4,338,015
Forest Laboratories, Inc.*	22,300	794,103
GlaxoSmithKline PLC (United Kingdom)	11,476	264,537
Hospira, Inc.*	14,860	487,705
Johnson & Johnson(a)	245,048	16,886,258
Merck & Co., Inc.	269,833	12,169,468
Mylan, Inc.*	39,400	961,360
Novartis AG (Switzerland)	4,751	290,718
Novo Nordisk A/S (Denmark) (Class B Stock)	985	155,607
Orion OYJ (Finland) (Class B Stock)	5,154	110,275
Otsuka Holdings Co. Ltd. (Japan)	200	6,198
Perrigo Co.	8,800	1,022,296
Pfizer, Inc.	669,270	16,631,360
Roche Holding AG (Switzerland)	2,154	402,401
Sanofi (France)	4,020	342,757
Takeda Pharmaceutical Co. Ltd. (Japan)	1,600	73,612
Teva Pharmaceutical Industries Ltd. (Israel)	2,084	84,573
Watson Pharmaceuticals, Inc.*	11,200	953,792

		73,735,539

Professional Services — 0.1%
Adecco SA (Switzerland)	1,776	84,523
Capita PLC (The) (United Kingdom)	2,430	30,391
Dun & Bradstreet Corp. (The)	4,800	382,176
Equifax, Inc.	10,100	470,458
Intertek Group PLC (United Kingdom)	287	12,698
Robert Half International, Inc.	11,200	298,256

		1,278,502

Real Estate Investment Trusts — 1.0%
American Tower Corp.	34,100	2,434,399
Apartment Investment & Management Co. (Class A Stock)	13,033	338,728
AvalonBay Communities, Inc.(a)	8,275	1,125,317

Boston Properties, Inc.(a)	13,500	1,493,235
Centro Retail Australia (Australia)	11,969	25,951
CFS Retail Property Trust (Australia)	35,239	70,312
Equity Residential	27,000	1,553,310
GPT Group (Australia)	18,124	63,712
HCP, Inc.(a)	38,500	1,712,480
Health Care REIT, Inc.	20,800	1,201,200
Host Hotels & Resorts, Inc.(a)	66,682	1,070,246
Kimco Realty Corp.(a)	35,000	709,450
Link REIT (The) (Hong Kong)	35,000	165,772
Plum Creek Timber Co., Inc.(a)	12,700	556,768
ProLogis, Inc.	41,077	1,438,927
Public Storage	12,700	1,767,459
Simon Property Group, Inc.	26,743	4,059,855
Ventas, Inc.	25,518	1,588,496
Vornado Realty Trust	16,825	1,363,666
Westfield Retail Trust (Australia)	56,939	170,015
Weyerhaeuser Co.	48,598	1,270,352

		24,179,650

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	29,600	544,936
Cheung Kong Holdings Ltd. (Hong Kong)	4,000	58,435
Daiwa House Industry Co. Ltd. (Japan)	3,000	43,470
Hysan Development Co., Ltd. (Hong Kong)	5,000	22,704
IMMOFINANZ AG (Austria)	4,999	18,135
Keppel Land Ltd. (Singapore)	37,000	106,475
Lend Lease Group (Australia)	22,678	183,698
Sino Land Co. Ltd. (Hong Kong)	26,000	48,418
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	72,752
Tokyu Land Corp. (Japan)	5,000	26,720
Wharf Holdings, Ltd. (Hong Kong)	16,000	110,637

		1,236,380

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	1,500	131,665
ComfortDelGro Corp. Ltd. (Singapore)	32,000	44,639
CSX Corp.	91,600	1,900,700
East Japan Railway Co. (Japan)	700	46,316
Nippon Express Co. Ltd. (Japan)	9,000	34,090
Norfolk Southern Corp.	29,500	1,877,085
Ryder System, Inc.	4,900	191,394
Union Pacific Corp.	42,000	4,985,400
West Japan Railway Co. (Japan)	1,400	59,787

		9,271,076

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*	55,700	187,709
Altera Corp.	29,700	1,009,354
Analog Devices, Inc.	25,300	991,507
Applied Materials, Inc.	114,700	1,280,625
ARM Holdings PLC (United Kingdom)	2,834	26,314
ASML Holding NV (Netherlands)	2,865	153,121
Broadcom Corp. (Class A Stock)	44,650	1,543,997
First Solar, Inc.*(a)	2,600	57,577
Intel Corp.	448,200	10,165,176
KLA-Tencor Corp.	14,700	701,264
Lam Research Corp.*	16,050	510,149
Linear Technology Corp.	20,500	652,925
LSI Corp.*	57,100	394,561
Mellanox Technologies Ltd.*	87	9,015
Microchip Technology, Inc.(a)	15,700	514,018
Micron Technology, Inc.*	87,900	526,082
NVIDIA Corp.*	52,550	701,017
Teradyne, Inc.*(a)	19,800	281,556
Texas Instruments, Inc.(a)	99,900	2,752,245
Xilinx, Inc.	23,400	781,794

		23,240,006

Software — 1.8%
Adobe Systems, Inc.*	43,200	1,402,272
Autodesk, Inc.*	19,700	657,389
BMC Software, Inc.*	13,400	555,966
CA, Inc.	32,364	833,859

Citrix Systems, Inc.*	16,500	1,263,405
Dassault Systemes SA (France)	945	99,287
Electronic Arts, Inc.*	23,700	300,753
Intuit, Inc.	26,800	1,577,984
Microsoft Corp.	676,000	20,131,280
Oracle Corp.	345,200	10,870,348
Red Hat, Inc.*	16,600	945,204
Salesforce.com, Inc.*	12,000	1,832,280
SAP AG (Germany)	2,801	198,364
Symantec Corp.*	61,478	1,106,604

		41,774,995

Specialty Retail — 1.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	8,300	281,536
AutoNation, Inc.*(a)	3,874	169,178
AutoZone, Inc.*	3,150	1,164,460
Bed Bath & Beyond, Inc.*	21,300	1,341,900
Best Buy Co., Inc.	22,025	378,610
CarMax, Inc.*(a)	20,100	568,830
GameStop Corp. (Class A Stock)(a)	13,600	285,600
Gap, Inc. (The)	30,000	1,073,400
Hennes & Mauritz AB (Sweden) (Class B Stock)	589	20,462
Home Depot, Inc. (The)	134,950	8,146,932
Inditex SA (Spain)	696	86,425
Limited Brands, Inc.(a)	20,306	1,000,274
Lowe’s Cos., Inc.	103,800	3,138,912
O’Reilly Automotive, Inc.*	11,100	928,182
Ross Stores, Inc.	20,800	1,343,680
Shimamura Co. Ltd. (Japan)	900	104,776
Staples, Inc.	56,449	650,292
Tiffany & Co.	11,100	686,868
TJX Cos., Inc.	67,300	3,014,367
Urban Outfitters, Inc.*	11,100	416,916
USS Co. Ltd. (Japan)	530	55,973

		24,857,573

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	89	7,301
Christian Dior SA (France)	168	22,539
Cie Financiere Richemont SA (Switzerland)	2,074	124,374
Coach, Inc.	26,100	1,462,122
Fossil, Inc.*	4,200	355,740
LVMH Moet Hennessy Louis Vuitton SA (France)	327	49,165
NIKE, Inc. (Class B Stock)	32,100	3,046,611
Ralph Lauren Corp.	5,800	877,134
V.F. Corp.	8,000	1,274,880

		7,219,866

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	397,204
People’s United Financial, Inc.(a)	26,300	319,282

		716,486

Tobacco — 1.0%
Altria Group, Inc.	179,400	5,990,166
British American Tobacco PLC (United Kingdom)	4,967	255,019
Imperial Tobacco Group PLC (United Kingdom)	3,528	130,576
Japan Tobacco, Inc. (Japan)	5,500	164,636
Lorillard, Inc.	11,947	1,391,228
Philip Morris International, Inc.	150,400	13,526,976
Reynolds American, Inc.(a)	29,000	1,256,860

		22,715,461

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,600	1,186,524
ITOCHU Corp. (Japan)	12,500	126,191
Marubeni Corp. (Japan)	15,000	95,363
Rexel SA (France)	827	16,643
Sumitomo Corp. (Japan)	8,900	119,728
Toyota Tsusho Corp. (Japan)	4,700	100,400

W.W. Grainger, Inc.	5,200	1,083,524

		2,728,373

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	24,300	1,557,630
KDDI Corp. (Japan)	3,200	248,200
MetroPCS Communications, Inc.*	29,500	345,445
Millicom International Cellular SA (Luxembourg)	151	14,011
Softbank Corp. (Japan)	6,500	262,805
Sprint Nextel Corp.*(a)	265,477	1,465,433
Vodafone Group PLC (United Kingdom)	60,285	171,090

		4,064,614

TOTAL COMMON STOCKS (cost $670,247,764)		1,177,433,243

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $473,125)	9,600	508,800

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	821	149,761

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	557,000

Household Products
Henkel AG & Co. KGaA (Germany)	145	11,532

TOTAL PREFERRED STOCKS (cost $653,512)		718,293

	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.9%
Non-Residential Mortgage-Backed Securities — 1.5%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.705%	10/20/19	$2,163	2,090,602
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.035%	05/17/21	500	501,441
ARES CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B1, 144A(b)	AA(c)	3.428%	10/12/23	900	900,000
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.708%	01/26/20	1,336	1,297,417
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.621%	01/15/16	4,159	4,145,512
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	Aaa	1.537%	11/15/19	2,000	1,980,000
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.677%	05/25/17	725	715,294
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aa1	0.711%	04/25/19	1,986	1,928,550
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.692%	08/03/19	408	398,057
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.619%	02/20/15	1,500	1,499,719
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.703%	07/22/20	817	796,965
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.859%	03/15/20	1,000	939,406
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.071%	06/15/18	4,500	4,520,282
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.715%	12/15/17	435	433,240
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.815%	07/15/16	29	28,680
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.635%	09/06/22	1,250	1,249,981

Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.695%	10/19/20	774	751,867
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.678%	06/01/17	1,740	1,704,967
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.649%	09/15/17	1,263	1,241,337
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	2.003%	05/18/23	1,100	1,100,000
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A2, 144A(b)	AA(c)	2.783%	05/18/23	1,450	1,450,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.639%	03/15/18	316	303,907
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(c)	2.931%	05/24/23	1,000	984,903
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.085%	08/17/22	750	735,119
Sound Point CLO Ltd., Ser. 2012-1A, Class B(o)	AA(c)	0.000%	10/20/23	900	897,480
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	153	154,175
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.695%	11/01/18	2,000	1,960,490

					34,709,391

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.867%	03/25/33	459	335,932
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.967%	03/25/34	3,240	2,915,407
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	375	321,878
Equity One ABS, Inc., Ser. 2004-3, Class M1	Ba1	5.366%	07/25/34	842	686,294
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.072%	07/25/34	506	407,787
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.709%	01/20/35	342	316,063
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.747%	06/25/34	948	810,754
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.417%	05/25/33	233	204,669
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.267%	12/25/33	1,303	1,201,778
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.117%	07/25/32	669	547,129
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.492%	09/25/32	838	664,817
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(b)	Ba3	0.982%	02/25/34	1,269	1,109,496
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(b)	Ca	0.467%	05/25/36	1,393	633,869

					10,155,873

TOTAL ASSET-BACKED SECURITIES (cost $45,412,406)					44,865,264

BANK LOANS(b) — 0.4%
Foods — 0.1%
Del Monte Foods Co.	B(c)	4.500%	03/08/18	988	984,642

Gaming
Scientific Games Corp.	Ba1	2.980%	06/30/15	423	421,315

Healthcare & Pharmaceutical — 0.2%
Davita, Inc.	Ba2	4.500%	10/20/16	1,092	1,090,820
HCA, Inc.	Ba3	3.466%	05/01/18	370	369,795
HCA, Inc.,	Ba3	3.612%	03/31/17	886	886,941
RPI Finance Trust	Baa2	4.000%	11/09/18	911	916,029
Universal Health Services, Inc.	Ba2	2.119%	08/15/16	900	893,250

					4,156,835

Metals
Schaeffler AG	Ba3	6.000%	01/27/17	600	603,750

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	800	798,111

Technology — 0.1%
First Data Corp.	B1	4.220%	03/26/18	2,055	1,960,132
First Data Corp.	B1	5.217%	03/24/17	156	152,987
Flextronics International Ltd. (Singapore)	Ba1	2.466%	10/01/14	411	408,696

Flextronics International Ltd. (Singapore)	Ba1	2.466%	10/01/14	118	117,441

					2,639,256

TOTAL BANK LOANS (cost $9,617,644)					9,603,909

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,234	1,710,583
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.004%	02/25/35	552	527,815
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.034%	03/25/35	584	547,140
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	2.968%	02/25/37	1,296	1,286,462
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	683	698,848
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	3.002%	07/25/35	799	801,181
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	182	187,535
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.778%	02/25/34	664	670,310
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	445	448,279

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,413,572)					6,878,153

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,076	3,115,689
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,023,006
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.893%	06/10/49	946	945,965
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,711,617
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(c)	5.619%	03/11/39	1,200	1,363,895
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.888%	12/10/49	800	941,200
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,000	1,129,135
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	555,626
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	467	480,373
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.940%	06/10/46	4,000	4,564,564
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,328	1,335,203
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.588%	02/15/39	4,330	4,913,441
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(c)	5.588%	02/15/39	530	588,924
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	975,314
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	3,000	3,327,594
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(c)	5.223%	08/15/48	1,020	1,145,404
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.998%	05/15/46	1,175	1,263,198
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K020, Class X1(b)	AA+(c)	1.479%	05/25/22	21,500	2,287,688
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K501, Class X1A (b)	Aaa	1.879%	08/25/16	6,363	323,551
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K710, Class X1(b)	AA+(c)	1.915%	05/25/19	16,990	1,660,739
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,610	2,803,777
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,553,187
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(b)	Aaa	6.065%	07/10/38	1,620	1,877,805

Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,749	2,837,135
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	985	999,214
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,525	1,579,841
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	262	263,522
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,074,819
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,810	2,920,535
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,274,296
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,562	1,671,785
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(b)	Aaa	5.475%	04/15/43	2,436	2,762,037
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2	Aaa	5.798%	06/15/49	1,562	1,613,875
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,926,430
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.049%	04/15/43	86,032	30,885
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(c)	4.826%	08/15/29	3,349	3,406,469
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	757,337
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,390	1,539,499
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	1,397	1,398,013
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,789
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	1,630	1,860,761
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,959,580
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(c)	5.847%	05/12/39	3,400	3,913,264
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(c)	5.847%	05/12/39	780	862,228
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.653%	02/12/39	440	481,946
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.091%	06/12/46	2,210	2,559,089
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	446,521
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,202	2,265,912
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.598%	03/12/44	1,500	1,694,451
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.891%	10/15/42	2,600	2,967,032
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,080	4,719,540
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,939	4,145,466
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.823%	06/11/42	1,004	1,050,303
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	1,300	1,456,242
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.923%	05/15/43	3,688	4,226,310
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,800	4,355,811
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.122%	02/15/51	2,900	3,418,433

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,991,567)					111,380,265

CORPORATE BONDS — 10.9%
Aerospace & Defense L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	524,420

Airlines — 0.2%
Continental Airlines 2012-2 Class A Pass-Thru Certificates, Pass-thru Certs., Ser. 2-A	Baa2	4.000%	10/29/24	405	413,627

Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2001-1. Class A-1(d)	Baa2	6.703%	06/15/21	128	139,212
Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	701	748,790
Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	185	199,697
Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	654	746,927
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,061	1,151,447
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	355	392,106
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	637	687,713

					4,479,519

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	430	453,222
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	1,440	1,526,028
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	393,372
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	539,558
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	269,333

					3,181,513

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,000	2,705,672
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(e)	A2	2.800%	09/19/16	1,210	1,286,508
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,690	1,799,005
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	530	531,648
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,515	1,517,910
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,100	2,286,774
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	4.500%	04/01/15	185	198,171
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,290	1,515,184
Bank of America Corp., Sr. Unsec’d. Notes(e)	Baa2	6.000%	09/01/17	1,330	1,538,384
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	790	838,174
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650%	05/01/18	105	119,719
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	850	943,877
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	805	944,934
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	550	613,487
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	270	324,634
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,135	1,416,313
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,398
Capital One Capital VI Ltd., Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,148,941
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,125	2,333,212
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	745	881,944
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	320	420,540
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	850	1,262,112
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	725	787,243
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,195	1,580,395
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	987,224
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	584,180
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,162,067
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	220	254,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,305	2,541,113
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	580	582,245
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	1,250	1,439,845
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	700	807,127
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	765	843,110
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36	1,020	1,068,724
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	113	121,055
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,730	1,980,886
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	920	1,062,819
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	182,273
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Ba1	7.900%	04/29/49	2,000	2,271,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	1,935	2,046,628
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	2,360	2,578,522
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	1,770	2,044,173
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	640	704,873

Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,110	2,305,131
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	495	556,007
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	6.625%	04/01/18	100	114,894
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,530	2,759,223
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	635	694,936
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/29/49	800	871,750
PNC Funding Corp., Gtd. Notes.(a)	A3	2.700%	09/19/16	925	986,051
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	390	496,128
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(a)	Baa1	6.400%	10/21/19	1,775	2,039,830
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	95	96,815
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	09/24/15	780	789,142
US Bancorp, Sub. Notes, MTN	A1	2.950%	07/15/22	915	923,705

					62,901,648

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	02/06/12	1,850	471,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	182,000

					653,750

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	900	1,046,250
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,101,782
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	396,993
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	394,794
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	643,795
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	174,753
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,882,108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	1,020	1,037,723
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	378,780

					8,056,978

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,040	1,079,000
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	1,100	1,289,750
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	635	656,831
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa1	5.800%	10/15/12	460	460,797
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa1	6.375%	10/15/17	1,198	1,431,157
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa1	7.000%	10/15/37	390	485,987
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	320	378,618
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $319,875; purchased 7/10/12 )(d)(g)	Baa3	2.500%	07/11/14	320	322,545
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 5/08/12 )(d)(g)	Baa3	3.125%	05/11/15	420	429,694
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,540	1,726,009
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,060	1,194,551

					9,454,939

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,767,806
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	56,665
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	815,657
LyondellBasell Industries (Netherlands) Sr. Unsec’d. Notes(a)	Ba2	5.000%	04/15/19	800	850,000
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	606,322

					4,096,450

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,853,387
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	998	1,090,315

					2,943,702

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	170	199,981
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	709,437

CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,095,340
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	429,938
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	187,520
Duke Energy Carolinas LLC, First Mtge. Bonds(h)	A1	6.050%	04/15/38	530	701,166
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	992,230
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,363,189
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A(a)	Baa1	6.000%	10/07/39	1,260	1,133,002
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	214,338
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,375	1,590,699
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	513,085
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	564,123
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	140	147,838
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	621,879
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	407,312
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,210	1,532,308
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	614,768
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	605	688,200
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa2	6.375%	01/15/15	465	516,707
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	164,907
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	515	686,954
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	666,965
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	553,088
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	309,194

					16,604,168

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	557,207
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,009,704

					1,566,911

Energy — Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,290,011
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	305	377,877
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.950%	06/15/19	225	281,874
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	4.750%	05/15/42	900	964,356
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21	890	956,646
Phillips 66, Gtd. Notes, 144A(a)	Baa1	2.950%	05/01/17	415	439,027
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,450	1,760,476
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	755	759,185
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	748,874
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	26,850
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,727,318

					9,332,494

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,030	1,044,589
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,160	1,900,031
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	384,252
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	650	665,444
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	772,101
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,055,944
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,089,632
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	650	787,175
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	513,553
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	575	641,457
Tyson Foods, Inc., Gtd. Notes	Baa3	6.850%	04/01/16	785	900,788

					9,754,966

Healthcare & Pharmaceutical — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,365	1,520,996
Amgen, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.375%	05/15/43	995	1,153,043
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,060	2,139,001
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	656,466
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	900	933,750
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	270	300,419
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	470	587,875
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22	150	156,961

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	630,997
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	272,430
Mylan, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%	07/15/17	900	996,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	850	891,438
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	460	470,966
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	440	537,347

					11,248,439

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	625,495
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	634,618
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	767,163
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,320,154
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	140,080
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	526,010
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	550,415
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	330	333,127
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	775	790,505
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	1,085	1,175,719

					6,863,286

Insurance — 0.9%
Allied World Assurance Co. Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	529,216
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	115	137,866
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	668,251
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	1,108,464
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18	900	1,157,319
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20	990	1,115,772
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,341,900
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	635	713,259
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	997,288
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	215	232,745
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	250	244,687
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	546,905
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	822,367
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	661,690
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,179,619
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	110,919
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	270	323,168
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	901,370
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A(a)	Aa2	6.063%	03/30/40	350	447,871
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	736,796
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,152,578
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	105	107,213
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	772,200
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,963,650
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	315	352,127
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	771,302
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	658,281
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	117,479

					19,872,302

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	800	918,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	490	502,586
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	805	809,208
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,700	3,233,245
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	890	914,707

					6,377,746

Media & Entertainment — 0.3%
CBS Corp., Gtd. Notes(a)(d)	Baa2	4.850%	07/01/42	340	360,022
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(i)	Baa2	5.307%	05/11/22	500	543,750
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	299,593
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	475	591,319
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	45,417
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,627,345
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,100	1,218,250
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	217,887

Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	627,112
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	745	946,038
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	216,522
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	895,274
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	546,897

					8,135,426

Metals — 0.2%
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	147,678
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	1,275	1,275,000
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	255	260,806
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	370	456,247
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	5.200%	03/01/42	585	550,135
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,022,901

					3,712,767

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	970	1,155,911
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)(h)	A1	6.000%	08/07/19	3,010	3,661,036
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.875%	01/10/39	730	975,357
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	230	243,856
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	1,750	1,785,000
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	396,025
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,155,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,025	1,200,497

					10,572,682

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $273,386; purchased 10/27/10)(d)(g)	Baa3	5.400%	11/01/20	275	322,307
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41	740	901,717
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	791,544
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23	360	365,817
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	675	731,209

					3,112,594

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	656,000
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	588,503
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	154,949
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	81,418
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	4,003,491
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	209,140

					5,693,501

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	922,743
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	880,518
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23	590	598,610
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	120	148,640

					2,550,511

Real Estate Investment Trusts — 0.3%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	670	684,067
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	846,813
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	669,441
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	82,521
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	2.800%	01/30/17	235	247,395
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	190	199,487
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,925	3,572,279

					6,302,003

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	960	1,209,023
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	436,754
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	438,752
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	323,418
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,026,838
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	220	247,415
Target Corp., Sr. Unsec’d. Notes(a)	A2	4.000%	07/01/42	960	982,571
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	650	867,126

					6,531,897

Technology — 0.4%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	386,372

Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,030	2,134,622
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13	900	960,750
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,344,438
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	900	940,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,814,448

					8,581,130

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A2	6.125%	03/30/40	560	728,653
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	27,665
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.350%	09/01/40	1,378	1,658,575
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%	08/15/41	760	946,047
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.550%	02/15/39	1,115	1,511,372
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	569,650
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,362,568
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(a)(d)(g)	Baa3	7.082%	06/01/16	325	383,748
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,645	1,850,036
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	880	981,701
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	175,313
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	475	465,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	74,127
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	735,000

					13,469,955

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,354,195
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	218,577
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,456,522
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	373,982
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	360,279

					6,763,555

TOTAL CORPORATE BONDS (cost $225,952,443)					253,339,252

MORTGAGE-BACKED SECURITIES — 12.2%
Federal Home Loan Mortgage Corp.(b)		2.633%	06/01/36	506	538,172
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	1,500	1,580,625
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	6,000	6,433,125
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	8,756	9,411,592
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	22,188	24,078,524
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/39	11,478	12,473,319
Federal Home Loan Mortgage Corp.(b)		5.208%	12/01/35	857	921,134
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 07/01/38	10,183	11,127,431
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 08/01/39	3,161	3,502,352
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 - 09/01/16	59	60,871
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 10/01/32	549	648,181
Federal National Mortgage Association(b)		2.290%	07/01/33	559	594,975
Federal National Mortgage Association(b)		2.460%	07/01/37	709	750,223
Federal National Mortgage Association		2.500%	TBA 15 YR	3,000	3,146,250
Federal National Mortgage Association(b)		2.569%	06/01/37	148	157,992
Federal National Mortgage Association		3.000%	TBA 15 YR	4,000	4,234,375
Federal National Mortgage Association		3.000%	TBA 30 YR	15,500	16,321,016
Federal National Mortgage Association		3.000%	TBA 30 YR	3,500	3,694,687
Federal National Mortgage Association		3.500%	06/01/39 - 09/01/42	7,204	7,734,741
Federal National Mortgage Association		3.500%	TBA 15 YR	7,000	7,445,156
Federal National Mortgage Association		3.500%	TBA 30 YR	17,000	18,187,344
Federal National Mortgage Association		4.000%	TBA 30 YR	2,500	2,690,625
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	15,928	17,585,645
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	6,911	7,573,248
Federal National Mortgage Association		5.000%	TBA 30 YR	7,000	7,632,187
Federal National Mortgage Association		5.500%	03/01/16 - 04/01/37	12,790	14,181,033
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	12,511	14,033,538
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	4,963	5,647,361
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	411	483,326

Federal National Mortgage Association		7.500%	05/01/32	96	118,590
Government National Mortgage Association		3.500%	TBA 30 YR	500	547,891
Government National Mortgage Association		3.500%	TBA 30 YR	9,500	10,390,624
Government National Mortgage Association		4.000%	06/15/40 - 05/20/41	2,251	2,486,972
Government National Mortgage Association		4.000%	TBA 30 YR	6,000	6,615,000
Government National Mortgage Association		4.000%	TBA 30 YR	19,500	21,462,187
Government National Mortgage Association		4.500%	01/20/41 - 02/20/41	7,068	7,845,300
Government National Mortgage Association		4.500%	TBA 30 YR	11,750	12,963,554
Government National Mortgage Association		5.000%	TBA 30 YR	6,500	7,166,250
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	4,525	5,085,193
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	1,522	1,746,505
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	2,854	3,348,870
Government National Mortgage Association		8.000%	01/15/24 - 07/15/24	45	54,362

TOTAL MORTGAGE-BACKED SECURITIES (cost $272,328,095)					282,700,346

MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,851,678
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	970	1,264,298
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,129,341
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,488,440
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,391,544
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	497,739
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	320,089
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	558,136
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	605,399
Colorado State Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	858,675
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,664,375
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	466,749
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	334,400
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	282,896
State of Illinois, General Obligation Bonds, Taxable Series	A2	4.421%	01/01/15	630	668,531
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	371,761

TOTAL MUNICIPAL BONDS (cost $10,730,609)					13,754,051

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes, 144A	Aaa	2.700%	11/25/14	7,220	7,546,994
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	Aa3	4.000%	01/29/21	460	501,176
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	365	426,789
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	864,862
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes(a)	Aaa	2.375%	08/25/21	730	756,353
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	846	941,175
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	467,250
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,260	1,419,731
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	285	337,013
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,309,391
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,200	2,315,016

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $16,733,480)					17,885,750

NON-CORPORATE SOVEREIGNS — 0.1%
Poland Government International Bond (Poland), Sr. Unsec’d Notes	A2	3.000%	03/17/23	1,695	1,665,677
Spain Government International Bond (Spain) , Sr. Unsec’d Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	1,100	1,098,240

TOTAL NON-CORPORATE SOVEREIGNS (cost $2,775,597)					2,763,917

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	950	1,316,221
Federal Home Loan Mortgage Corp.		1.250%	10/02/19	215	214,555
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	1,940	2,035,137
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	420	510,233
Resolution Funding Corp. Interest Strip, Bonds(j)		1.160%	04/15/18	2,645	2,483,740
Tennessee Valley Authority		5.880%	04/01/36	85	119,679

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,994,986)					6,679,565

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds		6.125%	11/15/27	10,765	16,201,325
U.S. Treasury Bonds		11.250%	02/15/15	4,245	5,344,718
U.S. Treasury Bonds(a)		2.750%	08/15/42	1,560	1,534,163
U.S. Treasury Bonds		3.000%	05/15/42	680	705,075
U.S. Treasury Bonds		9.250%	02/15/16	5,955	7,726,612
U.S. Treasury Inflation Indexed Notes		1.375%	01/15/20	9,139	10,935,037
U.S. Treasury Notes		0.375%	06/15/15	1,840	1,843,881
U.S. Treasury Notes		1.000%	03/31/17	1,305	1,331,100
U.S. Treasury Notes		1.000%	09/30/19	5	4,981
U.S. Treasury Notes		1.875%	10/31/17	11,550	12,257,438
U.S. Treasury Notes		2.125%	12/31/15	9,305	9,836,399
U.S. Treasury Notes		3.125%	04/30/17	5,890	6,572,410
U.S. Treasury Notes		3.500%	02/15/18	15,000	17,204,295
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,645,052
U.S. Treasury Strips Coupon(k)		2.100%	05/15/24	16,380	12,848,275
U.S. Treasury Strips Coupon(k)		2.140%	08/15/24	11,695	9,078,033
U.S. Treasury Strips Coupon(k)		2.210%	11/15/23	12,715	10,176,908
U.S. Treasury Strips Coupon(k)		2.270%	02/15/24	10,000	7,922,320
U.S. Treasury Strips Coupon(k)		2.560%	05/15/25	6,000	4,520,382
U.S. Treasury Strips Coupon(k)		2.950%	05/15/27	2,280	1,586,739
U.S. Treasury Strips Coupon(a)(k)		3.820%	08/15/33	8,260	4,568,664

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $135,848,875)					149,843,807

TOTAL LONG-TERM INVESTMENTS (cost $1,505,173,675)					2,078,354,615

SHORT-TERM INVESTMENTS — 21.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(h)(l) (cost $2,499,444)		0.100%	12/20/12	2,500	2,499,542

				Shares
AFFILATED MUTUAL FUNDS — 21.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $126,209,092)(m)				13,033,833	119,259,573
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $378,154,735; includes $135,677,637 of cash collateral received for securities on loan)(m)(n)				378,154,735	378,154,735

TOTAL AFFILIATED MUTUAL FUNDS (cost $504,363,827)					497,414,308

TOTAL SHORT-TERM INVESTMENTS (cost $506,863,271)					499,913,850

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.9% (cost $2,012,036,946)					2,578,268,465

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY — (0.2)%
Federal National Mortgage Association (proceeds received $4,324,063)	4.500%	TBA 30 YR	$4,000	(4,329,375)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 110.7% (cost $2,007,712,883)				2,573,939,090
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (10.7)%				(249,080,332)

NET ASSETS — 100.0%				$2,324,858,758

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Based Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

*	Non-income producing security.
§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,114,550; cash collateral of $135,677,637 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,737,164. The aggregate value of $6,473,446 is approximately 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents a step bond. Rate shown reflects the rate in effect at September 30, 2012.
(j)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2012.
(k)	Rate shown reflects the effective yield at September 30, 2012.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	New issue security. Variable rate in effect upon settlement.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
251	2 Year U.S. Treasury Notes	Dec. 2012	$55,306,215	$55,353,344	$47,129
335	5 Year U.S. Treasury Notes	Dec. 2012	41,657,137	41,751,992	94,855
29	10 Year U.S. Treasury Notes	Dec. 2012	3,871,333	3,871,047	(286)
51	S&P 500 E-mini	Dec. 2012	3,711,390	3,657,210	(54,180)
87	S&P 500 Index	Dec. 2012	31,597,711	31,193,850	(403,861)
196	U.S. Long Bond	Dec. 2012	28,809,954	29,277,500	467,546

					151,203

	Short Position:
74	U.S. Ultra Bond	Dec. 2012	12,057,921	12,226,187	(168,266)

					$(17,063)

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$ 20,110	08/31/16	0.934%	3 month LIBOR(1)	$294,685	$—	$294,685	Credit Suisse International
20,000	08/31/16	0.928%	3 month LIBOR(1)	288,247	—	288,247	Citibank, NA
20,000	08/31/16	0.977%	3 month LIBOR(2)	(326,997)	—	(326,997)	Citibank, NA
6,255	08/31/16	0.975%	3 month LIBOR(2)	(101,808)	—	(101,808)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(102,679)	—	(102,679)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(47,891)	—	(47,891)	Deutsche Bank AG
30,590	11/30/16	0.945%	3 month LIBOR(2)	(425,764)	—	(425,764)	Citibank, NA
19,045	11/30/16	0.913%	3 month LIBOR(2)	(239,637)	—	(239,637)	JPMorgan Chase Bank
11,150	02/28/17	0.680%	3 month LIBOR(1)	4,075	—	4,075	Citibank, NA
215	10/02/19	1.189%	3 month LIBOR(2)	16	—	16	Bank of Nova Scotia
1,940	01/13/22	1.660%	3 month LIBOR(2)	(13,958)	—	(13,958)	Citibank, NA
7,095	08/15/28	2.370%	3 month LIBOR(2)	(70,286)	—	(70,286)	Citibank, NA

				$(741,997)	$—	$(741,997)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,110	$5,060	$—	$5,060	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(4,165)	5,497	(9,662)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	11	—	11	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,700	2,439	—	2,439	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	16,771	—	16,771	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,585	(160,974)	—	(160,974)	Deutsche Bank AG

				$(140,858)	$5,497	$(146,355)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 09/30/2012
Credit contracts	$(146,355)
Equity contracts	(458,041)
Interest rate contracts	(301,019)

Total	$(905,415)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,169,182,347	$8,250,896	$—
Exchange Traded Fund	508,800	—	—
Preferred Stocks	718,293	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	28,381,911	6,327,480
Residential Mortgage-Backed Securities	—	10,155,873	—
Bank Loans	—	8,710,659	893,250
Collateralized Mortgage Obligations	—	6,878,153	—
Commercial Mortgage-Backed Securities	—	111,380,265	—
Corporate Bonds	—	253,339,252	—
Mortgage-Backed Securities	—	282,700,346	—
Municipal Bonds	—	13,754,051	—
Non-Corporate Foreign Agencies	—	17,885,750	—
Non-Corporate Sovereigns	—	2,763,917	—
U.S. Government Agency Obligations	—	6,679,565	—
U.S. Government Treasury Obligations	—	152,343,349	—
Affiliated Mutual Funds	497,414,308	—	—
Mortgage-Backed Security Sold Short	—	(4,329,375)	—
Other Financial Instruments*
Futures Contracts	(17,063)	—	—
Interest Rate Swap Agreements	—	(741,997)	—
Credit Default Swap Agreements	—	(146,355)	—

Total	$1,667,806,685	$898,006,260	$7,220,730

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.6%
ASSET-BACKED SECURITIES — 10.8%
Non-Residential Mortgage-Backed Securities — 5.6%
Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.955%	10/17/21	$ 4,000	$ 3,999,772
ARES CLO Funds (Cayman Islands), 144A
Ser. 2004-8A, Class A1A(a)	Aaa	0.857%	02/26/16	141	140,636
Ser. 2005-10A, Class A2(a)	Aaa	0.625%	09/18/17	222	220,623
Ser. 2005-10A, Class A3(a)	Aaa	0.625%	09/18/17	189	187,631
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.621%	01/15/16	5,750	5,731,353
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.021%	02/15/17	2,100	2,094,811
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.649%	06/20/17	2,745	2,712,168
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.677%	05/25/17	363	357,647
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.692%	08/03/19	4,081	3,980,568
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.687%	03/24/17	2,320	2,295,227
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(c)	Aaa	0.665%	04/20/19	1,723	1,691,848
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.667%	03/26/17	947	935,926
Ser. 2006-3A, Class A(a)	Aaa	0.703%	07/22/20	2,042	1,992,413
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aa1	0.859%	03/15/20	1,500	1,409,109
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	B1	1.221%	05/15/34	219	86,289
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.715%	12/15/17	571	568,627
Gulf Stream - Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.815%	07/15/16	201	200,762
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.698%	05/09/18	2,448	2,406,096
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	5.439%	08/01/16	EUR 2,000	2,327,107
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.695%	11/15/17	2,738	2,680,541
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.695%	10/19/20	967	939,833
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.773%	10/22/16	311	306,699
Ser. 2005-3A, Class A(a)	Aaa	0.678%	06/01/17	2,175	2,131,209
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.649%	09/15/17	4,911	4,827,422
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(b)	3.540%	10/20/32	4,171	4,306,220
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.121%	11/15/16	9,800	9,836,172
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.639%	03/15/18	2,367	2,279,300
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	0.876%	09/14/19	EUR 4,010	4,898,660
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	1.038%	07/10/15	117	116,605
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	A1	7.125%	01/15/13	394	396,556
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.676%	03/21/17	811	802,946
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.695%	11/01/18	3,100	3,038,759
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(c)	Aaa	0.953%	01/21/16	853	850,157

					70,749,692

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.117%	09/25/33	1,724	1,481,852

Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.142%	10/25/31	543	392,471
Ser. 2004-R8, Class M1(a)	A2	1.177%	09/25/34	950	840,511
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	B2	5.842%	09/25/33	2,400	1,655,681
Ser. 2004-W6, Class M1(a)	Baa1	0.767%	05/25/34	3,023	2,534,362
Ser. 2004-W10, Class A2(a)	Aaa	0.997%	10/25/34	1,802	1,672,946
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.267%	08/25/33	1,988	1,750,196
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Ba2	1.466%	06/15/33	1,520	1,291,511
Ser. 2004-HE1, Class M1(a)	Ba1	1.271%	01/15/34	270	240,387
Ser. 2004-HE5, Class M1(a)	Baa3	1.117%	08/25/34	2,547	2,285,553
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	1.117%	03/25/34	4,784	3,994,480
Ser. 2004-HE3, Class M2(a)	B1	1.942%	04/25/34	2,001	1,787,439
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.592%	03/25/33	269	33,431
Centex Home Equity, Ser. 2004-B, Class AF6 (i)	Aa3	4.690%	03/25/34	1,300	1,302,813
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.467%	08/25/32	117	53,806
Equity One ABS, Inc., Ser. 2004-3, Class M1(a)	Ba1	5.381%	07/25/34	1,065	868,203
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B1	0.937%	09/25/35	3,600	2,804,868
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.267%	12/25/33	283	242,657
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.192%	11/25/33	2,877	2,466,549
HSBC Home Equity Loan Trust
Ser. 2006-1, Class M1(a)	Aa1	0.499%	01/20/36	768	714,688
Ser. 2006-2, Class A1(a)	Aaa	0.369%	03/20/36	207	202,232
Ser. 2006-2, Class A2(a)	Aaa	0.399%	03/20/36	252	240,329
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.517%	03/25/36	3,111	1,561,902
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.967%	02/25/34	4,250	3,598,535
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Ba2	0.997%	02/25/34	2,784	2,531,220
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	A-(b)	1.017%	08/25/35	933	743,255
Ser. 2004-OPT1, Class A1A(a)	AAA(b)	0.477%	06/25/35	2,651	2,319,891
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	C	3.367%	11/25/32	167	55,437
Ser. 2003-HE1, Class M1(a)	Ba2	1.417%	05/25/33	1,734	1,524,784
Ser. 2003-HE3, Class M1(a)	Ba3	1.237%	10/25/33	1,269	1,127,124
Ser. 2004-NC1, Class M1(a)	Baa2	1.267%	12/25/33	1,059	976,445
Ser. 2004-OP1, Class M1(a)	Aa1	1.087%	11/25/34	3,688	3,082,002
Ser. 2004-WMC1, Class M1(a)	Ba1	1.147%	06/25/34	2,732	2,301,357
Ser. 2004-WMC2, Class M1(a)	Ba3	1.132%	07/25/34	2,353	2,058,039
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	Baa3	1.342%	10/25/33	3,959	3,494,657
Ser. 2004-4, Class M1(a)	Ba1	0.982%	02/25/35	3,048	2,502,576
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.017%	12/25/34	736	668,255
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	968,156
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.342%	12/25/32	404	326,214
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	B1	0.997%	02/25/34	4,239	3,602,505
Ser. 2006-FR1, Class M1(a)	C	0.617%	11/25/35	2,000	146,858
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A3	0.982%	02/25/35	76	69,409
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(b)	0.922%	03/25/34	2,297	1,928,663
Ser. 2004-7, Class A8(a)	AAA(b)	1.417%	08/25/34	1,400	1,155,227
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(b)	3.217%	07/25/32	1,211	1,018,542

					66,618,018

TOTAL ASSET-BACKED SECURITIES (cost $135,514,690)					137,367,710

BANK LOANS(a) — 3.0%
Aerospace & Defense
Booz Allen & Hamilton, Inc.	NR	2.970%	12/31/17	500	495,729

Automotive — 0.2%
Chrysler Group LLC	Ba2	6.000%	05/24/17	1,373	1,398,967
Schaeffler AG (Germany)	B1	6.000%	01/27/17	1,500	1,509,375

					2,908,342

Cable — 0.1%
Cequel Communications LLC	Ba2	4.000%	05/15/19	299	299,809
Kabel Deutschland (Germany)	NR	3.695%	02/01/19	254	253,355

					553,164

Chemicals — 0.1%
Ashland, Inc.	Baa3	3.750%	08/23/18	167	168,386
Rockwood Holdings, Inc.	Ba1	3.500%	02/09/18	1,366	1,370,580

					1,538,966

Consumer
Huish Detergents, Inc.	Ba3	2.240%	04/26/14	200	190,373

Electric — 0.1%
Calpine Corp.	B1	4.500%	04/01/18	416	416,125
Calpine Corp.	B1	4.500%	04/01/18	416	415,656

					831,781

Foods — 0.3%
Del Monte Foods Co.	B(b)	4.500%	03/08/18	1,798	1,792,430
OSI Restaurant Partners, Inc.	B3	0.044%	06/14/13	442	439,407
OSI Restaurant Partners, Inc.	B3	2.563%	06/14/14	1,002	996,252

					3,228,089

Gaming — 0.2%
CCM Merger, Inc.	B2	6.000%	03/01/17	2,701	2,718,225

Healthcare & Pharmaceutical — 0.8%
Alere, Inc.	B2	0.362%	12/07/17	176	176,460
Alere, Inc.	NR	3.217%	06/30/16	507	491,948
Alere, Inc.	NR	4.750%	06/30/17	478	479,686
Davita, Inc.	NR	0.000%	10/31/19	1,046	1,046,785
HCA, Inc.	Ba3	3.466%	05/01/18	462	462,244
HCA, Inc.	Ba3	3.612%	03/31/17	1,108	1,108,676
Hologic, Inc.	NR	3.455%	08/31/17	2,322	2,319,344
RPI Finance Trust	Baa2	4.000%	05/09/18	3,944	3,950,230

					10,035,373

Media & Entertainment — 0.3%
ProSiebenSat.1 Media AG (Germany)	Ba2	3.181%	07/01/16	EUR 2,900	3,593,883

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	1,500	1,496,459

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.	Ba1	3.720%	09/04/19	1,109	1,107,624

Retailers — 0.2%
Alliance Boots Ltd. (United Kingdom)	NR	3.514%	07/09/15	2,000	3,081,854

Technology — 0.5%
First Data Corp.	B1	4.220%	03/26/18	2,411	2,299,385
First Data Corp.	B1	5.217%	03/24/17	183	179,465
Flextronics International Ltd. (Singapore)	Ba1	2.466%	10/01/14	1,081	1,075,229
Flextronics International Ltd. (Singapore)	Ba1	2.466%	10/01/14	117	116,142
Freescale Semiconductor, Inc.	B1	4.480%	12/01/16	1,750	1,707,563
Sensata Technologies, Inc. (Netherlands)	Ba2	4.000%	05/12/18	1,269	1,273,799

					6,651,583

TOTAL BANK LOANS (cost $38,048,606)					38,431,445

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	845	864,364
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	182	187,534
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa3	2.778%	02/25/34	1,858	1,876,868
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(b)	5.000%	03/25/20	682	687,701

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,594,911)					3,616,467

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.9%
Banc of America Commercial Mortgage, Inc.
Ser. 2006-1, Class A2	Aaa	5.334%	09/10/45	19	18,950
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,640	2,643,243
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,214	3,277,952
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,171	3,345,414
Ser. 2007-4, Class A3(a)	AAA(b)	5.987%	02/10/51	6,322	6,558,424
Ser. 2007-5, Class A3	AAA(b)	5.620%	02/10/51	2,445	2,593,583
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	359	368,075
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.889%	12/10/49	1,590	1,870,635
CD Bank Commercial Mortgage Trust
Ser. 2006-CD2, Class AAB(a)	Aaa	5.512%	01/15/46	1,990	2,048,760
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,615,484
Commercial Mortgage Pass-Through Certificates
Ser. 2006-C7, Class A3(a)	AAA(b)	5.878%	06/10/46	1,397	1,395,554
Ser. 2006-C7, Class A4(a)	AAA(b)	5.940%	06/10/46	4,000	4,564,564
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	2,657	2,671,834
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(b)	5.588%	02/15/39	4,400	4,992,873
Ser. 2006-C1, Class AM(a)	AA-(b)	5.588%	02/15/39	970	1,077,842
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	1,833	1,833,225
Ser. 2007-C4, Class A2(a)	Aaa	5.955%	09/15/39	308	308,884
Ser. 2007-C4, Class A3(a)	Aaa	5.955%	09/15/39	10,550	11,022,450
FHLMC Multifamily Structured Pass-Through Certificates, I/O,
Ser. K020, Class X1(a)	AA+(b)	1.479%	05/25/22	29,500	3,138,921
Ser. K501, Class X1A(a)	Aaa	1.879%	08/25/16	12,428	631,935
Ser. K710, Class X1(a)	AA+(b)	1.915%	05/25/19	23,487	2,295,727
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	5,633	5,636,471
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(b)	5.238%	11/10/45	1,280	1,420,285
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class AJ	Baa1	4.859%	08/10/42	1,700	1,795,969
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	786	785,586
Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	4,900	5,436,153
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,443	3,553,512
GS Mortgage Securities Corp. II
Ser. 2006-GG6, Class A4	AA-(b)	5.553%	04/10/38	6,700	7,610,054
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	797	809,785
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	3,247	3,292,649
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,982,239
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,636,140
Ser. 2006-LDP6, Class A4	Aaa	5.475%	04/15/43	1,640	1,859,499
Ser. 2007-LD11, Class A2(a)	Aaa	5.988%	06/15/49	8,273	8,545,470
Ser. 2007-LD12, Class A3(a)	Aaa	6.175%	02/15/51	9,200	9,839,630
LB-UBS Commercial Mortgage Trust
Ser. 2005-C7, Class AM(a)	AA(b)	5.263%	11/15/40	2,100	2,325,861
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	991	1,017,022
Ser. 2007-C1, Class A2	AAA(b)	5.318%	02/15/40	1,464	1,478,904
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,684	1,733,367
Merrill Lynch Mortgage Trust
Ser. 2006-C1, Class A4(a)	AAA(b)	5.847%	05/12/39	7,920	9,115,603
Ser. 2007-C1, Class A3(a)	A+(b)	6.042%	06/12/50	690	741,592
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(b)	5.603%	02/12/39	3,000	3,407,343
Ser. 2006-2, Class A4(a)	Aaa	6.091%	06/12/46	2,625	3,039,642
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	970	981,769
Ser. 2006-4, Class A3	Aaa	5.172%	12/12/49	1,400	1,598,822
Ser. 2007-9, Class A2	AAA(b)	5.590%	09/12/49	3,107	3,107,551

Morgan Stanley Capital I Trust
Ser. 2006-HQ8, Class A4(a)	Aaa	5.598%	03/12/44	10,000	11,296,340
Ser. 2006-IQ12, Class A4	AAA(b)	5.332%	12/15/43	2,475	2,862,956
Ser. 2006-T23, Class A3(a)	AAA(b)	5.984%	08/12/41	1,318	1,374,619
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	5,715	6,199,585
Wachovia Bank Commercial Mortgage Trust
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,452,833
Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	7,838	8,780,018
Ser. 2006-C24, Class A3	Aaa	5.558%	03/15/45	2,050	2,335,969
Ser. 2006-C25, Class A4(a)	Aaa	5.923%	05/15/43	6,000	6,876,708
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	250	250,910
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	5,150	5,903,270
Ser. 2007-C33, Class A2(a)	Aaa	6.077%	02/15/51	272	272,490
Ser. 2007-C33, Class A3(a)	Aaa	6.122%	02/15/51	4,564	4,815,618
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	2,047	2,044,110

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $184,589,973)					202,492,411

CORPORATE BONDS — 45.6%
Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	772,829
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	800	809,200

					1,582,029

Airlines — 0.6%
Continental Airlines, Inc. Pass Through Trust, Pass-thru Certs.
Ser. 2001-1, Class A-1(c)	Baa2	6.703%	06/15/21	2	2,626
Ser. 2001-1, Class B	Ba1	7.373%	12/15/15	394	421,986
Ser. 2007-1, Class A(d)	Baa2	5.983%	04/19/22	1,687	1,881,233
Ser. 2010-1, Class A(d)	Baa2	4.750%	01/12/21	534	570,507
Delta Air Lines Pass Through Trust, Pass-thru Certs.
Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	1,316	1,454,715
Ser. 2010-2, Class A	Baa2	4.950%	05/23/19	738	796,560
Ser. 2011-1, Class A	Baa2	5.300%	04/15/19	791	858,535
UAL Pass Through Trust, Pass-thru Certs. Ser. 2007-1, Class A	Baa3	6.636%	07/02/22	986	1,029,859

					7,016,021

Automotive — 0.7%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	916,905
Delphi Corp., Gtd. Notes(d)	Ba2	5.875%	05/15/19	1,400	1,512,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	1,050	1,106,704
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	3,925	4,159,487
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	719,411

					8,414,507

Banking — 9.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,767,648
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	A(b)	3.875%	09/20/22	750	752,332
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	2,475	2,472,547
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	B1	8.000%	12/29/49	3,500	3,811,290
Bank of America Corp., Sr. Unsec’d. Notes(d)	Baa2	5.700%	01/24/22	1,775	2,084,846
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	4,590	5,309,161
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	1,340	1,421,712
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	790	877,251
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	A2	6.750%	05/22/19	1,610	1,966,762
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,575	1,965,368
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	1,210	1,246,300
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,737,845
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	799,051
Citigroup, Inc., Sr. Unsec’d. Notes(d)	Baa2	6.125%	11/21/17	2,050	2,412,120
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	2,500	2,959,542
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	4,120	6,117,533
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,375	1,818,446
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,283,655
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,415,010
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A3	6.250%	02/01/41	2,195	2,539,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	5.750%	01/24/22	2,250	2,591,721
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	2,420	2,790,354
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	1,355	1,581,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	6.250%	09/01/17	3,195	3,745,083
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	440	471,364
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,360,693
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A3	6.500%	09/15/37	1,625	1,921,899
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	315,940
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49	2,380	2,237,200
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	770	771,151
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Ba1	7.900%	04/29/49	6,130	6,962,025
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	2,245	2,374,512
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	A2	3.250%	09/23/22	500	506,947
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	600	655,556
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	A2	4.400%	07/22/20	5,100	5,612,994
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	Baa1	5.100%	03/24/21	1,155	1,350,664
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,614,020
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	2,650	3,060,485
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,635	2,878,682
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,920	2,107,490
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	4,035	4,400,579
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G(d)	Baa1	5.500%	07/28/21	1,650	1,805,739
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	1,720	1,752,864
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	625	632,520
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,525	1,752,530
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(d)	Baa2	3.000%	09/24/15	950	961,134
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	525	549,999
State Street Corp., Jr. Sub. Debs.(a)	A3	4.956%	03/15/18	3,025	3,343,369
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,326,148
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%	06/15/16	7,240	7,880,885

					125,074,039

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	712,400

Building Materials & Construction — 0.8%
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,704,996
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(d)	Baa3	5.125%	06/26/22	2,500	2,662,500
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15	4,695	5,119,362

					10,486,858

Cable — 2.1%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,455,250

Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $410,238; purchased 9/13/12)(c)(g)	B2	11.500%	11/20/14	370	410,700
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750%	11/15/21	2,225	2,453,063
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	8.625%	02/15/19	1,610	1,907,850
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	3,006,150
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	275	291,255
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(d)	Baa2	5.150%	03/15/42	1,375	1,398,892
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	1,400	1,519,000
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	2,000	2,100,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR 800	940,656
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	1,080,083
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,942,134
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	1,996	2,150,690

					26,655,723

Capital Goods — 1.2%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	1,000	1,046,250
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22	1,140	1,246,754
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $474,815; purchased 7/10/12)(c)(g)	Baa3	2.500%	07/11/14	475	478,777
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $2,022,003; purchased 9/24/12)(c)(g)	Baa3	2.500%	03/15/16	2,025	2,024,471
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 5/8/12)(c)(g)	Baa3	3.125%	05/11/15	675	690,580
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	1,100	1,155,529
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,773,327
Tyco Flow Control International Finance SA, Gtd. Notes, 144A(d)	Baa2	1.875%	09/15/17	625	625,370
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	2,425	2,717,904
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,960	2,208,793

					14,967,755

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	564,953
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18	785	954,756
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,252	2,026,997
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	4,000	4,260,744
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,815,537

					11,622,987

Consumer — 0.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	3.050%	09/15/22	425	433,358
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,231	5,714,867
Service Corp. International, Sr. Unsec’d. Notes(d)	Ba3	7.625%	10/01/18	2,000	2,370,000

					8,518,225

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	775	926,125
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15	1,275	1,434,375
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,730,101
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	659,853
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa1	6.000%	10/07/39	3,200	2,877,466
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	3,946,172
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	500	549,586
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.200%	10/01/17	1,930	2,297,076
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,900	2,198,057
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,214,386
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18	1,953	2,230,763
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,288,973

					23,352,933

Energy — Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(d)	Baa2	4.450%	09/15/42	1,825	1,903,468
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,564,940

					3,468,408

Energy — Other — 1.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	3,032,129
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	1,450	1,796,466
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	Baa3	6.950%	06/15/19	250	313,193
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,637	2,993,356
Forest Oil Corp., Gtd. Notes	B2	8.500%	02/15/14	1,000	1,082,500
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,773,557
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,650	1,997,392
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,124,712
Precision Drilling Corp. (Canada), Gtd. Notes(d)	Ba1	6.625%	11/15/20	1,000	1,065,000
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(d)	Baa3	5.875%	09/25/22	1,900	1,990,250
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,075	1,080,959
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,273,633
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950%	04/15/42	1,550	1,630,564

					22,153,711

Foods — 2.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	2,200	2,910,305
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	1,640	2,218,717
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,496,567
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,214,637
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,075,000
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,925,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,616,250
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(c)(g)	B1	7.250%	06/01/21	1,330	1,250,200
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(d)	Baa2	5.000%	06/04/42	900	1,004,019
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B2	12.250%	02/10/22	725	836,433
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,246,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Caa1	7.500%	11/15/14	2,415	2,318,400
Tyson Foods, Inc., Gtd. Notes(a)	Baa3	6.850%	04/01/16	1,000	1,147,500

					26,259,778

Gaming — 1.0%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,666,250
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,724,963
MGM Resorts International, Sr. Sec’d. Notes	Ba2	10.375%	05/15/14	1,115	1,254,375
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,875	4,369,062
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	2,500	2,731,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11 - 06/28/12)(c)(d)(g)	B1	11.375%	07/15/16	1,300	1,404,000

					13,149,900

Healthcare & Pharmaceutical — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,515	2,802,422
Amgen, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.375%	05/15/43	405	469,329
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,893,812
CHS/Community Health Systems, Inc., Gtd. Notes(d)	B3	8.000%	11/15/19	2,500	2,743,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	1,031,908
HCA, Inc., Gtd. Notes(d)	B3	8.000%	10/01/18	2,250	2,598,750
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,077,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	358,400
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(d)	Baa2	3.750%	08/23/22	225	235,442
Mylan, Inc., Gtd. Notes, 144A(d)	Ba2	7.625%	07/15/17	2,030	2,248,225
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	700	716,688

					18,176,226

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,517,306
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	817,981
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,427,715
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	881,414
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,428,015
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	999,420
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	261,783
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	525	529,975
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	1,225	1,249,507

					14,113,116

Insurance — 3.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	474,089
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,878,472
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	225	269,739
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.250%	05/15/13	1,820	1,856,819
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	345,119
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,157,187
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,578,250
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,291,752
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,589,250
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,890,375
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,492,425
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	500	561,621
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,101,500
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	342,562
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,576,204
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,657,502
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(e)	A1	8.875%	06/01/39	1,200	1,770,532
Northwestern Mutual Life Insurance, Sub. Notes, 144A(d)	Aa2	6.063%	03/30/40	500	639,816
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	978,557
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	150	153,162
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	1,096,200
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	3,172,050
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	500	558,932
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,358,701
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,729,600
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	149,519

					37,669,935

Lodging — 0.6%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	3,938	4,518,855
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,325	1,331,926
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,420,751

					8,271,532

Media & Entertainment — 2.8%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	251,684
CBS Corp., Gtd. Notes(c)(d)	Baa2	4.850%	07/01/42	2,450	2,594,273
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(l)	Baa2	5.307%	05/11/22	900	978,750
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	820,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes(d)	Baa2	4.375%	04/01/21	1,350	1,530,814
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450%	01/15/43	2,675	2,665,878
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	551,250
News America, Inc., Gtd. Notes(d)	Baa1	6.150%	02/15/41	1,430	1,780,182
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	84,346
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,820,311
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	2,800	3,129,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,578,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14	7,000	7,227,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	Ba3	8.600%	08/15/16	4,750	5,153,750
Time Warner, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	282,153
Time Warner, Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,785,429
Time Warner, Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,828,582
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	820	1,067,752

					36,130,154

Metals — 2.1%
Adaro Indonesia PT (Indonesia), Gtd. Notes, Reg.-S(d)	Ba1	7.625%	10/22/19	745	819,500
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,696,000
Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, Reg.-S	B1	10.750%	10/06/17	1,360	1,054,000
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,227,500
Metals USA, Inc., Sr. Sec’d. Notes(d)	B2	11.125%	12/01/15	7,450	7,673,500
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,392,375
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17	3,525	3,851,063
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	4,075	4,075,000
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Unsec’d. Notes, 144A	B1	7.750%	04/27/17	1,000	1,020,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	600	690,125
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,825	1,876,175

					27,375,238

Non-Captive Finance — 2.7%
GATX Corp., Sr. Unsec’d. Notes	NR	4.750%	10/01/12	1,500	1,500,150
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	A1	5.875%	01/14/38	675	804,371
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(d)(h)	A1	6.000%	08/07/19	6,315	7,680,878
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	1,185	1,359,867
HSBC Finance Corp., Sr. Sub. Notes	Baa2	6.676%	01/15/21	295	342,117
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	2,875	3,090,625
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	5.750%	05/15/16	1,125	1,192,772
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.250%	05/15/19	1,400	1,505,000
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.735%	09/29/36	6,100	4,927,360
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(c)	Baa1	1.181%	07/03/33	1,925	1,251,392
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	4,380,371
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,747,894
SLM Corp., Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17	1,075	1,170,406
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	Caa1	6.900%	12/15/17	1,000	850,000

					33,803,203

Packaging — 0.9%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN	Ba2	7.375%	07/15/21	EUR 1,470	2,054,313
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	1,815	2,096,325
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13	6,600	6,765,000

					10,915,638

Paper — 0.9%
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	6.000%	11/15/41	675	822,512
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,323,716
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,837,976
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Baa3	7.375%	09/01/19	4,400	5,581,677
Rock-Tenn Co., Unsec’d. Notes, 144A(d)	Ba1	4.450%	03/01/19	1,165	1,228,856

					11,794,737

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.700%	02/15/42	900	1,039,955
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(d)	Baa2	5.000%	08/15/42	550	571,086
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,955,361
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,583,072
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17	750	763,904
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,709,000

					8,622,378

Real Estate Investment Trusts — 0.8%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,133,801
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	8	9,708
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	2.800%	01/30/17	45	47,373
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	3.375%	03/15/22	325	341,227
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	40	48,852
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,424,843
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,439,512

					10,445,316

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,607,488
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	2,565	2,760,581
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	5.625%	04/15/41	1,190	1,587,507

					6,955,576

Technology — 1.8%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	626,549
Avaya, Inc., Gtd. Notes, PIK(d)	Caa2	10.125%	11/01/15	2,500	2,231,250
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	203,323
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(b)	10.000%	07/15/13	1,789	1,909,758
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	2,875	3,065,469
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(d)	Ba1	7.750%	12/15/18	1,700	1,878,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,066,415
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,045,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,844,500
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,675,250
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18	1,850	2,178,375
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,124,112

					22,848,501

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes(d)	A2	6.125%	03/30/40	795	1,034,427
AT&T Corp., Gtd. Notes(a)	A2	8.000%	11/15/31	103	158,308
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	483	581,344
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	6.550%	02/15/39	1,990	2,697,427
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa2	9.625%	12/15/30	328	533,843
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa2	7.750%	05/01/17	3,000	3,202,500
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	4,147,167
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14	1,910	2,129,650
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(d)	B3	11.625%	01/31/20	1,700	1,904,000

Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(c)(g)	Baa3	7.995%	06/01/36	1,250	1,405,802
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18	775	837,000
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.639%	06/15/13	3,750	3,770,213
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125%	04/30/18	200	228,940
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21	1,300	1,389,375
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	EUR 450	530,565

					24,550,561

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	2,715	4,564,895
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	515	545,102
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19	895	1,154,187

					6,264,184

TOTAL CORPORATE BONDS (cost $529,338,310)					581,371,569

FOREIGN AGENCIES — 3.6%
Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A	Ba1	5.375%	11/04/16	265	284,212
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16	1,950	2,064,601
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	2,845	3,705,613
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,676,637
Gazprom International SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(b)	7.201%	02/01/20	467	526,111
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22	2,375	2,660,000
KazMunayGas National Co. (Kazakhstan), Gtd. Notes, 144A, MTN	Baa3	9.125%	07/02/18	935	1,210,115
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750%	01/23/15	1,475	1,779,484
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(d)	Aa3	3.500%	08/22/17	2,400	2,582,758
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	2,600	2,829,013
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN(d)	A1	4.500%	03/23/15	1,785	1,912,677
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21	600	677,932
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, Reg.-S	A1	4.250%	11/02/20	1,750	1,914,180
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22	1,450	1,439,241
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	1,650	1,873,085
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,951,343
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17	1,575	1,661,959
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(d)	A3	5.375%	01/27/21	2,925	3,295,805
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	3,435	3,101,805
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22	2,100	2,373,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, Reg.-S	Ba2	7.390%	12/02/24	1,750	2,423,750
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	08/01/17	1,850	1,892,448

TOTAL FOREIGN AGENCIES (cost $42,375,462)					45,835,769

MORTGAGE-BACKED SECURITIES — 6.1%
Federal Home Loan Mortgage Corp.		1.250%	10/02/19	6,860	6,845,800
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	293	319,053
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	2,292	2,560,474
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,000	14,163,906
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	1,634	1,827,120
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32	1,359	1,548,889
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	166	195,331
Federal National Mortgage Association		3.000%	TBA 30 YR	1,500	1,583,438
Federal National Mortgage Association		4.000%	05/01/19	220	238,758
Federal National Mortgage Association		4.500%	12/01/18 - 02/01/35	1,748	1,912,072
Federal National Mortgage Association		5.500%	03/01/17 - 09/01/34	5,826	6,428,620
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	4,422	4,969,060
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	2,950	3,355,394
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	237	283,906
Government National Mortgage Association		4.500%	TBA 30 YR	17,000	18,755,780
Government National Mortgage Association		5.500%	01/15/33 - 07/15/35	4,219	4,737,843
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	3,586	4,133,153
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	2,916	3,475,466
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	72	84,961

TOTAL MORTGAGE-BACKED SECURITIES (cost $73,945,445)					77,419,024

MUNICIPAL BONDS — 2.0%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,605,521
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,380	1,798,692
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,643,221
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,687,982
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	3,051,302
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	833,562
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	523,782
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	807,655
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	959,048
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,373,880
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	3,035,820
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	1,000,486
State of Illinois, General Obligation Bonds	A2	4.421%	01/01/15	5,030	5,337,635
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	518,028
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,725,206

TOTAL MUNICIPAL BONDS (cost $20,797,086)					25,901,820

SOVEREIGNS — 4.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750%	03/05/15	2,100	2,187,444
Brazilian Government International Bond (Brazil), Bonds	Baa2	7.375%	02/03/15	EUR 900	1,326,441
Brazilian Government International Bond (Brazil), Bonds	Baa2	11.000%	06/26/17	EUR 1,400	2,527,693
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21	1,600	1,832,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.250%	04/20/15	1,600	1,820,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	10.375%	05/04/14	1,400	1,590,750
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22	2,000	2,115,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.400%	06/18/19	EUR 780	974,794
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR 2,100	2,596,057
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR 1,970	2,616,454
Italy Government International Bond (Italy), Bonds, Reg.-S	Baa2	3.450%	03/24/17	JPY 120,000	1,498,066
Italy Government International Bond (Italy), Bonds	Baa2	4.500%	06/08/15	JPY 130,000	1,709,623
Mexico Government International Bond (Mexico), Bonds, Ser. G, MTN	Baa1	5.500%	02/17/20	EUR 920	1,413,847
Mexico Government International Bond (Mexico), Bonds, Ser. G, MTN	Baa1	4.250%	07/14/17	EUR 2,560	3,646,663
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa2	1.720%	05/31/18	1,186	1,079,077
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, Reg.-S	Baa2	7.500%	10/14/14	EUR 1,700	2,463,665
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba2	6.250%	03/15/16	EUR 850	1,217,906
Poland Government International Bond (Poland)	A2	3.000%	03/17/23	1,900	1,867,130
Portugal Obrigacoes do Tesouro OT (Portugal)	Ba3	4.100%	04/15/37	EUR 540	379,092
Portugal Obrigacoes do Tesouro OT (Portugal)	Ba3	4.750%	06/14/19	EUR 2,775	2,864,579
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	2,110	2,495,075
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	Baa1	7.500%	03/31/30	946	1,193,694
South Africa Government Bond (South Africa), Bonds, Ser. R214	Baa1	6.500%	02/28/41	ZAR 23,290	2,292,603
South Africa Government International Bond (South Africa), Ser. E, MTN	Baa1	4.500%	04/05/16	EUR 800	1,123,133
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16	EUR 2,750	3,467,096
Spain Government Bond (Spain), Bonds	BBB+(b)	4.700%	07/30/41	EUR 465	449,201
Spain Government Bond (Spain), Bonds	BBB+(b)	5.850%	01/31/22	EUR 1,845	2,349,958
Spain Government International Bond (Spain), Ser. E, MTN	Baa3	3.625%	06/17/13	2,400	2,396,160

TOTAL SOVEREIGNS (cost $51,076,336)					53,493,201

U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Notes (cost $184,393)		1.000%	09/30/19	185	184,306

				Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)				45,000	1,253,250

TOTAL LONG-TERM INVESTMENTS (cost $1,080,590,212)					1,167,366,972

SHORT-TERM INVESTMENTS — 20.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $123,116,660)	12,525,905	114,612,029
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(j)(k) (cost $141,003,872; includes $114,728,578 of cash collateral received for securities on loan)	141,003,872	141,003,872

TOTAL SHORT-TERM INVESTMENTS (cost $264,120,532)		255,615,901

TOTAL INVESTMENTS — 111.6% (cost $1,344,710,744)		1,422,982,873
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (11.6)%		(148,296,786)

NET ASSETS — 100.0%		$1,274,686,087

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali — Long Term Treasury Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Association
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
LIBOR	London Interbank Offered Rate

§	The Portolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,187,898; cash collateral of $114,728,578 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $7,516,126. The aggregate value of $7,664,530 is approximately 0.6% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2012.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Represents step coupon bond. Rate shown reflects the rate in effect at September 30, 2012.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts out standing at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
303	2 Year U.S. Treasury Notes	Dec. 2012	$66,764,373	$66,820,969	$56,596
1,437	5 Year U.S. Treasury Notes	Dec. 2012	178,699,939	179,097,352	397,413
23	10 Year Euro-BTP	Dec. 2012	2,938,317	3,115,218	176,901
37	Euro-BOBL	Dec. 2012	5,936,900	5,976,162	39,262
19	Euro-BUND	Dec. 2012	3,427,343	3,461,449	34,106
768	U.S. Long Bond	Dec. 2012	114,691,148	114,720,000	28,852
11	U.S. Long Bond	Mar. 2013	1,597,420	1,628,000	30,580

					763,710

	Short Positions:
437	10 Year U.S. Treasury Notes	Dec. 2012	58,253,150	58,332,672	(79,522)
41	U.S. Ultra Bond	Dec. 2012	6,786,731	6,773,969	12,762

					(66,760)

					$696,950

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Forward currency contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	1,852	$1,911,200	$1,901,980	$(9,220)
Australian Dollar expiring 01/23/13	Morgan Stanley	AUD	1,870	1,945,700	1,921,027	(24,673)
Australian Dollar expiring 01/23/13	UBS AG	AUD	2,504	2,591,000	2,571,987	(19,013)
Brazilian Real expiring 10/17/12	Citibank NA	BRL	4,126	2,016,289	2,030,316	14,027
Brazilian Real expiring 10/17/12	Citibank NA	BRL	2,899	1,425,100	1,426,284	1,184
Brazilian Real expiring 10/17/12	Citibank NA	BRL	2,747	1,340,400	1,351,736	11,336
Brazilian Real expiring 10/17/12	Citibank NA	BRL	2,745	1,341,200	1,350,563	9,363
Brazilian Real expiring 10/17/12	Citibank NA	BRL	2,625	1,297,100	1,291,795	(5,305)
Brazilian Real expiring 11/26/12	UBS AG	BRL	8,760	4,214,466	4,290,358	75,892
Canadian Dollar expiring 01/22/13	JPMorgan Chase & Co.	CAD	7,157	7,328,093	7,260,657	(67,436)
Chilean Peso expiring 11/19/12	Citibank NA	CLP	3,211,809	6,599,155	6,716,718	117,563
Chilean Peso expiring 11/19/12	Citibank NA	CLP	120,729	254,300	252,475	(1,825)
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,351,100	2,357,939	6,839
Chinese Yuan Renminbi expiring 03/12/13	UBS AG	CNY	41,457	6,500,000	6,508,582	8,582
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,232,700	7,183,906	(48,794)
Czech Koruna expiring 01/24/13	Citibank NA	CZK	71,722	3,744,954	3,668,883	(76,071)
Czech Koruna expiring 01/24/13	Citibank NA	CZK	24,689	1,297,100	1,262,954	(34,146)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,401	2,353,400	2,333,510	(19,890)
Indian Rupee expiring 01/07/13	Citibank NA	INR	82,789	1,565,900	1,540,573	(25,327)
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,834,100	3,716,437	(117,663)
Indian Rupee expiring 01/07/13	UBS AG	INR	168,265	3,131,100	3,131,147	47
Indian Rupee expiring 01/07/13	UBS AG	INR	135,639	2,492,900	2,524,018	31,118
Japanese Yen expiring 01/25/13	Citibank NA	JPY	39,579	509,500	507,820	(1,680)
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,619	2,072,000	2,154,249	82,249
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,611	2,086,800	2,151,638	64,838
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,450	2,031,900	2,099,331	67,431
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	4,188	1,337,600	1,362,922	25,322
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	4,130	1,316,800	1,344,043	27,243
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	4,045	1,301,000	1,316,441	15,441
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	3,908	1,262,600	1,271,853	9,253
Mexican Nuevo Peso expiring 01/22/13	Citibank NA	MXN	107,280	8,271,467	8,240,116	(31,351)
Mexican Nuevo Peso expiring 01/22/13	Citibank NA	MXN	115	8,819	8,839	20
New Zealand Dollar expiring 01/23/13	UBS AG	NZD	5,389	4,423,671	4,431,964	8,293
Norwegian Krone expiring 01/24/13	Barclays Bank PLC	NOK	48,032	8,344,681	8,347,705	3,024
Norwegian Krone expiring 01/24/13	Barclays Bank PLC	NOK	7,606	1,318,427	1,321,906	3,479
Peruvian Nuevo Sol expiring 12/06/12	Citibank NA	PEN	10,653	4,059,808	4,082,419	22,611
Philippine Peso expiring 10/03/12	UBS AG	PHP	93,128	2,169,800	2,232,342	62,542
Philippine Peso expiring 10/03/12	UBS AG	PHP	61,689	1,452,700	1,478,728	26,028
Philippine Peso expiring 11/05/12	UBS AG	PHP	223,786	5,292,951	5,360,541	67,590
Philippine Peso expiring 11/05/12	UBS AG	PHP	109,723	2,608,100	2,628,286	20,186
Philippine Peso expiring 11/05/12	UBS AG	PHP	82,260	1,951,600	1,970,444	18,844
Philippine Peso expiring 11/05/12	UBS AG	PHP	55,005	1,316,700	1,317,586	886
Philippine Peso expiring 11/05/12	UBS AG	PHP	53,747	1,282,400	1,287,441	5,041
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,168	1,297,100	1,284,293	(12,807)
Polish Zloty expiring 01/24/13	UBS AG	PLN	11,813	3,670,032	3,639,988	(30,044)
Pound Sterling expiring 01/25/13	JPMorgan Chase & Co.	GBP	2,041	3,303,732	3,294,029	(9,703)
Russian Rouble expiring 10/17/12	Citibank NA	RUB	65,024	2,006,900	2,078,609	71,709
Russian Rouble expiring 10/26/12	Citibank NA	RUB	61,844	1,921,700	1,974,045	52,345
Russian Rouble expiring 10/26/12	Citibank NA	RUB	44,462	1,340,400	1,419,226	78,826
Russian Rouble expiring 10/26/12	Citibank NA	RUB	43,992	1,340,400	1,404,208	63,808
Russian Rouble expiring 10/26/12	Citibank NA	RUB	42,293	1,319,600	1,349,985	30,385
Russian Rouble expiring 10/26/12	Citibank NA	RUB	41,718	1,282,400	1,331,617	49,217
Russian Rouble expiring 10/26/12	Citibank NA	RUB	40,803	1,278,600	1,302,408	23,808
Russian Rouble expiring 10/26/12	Citibank NA	RUB	25,772	805,765	822,647	16,882
Russian Rouble expiring 12/27/12	Citibank NA	RUB	92,562	2,782,400	2,920,777	138,377
Russian Rouble expiring 03/25/13	Citibank NA	RUB	61,928	1,945,700	1,928,208	(17,492)
Russian Rouble expiring 03/25/13	Citibank NA	RUB	40,752	1,274,100	1,268,874	(5,226)
Russian Rouble expiring 03/25/13	Citibank NA	RUB	40,565	1,271,600	1,263,059	(8,541)
Singapore Dollar expiring 01/23/13	JPMorgan Chase & Co.	SGD	9,522	7,769,100	7,759,510	(9,590)
South African Rand expiring 01/30/13	Citibank NA	ZAR	10,586	1,271,600	1,250,351	(21,249)
South African Rand expiring 01/30/13	JPMorgan Chase & Co.	ZAR	10,646	1,271,600	1,257,359	(14,241)
South Korean Won expiring 10/17/12	Citibank NA	KRW	2,215,443	1,931,090	1,991,508	60,418

South Korean Won expiring 10/17/12	UBS AG	KRW	3,063,301	2,682,400	2,753,666	71,266
South Korean Won expiring 10/17/12	UBS AG	KRW	1,529,889	1,337,900	1,375,249	37,349
South Korean Won expiring 10/17/12	UBS AG	KRW	1,511,488	1,337,600	1,358,708	21,108
South Korean Won expiring 10/17/12	UBS AG	KRW	1,340,941	1,185,100	1,205,400	20,300
Swedish Krona expiring 01/24/13	Barclays Bank PLC	SEK	46,364	7,045,498	7,034,493	(11,005)
Swedish Krona expiring 01/24/13	Citibank NA	SEK	8,597	1,310,786	1,304,305	(6,481)
Taiwan Dollar expiring 11/05/12	UBS AG	TWD	39,277	1,316,700	1,339,982	23,282
Taiwan Dollar expiring 03/12/13	UBS AG	TWD	75,482	2,566,100	2,578,489	12,389
Taiwan Dollar expiring 03/12/13	UBS AG	TWD	37,667	1,283,500	1,286,715	3,215
Thai Baht expiring 11/30/12	UBS AG	THB	52,904	1,691,300	1,710,992	19,692
Thai Baht expiring 11/30/12	UBS AG	THB	44,043	1,385,500	1,424,403	38,903
Thai Baht expiring 11/30/12	UBS AG	THB	44,041	1,382,600	1,424,360	41,760
Thai Baht expiring 11/30/12	UBS AG	THB	42,874	1,346,100	1,386,623	40,523
Turkish Lira expiring 01/30/13	Citibank NA	TRY	2,362	1,295,500	1,291,933	(3,567)
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	8,053	4,417,603	4,404,795	(12,808)

				191,854,587	192,931,273	1,076,686

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	3,252	$3,331,500	$3,340,475	$(8,975)
Brazilian Real expiring 10/17/12	Citibank NA	BRL	15,142	7,323,886	7,450,694	(126,808)
Brazilian Real expiring 11/26/12	Citibank NA	BRL	5,403	2,610,000	2,646,134	(36,134)
Brazilian Real expiring 11/26/12	Citibank NA	BRL	3,357	1,605,100	1,644,224	(39,124)
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	2,139	2,166,100	2,169,899	(3,799)
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,342,761	2,357,939	(15,178)
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,157,513	7,183,906	(26,393)
Czech Koruna expiring 01/24/13	Barclays Bank PLC	CZK	34,616	1,813,700	1,770,739	42,961
Czech Koruna expiring 01/24/13	UBS AG	CZK	61,386	3,179,000	3,140,156	38,844
Euro expiring 01/25/13	Citibank NA	EUR	29,616	38,272,822	38,108,105	164,717
Euro expiring 01/25/13	Citibank NA	EUR	198	254,700	254,432	268
Euro expiring 01/25/13	JPMorgan Chase & Co.	EUR	4,961	6,477,500	6,384,004	93,496
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,143	2,350,100	2,328,707	21,393
Indian Rupee expiring 01/07/13	UBS AG	INR	233,317	4,459,000	4,341,658	117,342
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,765,427	3,716,437	48,990
Indian Rupee expiring 01/07/13	UBS AG	INR	153,634	2,923,145	2,858,883	64,262
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	9,616	3,112,600	3,129,787	(17,187)
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,643	2,061,400	2,162,014	(100,614)
Norwegian Krone expiring 01/24/13	JPMorgan Chase & Co.	NOK	14,941	2,593,800	2,596,719	(2,919)
Philippine Peso expiring 10/03/12	UBS AG	PHP	154,817	3,522,966	3,711,069	(188,103)
Philippine Peso expiring 11/05/12	UBS AG	PHP	139,058	3,284,700	3,330,973	(46,273)
Philippine Peso expiring 11/05/12	UBS AG	PHP	55,371	1,316,800	1,326,361	(9,561)
Philippine Peso expiring 11/05/12	UBS AG	PHP	27,511	650,616	659,002	(8,386)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	8,840	2,697,600	2,723,815	(26,215)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	6,263	1,943,300	1,929,818	13,482
Pound Sterling expiring 01/25/13	Citibank NA	GBP	1,890	3,053,753	3,050,101	3,652
Russian Rouble expiring 10/17/12	Citibank NA	RUB	55,313	1,695,300	1,768,177	(72,877)
Russian Rouble expiring 10/17/12	Citibank NA	RUB	9,711	308,638	310,432	(1,794)
Russian Rouble expiring 10/26/12	Citibank NA	RUB	84,389	2,610,000	2,693,673	(83,673)
Russian Rouble expiring 10/26/12	Citibank NA	RUB	73,471	2,331,782	2,345,169	(13,387)
Russian Rouble expiring 10/26/12	Citibank NA	RUB	60,454	1,942,300	1,929,675	12,625
Russian Rouble expiring 10/26/12	Citibank NA	RUB	41,951	1,303,400	1,339,070	(35,670)
Russian Rouble expiring 10/26/12	Citibank NA	RUB	40,619	1,295,500	1,296,549	(1,049)
Russian Rouble expiring 12/27/12	Citibank NA	RUB	92,562	2,735,206	2,920,777	(185,571)
Singapore Dollar expiring 01/23/13	JPMorgan Chase & Co.	SGD	3,297	2,674,700	2,686,265	(11,565)
South African Rand expiring 01/30/13	Goldman Sachs & Co.	ZAR	18,331	2,188,936	2,165,036	23,900
South African Rand expiring 01/30/13	JPMorgan Chase & Co.	ZAR	22,480	2,675,000	2,655,060	19,940
South Korean Won expiring 10/17/12	UBS AG	KRW	3,061,895	2,723,500	2,752,401	(28,901)
South Korean Won expiring 10/17/12	UBS AG	KRW	2,339,052	2,051,800	2,102,623	(50,823)
South Korean Won expiring 10/17/12	UBS AG	KRW	1,447,286	1,282,600	1,300,996	(18,396)
Swedish Krona expiring 01/24/13	UBS AG	SEK	22,021	3,311,500	3,341,037	(29,537)
Taiwan Dollar expiring 11/05/12	UBS AG	TWD	39,277	1,309,239	1,339,982	(30,743)

				$146,709,190	$147,262,973	(553,783)

						$522,903

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$66,560	08/31/16	0.934%	3 month LIBOR(2)	$975,348	$—	$975,348	Credit Suisse International
	66,195	08/31/16	0.928%	3 month LIBOR(2)	954,027	—	954,027	Citibank NA
	66,195	08/31/16	0.977%	3 month LIBOR(1)	(1,082,280)	—	(1,082,280)	Citibank NA
	20,710	08/31/16	0.975%	3 month LIBOR(1)	(337,083)	—	(337,083)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(1)	(339,964)	—	(339,964)	JPMorgan Chase Bank NA
	58,915	11/30/16	0.913%	3 month LIBOR(1)	(741,307)	—	(741,307)	JPMorgan Chase Bank NA
	6,860	10/02/19	1.189%	3 month LIBOR(1)	517	—	517	Bank of Nova Scotia
	20,260	08/15/28	2.370%	3 month LIBOR(1)	(200,704)	—	(200,704)	Citibank NA
BRL	13,135	01/01/17	9.130%	1 day Brazil Interbank Rate(2)	75,251	—	75,251	Barclays Bank PLC
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	82,735	—	82,735	Barclays Bank PLC
MXN	54,100	02/18/22	6.600%	28 day Mexican Interbank Rate((2)	271,025	—	271,025	Barclays Bank PLC
MXN	31,200	04/15/22	6.380%	28 day Mexican Interbank Rate(2)	113,004	—	113,004	JPMorgan Chase Bank NA
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	173,405	—	173,405	Morgan Stanley Capital Services, Inc.
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	521,373	—	521,373	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	118,557	—	118,557	HSBC Bank USA NA
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	15,673	—	15,673	Citibank NA

					$599,577	$—	$599,577

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$3,700	$(414,681)	$—	$(414,681)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	4,800	(57,674)	129,589	(187,263)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	(21,861)	(5,985)	(15,876)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	3,400	(30,632)	—	(30,632)	Goldman Sachs International, Inc.
GATX Financial Corp.	12/20/12	1.000%	1,500	(2,983)	1,102	(4,085)	Credit Suisse International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	7,800	(16,245)	21,659	(37,904)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	2,600	(13,090)	23,841	(36,931)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	7,000	244,530	193,781	50,749	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	873,989	335,356	538,633	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	6,600	(26,176)	20,250	(46,426)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	4,150	(266,962)	278,210	(545,172)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	980	(99,530)	—	(99,530)	Deutsche Bank AG
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(51,131)	18,081	(69,212)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	4,400	105,582	60,354	45,228	JPMorgan Chase Bank

				$223,136	$1,076,238	$(853,102)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swap on credit indices - Buy Protection(1):
CDX.NA.HY.18	06/20/17	5.000%		$22,770	$(177,131)	$666,423	$(843,554)	Citibank NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	518,816	465,237	53,579	Deutsche Bank AG

					$341,685	$1,131,660	$(789,975)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$8,250	0.112%	$6,090	$(34,653)	$40,743	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	8,250	0.102%	38,082	(37,199)	75,281	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	8,250	0.257%	361	(88,174)	88,535	Morgan Stanley Capital Services, Inc.

					$44,533	$(160,026)	$204,559

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter swap agreements:
EUR	900	09/28/17	0.362%	3 month LIBOR(1)	$(20,483)	$—	$(20,483)	HSBC Bank USA NA
JPY	120,000	03/24/17	3.450%	3 month LIBOR(2)	17,942	30	17,912	Citibank NA
JPY	100,000	06/08/15	4.500%	3 month LIBOR(3)	(79,786)	(56,202)	(23,584)	Citibank NA
JPY	30,000	06/08/15	4.500%	3 month LIBOR(4)	(24,046)	(15,095)	(8,951)	Citibank NA

					$(106,373)	$(71,267)	$(35,106)

(1)	The Portfolio pays a fixed rate based on a notional amount of EUR 900,000. The Portfolio receives a floating rate based on a notional amount of $1,157,400.
(2)	The Portfolio pays a fixed rate based on a notional amount of JPY 120,000,000. The Portfolio receives a floating rate based on a notional amount of $1,541,030.
(3)	The Portfolio pays a fixed rate based on a notional amount of JPY 100,000,000. The Portfolio receives a floating rate based on a notional amount of $1,284,027.
(4)	The Portfolio pays a fixed rate based on a notional amount of JPY 30,000,000. The Portfolio receives a floating rate based on a notional amount of $383,926.
(5)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$70,353,136	$396,556
Residential Mortgage-Backed Securities	—	66,618,018	—
Bank Loans	—	37,939,497	491,948
Collateralized Mortgage Obligations	—	3,616,467	—
Commercial Mortgage-Backed Securities	—	202,492,411	—
Corporate Bonds	—	579,055,693	2,315,876
Foreign Agencies	—	45,835,769	—
Mortgage-Backed Securities	—	77,419,024	—
Municipal Bonds	—	25,901,820	—
Sovereigns	—	52,414,124	1,079,077
U.S. Government Treasury Obligation	—	184,306	—
Preferred Stock	1,253,250	—	—
Affiliated Mutual Funds	255,615,901	—	—
Other Financial Instruments*
Futures Contracts	696,950	—	—
Forward Currency Contracts	—	522,903	—
Interest Rate Swap Agreements	—	599,577	—
Credit Default Swap Agreements	—	(1,407,886)	(30,632)
Currency Swap Agreements	—	(35,106)	—

Total	$257,566,101	$1,161,509,753	$4,252,825

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Equity Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 3.5%
Boeing Co. (The)	444,320	$30,933,558
Precision Castparts Corp.	267,871	43,754,049
TransDigm Group, Inc.*	262,420	37,229,526

		111,917,133

Airlines — 1.0%
Delta Air Lines, Inc.*	3,483,678	31,910,490

Auto Components — 0.9%
Lear Corp.	800,756	30,260,569

Automobiles — 0.3%
Tesla Motors, Inc.*(a)	364,921	10,684,887

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	301,814	34,527,522
Biogen Idec, Inc.*	190,870	28,483,530
Gilead Sciences, Inc.*	292,224	19,383,218

		82,394,270

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	584,749	66,474,266
Morgan Stanley	2,291,012	38,351,541

		104,825,807

Chemicals — 2.6%
Monsanto Co.	472,156	42,975,639
Mosaic Co. (The)	729,306	42,015,319

		84,990,958

Commercial Banks — 2.3%
PNC Financial Services Group, Inc.	515,210	32,509,751
Wells Fargo & Co.	1,202,108	41,508,789

		74,018,540

Communications Equipment — 2.1%
JDS Uniphase Corp.*	2,798,047	34,653,812
QUALCOMM, Inc.	512,744	32,041,373

		66,695,185

Computers & Peripherals — 5.8%
Apple, Inc.	221,115	147,541,195
EMC Corp.*	1,368,873	37,329,167

		184,870,362

Consumer Finance — 0.7%
American Express Co.	389,203	22,130,083

Diversified Financial Services — 2.0%
Citigroup, Inc.	975,066	31,904,159
JPMorgan Chase & Co.	829,000	33,557,920

		65,462,079

Diversified Telecommunication Services — 0.7%
Vivendi SA (France)	1,213,113	23,656,467

Electric Utilities — 0.9%
Exelon Corp.	840,608	29,908,833

Electronic Equipment & Instruments — 1.2%
Flextronics International Ltd. (Singapore)*	6,579,992	39,479,952

Energy Equipment & Services — 4.5%
Ensco PLC (Class A Stock) (United Kingdom)	508,794	27,759,801
Halliburton Co.	887,495	29,899,706
National Oilwell Varco, Inc.	1,069,978	85,715,938

		143,375,445

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	677,821	32,820,093
Wal-Mart Stores, Inc.	307,490	22,692,762

		55,512,855

Food Products — 5.0%
Bunge Ltd. (Bermuda)	633,757	42,493,407
Kraft Foods, Inc. (Class A Stock)	754,065	31,180,588
Mead Johnson Nutrition Co.	340,254	24,933,813
Smithfield Foods, Inc.*(a)	1,592,743	31,297,400
Tyson Foods, Inc. (Class A Stock)	1,977,950	31,686,759

		161,591,967

Healthcare Providers & Services — 2.6%
Express Scripts Holding Co.*	382,434	23,967,139
HCA Holdings, Inc.	833,771	27,722,885
UnitedHealth Group, Inc.	598,934	33,186,933

		84,876,957

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp. (Panama)	308,731	11,250,157
Chipotle Mexican Grill, Inc.*	76,063	24,153,045
Starbucks Corp.	425,176	21,577,682
Yum! Brands, Inc.	482,849	32,032,203

		89,013,087

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.*	2,287,255	39,569,511

Insurance — 1.0%
MetLife, Inc.	973,474	33,545,914

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	238,459	60,644,893
priceline.com, Inc.*	47,534	29,410,712

		90,055,605

Internet Software & Services — 4.1%
Baidu, Inc., ADR (Cayman Islands)*	367,414	42,921,303
Google, Inc. (Class A Stock)*	69,685	52,577,333
LinkedIn Corp. (Class A Stock)*(a)	301,164	36,260,146

		131,758,782

IT Services — 3.3%
International Business Machines Corp.	196,314	40,725,339
MasterCard, Inc. (Class A Stock)	141,264	63,777,871

		104,503,210

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	430,793	16,563,991

Media — 4.9%
Comcast Corp. (Class A Stock)	1,673,732	59,869,394
Liberty Global, Inc. (Class C Stock)*	792,756	44,727,293
Viacom, Inc. (Class B Stock)	315,414	16,903,036
Walt Disney Co. (The)(a)	655,986	34,294,948

		155,794,671

Metals & Mining — 3.4%
Freeport-McMoRan Copper & Gold, Inc.	1,054,945	41,754,723
Goldcorp, Inc. (Canada)	672,583	30,837,931
Kinross Gold Corp. (Canada)	3,483,872	35,570,333

		108,162,987

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	513,970	35,936,782
Marathon Oil Corp.	538,631	15,927,319
Noble Energy, Inc.	359,926	33,368,739
Occidental Petroleum Corp.	379,362	32,647,894
Suncor Energy, Inc. (Canada)	1,126,728	37,064,778

		154,945,512

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	655,675	40,369,910

Pharmaceuticals — 6.4%
Allergan, Inc.	424,216	38,849,701
Novo Nordisk A/S, ADR (Denmark)	246,718	38,934,568
Pfizer, Inc.	1,536,323	38,177,627
Sanofi, ADR (France)	660,780	28,453,187
Shire PLC, ADR (United Kingdom)	324,917	28,820,138
Teva Pharmaceutical Industries Ltd., ADR (Israel)	746,194	30,899,893

		204,135,114

Real Estate Investment Trusts — 1.2%
American Tower Corp.	523,856	37,398,080

Road & Rail — 0.9%
Union Pacific Corp.	254,819	30,247,015

Semiconductors & Semiconductor Equipment — 1.8%
Avago Technologies Ltd. (Singapore)	668,773	23,316,771
Maxim Integrated Products, Inc.	811,439	21,600,506
NVIDIA Corp.*	918,113	12,247,627

		57,164,904

Software — 5.2%
CA, Inc.	1,194,482	30,775,829
Microsoft Corp.	1,065,566	31,732,555
Red Hat, Inc.*	464,349	26,440,032
salesforce.com, Inc.*(a)	241,502	36,874,940
VMware, Inc. (Class A Stock)*	410,755	39,736,439

		165,559,795

Specialty Retail — 1.2%
TJX Cos., Inc. (The)	856,347	38,355,782

Textiles, Apparel & Luxury Goods — 5.9%
Coach, Inc.	646,076	36,193,178
Lululemon Athletica, Inc.*(a)	442,571	32,723,700
Michael Kors Holdings Ltd. (British Virgin Islands)	639,212	33,993,294
NIKE, Inc. (Class B Stock)	407,088	38,636,722
Prada SpA (Italy)	2,064,768	15,339,881
Ralph Lauren Corp.	208,806	31,577,731

		188,464,506

Wireless Telecommunication Services — 1.8%
MetroPCS Communications, Inc.*	3,376,647	39,540,537
NII Holdings, Inc.*(a)	2,377,019	18,659,599

		58,200,136

TOTAL LONG-TERM INVESTMENTS (cost $2,343,182,983)		3,152,371,351

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $167,591,906; includes $109,062,995 of cash collateral for securities on loan)(b)(w)	167,591,906	167,591,906

TOTAL INVESTMENTS — 103.4% (cost $2,510,774,889)		3,319,963,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(109,382,083)

NET ASSETS — 100.0%		$3,210,581,174

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,498,321; cash collateral of $109,062,995 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,137,031,470	$15,339,881	$—
Affiliated Money Market Mutual Fund	167,591,906	—	—

Total	$3,304,623,376	$15,339,881	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 62.2%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	26,900	$1,347,959
BAE Systems PLC (United Kingdom)	30,491	160,070
Boeing Co. (The)	10,000	696,200
Cobham PLC (United Kingdom)	5,665	20,281
Esterline Technologies Corp.*	10,800	606,312
European Aeronautic Defense and Space Co. NV (Netherlands)(a)	5,560	176,228
General Dynamics Corp.	177,300	11,723,076
Honeywell International, Inc.	241,800	14,447,550
Huntington Ingalls Industries, Inc.*	18,600	782,130
Meggitt PLC (United Kingdom)	764	4,872
Northrop Grumman Corp.	164,500	10,927,735
Safran SA (France)	1,001	35,998
United Technologies Corp.	14,600	1,143,034

		42,071,445

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	8,240	160,950
FedEx Corp.	59,600	5,043,352
United Parcel Service, Inc. (Class B Stock)	75,400	5,396,378

		10,600,680

Airlines — 0.1%
Alaska Air Group, Inc.*	20,600	722,236
Delta Air Lines, Inc.*	136,900	1,254,004

		1,976,240

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,936	151,660
Continental AG (Germany)	912	89,304
Delphi Automotive PLC*	85,400	2,647,400
Denso Corp. (Japan)	1,400	43,988
Lear Corp.	45,400	1,715,666
Toyoda Gosei Co. Ltd. (Japan)	4,200	84,107
Toyota Boshoku Corp. (Japan)	8,900	92,326

		4,824,451

Automobiles — 0.6%
Daihatsu Motor Co. Ltd. (Japan)	6,000	99,970
Fiat SpA (Italy)*	18,923	100,964
Ford Motor Co.(a)	1,634,400	16,115,184
Fuji Heavy Industries Ltd. (Japan)	24,000	199,956
Harley-Davidson, Inc.	54,700	2,317,639
Honda Motor Co. Ltd. (Japan)	500	15,453
Isuzu Motors Ltd. (Japan)	12,000	57,825
Nissan Motor Co. Ltd. (Japan)	1,600	13,617
Suzuki Motor Corp. (Japan)	6,600	128,191
Thor Industries, Inc.	44,700	1,623,504
Toyota Motor Corp. (Japan)	3,600	141,153
Volkswagen AG (Germany)	89	14,891

		20,828,347

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	3,845	326,947
Coca-Cola Co. (The)	449,400	17,045,742
Coca-Cola Enterprises, Inc.	230,400	7,204,608
Diageo PLC (United Kingdom)	6,661	187,104
Dr Pepper Snapple Group, Inc.(a)	14,700	654,591
Heineken Holding NV (Netherlands)	742	36,038
Heineken NV (Netherlands)	1,755	104,622
PepsiCo, Inc.	186,320	13,185,866

		38,745,518

Biotechnology — 1.4%
Actelion Ltd. (Switzerland)	246	12,314
Alexion Pharmaceuticals, Inc.*	4,300	491,920
Amgen, Inc.	180,608	15,228,867
Biogen Idec, Inc.*	74,300	11,087,789

Celgene Corp.*	226,400	17,296,960
United Therapeutics Corp.*(a)	48,500	2,710,180

		46,828,030

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	2,697	87,535
Fortune Brands Home & Security, Inc.*	15,600	421,356
Lennox International, Inc.	43,900	2,123,004

		2,631,895

Capital Markets — 1.2%
Aberdeen Asset Management PLC (United Kingdom)	37,910	190,447
Bank of New York Mellon Corp. (The)	43,900	993,018
BlackRock, Inc. (Class A Stock)	56,500	10,073,950
Deutsche Bank AG (Germany)	1,213	47,924
Franklin Resources, Inc.	7,900	988,053
Goldman Sachs Group, Inc. (The)	182,500	20,746,600
Jefferies Group, Inc.	39,300	538,017
Morgan Stanley	355,090	5,944,207
Ratos AB (Sweden) (Class B Stock)	3,998	35,270
State Street Corp.	17,700	742,692

		40,300,178

Chemicals — 1.3%
Air Liquide SA (France)	115	14,254
BASF SE (Germany)	3,756	316,869
CF Industries Holdings, Inc.	64,300	14,290,032
Daicel Corp. (Japan)	10,000	59,895
Eastman Chemical Co.	147,900	8,431,779
Israel Chemicals Ltd. (Israel)	2,988	36,225
Koninklijke DSM NV (Netherlands)	1,914	95,432
Koppers Holdings, Inc.	7,900	275,947
Kuraray Co. Ltd. (Japan)	5,000	56,782
Lanxess AG (Germany)	3,021	250,514
Linde AG (Germany)	316	54,414
LSB Industries, Inc.*	21,000	921,270
LyondellBasell Industries NV (Netherlands) (Class A Stock)	37,300	1,926,918
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,000	30,094
Monsanto Co.	44,700	4,068,594
Nitto Denko Corp. (Japan)	1,000	47,600
Sherwin-Williams Co. (The)	76,400	11,376,724
Syngenta AG (Switzerland)	288	107,636
Ube Industries Ltd. (Japan)	2,000	4,295
Yara International ASA (Norway)	3,587	179,698

		42,544,972

Commercial Banks — 2.3%
Aozora Bank Ltd. (Japan)	27,000	82,566
Australia & New Zealand Banking Group Ltd. (Australia)	3,576	91,387
Banco Santander SA (Spain)*	17,191	128,019
Barclays PLC (United Kingdom)	71,618	248,472
BB&T Corp.	208,200	6,903,912
BNP Paribas SA (France)	289	13,734
BOC Hong Kong Holdings Ltd. (Hong Kong)	57,000	180,268
CIT Group, Inc.*	21,400	842,946
Commonwealth Bank of Australia (Australia)	4,365	251,329
DBS Group Holdings Ltd. (Singapore)	9,000	105,122
Fifth Third Bancorp	213,100	3,305,181
HSBC Holdings PLC (United Kingdom)	47,989	444,266
Huntington Bancshares, Inc.	673,800	4,649,220
KeyCorp	586,700	5,127,758
Mitsubishi UFJ Financial Group, Inc. (Japan)	55,800	261,119
Mizuho Financial Group, Inc. (Japan)	106,600	173,016
National Australia Bank Ltd. (Australia)	5,184	136,297
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,000	30,337
PNC Financial Services Group, Inc.	62,400	3,937,440
Regions Financial Corp.	145,000	1,045,450
Resona Holdings, Inc. (Japan)	29,300	119,969

Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,469	20,673
Standard Chartered PLC (United Kingdom)	6,649	150,316
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,100	283,539
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,000	121,723
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,562	133,450
Swedbank AB (Sweden) (Class A Stock)	14,585	273,990
U.S. Bancorp	434,932	14,918,168
Wells Fargo & Co.	875,512	30,231,429
Westpac Banking Corp. (Australia)	14,438	370,203

		74,581,299

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	1,155	17,289
Copart, Inc.*	12,000	332,760
Societe BIC SA (France)	758	91,582

		441,631

Communications Equipment — 1.5%
Brocade Communications Systems, Inc.*	74,800	442,442
Cisco Systems, Inc.	1,393,800	26,607,642
F5 Networks, Inc.*	43,900	4,596,330
QUALCOMM, Inc.	305,900	19,115,691

		50,762,105

Computers & Peripherals — 3.6%
Apple, Inc.	130,300	86,943,978
Dell, Inc.	895,800	8,832,588
EMC Corp.*	327,400	8,928,198
Gemalto NV (France)	186	16,361
Hewlett-Packard Co.	881,600	15,040,096

		119,761,221

Construction & Engineering — 0.2%
Chicago Bridge & Iron Co. NV	22,000	837,980
Chiyoda Corp. (Japan)	8,000	124,287
Eiffage SA (France)	3,048	100,036
Ferrovial SA (Spain)	1,981	25,775
Fluor Corp.	19,200	1,080,576
KBR, Inc.	113,000	3,369,660
Taisei Corp. (Japan)	4,000	11,462
URS Corp.	40,000	1,412,400
Vinci SA (France)	1,219	51,921

		7,014,097

Construction Materials
Eagle Materials, Inc.	20,500	948,330
Imerys SA (France)	1,016	59,614

		1,007,944

Consumer Finance — 0.4%
Discover Financial Services	174,300	6,924,939
SLM Corp.	481,200	7,564,464

		14,489,403

Containers & Packaging — 0.1%
Owens-Illinois, Inc.*	178,500	3,348,660

Distributors
Genuine Parts Co.(a)	8,300	506,549

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*	22,900	665,245

Diversified Financial Services — 1.8%
Bank of America Corp.	426,782	3,768,485
Citigroup, Inc.	568,350	18,596,412
JPMorgan Chase & Co.	854,094	34,573,725
Investment AB Kinnevik (Sweden) (Class B Stock)	750	15,574
NASDAQ OMX Group, Inc. (The)	73,600	1,714,512
ORIX Corp. (Japan)	880	88,140

		58,756,848

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	991,147	37,366,242
BT Group PLC (United Kingdom)	62,039	231,117
Deutsche Telekom AG (Germany)	6,351	78,145
Nippon Telegraph & Telephone Corp. (Japan)	5,500	261,691
Swisscom AG (Switzerland)	322	129,416
Telecom Italia SpA (Italy)	12,931	12,961
Verizon Communications, Inc.	672,088	30,627,050
Vivendi SA (France)	6,805	132,702

		68,839,324

Electric Utilities — 1.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	12,095
Duke Energy Corp.	188,300	12,201,840
El Paso Electric Co.	25,900	887,075
Enel SpA (Italy)	55,388	195,877
Energias de Portugal SA (Portugal)	51,932	142,947
Entergy Corp.	106,000	7,345,800
Exelon Corp.	12,800	455,424
Iberdrola SA (Spain)	21,564	97,764
NV Energy, Inc.	181,200	3,263,412
Power Assets Holdings Ltd. (Hong Kong)	1,000	8,491
PPL Corp.	93,600	2,719,080
Red Electrica Corp. SA (Spain)	2,727	129,292
Southern Co. (The).	152,500	7,028,725
SP AusNet (Australia)	15,884	17,220
SSE PLC (United Kingdom)	3,279	73,706

		34,578,748

Electrical Equipment — 0.6%
Babcock & Wilcox Co. (The)*	52,000	1,324,440
Emerson Electric Co.	289,700	13,983,819
EnerSys, Inc,*	28,600	1,009,294
Hubbell, Inc. (Class B Stock)	13,000	1,049,620
Roper Industries, Inc.	8,000	879,120
Schneider Electric SA (France)	2,579	152,633

		18,398,926

Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc.	64,400	1,873,396
Corning, Inc.	132,500	1,742,375
Dolby Laboratories, Inc. (Class A Stock)*(a)	16,800	550,200
Hexagon AB (Sweden) (Class B Stock)	3,303	70,799
Hitachi High-Technologies Corp. (Japan)	2,000	48,284
Hitachi Ltd. (Japan)	11,000	61,084
Ingram Micro, Inc.*	90,300	1,375,269
Keyence Corp. (Japan)	100	25,608
Power-One, Inc.*	66,700	373,520
Yokogawa Electric Corp. (Japan)	1,000	11,542

		6,132,077

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.*	16,200	736,290
Ensco PLC (Class A Stock)	43,300	2,362,448
Helix Energy Solutions Group, Inc.*	74,600	1,362,942
Oceaneering International, Inc.	73,100	4,038,775
Schlumberger Ltd.	253,900	18,364,587
Seadrill Ltd. (Norway)	4,240	165,562
Technip SA (France)	52	5,781
Transocean Ltd.	963	42,953

		27,079,338

Food & Staples Retailing — 1.8%
Casino Guichard Perrachon SA (France)	511	45,237
CVS Caremark Corp.	392,500	19,004,850
Delhaize Group SA (Belgium)	1,747	67,451
J Sainsbury PLC (United Kingdom)	16,600	93,150
Koninklijke Ahold NV (Netherlands)	12,980	162,580
Kroger Co. (The)	364,700	8,585,038
Seven & I Holdings Co. Ltd. (Japan)	4,300	131,766
TESCO PLC (United Kingdom)	25,624	137,374
Walgreen Co.	60,700	2,211,908

Wal-Mart Stores, Inc.	332,400	24,531,120
Wesfarmers Ltd. (Australia)	3,729	131,978
Whole Foods Market, Inc.	48,600	4,733,640
WM Morrison Supermarkets PLC (United Kingdom)	20,103	92,583

		59,928,675

Food Products — 1.4%
Archer-Daniels-Midland Co.	458,100	12,451,158
Bunge Ltd.	92,400	6,195,420
ConAgra Foods, Inc.	295,300	8,147,327
Darling International, Inc.*	13,300	243,257
General Mills, Inc.	64,700	2,578,295
Golden Agri-Resources Ltd. (Singapore)	185,000	98,898
Hormel Foods Corp.(a)	65,900	1,926,916
Ingredion, Inc.	70,900	3,910,844
Kellogg Co.	22,700	1,172,682
Kraft Foods, Inc. (Class A Stock)	22,500	930,375
Nestle SA (Switzerland)	8,282	522,193
Smithfield Foods, Inc.*	47,900	941,235
Suedzucker AG (Germany)	6,622	234,439
Tate & Lyle PLC (United Kingdom)	6,353	68,273
Tyson Foods, Inc. (Class A Stock)	490,400	7,856,208
Unilever NV (Netherlands)	3,666	129,694
Unilever PLC (United Kingdom)	2,177	79,167

		47,486,381

Gas Utilities — 0.1%
Enagas (Spain)	5,726	112,948
Gas Natural SDG SA (Spain)	6,579	93,125
Hong Kong & China Gas Co. Ltd. (Hong Kong)	25,800	65,217
UGI Corp.	41,400	1,314,450

		1,585,740

Healthcare Equipment & Supplies — 0.8%
C.R. Bard, Inc.	7,500	784,875
CareFusion Corp.*	60,100	1,706,239
Coloplast A/S (Denmark) (Class B Stock)	920	191,564
Covidien PLC	18,800	1,117,096
Getinge AB (Sweden) (Class B Stock)	200	6,035
Hill-Rom Holdings, Inc.	83,800	2,435,228
Intuitive Surgical, Inc.*	18,200	9,020,466
Medtronic, Inc.	153,700	6,627,544
St. Jude Medical, Inc.	94,000	3,960,220
Stryker Corp.	36,000	2,003,760

		27,853,027

Healthcare Providers & Services — 1.6%
Aetna, Inc.	270,500	10,711,800
Fresenius SE & Co. KGaA (Germany)	363	42,141
Humana, Inc.	80,400	5,640,060
McKesson Corp.	10,500	903,315
Ramsay Health Care Ltd. (Australia)	2,551	63,416
UnitedHealth Group, Inc.	410,500	22,745,805
WellPoint, Inc.	217,800	12,634,578

		52,741,115

Hotels, Restaurants & Leisure — 1.1%
CEC Entertainment, Inc.	7,300	219,876
Galaxy Entertainment Group Ltd. (Hong Kong)*	6,000	19,934
InterContinental Hotels Group PLC (United Kingdom)	363	9,496
International Game Technology	240,400	3,146,836
McDonald’s Corp.	170,100	15,606,675
Oriental Land Co. Ltd. (Japan)	400	52,667
Panera Bread Co. (Class A Stock)*	31,600	5,400,124
Whitbread PLC (United Kingdom)	1,015	37,173
Wyndham Worldwide Corp.	22,300	1,170,304
Yum! Brands, Inc.	148,200	9,831,588

		35,494,673

Household Durables — 0.3%
Sony Corp. (Japan)	2,500	29,233

Tempur-Pedic International, Inc.*(a)	58,700	1,754,543
Tupperware Brands Corp.	40,300	2,159,677
Whirlpool Corp.	64,900	5,380,859

		9,324,312

Household Products — 1.2%
Henkel AG & Co. KGaA (Germany)	321	20,943
Kimberly-Clark Corp.	78,400	6,725,152
Procter & Gamble Co. (The)	459,405	31,864,331
Reckitt Benckiser Group PLC (United Kingdom)	2,463	141,789

		38,752,215

Independent Power Producers & Energy Traders — 0.3%
AES Corp.*	764,500	8,386,565

Industrial Conglomerates — 1.7%
3M Co.	67,100	6,201,382
Delek Group Ltd. (Israel)	379	63,225
General Electric Co.	2,120,600	48,158,826
Keppel Corp. Ltd. (Singapore)	8,000	73,966
Koninklijke Philips Electronics NV (Netherlands)	5,269	122,926
Siemens AG (Germany)	106	10,572
Smiths Group PLC (United Kingdom)	1,964	32,888

		54,663,785

Insurance — 1.9%
ACE Ltd.	120,900	9,140,040
Admiral Group PLC (United Kingdom)	1,893	32,189
Aegon NV (Netherlands)	12,289	63,879
Aflac, Inc.	98,900	4,735,332
Allianz SE (Germany)	755	89,832
Allied World Assurance Co. (Switzerland)	7,700	594,825
American International Group, Inc.*	323,800	10,617,402
Assurant, Inc.(a)	57,700	2,152,210
AXA SA (France)	11,999	178,710
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	12,974,220
Chubb Corp. (The)	88,200	6,727,896
Genworth Financial, Inc. (Class A Stock)*	585,100	3,060,073
Hannover Rueckversicherung AG (Germany)	1,013	64,730
Insurance Australia Group Ltd. (Australia)	11,043	49,806
Legal & General Group PLC (United Kingdom)	25,254	53,789
Loews Corp.	12,900	532,254
Muenchener Rueckversicherungs AG (Germany)	1,207	188,453
Old Mutual PLC (United Kingdom)	14,874	40,808
ProAssurance Corp.	8,900	804,916
Prudential PLC (United Kingdom)	6,733	87,143
Sampo OYJ (Finland) (Class A Stock)	1,289	40,102
Standard Life PLC (United Kingdom)	12,586	55,423
Swiss Life Holding AG (Switzerland)	130	15,467
Swiss Re AG (Switzerland)	4,379	281,457
Symetra Financial Corp.	61,800	760,140
Unum Group	210,800	4,051,576
XL Group PLC (Class A Stock)	165,600	3,979,368
Zurich Financial Services AG (Switzerland)	442	110,065

		61,482,105

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	2,200	559,504
Expedia, Inc.	54,000	3,123,360
HSN, Inc.	54,900	2,692,845
Shutterfly, Inc.*	7,500	233,400

		6,609,109

Internet Software & Services — 1.1%
Akamai Technologies, Inc.*	113,600	4,346,336
Dice Holdings, Inc.*	56,300	474,046
Google, Inc. (Class A Stock)*	23,800	17,957,100
IAC/InterActiveCorp	52,000	2,707,120
Yahoo Japan Corp. (Japan)	304	115,657
Yahoo!, Inc.*	653,200	10,434,870

		36,035,129

IT Services — 2.0%
Accenture PLC (Class A Stock)	208,300	14,587,249
Cap Gemini SA (France)	2,429	102,772
Cognizant Technology Solutions Corp. (Class A Stock)*	13,700	957,904
CoreLogic, Inc.*	76,900	2,040,157
International Business Machines Corp.	161,000	33,399,450
Itochu Techno-Solutions Corp. (Japan)	700	36,382
Lender Processing Services, Inc.	71,400	1,991,346
MAXIMUS, Inc.	5,600	334,432
Otsuka Corp. (Japan)	1,900	169,914
SAIC, Inc.(a)	278,100	3,348,324
Unisys Corp.*(a)	44,000	916,080
Visa, Inc. (Class A Stock)	56,100	7,533,108

		65,417,118

Leisure Equipment & Products — 0.2%
Namco Bandai Holdings, Inc. (Japan)	6,800	115,199
Polaris Industries, Inc.(a)	68,600	5,547,682
Sega Sammy Holdings, Inc. (Japan)	3,000	56,609
Shimano, Inc. (Japan)	1,600	116,170

		5,835,660

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	18,100	716,760
Life Technologies Corp.*	26,100	1,275,768
Thermo Fisher Scientific, Inc.	135,800	7,989,114

		9,981,642

Machinery — 1.0%
AGCO Corp.*	121,700	5,778,316
Atlas Copco AB (Sweden) (Class A Stock)	985	22,987
Cummins, Inc.	136,300	12,568,223
Dover Corp.	12,600	749,574
Fiat Industrial SpA (Italy)	16,985	165,991
Hino Motors Ltd. (Japan)	21,000	137,473
Hitachi Construction Machinery Co. Ltd. (Japan)	5,000	80,749
IDEX Corp.	19,700	822,869
Ingersoll-Rand PLC	115,300	5,167,746
Kone OYJ (Finland) (Class B Stock)	1,789	123,799
Lincoln Electric Holdings, Inc.	10,900	425,645
Metso OYJ (Finland)	2,420	86,484
Oshkosh Corp.*(a)	71,300	1,955,759
Sandvik AB (Sweden)	7,161	97,187
Timken Co.	85,800	3,188,328
Volvo AB (Sweden) (Class B Stock)	6,055	84,896

		31,456,026

Marine
AP Moeller-Maersk A/S (Denmark) (Class A Stock)	3	20,333
Matson, Inc.	9,300	194,463

		214,796

Media — 1.7%
Belo Corp. (Class A Stock)	37,000	289,710
Comcast Corp. (Class A Stock)	519,373	18,577,972
DIRECTV (Class A Stock)*	321,800	16,881,628
Hakuhodo DY Holdings, Inc. (Japan)	2,740	184,581
ITV PLC (United Kingdom)	62,557	89,299
McGraw-Hill Cos., Inc. (The)	181,400	9,902,626
Publicis Groupe SA (France)	1,000	55,964
Walt Disney Co. (The)	214,200	11,198,376
Wolters Kluwer NV (Netherlands)	1,003	18,857
WPP PLC (United Kingdom)	2,996	40,711

		57,239,724

Metals & Mining — 0.9%
Alcoa, Inc.(a)	241,700	2,139,045
BHP Billiton Ltd. (Australia)	10,062	343,807
BHP Billiton PLC (United Kingdom)	9,685	301,058

Boliden AB (Sweden)	5,139	85,666
Coeur d’Alene Mines Corp.*	75,700	2,182,431
Fortescue Metals Group Ltd. (Australia)(a)	36,006	129,084
Freeport-McMoRan Copper & Gold, Inc.	179,900	7,120,442
Iluka Resources Ltd. (Australia)	11,666	119,249
Newmont Mining Corp.	50,600	2,834,106
Reliance Steel & Aluminum Co.	56,500	2,957,775
Rio Tinto Ltd. (Australia)	1,074	58,992
Rio Tinto PLC (United Kingdom)	6,181	287,955
Salzgitter AG (Germany)	134	5,177
Southern Copper Corp.(a)	130,100	4,470,236
Steel Dynamics, Inc.	73,300	823,159
Voestalpine AG (Austria)	1,054	31,545
Walter Energy, Inc.	155,700	5,054,022
Worthington Industries, Inc.	53,100	1,150,146
Xstrata PLC (United Kingdom)	5,559	85,952

		30,179,847

Multiline Retail — 0.9%
Dillard’s, Inc. (Class A Stock)	58,200	4,209,024
Dollar Tree, Inc.*	138,500	6,686,088
Macy’s, Inc.	264,100	9,935,442
Next PLC (United Kingdom)	1,527	85,070
Takashimaya Co. Ltd. (Japan)	3,000	20,568
Target Corp.	141,900	9,006,393

		29,942,585

Multi-Utilities — 0.4%
Alliant Energy Corp.	18,800	815,732
Centrica PLC (United Kingdom)	11,607	61,440
Dominion Resources, Inc.	67,200	3,557,568
GDF Suez (France)	754	16,859
National Grid PLC (United Kingdom)	21,995	242,585
PG&E Corp.	40,100	1,711,067
Public Service Enterprise Group, Inc.	245,400	7,896,972

		14,302,223

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	177,000	15,305,190
BG Group PLC (United Kingdom)	1,321	26,664
BP PLC (United Kingdom)	76,422	538,670
Cabot Oil & Gas Corp.	53,500	2,402,150
Chevron Corp.	357,356	41,653,415
ConocoPhillips(a)	215,434	12,318,516
ENI SpA (Italy)	11,214	245,268
EOG Resources, Inc.	89,900	10,073,295
Exxon Mobil Corp.	751,116	68,689,558
Hess Corp.	283,400	15,224,248
Marathon Oil Corp.	179,700	5,313,729
Marathon Petroleum Corp.	141,200	7,708,108
Murphy Oil Corp.	108,500	5,825,365
Occidental Petroleum Corp.	13,600	1,170,416
Phillips 66	156,600	7,261,542
Repsol YPF SA (Spain)	2,822	54,723
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	10,840	374,946
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	9,855	349,787
Statoil ASA (Norway)	5,604	144,676
Tesoro Corp.	59,500	2,493,050
Total SA (France)	7,887	391,218
Williams Cos., Inc. (The)	307,300	10,746,281

		208,310,815

Paper & Forest Products — 0.1%
Domtar Corp.	15,500	1,213,495
Holmen AB (Sweden) (Class B Stock)	397	10,849
Schweitzer-Mauduit International, Inc.	17,000	560,830

		1,785,174

Pharmaceuticals — 3.7%
AstraZeneca PLC (United Kingdom)	7,123	339,892
Bayer AG (Germany)	4,007	344,121
Bristol-Myers Squibb Co.	12,300	415,125

Commerzbank AG (Germany)	393,100	26,950,936
Eli Lilly & Co.	394,000	18,679,540
Endo Health Solutions, Inc.*	19,000	602,680
GlaxoSmithKline PLC (United Kingdom)	19,118	440,695
Johnson & Johnson(a)	276,898	19,081,041
Merck & Co., Inc.	285,200	12,862,520
Novartis AG (Switzerland)	5,830	356,743
Novo Nordisk A/S (Denmark) (Class B Stock)	974	153,869
Orion OYJ (Finland) (Class B Stock)	6,965	149,024
Otsuka Holdings Co. Ltd. (Japan)	200	6,198
Pfizer, Inc.	1,593,497	39,598,400
Roche Holding AG (Switzerland)	2,292	428,181
Sanofi (France)	5,254	447,972
Teva Pharmaceutical Industries Ltd. (Israel)	2,353	95,489
Warner Chilcott PLC (Class A Stock)	21,200	286,200

		121,238,626

Professional Services — 0.1%
Adecco SA (Switzerland)	2,476	117,837
Capita Group PLC (The) (United Kingdom)	3,165	39,584
Equifax, Inc.	79,100	3,684,478
Intertek Group PLC (United Kingdom)	425	18,804

		3,860,703

Real Estate Investment Trusts — 1.1%
American Capital Agency Corp.(a)	39,300	1,359,387
American Tower Corp.	68,800	4,911,632
Camden Property Trust	43,100	2,779,519
Centro Retail Australia (Australia)	11,634	25,224
CFS Retail Property Trust (Australia)	42,219	84,239
CommonWealth REIT	83,700	1,218,672
DiamondRock Hospitality Co.	121,200	1,167,156
General Growth Properties, Inc.	157,800	3,073,944
GPT Group (Australia)	20,305	71,379
HCP, Inc.	89,400	3,976,512
Hospitality Properties Trust	157,900	3,754,862
Link REIT (The) (Hong Kong)	42,000	198,926
Piedmont Office Realty Trust, Inc. (Class A Stock)	55,500	962,370
RLJ Lodging Trust	23,600	446,276
Simon Property Group, Inc.	40,500	6,148,305
Unibail-Rodamco SE (France)	83	16,543
Vornado Realty Trust	55,000	4,457,750
Westfield Retail Trust (Australia)	74,742	223,174
Winthrop Realty Trust	31,300	337,414

		35,213,284

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	87,652
Daiwa House Industry Co. Ltd. (Japan)	1,000	14,490
Hysan Development Co. Ltd. (Hong Kong)	2,000	9,082
Immofinanz AG (Austria)	7,734	28,056
Jones Lang LaSalle, Inc.	38,700	2,954,745
Keppel Land Ltd. (Singapore)	37,000	106,475
Lend Lease Group (Australia)	26,708	216,342
Sino Land Co. Ltd. (Hong Kong)	66,000	122,909
Sun Hung Kai Properties Ltd. (Hong Kong)	6,000	87,303
Tokyu Land Corp. (Japan)	5,000	26,720
Wharf Holdings Ltd. (Hong Kong)	17,000	117,552

		3,771,326

Road & Rail — 0.9%
Central Japan Railway Co. (Japan)	1,800	157,999
ComfortDelGro Corp. Ltd. (Singapore)	43,000	59,984
CSX Corp.	473,600	9,827,200
East Japan Railway Co. (Japan)	1,200	79,398
Nippon Express Co. Ltd. (Japan)	14,000	53,028
Norfolk Southern Corp.	164,600	10,473,498
Union Pacific Corp.	72,500	8,605,750
West Japan Railway Co. (Japan)	1,700	72,599

		29,329,456

Semiconductors & Semiconductor Equipment — 1.2%
ARM Holdings PLC (United Kingdom)	2,419	22,461

ASML Holding NV (Netherlands)	3,668	196,037
Intel Corp.	1,095,600	24,848,208
Kulicke & Soffa Industries, Inc.*	53,100	552,240
LSI Corp.*	790,400	5,461,664
Mellanox Technologies Ltd.*	102	10,570
NVIDIA Corp.*	506,700	6,759,378
Silicon Laboratories, Inc.*	9,500	349,220

		38,199,778

Software — 2.6%
Activision Blizzard, Inc.	99,500	1,122,360
Adobe Systems, Inc.*	16,900	548,574
Dassault Systemes SA (France)	1,207	126,815
Intuit, Inc.	151,500	8,920,320
Microsoft Corp.	1,372,100	40,861,138
Oracle Corp.	1,047,300	32,979,477
SAP AG (Germany)	3,039	215,219
SolarWinds, Inc.*	8,700	484,938
Symantec Corp.*	53,100	955,800
VMware, Inc. (Class A Stock)*	7,700	744,898

		86,959,539

Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.*	39,500	2,488,500
Best Buy Co., Inc.	28,200	484,758
Body Central Corp.*	37,800	395,010
Finish Line, Inc. (The) (Class A Stock)	41,800	950,532
Foot Locker, Inc.	43,000	1,526,500
Gap, Inc. (The)	159,700	5,714,066
Hennes & Mauritz AB (Sweden) (Class B Stock)	596	20,705
Home Depot, Inc. (The)	290,750	17,552,577
Inditex SA (Spain)	920	114,240
Ross Stores, Inc.	172,200	11,124,120
Shimamura Co. Ltd. (Japan)	1,200	139,702
TJX Cos., Inc.	372,600	16,688,754
USS Co. Ltd. (Japan)	590	62,310

		57,261,774

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	360	29,534
Carter’s, Inc.*	15,900	856,056
Christian Dior SA (France)	183	24,551
CIE Financiere Richemont SA (Switzerland)	2,661	159,575
Coach, Inc.	160,400	8,985,608
LVMH Moet Hennessy Louis Vuitton SA (France)	288	43,301
True Religion Apparel, Inc.	34,300	731,619
Warnaco Group, Inc. (The)*	4,300	223,170

		11,053,414

Tobacco — 0.8%
Altria Group, Inc.	260,500	8,698,095
British American Tobacco PLC (United Kingdom)	5,325	273,400
Imperial Tobacco Group PLC (United Kingdom)	3,328	123,174
Japan Tobacco, Inc. (Japan)	7,100	212,529
Lorillard, Inc.	20,700	2,410,515
Philip Morris International, Inc.	152,600	13,724,844
Reynolds American, Inc.(a)	21,800	944,812

		26,387,369

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	18,400	762,312
DXP Enterprises, Inc.*	7,100	339,167
ITOCHU Corp. (Japan)	16,100	162,534
Marubeni Corp. (Japan)	20,000	127,150
MRC Global, Inc.*	6,500	159,835
Rexel SA (France)	1,906	38,356
Sumitomo Corp. (Japan)	9,300	125,110
Toyota Tsusho Corp. (Japan)	4,800	102,536

		1,817,000

Water Utilities — 0.1%
American Water Works Co., Inc.	112,500	4,169,250

Wireless Telecommunication Services
KDDI Corp. (Japan)	3,800	294,737
Millicom International Cellular SA (Luxembourg)	178	16,516
NTT DoCoMo, Inc. (Japan)	6	9,694
Softbank Corp. (Japan)	7,800	315,366
Vodafone Group PLC (United Kingdom)	70,974	201,426

		837,739

TOTAL COMMON STOCKS (cost $1,617,869,411)		2,052,822,870

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $558,050)	11,300	598,900

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	961	175,299

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	612,700

Household Products
Henkel AG & Co. KGaA (Germany)	479	38,095

TOTAL PREFERRED STOCKS (cost $742,914)		826,094

	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.7%
Non-Residential Mortgage-Backed Securities — 1.5%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.705%	10/20/19	$2,557	2,470,711
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.035%	05/17/21	500	501,442
ARES CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B1, 144A(b)	AA(c)	3.428%	10/12/23	1,100	1,100,000
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.708%	01/26/20	1,622	1,575,435
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.621%	01/15/16	3,209	3,198,593
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,340,000
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	AAA(c)	1.537%	11/15/19	2,500	2,475,000
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.677%	05/25/17	725	715,294
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aa1	0.711%	04/25/19	2,482	2,410,687
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.692%	08/03/19	408	398,057
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.687%	03/24/17	2,200	2,176,508
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.619%	02/20/15	1,350	1,349,748
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.703%	07/22/20	1,225	1,195,448
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.859%	03/15/20	1,000	939,406
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.071%	06/15/18	5,500	5,524,789
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.715%	12/15/17	435	433,240

Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.815%		07/15/16	29	28,680
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.635%		09/06/22	2,000	1,999,970
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.695%		10/19/20	677	657,883
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(b)	Aaa	0.773%		10/22/16	311	306,699
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.678%		06/01/17	2,088	2,045,960
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.649%		09/15/17	1,543	1,517,190
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	2.003%		05/18/23	1,350	1,350,000
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A2, 144A(b)	AA(c)	2.783%		05/18/23	1,800	1,800,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.639%		03/15/18	473	455,860
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(c)	2.931%		05/24/23	1,000	984,903
Slater Mill Loan Fund LP, Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.085%		08/17/22	750	735,119
Sound Point CLO Ltd., Ser. 2012-1A, Class B(b)	AA(c)	0.000	%(e)	10/20/23	1,100	1,096,920
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%		02/20/21	122	123,340
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.695%		11/01/18	2,400	2,352,588

						47,259,470

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.867%		03/25/33	365	266,646
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	5.120%		07/25/35	302	258,983
Equity One ABS, Inc., Ser. 2004-3, Class M1(b)	Ba1	5.381%		07/25/34	649	529,190
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.797%		09/25/34	674	620,559
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.709%		01/20/35	276	255,282
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.747%		06/25/34	948	810,754
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.417%		05/25/33	582	511,672
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.162%		06/25/34	1,150	984,350
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.267%		12/25/33	1,059	976,445
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.117%		07/25/32	616	503,935
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.492%		09/25/32	638	506,527
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.982%		02/25/34	1,012	885,068
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.467%		05/25/36	1,094	498,040

						7,607,451

TOTAL ASSET-BACKED SECURITIES
(cost $55,435,367)						54,866,921

BANK LOANS — 0.3%
Foods
Del Monte Foods Co.(b)	B(c)	4.500%		03/08/18	1,098	1,094,577

Gaming
Scientific Games Corp.(b)	Ba1	2.980%		06/30/15	646	644,364

Healthcare & Pharmaceutical — 0.2%
Davita, Inc.(b)	Ba2	4.500%		10/20/16	1,290	1,289,151
HCA, Inc.(b)	Ba3	3.466%		05/01/18	370	369,795
HCA, Inc.(b)	Ba3	3.612%		03/31/17	886	886,941
RPI Finance Trust(b)	Baa2	4.000%		11/09/18	1,080	1,085,664
Universal Health Services, Inc.(b)	Ba2	2.119%		08/15/16	1,100	1,091,750

						4,723,301

Metals
Schaeffler AG(b)	B1	6.000%		01/27/17	750	754,688

Pipelines & Other
Energy Transfer Equity LP(b)	Ba2	3.750%		03/23/17	900	897,875

Technology — 0.1%
First Data Corp.(b)	B1	4.220%		03/26/18	2,134	2,035,521
First Data Corp.(b)	B1	5.217%		03/24/17	162	158,871

Flextronics International Ltd. (Singapore)(b)	Ba1	2.466%	10/01/14	534	531,305
Flextronics International Ltd. (Singapore)(b)	Ba1	2.466%	10/01/14	154	152,674

					2,878,371

TOTAL BANK LOANS (cost $11,006,755)					10,993,176

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,681	2,052,699
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.004%	02/25/35	603	577,078
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.034%	03/25/35	483	452,303
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	2.968%	02/25/37	1,342	1,332,408
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	539	551,722
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	3.002%	07/25/35	863	864,722
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	182	187,534
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.778%	02/25/34	531	536,248
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	227	229,234

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,208,852)					6,783,948

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,340	2,370,633
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,742,561
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.535%	06/10/49	974	974,030
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3(b)	AAA(c)	5.620%	02/10/51	1,920	2,036,678
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,257,443
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(c)	5.604%	04/10/49	1,500	1,669,808
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(b)	AAA(c)	5.405%	12/11/40	2,000	2,252,752
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.889%	12/10/49	1,000	1,176,500
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,200	1,354,962
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	671,381
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	467	480,373
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.748%	06/10/46	5,450	6,219,218
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	355	357,006
Credit Suisse First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	339	343,933
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,058,996
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.588%	02/15/39	2,700	3,063,809
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(c)	5.588%	02/15/39	640	711,153
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(c)	5.223%	08/15/48	1,230	1,381,222
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.998%	05/15/46	1,231	1,323,401
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K020, Class X1(b)	AA+(c)	1.479%	05/25/40	26,000	2,766,507
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K501, Class X1A(b)	AA+(c)	1.879%	08/25/16	7,855	399,383
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. 2012-K710, Class X1(b)	AA+(c)	1.915%	05/25/19	19,989	1,953,810
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.307%	11/10/45	2,585	2,927,096

GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(c)	5.300%	03/10/44	2,060	2,327,314
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,720	2,921,944
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	516	520,171
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	8,050	8,930,823
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(b)	Aaa	6.065%	07/10/38	1,940	2,248,730
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,749	2,837,135
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(b)	AAA(c)	5.587%	04/10/38	5,049	5,395,174
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	1,032	1,046,796
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,601	1,658,833
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	314	316,227
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,074,819
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,796	2,906,802
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,383,210
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,046	3,259,981
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.049%	04/15/43	78,211	28,078
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	6.061%	04/15/45	563	570,527
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	1,354	1,387,747
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,247,502
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(c)	4.826%	08/15/29	2,619	2,663,859
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,510	1,672,405
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	1,423	1,424,022
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,789
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	2,676	3,054,844
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,062,716
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(c)	5.847%	05/12/39	930	1,028,042
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.653%	02/12/39	530	580,527
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.091%	06/12/46	1,795	2,078,536
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,447	2,517,680
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.598%	03/12/44	1,500	1,694,451
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.891%	10/15/42	2,600	2,967,032
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,720	5,459,860
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,295,095
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,118	4,333,897
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.823%	06/11/42	1,067	1,115,947
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	5,000	5,600,930
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.923%	05/15/43	700	802,283
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	5,158,197
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.122%	02/15/51	3,470	4,090,332

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $125,122,755)					135,209,912

CORPORATE BONDS — 9.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	568,582

Airlines — 0.2%
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 1998-1 Class A	Baa2	6.648%	09/15/17	203	218,817
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2009-2 Class A	Baa2	7.250%	11/10/19	712	813,893
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	816	871,042
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2012-2 Class A	Baa2	4.000%	10/29/24	705	720,016
Delta Air Lines, Inc. Pass Through Trust, Pass-thru Certs., Ser. 2007-1 Class A	Baa2	6.821%	08/10/22	369	407,791
Delta Air Lines, Inc. Pass Through Trust, Pass-thru Certs., Ser. 2011-1 Class A(a)	Baa2	5.300%	04/15/19	1,382	1,499,911
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	701	756,980

					5,288,450

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	415	437,412
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	1,655	1,753,873
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	465,835
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	545,008
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	280,794

					3,482,922

Banking — 2.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,604,209
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(f)	A2	2.800%	09/19/16	2,030	2,158,357
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,760	1,873,520
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	645	647,006
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,850	1,853,554
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,200	2,395,668
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	4.500%	04/01/15	595	637,362
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,260	1,479,947
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,075	1,243,431
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21	630	692,484
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	923,052
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16	1,775	1,949,704
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	1,032,713
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	410	481,271
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	574,446
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	396,775
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,175	1,466,227
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	20,795
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,715,765
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,098,103
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.953%	06/15/16	1,010	1,080,660
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	1,660	1,822,650
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,438,243
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	1,155	1,367,309
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	282,550
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	710	1,054,235
Citigroup, Inc., Sub. Notes(a)	Baa3	5.000%	09/15/14	454	478,843
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	570	618,936
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,895	2,506,149
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	1,028,203
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	686,562
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,162,067
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	270	312,381
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	3.625%	02/07/16	2,000	2,109,780
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	A3	5.250%	07/27/21	2,055	2,265,504
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	600	602,322
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	440	506,825
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,153,039
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,311,505

Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	111,413
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,910	2,186,990
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,184,119
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	206,576
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Ba1	7.900%	04/29/49	2,000	2,271,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,395,182
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	4.250%	10/15/20	2,930	3,201,300
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.(a)	A2	6.375%	01/21/21	1,400	1,716,525
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	1,870	2,159,663
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.400%	08/28/17	20	23,267
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,400	1,536,711
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	780	859,064
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,545,858
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	510	572,855
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	6.625%	04/01/18	105	120,639
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G	Baa1	5.500%	07/28/21	760	831,734
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,345	2,557,462
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/29/49	800	871,750
PNC Funding Corp., Gtd. Notes.(a)	A3	2.700%	09/19/16	1,110	1,183,261
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	440	559,735
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17	4,405	4,432,752
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa1	2.550%	09/18/15	455	460,475
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(a)	Baa1	6.400%	10/21/19	1,775	2,039,830
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	09/24/15	955	966,193
US Bancorp, Sub. Notes, MTN	A1	2.950%	07/15/22	1,120	1,130,656
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	632,716

					84,790,338

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	NR	6.875%	02/06/12	1,715	437,325
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	NR	6.875%	05/02/18	700	182,000

					619,325

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	380,724
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	1,000	1,162,500
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	729,954
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	199,644
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	581,093
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	823,623
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	978,994
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	174,753
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	1,560	1,587,107
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	378,780

					6,997,172

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,205	1,250,187
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	1,255	1,471,487
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	770,612
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa1	5.800%	10/15/12	460	460,797
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(a)(d)(h)	Baa1	6.375%	10/15/17	1,302	1,555,398
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(h)	Baa1	7.000%	10/15/37	380	473,526
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	236,637
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $384,850; purchased 07/10/12)(d)(h)	Baa3	2.500%	07/11/14	385	388,062
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(d)(h)	Baa3	2.500%	03/15/16	1,890	1,889,507
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(h)	Baa3	3.125%	05/11/15	500	511,540
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,830	2,051,037

Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,260	1,419,938

					12,478,728

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	780	785,460
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	1,988,782
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	699,411
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	752,914
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	Ba2	5.000%	04/15/19	1,000	1,062,500
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	557,816

					5,846,883

Consumer — 0.1%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	3.050%	09/15/22	700	713,765
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,969,224
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,254	1,369,995
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.375%	10/01/14	450	495,000

					4,547,984

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	205,863
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	736,208
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	597,621
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	757,525
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	845,545
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	284,514
Duke Energy Carolinas LLC, First and Ref. Mtge. Bonds	A1	4.000%	09/30/42	570	581,437
Duke Energy Carolinas LLC, First and Ref. Mtge. Bonds, Ser. B	A1	6.050%	04/15/38	550	727,625
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	786,739
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes(a)	Baa2	8.625%	08/01/15	1,295	1,521,836
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A(a)	Baa1	6.000%	10/07/39	1,280	1,150,986
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	170,372
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	Baa1	6.250%	10/01/39	1,425	1,648,543
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	398,316
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	594,129
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	153,118
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	497,503
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	375,980
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,260	1,595,626
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	688,089
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	699,575
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa2	6.375%	01/15/15	345	383,363
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	171,014
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	713,632
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	553,088
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	233,953

					17,072,200

Energy – Integrated
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	621,054
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,093,846

					1,714,900

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,440,713
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	402,656
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.950%	06/15/19	250	313,193
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,399,639
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,065	1,141,155
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21	1,070	1,150,125
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	490	518,369
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,821,181
Transocean, Inc. (Cayman Islands), Gtd. Notes(a)	Baa3	2.500%	10/15/17	920	925,100
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	885,530
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,368,327

					12,365,988

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	A3	2.500%	07/15/22	1,630	1,653,087

Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	2,104,776
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	417,666
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	850	870,196
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	792,821
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,098,182
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,248,009
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	670	811,396
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	535,882
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	680	758,592
Tyson Foods, Inc., Gtd. Notes(b)	Baa3	6.600%	04/01/16	735	843,412

					11,134,019

Gaming
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	1,260	1,420,650

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,827,424
Amgen, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.375%	05/15/43	1,110	1,286,309
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,554,341
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	1,100	1,141,250
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	280	311,546
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	706,700
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22	180	188,354
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	653,533
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	219,273
Mylan, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%	07/15/17	1,000	1,107,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	1,000	1,048,750
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	560	573,350
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	445	543,454
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	81,851

					12,243,635

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,957,255
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	671,104
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	763,892
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	803,124
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,419,165
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	933,957
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	237,526
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	552,311
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	563,840
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	390	393,696
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	995	1,014,906
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	860	931,906

					10,242,682

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	578,830
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	140	167,837
American International Group, Inc., Sr. Unsec’d. Notes(b)	Baa1	4.250%	05/15/13	580	591,733
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,285,087
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18	990	1,273,051
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,812,317
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,160,853
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,384,500
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	755	848,048
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	931,533
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	395,125
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	260	254,475
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	565,288
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	878,438
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	792,718
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	1,026,023
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	521,971
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	430	514,674
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	915,237
Northwestern Mutual Life Insurance, Sub. Notes, 144A(a)	Aa2	6.063%	03/30/40	370	473,463
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	782,846
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,318,178

Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	130	132,740
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	793,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,991,114
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	350	391,252
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	607,195
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	526,625
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	90,780

					24,005,731

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	900	1,032,750
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	580	594,898
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	980	985,123
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,800	3,352,994
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,084,288

					7,050,053

Media & Entertainment — 0.3%
CBS Corp., Gtd. Notes(a)(d)	Baa2	4.850%	07/01/42	400	423,555
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(b)(o)	Baa2	5.307%	05/11/22	600	652,500
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450%	01/15/43	685	682,664
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	742,989
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	1,315	1,637,020
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	116,787
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,300	1,439,750
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	261,465
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	1,465	1,855,998
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	1,003,181
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	251,445
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	723,382
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	559,918

					10,350,654

Metals — 0.2%
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,039,650
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	1,525	1,525,000
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	115	117,619
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	524,067
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	5.200%	03/01/42	695	653,579
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,218,229

					5,078,144

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	1,750	2,085,407
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.000%	08/07/19	920	1,118,988
General Electric Capital Corp.,
Sr. Unsec’d. Notes, Ser. G, MTN(j)	A1	6.875%	01/10/39	1,625	2,171,170
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	375	397,591
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	1,850	1,887,000
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	618,450
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,212,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,070	1,253,202

					10,744,558

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A
(original cost $288,298; purchased 10/27/10)(d)(h)	Baa3	5.400%	11/01/20	290	339,887
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41	885	1,078,404
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	881,639
Rock-Tenn Co., Unsec’d Notes, 144A	Ba1	4.000%	03/01/23	440	447,110
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	800	866,619

					3,613,659

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	725,902
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	283,447
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	411,952
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	172,827
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	91,596
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	2,690	3,253,593

Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	239,745

					5,179,062

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	841,140
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	912,421
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	100	123,866
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23	489	496,136

					2,373,563

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	750	765,746
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	945,711
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	679,741
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	87,375
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	2.800%	01/30/17	295	310,560
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	230	241,484
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	3,080	3,761,579

					6,792,196

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,284,587
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	671,428
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	489,622
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	388,102
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,026,838
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	292,400
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	1,140	1,166,803
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17	1,500	1,516,936
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	720	960,508

					8,797,224

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	417,700
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,410	2,534,206
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13	1,100	1,174,250
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,646,250
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,045,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,888,792

					9,706,198

Telecommunications — 0.5%
America Movil SAB de CV (Mexico),
Gtd. Notes(a)	A2	6.125%	03/30/40	590	767,688
AT&T Corp., Gtd. Notes(b)	A2	8.000%	11/15/31	7	10,759
AT&T Mobility LLC, Sr. Unsec’d. Notes	A-(c)	7.125%	12/15/31	405	562,953
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.350%	09/01/40	815	980,942
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%	08/15/41	710	883,807
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.550%	02/15/39	1,720	2,331,445
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	Baa2	9.625%	12/15/30	400	651,028
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11 - 05/11/11)(a)(d)(h)	Baa3	7.082%	06/01/16	325	383,748
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06 - 04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,600	1,799,427
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,606,419
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	330,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	430	421,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	755,012
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,955,892
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,050,000

					16,490,520

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,144,069
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,740,246
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	235,391
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,353,708
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	492,179
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	419,118

Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	404,524

					5,789,235

TOTAL CORPORATE BONDS (cost $275,628,183)					306,785,255

MORTGAGE-BACKED SECURITIES — 10.4%
Federal Home Loan Mortgage Corp.(b)		2.633%	06/01/36	759	807,258
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	3,000	3,161,250
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	7,000	7,505,312
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	10,048	10,804,649
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	26,594	28,826,910
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 06/01/39	13,461	14,624,127
Federal Home Loan Mortgage Corp.(b)		5.208%	12/01/35	796	855,632
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 07/01/38	13,560	14,811,146
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 08/01/39	5,515	6,091,464
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	45	46,194
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 10/01/32	617	729,832
Federal National Mortgage Association(b)		2.290%	07/01/33	458	487,518
Federal National Mortgage Association		2.500%	TBA 15 YR	4,000	4,195,000
Federal National Mortgage Association(b)		2.569%	06/01/37	275	293,819
Federal National Mortgage Association		3.000%	TBA 15 YR	4,500	4,763,672
Federal National Mortgage Association		3.000%	TBA 30 YR	4,000	4,222,500
Federal National Mortgage Association		3.000%	TBA 30 YR	26,500	27,903,672
Federal National Mortgage Association		3.500%	06/01/39 - 09/01/42	9,638	10,348,066
Federal National Mortgage Association		3.500%	TBA 15 YR	8,500	9,040,547
Federal National Mortgage Association		3.500%	TBA 30 YR	17,000	18,187,344
Federal National Mortgage Association		4.000%	TBA 30 YR	3,000	3,228,750
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	20,773	22,886,753
Federal National Mortgage Association		5.000%	10/01/18 - 02/01/36	11,305	12,401,768
Federal National Mortgage Association		5.000%	TBA 30 YR	4,500	4,906,406
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	15,972	17,718,190
Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	12,928	14,460,206
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	5,014	5,698,318
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	383	449,815
Federal National Mortgage Association		7.500%	05/01/32	96	118,590
Government National Mortgage Association		3.500%	TBA 30 YR	12,000	13,124,999
Government National Mortgage Association		4.000%	06/15/40 - 05/20/41	3,990	4,408,759
Government National Mortgage Association		4.000%	TBA 30 YR	7,000	7,717,500
Government National Mortgage Association		4.000%	TBA 30 YR	22,000	24,213,750
Government National Mortgage Association		4.500%	01/20/41 - 02/20/41	7,878	8,744,335
Government National Mortgage Association		4.500%	TBA 30 YR	12,500	13,791,015
Government National Mortgage Association		5.000%	TBA 30 YR	8,000	8,820,000
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	5,488	6,149,642
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	2,339	2,671,128
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	2,444	2,864,862
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	73	84,682

TOTAL MORTGAGE-BACKED SECURITIES (cost $330,371,625)					342,165,380

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,880,056
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,030	1,342,502
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,195,070
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,592,631
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,429,495
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	545,713
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	349,188
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	584,401
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	659,346
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	934,238
State of California, GO, BABs	A1	7.300%	10/01/39	1,270	1,691,005
State of California, GO, BABs	A1	7.500%	04/01/34	475	633,446
State of California, GO, BABs	A1	7.550%	04/01/39	245	334,400

State of California, GO, BABs	A1	7.625%	03/01/40	215	296,696
State of Illinois, GO	A2	4.421%	01/01/15	740	785,258
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	408,328

TOTAL MUNICIPAL BONDS (cost $11,458,086)					14,661,773

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aaa	2.700%	11/25/14	7,435	7,771,731
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	Aa3	4.000%	01/29/21	515	561,099
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	400	467,714
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,081,078
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes(a)	Aaa	2.375%	08/25/21	880	911,768
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	467,250
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,500	1,690,156
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,408,365

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $14,386,430)					15,359,161

NON-CORPORATE SOVEREIGNS — 0.2%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	1,006	1,119,175
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	2,065	2,029,275
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	315	372,488
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes (Russia), 144A	Baa1	3.250%	04/04/17	2,400	2,525,472
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	1,300	1,297,920

TOTAL NON-CORPORATE SOVEREIGNS (cost $7,072,065)					7,344,330

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,496,336
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	2,350	2,465,244
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	765,349
Resolution Funding Corp. Interest Strip, Bonds(i)		1.160%	04/15/18	2,615	2,455,569

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,456,647)					7,182,498

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds(a)		2.750%	08/15/42	1,900	1,868,532
U.S. Treasury Bonds		3.000%	05/15/42	30	31,106
U.S. Treasury Bonds		6.125%	11/15/27	15,870	23,884,350
U.S. Treasury Bonds		9.250%	02/15/16	5,145	6,675,638
U.S. Treasury Bonds		11.250%	02/15/15	2,060	2,593,668
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,892	7,049,137
U.S. Treasury Notes		0.125%	07/31/14	16,465	16,430,917
U.S. Treasury Notes		0.250%	09/15/15	5,165	5,156,121
U.S. Treasury Notes		0.375%	06/15/15	840	841,772
U.S. Treasury Notes		2.125%	12/31/15	12,600	13,319,573
U.S. Treasury Notes		2.375%	03/31/16	10,885	11,635,891
U.S. Treasury Notes		2.500%	06/30/17	1,020	1,111,401
U.S. Treasury Notes		3.000%	09/30/16	6,525	7,180,051
U.S. Treasury Notes		3.125%	04/30/17	7,045	7,861,227
U.S. Treasury Notes		3.500%	02/15/18	24,845	28,496,047
U.S. Treasury Notes		4.250%	11/15/17	7,015	8,282,632
U.S. Treasury Notes		4.500%	11/15/15	6,190	6,988,411
U.S. Treasury Notes		4.625%	02/15/17	2,700	3,177,352
U.S. Treasury Strips Coupon(l)		1.920%	05/15/23	3,845	3,138,508
U.S. Treasury Strips Coupon(l)		2.100%	05/15/24	24,985	19,597,934
U.S. Treasury Strips Coupon(a)(l)		2.140%	08/15/24	6,520	5,061,033
U.S. Treasury Strips Coupon(l)		2.210%	11/15/23	10,490	8,396,049
U.S. Treasury Strips Coupon(a)(l)		2.210%	02/15/25	4,750	3,613,320
U.S. Treasury Strips Coupon(a)(l)		2.270%	02/15/24	10,000	7,922,320
U.S. Treasury Strips Coupon(l)		2.280%	08/15/25	1,055	786,475

U.S. Treasury Strips Coupon(l)	2.560%	05/15/25	5,000	3,766,985
U.S. Treasury Strips Coupon(l)	2.950%	05/15/27	2,280	1,586,739
U.S. Treasury Strips Coupon(a)(l)	3.820%	08/15/33	10,730	5,934,838

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $198,967,462)				212,388,027

TOTAL LONG-TERM INVESTMENTS (cost $2,662,284,602)				3,167,988,245

SHORT-TERM INVESTMENTS — 12.5%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(j)(k) (cost $499,889)	0.100%	12/20/12	500	499,909

			Shares
AFFILIATED MUTUAL FUNDS — 12.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $145,612,194)(m)			14,755,773	135,015,322
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $275,318,992; includes of $128,447,224 of cash collateral received for securities on loan)(m)(n)			275,318,992	275,318,992

TOTAL AFFILIATED MUTUAL FUNDS (cost $420,931,186)				410,334,314

TOTAL SHORT-TERM INVESTMENTS (cost $421,431,075)				410,834,223

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 108.50% (cost $3,083,715,677)				3,578,822,468

			Principal Amount(000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $5,945,625)	4.500%	TBA 30 YR	$5,500	(5,952,891)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 108.3% (cost $3,077,770,052)				3,572,869,577
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (8.3)%				(273,453,623)

NET ASSETS — 100.0%				$3,299,415,954

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NA	National Association
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,083,678; cash collateral of $128,447,224 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	New issue security. Variable rate in effect upon settlement.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $7,856,420. The aggregate value of $8,613,288 is approximately 0.3% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2012.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Rate shown reflects the effective yield at September 30, 2012.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Represents step coupon bond. Rate shown reflects the rate in effect at September 30, 2012.
(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
246	2 Year U.S. Treasury Notes	Dec. 12	$54,193,396	$54,250,687	$57,291
295	5 Year U.S. Treasury Notes	Dec. 12	36,693,263	36,766,680	73,417
125	10 Year U.S. Treasury Notes	Dec. 12	16,676,810	16,685,547	8,737
240	U.S. Long Bond	Dec. 12	35,259,155	35,850,000	590,845

					730,290

	Short Position:
84	U.S. Ultra Bond	Dec. 12	13,656,398	13,878,375	(221,977)

					$508,313

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30,2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$23,800	08/31/16	0.934%	3 month LIBOR(1)	$348,757	$—	$348,757	Credit Suisse International
23,670	08/31/16	0.977%	3 month LIBOR(2)	(387,001)	—	(387,001)	Citibank, NA
23,670	08/31/16	0.928%	3 month LIBOR(1)	341,141	—	341,141	Citibank, NA
7,405	08/31/16	0.978%	3 month LIBOR(2)	(121,556)	—	(121,556)	JPMorgan Chase Bank
7,405	08/31/16	0.975%	3 month LIBOR(2)	(120,526)	—	(120,526)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(55,327)	—	(55,327)	Deutsche Bank AG
36,200	11/30/16	0.945%	3 month LIBOR(2)	(503,846)	—	(503,846)	Citibank, NA
22,530	11/30/16	0.913%	3 month LIBOR(2)	(283,487)	—	(283,487)	JPMorgan Chase Bank
13,615	02/28/17	0.680%	3 month LIBOR(1)	4,976	—	4,976	Citibank, NA
2,350	01/13/22	1.660%	3 month LIBOR(2)	(16,909)	—	(16,909)	Citibank, NA

8,775	08/15/28	2.370%	3 month LIBOR(2)	(86,929)	—	(86,929)	Citibank, NA

				$(880,707)	$—	$(880,707)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,150	$5,242	$—	$5,242	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(4,165)	5,239	(9,404)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	12	—	12	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,800	2,529	—	2,529	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	13,177	—	13,177	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,645	(167,068)	—	(167,068)	Deutsche Bank AG

				$(150,273)	$5,239	$(155,512)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,043,097,181	$9,725,689	$—
Exchange Traded Fund	598,900	—	—
Preferred Stocks	826,094	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	39,437,550	7,821,920
Residential Mortgage-Backed Securities	—	7,607,451	—
Bank Loans	—	9,901,426	1,091,750
Collateralized Mortgage Obligations	—	6,783,948	—
Commercial Mortgage-Backed Securities	—	135,209,912	—
Corporate Bonds	—	304,063,660	2,721,595
Mortgage-Backed Securities	—	342,165,380	—
Municipal Bonds	—	14,661,773	—
Non-Corporate Foreign Agencies	—	15,359,161	—
Non-Corporate Sovereigns	—	7,344,330	—
U.S. Government Agency Obligations	—	7,182,498	—
U.S. Government Treasury Obligations	—	212,887,936	—
Affiliated Mutual Funds	410,334,314	—	—
Mortgage-Backed Security Sold Short	—	(5,952,891)
Other Financial Instruments *
Futures Contracts	508,313	—	—
Interest Rate Swap Agreements	—	(880,707)	—
Credit Default Swap Agreements	—	(155,512)	—

Total	$2,455,364,802	$1,105,341,604	$11,635,265

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Global Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.1%
Argentina — 0.2%
MercadoLibre, Inc.	15,836	$1,307,262

Australia — 1.5%
Arrium Ltd.	447,200	250,715
Bendigo and Adelaide Bank Ltd.	103,400	821,695
Caltex Australia Ltd.	34,900	594,620
Challenger Ltd.	156,300	526,058
Downer EDI Ltd.*	214,250	793,162
Lend Lease Group	77,000	623,720
Metcash Ltd.	206,000	754,175
National Australia Bank Ltd.	56,700	1,490,748
Pacific Brands Ltd.	460,600	289,314
Qantas Airways Ltd.*	419,500	527,933
Rio Tinto Ltd.	17,400	955,735
Westpac Banking Corp.	50,100	1,284,608

		8,912,483

Austria — 0.2%
OMV AG	32,300	1,130,446
Voestalpine AG	14,500	433,968

		1,564,414

Belgium — 0.5%
AGFA-Gevaert NV*	86,100	143,836
Anheuser-Busch InBev NV, ADR(a)	23,352	2,006,170
Delhaize Group SA	18,200	702,690

		2,852,696

Brazil — 0.2%
BR Malls Participacoes SA	112,100	1,543,327

Canada — 1.7%
Brookfield Asset Management, Inc. (Class A Stock)	83,088	2,867,367
Canadian Pacific Railway Ltd.	23,350	1,935,481
Lululemon Athletica, Inc.*(a)	28,526	2,109,212
Toronto-Dominion Bank (The)	38,089	3,176,602

		10,088,662

China — 1.7%
Baidu, Inc., ADR*	45,423	5,306,315
China Mobile, Ltd.	231,000	2,560,846
NetEase, Inc., ADR*(a)	42,524	2,387,297

		10,254,458

Denmark — 0.9%
Coloplast A/S (Class B Stock)	7,073	1,472,754
H Lundbeck A/S	28,700	533,286
Novo Nordisk A/S (Class B Stock)	20,926	3,305,814

		5,311,854

Finland — 0.2%
Tieto OYJ	56,200	970,634

France — 4.5%
Arkema SA	31,824	2,979,640
AXA SA	37,600	560,004
BNP Paribas SA	106,315	5,052,210
Bouygues SA	21,900	534,709
Cie Generale des Etablissements Michelin	9,000	705,029
Ciments Francais SA	5,200	306,716
Credit Agricole SA*	62,500	431,295
Dassault Systemes SA	23,728	2,492,998
Rallye SA	5,100	154,668
Renault SA	12,300	577,239
Sanofi	65,966	5,624,462
SCOR SE	22,000	567,259
Societe Generale*	10,800	306,716
Technip SA	20,317	2,258,634
Thales SA	20,600	707,465

Total SA	38,500	1,909,712
Valeo SA	13,300	615,282
Vivendi SA	81,530	1,589,886

		27,373,924

Germany — 4.1%
Allianz SE	9,500	1,130,336
Aurubis AG	6,200	361,317
BASF SE	12,600	1,062,980
Bayer AG	12,700	1,090,675
Bayerische Motoren Werke AG	36,910	2,699,309
Brenntag AG	12,641	1,617,934
Daimler AG	23,600	1,142,273
Deutsche Bank AG	20,300	802,030
Deutsche Post AG	43,100	841,862
E.ON AG	26,300	624,058
Freenet AG	37,500	612,005
Fresenius Se & Co. KGaA	27,347	3,174,752
Hannover Rueckversicherung AG	8,600	549,532
Lanxess AG	8,100	671,686
Merck KGaA	2,800	345,421
Metro AG	21,300	637,073
Muenchener Rueckversicherungs AG	6,300	983,641
Rheinmetall AG	13,300	620,409
RWE AG	18,800	841,093
SAP AG	53,098	3,760,352
Volkswagen AG	9,000	1,505,821

		25,074,559

Greece
Alpha Bank AE*	15,700	33,491

Hong Kong — 1.4%
AIA Group Ltd.	980,000	3,631,323
Cheung Kong Holdings Ltd.	46,000	672,001
First Pacific Co. Ltd.	858,000	927,845
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,734,925
Kingboard Chemical Holdings Ltd.	180,000	429,560
Singamas Container Holdings Ltd.	2,676,000	651,616
Yue Yuen Industrial Holdings Ltd.	154,000	516,454

		8,563,724

Indonesia — 0.3%
PT Bank Rakyat Indonesia (Persero) Tbk	2,558,000	1,982,627

Ireland — 0.9%
Accenture PLC (Class A Stock)	53,694	3,760,191
Allied Irish Banks PLC*	42,100	2,867
Irish Life & Permanent Group Holdings PLC*	51,300	1,780
XL Group PLC	62,400	1,499,472

		5,264,310

Israel — 0.6%
Bank Hapoalim BM*	176,900	629,851
Check Point Software Technologies Ltd.*(a)	42,865	2,064,379
Elbit Systems Ltd.	11,400	389,893
Teva Pharmaceutical Industries Ltd.	12,500	507,274

		3,591,397

Italy — 0.7%
Banco Popolare SC*	38,200	57,188
Enel SpA	323,000	1,142,276
ENI SpA	70,800	1,548,505
Finmeccanica SpA*	43,100	204,705
Parmalat SpA	223,200	476,413
Telecom Italia SpA	626,400	627,865

		4,056,952

Japan — 6.7%
Alpine Electronics, Inc.	22,700	211,235
Aoyama Trading Co. Ltd.	39,100	747,522
Aozora Bank Ltd.	278,000	850,122
COMSYS Holdings Corp.	26,500	369,362

Daito Trust Construction Co. Ltd.	12,000	1,204,610
FANUC Corp.	12,200	1,963,692
Fukuoka Financial Group, Inc.	129,000	523,784
Hitachi Capital Corp.	40,400	731,300
ITOCHU Corp.	87,400	882,329
JX Holdings, Inc.	101,400	553,905
KDDI Corp.	26,000	2,016,624
Keihin Corp.	24,500	289,666
K’s Holdings Corp.	19,700	490,136
Kurabo Industries Ltd.	173,100	283,217
Kyowa Exeo Corp.	81,900	967,565
Marubeni Corp.	176,000	1,118,922
Mitsubishi Corp.	34,500	624,894
Mitsubishi UFJ Financial Group, Inc.	140,200	656,073
Mitsui & Co. Ltd.	56,300	789,870
Mizuho Financial Group, Inc.	703,200	1,141,320
Nichii Gakkan Co.	40,300	386,885
Nichirei Corp.	144,000	788,486
Nikon Corp.	87,700	2,411,510
Nippon Electric Glass Co. Ltd.	54,000	297,561
Nippon Shokubai Co. Ltd.	68,000	760,521
Nippon Telegraph & Telephone Corp.	37,000	1,760,463
Nissan Shatai Co. Ltd.	27,100	303,284
NTT DoCoMo, Inc.	900	1,454,108
ORIX Corp.	36,240	3,629,786
Otsuka Holdings Co. Ltd.	32,500	1,007,206
Sankyu, Inc.	210,000	792,778
Seino Holdings Corp.	65,000	411,508
Shimachu Co. Ltd.	30,700	639,851
Softbank Corp.	94,700	3,828,866
Sumitomo Corp.	88,900	1,195,937
Sumitomo Mitsui Financial Group, Inc.	44,900	1,399,003
Sumitomo Mitsui Trust Holdings, Inc.	64,070	190,214
Toagosei Co. Ltd.	147,000	552,793
Toyo Suisan Kaisha Ltd.	28,000	700,647
Toyota Tsusho Corp.	34,300	732,707
Yokohama Rubber Co. Ltd. (The)	100,000	738,954

		40,399,216

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	166,236

Netherlands — 1.8%
Aegon NV	56,800	295,248
ASM Pacific Technology Ltd.	181,800	2,149,709
ING Groep NV CVA*	83,900	662,959
Koninklijke Ahold NV	99,700	1,248,780
Koninklijke DSM NV	17,700	882,521
Koninklijke KPN NV	82,600	631,139
LyondellBasell Industries NV (Class A Stock)	33,433	1,727,149
Unilever NV CVA	87,673	3,101,644

		10,699,149

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	709,282

Norway — 0.9%
DnB ASA	54,100	663,395
Statoil ASA	146,343	3,778,060
Yara International ASA	14,000	701,356

		5,142,811

Peru — 0.4%
Credicorp Ltd.	18,742	2,347,998

Portugal
Banco Espirito Santo SA*	43,600	31,712

Singapore — 0.1%
Golden Agri-Resources Ltd.	1,765,200	943,643

South Africa — 0.8%
Aspen Pharmacare Holdings Ltd.*	60,989	1,047,871

Discovery Holdings Ltd.	253,798	1,692,393
FirstRand Ltd.	604,652	2,026,162

		4,766,426

South Korea — 0.5%
Samsung Electronics Co. Ltd.	2,602	3,135,666

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	60,800	477,615
Banco Espanol de Credito SA	79,800	285,080
Banco Santander SA	126,300	940,539
Inditex SA	22,339	2,773,931
Repsol YPF SA	57,200	1,109,188
Telefonica SA	25,100	334,643

		5,920,996

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	113,508	2,649,004
Boliden AB	64,800	1,080,197
NCC AB (Class B Stock)	15,700	299,000
Swedbank AB (Class A Stock)	50,400	946,803
Trelleborg AB (Class B Stock)	54,200	609,346

		5,584,350

Switzerland — 3.4%
Baloise Holding AG	11,400	896,364
Clariant AG*	2,000	23,796
Credit Suisse Group AG*	26,000	550,962
Geberit AG*	9,423	2,048,914
Georg Fischer AG*	2,000	707,071
Glencore International PLC(a)	501,589	2,779,001
Lindt & Spruengli AG*	28	1,010,739
Novartis AG	21,400	1,309,484
OC Oerlikon Corp. AG*	63,800	613,240
Partners Group Holding AG	10,348	2,153,220
Roche Holding AG	7,200	1,345,072
Swiss Life Holding AG*	6,100	725,773
Swiss Re AG*	19,300	1,240,494
Syngenta AG	9,008	3,366,626
UBS AG*	32,000	389,580
Zurich Financial Services AG*	5,800	1,444,296

		20,604,632

United Kingdom — 10.9%
ARM Holdings PLC	225,732	2,095,950
AstraZeneca PLC	55,900	2,667,407
Aviva PLC	144,400	743,138
Babcock International Group PLC	115,960	1,735,833
BAE Systems PLC	256,400	1,346,031
Barclays PLC	287,100	996,067
Beazley PLC	175,100	475,024
Berendsen PLC	24,300	214,053
Berkeley Group Holdings PLC*	68,816	1,562,409
BG Group PLC	114,122	2,303,559
Bodycote PLC	58,200	367,186
BP PLC	339,100	2,390,188
British American Tobacco PLC	40,410	2,074,759
BT Group PLC	478,600	1,782,955
Burberry Group PLC	48,773	788,376
Cable & Wireless Communications PLC	917,400	534,497
Compass Group PLC	246,072	2,715,943
Cookson Group PLC	81,100	781,835
Darty PLC	365,500	333,469
Debenhams PLC	301,400	498,383
Diageo PLC	101,277	2,844,823
Experian PLC	88,775	1,475,115
GlaxoSmithKline PLC	23,400	539,401
Home Retail Group PLC	161,000	231,645
InterContinental Hotels Group PLC	78,466	2,052,657
Intermediate Capital Group PLC	142,000	684,009
J Sainsbury PLC	204,700	1,148,663
John Wood Group PLC	135,532	1,758,521
Johnson Matthey PLC	61,305	2,388,764

Legal & General Group PLC	483,800	1,030,459
Marks & Spencer Group PLC	182,600	1,052,072
Marston’s PLC	339,130	625,392
Mondi PLC	105,500	1,073,280
Old Mutual PLC	314,825	863,739
Pearson PLC	122,042	2,384,595
Premier Foods PLC*	152,560	157,667
Rolls-Royce Holdings PLC*	152,364	2,074,101
Royal Bank of Scotland Group PLC*	26,352	109,362
Royal Dutch Shell PLC (Class B Stock)	203,186	7,211,763
Royal Dutch Shell PLC, ADR	29,200	2,026,772
RSA Insurance Group PLC	300,200	535,665
TESCO PLC	302,900	1,623,893
Thomas Cook Group PLC*	164,000	46,345
Vodafone Group PLC	547,900	1,554,951
Weir Group PLC (The)	68,075	1,943,524
WM Morrison Supermarkets PLC	320,700	1,476,959
Wolseley PLC	13,650	582,352

		65,903,551

United States — 50.0%
3M Co.	31,100	2,874,262
Abbott Laboratories	35,816	2,455,545
AES Corp.	74,200	813,974
Allstate Corp. (The)	50,400	1,996,344
Amazon.com, Inc.*	5,363	1,363,918
American Express Co.	33,700	1,916,182
American Tower Corp.	29,676	2,118,570
Ameriprise Financial, Inc.	17,450	989,240
Amgen, Inc.	21,350	1,800,232
Apache Corp.	6,050	523,143
Apple, Inc.	20,420	13,625,449
AT&T, Inc.	114,200	4,305,340
AutoZone, Inc.*	7,465	2,759,586
Avon Products, Inc.	57,100	910,745
Baker Hughes, Inc.	34,150	1,544,605
Bank of America Corp.	288,050	2,543,482
Biogen Idec, Inc.*	40,415	6,031,131
Boeing Co. (The)	15,300	1,065,186
Bristol-Myers Squibb Co.	53,684	1,811,835
Cablevision Systems Corp. (Class A Stock)(a)	48,600	770,310
CBS Corp. (Class B Stock)	48,853	1,774,830
Celanese Corp., Ser. A	16,450	623,619
Charles Schwab Corp. (The)(a)	84,000	1,074,360
Chevron Corp.	42,300	4,930,488
Chipotle Mexican Grill, Inc.*	3,585	1,138,381
Cisco Systems, Inc.	108,000	2,061,720
Comcast Corp. (Class A Stock)	45,500	1,627,535
CONSOL Energy, Inc.	37,600	1,129,880
Covidien PLC	36,300	2,156,946
Danaher Corp.	58,508	3,226,716
Dell, Inc.	167,650	1,653,029
Dick’s Sporting Goods, Inc.	32,665	1,693,680
Dollar General Corp.*	57,663	2,971,951
eBay, Inc.*	35,314	1,709,551
EMC Corp.*	96,140	2,621,738
Emerson Electric Co.	20,200	975,054
Entergy Corp.	27,850	1,930,005
EQT Corp.	19,000	1,121,000
Equinix, Inc.*(a)	8,813	1,815,919
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,468	1,444,925
Exelon Corp.	59,000	2,099,220
Express Scripts Holding Co.*	98,951	6,201,259
Exxon Mobil Corp.	49,450	4,522,203
Fifth Third Bancorp	89,400	1,386,594
General Electric Co.	157,600	3,579,096
General Motors Co.*(a)	93,350	2,123,713
Gilead Sciences, Inc.*	39,289	2,606,039
GNC Holdings, Inc. (Class A Stock)	23,734	924,914
Goldman Sachs Group, Inc. (The)	6,350	721,868

Halliburton Co.	136,960	4,614,182
Hess Corp.	29,200	1,568,624
Home Depot, Inc. (The)	71,678	4,327,201
Honeywell International, Inc.	25,000	1,493,750
Illinois Tool Works, Inc.	22,300	1,326,181
Ingersoll-Rand PLC	24,650	1,104,813
International Business Machines Corp.	6,200	1,286,190
International Paper Co.	67,200	2,440,704
Intuitive Surgical, Inc.*	1,694	839,597
Invesco Ltd.	50,700	1,266,993
Johnson & Johnson(a)	43,400	2,990,694
JPMorgan Chase & Co.	113,000	4,574,240
Kellogg Co.	26,550	1,371,573
KeyCorp	147,200	1,286,528
Kinder Morgan, Inc.	48,432	1,720,305
Kohl’s Corp.	49,150	2,517,463
Liberty Global, Inc. (Class A Stock)*	28,654	1,740,730
Liberty Media Corp. - Liberty Starz, Ser. A (Class A Stock)*	4,400	458,348
Limited Brands, Inc.(a)	43,464	2,141,037
LinkedIn Corp. (Class A Stock)*(a)	16,276	1,959,630
Lockheed Martin Corp.	9,250	863,765
Lowe’s Cos., Inc.	74,300	2,246,832
Madison Square Garden, Inc. (The) (Class A Stock)*	12,400	499,348
Marsh & McLennan Cos., Inc.	81,800	2,775,474
McDonald’s Corp.	45,993	4,219,858
Mead Johnson Nutrition Co.	46,830	3,431,702
Merck & Co., Inc.	92,300	4,162,730
MetLife, Inc.	32,800	1,130,288
Microsoft Corp.	129,100	3,844,598
Monsanto Co.	49,725	4,525,970
Morgan Stanley	142,800	2,390,472
Murphy Oil Corp.	25,300	1,358,357
National Oilwell Varco, Inc.	64,454	5,163,410
Newfield Exploration Co.*	40,500	1,268,460
NIKE, Inc. (Class B Stock)	35,522	3,371,393
NRG Energy, Inc.	99,500	2,128,305
Nucor Corp.	18,400	703,984
O’Reilly Automotive, Inc.*	33,772	2,824,015
PepsiCo, Inc.	28,650	2,027,561
Perrigo Co.	7,907	918,556
Pfizer, Inc.	184,600	4,587,310
Praxair, Inc.	8,144	845,999
Precision Castparts Corp.	17,928	2,928,359
priceline.com, Inc.*	5,994	3,708,668
Procter & Gamble Co. (The)	42,000	2,913,120
QUALCOMM, Inc.	72,289	4,517,340
Raytheon Co.	26,450	1,511,882
Schlumberger Ltd.	7,300	528,009
SLM Corp.	82,900	1,303,188
Southwest Airlines Co.	265,800	2,331,066
Spectra Energy Corp.	71,900	2,110,984
Sprint Nextel Corp.*(a)	256,100	1,413,672
St. Joe Co. (The)*(a)	45,800	893,100
Starbucks Corp.	89,204	4,527,103
Starwood Hotels & Resorts Worldwide, Inc.	34,750	2,014,110
TE Connectivity Ltd.	29,900	1,016,899
Texas Instruments, Inc.(a)	23,000	633,650
Thermo Fisher Scientific, Inc.	29,950	1,761,958
Time Warner, Inc.(a)	71,800	3,254,694
Time Warner Cable, Inc.	35,000	3,327,100
TJX Cos., Inc.	151,151	6,770,053
U.S. Bancorp	216,760	7,434,868
Union Pacific Corp.	45,217	5,367,258
United States Steel Corp.(a)	14,000	266,980
United Technologies Corp.	22,700	1,777,183
Visa, Inc. (Class A Stock)	34,746	4,665,693
VMware, Inc. (Class A Stock)*	17,450	1,688,113

Vulcan Materials Co.	33,350	1,577,455
W.W. Grainger, Inc.	17,430	3,631,889
Wal-Mart Stores, Inc.	27,888	2,058,134
Wells Fargo & Co.	205,951	7,111,488
Western Union Co. (The)	79,100	1,441,202
Weyerhaeuser Co.	85,650	2,238,891
Wynn Resorts Ltd.	32,646	3,768,654
Yum! Brands, Inc.	25,738	1,707,459

		302,582,704

TOTAL COMMON STOCKS (cost $519,024,508)		587,685,146

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,872,360

TOTAL LONG-TERM INVESTMENTS (cost $520,535,462)		589,557,506

SHORT-TERM INVESTMENT — 6.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $41,671,973; includes $26,042,340 of cash collateral received for securities on loan)(b)(c)	41,671,973	41,671,973

TOTAL INVESTMENTS — 104.3% (cost $562,207,435)		631,229,479
LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (4.3)%		(25,740,577)

NET ASSETS — 100.0%		$605,488,902

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,036,833; cash collateral of $26,042,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency contracts outstanding at September 30, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
Euro expiring 12/17/12	Morgan Stanley	EUR	2,400	$3,132,199	$3,086,777	$45,422
Pound Sterling expiring 12/18/12	Bank of New York	GBP	4,541	7,320,873	7,331,107	(10,234)
Japanese Yen expiring 12/14/12	State Street	JPY	205,907	2,619,482	2,640,445	(20,963)

				$13,072,554	$13,058,329	$14,225

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,307,262	$—	$—
Australia	—	8,912,483	—
Austria	1,564,414	—	—
Belgium	2,852,696	—	—
Brazil	1,543,327	—	—
Canada	10,088,662	—	—
China	7,693,612	2,560,846	—
Denmark	5,311,854	—	—
Finland	970,634	—	—
France	27,373,924	—	—
Germany	25,074,559	—	—
Greece	33,491	—	—
Hong Kong	1,734,925	6,828,799	—
Indonesia	—	1,982,627	—
Ireland	5,264,310	—	—
Israel	3,591,397	—	—
Italy	4,056,952	—	—
Japan	—	40,399,216	—
Liechtenstein	166,236	—	—
Netherlands	8,549,440	2,149,709	—
New Zealand	—	709,282	—
Norway	5,142,811	—	—
Peru	2,347,998	—	—
Portugal	31,712	—	—
Singapore	—	943,643	—
South Africa	4,766,426	—	—
South Korea	—	3,135,666	—
Spain	5,920,996	—	—
Sweden	5,584,350	—	—
Switzerland	20,604,632	—	—
United Kingdom	65,903,551	—	—
United States	302,582,704	—	—
Preferred Stock
United States	1,872,360	—	—
Affiliated Money Market Mutual Fund	41,671,973	—	—
Other Financial Instruments*
Forward Foreign Currency Contracts	—	14,225	—

Total	$563,607,208	$67,636,496	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2011 was $116,496. An amount of $52,071,381 was transferred from Level 1 into Level 2 at September 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 was as follows:

Commercial Banks	8.0%
Oil, Gas & Consumable Fuels	7.4
Affiliated Money Market Mutual Fund (including 4.3% of collateral received for securities on loan)	6.9
Pharmaceuticals	5.6
Specialty Retail	4.7
Insurance	4.2
Hotels, Restaurants & Leisure	3.8
Chemicals	3.5
Computers & Peripherals	3.0
Energy Equipment & Services	2.6
Media	2.6
Internet Software & Services	2.4
Diversified Financial Services	2.4
Aerospace & Defense	2.4
Software	2.3
Wireless Telecommunication Services	2.2
IT Services	2.0
Food Products	2.0
Machinery	2.0
Diversified Telecommunication	1.9
Capital Markets	1.9
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.8
Biotechnology	1.7
Food & Staples Retailing	1.6
Healthcare Providers & Services	1.6
Road & Rail	1.4
Automobiles	1.3
Semiconductors & Semiconductor Equipment	1.3
Real Estate Management & Development	1.3
Textiles, Apparel & Luxury Goods	1.2
Multiline Retail	1.2
Beverages	1.1
Metals & Mining	1.1
Communications Equipment	1.1
Internet & Catalog Retail	0.9
Electric Utilities	0.9
Healthcare Equipment & Supplies	0.7
Real Estate Investment Trusts	0.7
Consumer Finance	0.7
Airlines	0.6
Paper & Forest Products	0.6
Independent Power Producers & Energy Traders	0.5
Household Products	0.5
Commercial Services & Supplies	0.5
Auto Components	0.4
Leisure Equipment & Products	0.4
Personal Products	0.4
Construction & Engineering	0.4
Tobacco	0.3
Building Products	0.3
Construction Materials	0.3
Household Durables	0.3
Life Sciences Tools & Services	0.3
Electronic Equipment & Instruments	0.3
Transportation Infrastructure	0.3
Professional Services	0.2
Multi-Utilities	0.2
Electrical Equipment	0.2
Air Freight & Logistics	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
Asset-Backed Securities — 1.1%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$ 1,500	$ 1,836,742
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	855	911,870
Ser. 1997-20A, Class 1	7.150%	01/01/17	495	534,010
Ser. 1997-20G, Class 1	6.850%	07/01/17	268	290,523
Ser. 1998-20I, Class 1	6.000%	09/01/18	654	714,808

				4,287,953

Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,047	1,123,918
Ser. 2002-2501, Class MC	5.500%	09/15/17	352	375,701
Ser. 2002-2513, Class HC	5.000%	10/15/17	1,888	2,017,267
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	522	533,769
Ser. 2002-57, Class ND	5.500%	09/25/17	410	437,542
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.837%	10/25/28	87	86,174
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.778%	02/25/34	305	308,342

				4,882,713

Commercial Mortgage-Backed Securities — 13.0%
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	5.888%	12/10/49	2,000	2,353,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,871,917
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.748%	06/10/46	2,000	2,282,282
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	5.998%	05/15/46	727	781,570
Federal National Mortgage Association, Ser. 2012-M13, Class A2	2.377%	05/25/22	1,850	1,884,499
FHLMC Multifamily Structured Pass-Through Certificates,
Ser. 2009-K003, Class A5	5.085%	03/25/19	250	302,737
Ser. 2009-K004, Class A2	4.186%	08/25/19	3,725	4,324,185
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,700	3,161,751
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	4,190,015
Ser. 2011-K010, Class A2	4.333%	10/25/20	3,600	4,233,251
Ser. 2011-K011, Class A2	4.084%	11/25/20	3,600	4,167,292
Ser. 2011-K013, Class A2	3.974%	01/25/21	3,525	4,070,818
Ser. 2011-K016, Class A2(b)	2.968%	10/25/21	2,800	3,021,175
Ser. 2012-K020, Class X1, I/O(a)	1.479%	05/25/22	9,500	1,010,839
Ser. 2012-K501, Class X1A, I/O(a)	1.879%	08/25/16	4,275	217,385
Ser. 2012-K710, Class X1, I/O(a)	1.915%	05/25/19	8,495	830,369
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,660	1,712,920
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	5.778%	08/10/45	938	951,633
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.003%	06/15/49	1,000	1,084,786
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.847%	05/12/39	2,000	2,301,920
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	1,721	1,721,635
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	2,150,000
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A3	5.765%	07/15/45	2,000	2,301,620

				50,927,599

Corporate Bonds — 2.2%
Canada Government International Bond (Canada), Ser. Unsec’d. Notes(b)	0.875%	02/14/17	1,025	1,036,890

DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,132,514
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(b)	2.375%	08/25/21	660	683,826
Province of Alberta Canada (Canada), 144A	1.000%	06/21/17	2,655	2,688,188
Royal Bank of Canada (Canada), Covered Notes	1.200%	09/19/17	3,035	3,054,120

				8,595,538

Mortgage-Backed Securities — 43.0%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	641	686,357
Federal Home Loan Mortgage Corp.(c)	3.000%	TBA 15 Year	1,500	1,580,625
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 30 Year	2,000	2,144,375
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 - 12/01/40	3,295	3,532,419
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	7,120	7,659,224
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	3,891	4,276,756
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	3,497	3,814,076
Federal Home Loan Mortgage Corp.	6.000%	09/01/34 - 08/01/39	2,122	2,339,840
Federal Home Loan Mortgage Corp.	6.500%	05/01/13 - 09/01/32	169	190,987
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	38	44,719
Federal National Mortgage Association(a)	2.140%	07/01/33	1,990	2,119,878
Federal National Mortgage Association(a)	2.237%	06/01/34	560	596,595
Federal National Mortgage Association(a)	2.392%	08/01/33	1,223	1,305,466
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	5,000	5,243,750
Federal National Mortgage Association(a)	2.529%	04/01/34	239	253,924
Federal National Mortgage Association(a)	2.672%	04/01/34	470	500,230
Federal National Mortgage Association(c)	3.000%	TBA 15 Year	4,500	4,763,672
Federal National Mortgage Association(c)	3.000%	TBA 30 Year	2,000	2,111,250
Federal National Mortgage Association	3.500%	TBA 15 Year	4,000	4,254,375
Federal National Mortgage Association	3.500%	TBA 30 Year	9,000	9,628,594
Federal National Mortgage Association	3.500%	06/01/39	851	913,641
Federal National Mortgage Association	3.500%	TBA 30 Year	24,500	26,276,250
Federal National Mortgage Association(c)	4.000%	TBA 30 Year	4,000	4,305,000
Federal National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,163,750
Federal National Mortgage Association	4.500%	05/01/40	8,022	8,923,272
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	6,810	7,459,926
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/35	13,869	15,554,391
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	4,320	4,829,378
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	2,719	3,097,365
Federal National Mortgage Association	7.000%	12/01/31 - 01/01/36	530	633,721
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	20	21,078
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	84	98,298
Government National Mortgage Association	3.000%	TBA 30 Year	4,000	4,271,875
Government National Mortgage Association	3.500%	TBA 30 Year	500	547,891
Government National Mortgage Association	4.000%	TBA 30 Year	5,000	5,503,125
Government National Mortgage Association	4.000%	06/15/40	943	1,042,561
Government National Mortgage Association	4.000%	TBA 30 Year	3,000	3,307,500
Government National Mortgage Association	4.000%	TBA 30 Year	1,000	1,100,312
Government National Mortgage Association(c)	4.500%	TBA 30 Year	9,500	10,481,171
Government National Mortgage Association	4.500%	02/20/41	2,783	3,088,918
Government National Mortgage Association	5.000%	TBA 30 Year	2,000	2,205,000
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	1,636	1,819,493
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	1,366	1,526,561
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	362	431,640
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	889	1,046,842
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	166	197,374
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	214	259,515

				168,152,960

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	754,003

U.S. Government Agency Obligations — 1.7%
Federal Home Loan Mortgage Corp.	1.250%	10/02/19	2,105	2,100,643
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	2,190	2,297,397
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,542,847
Tennessee Valley Authority	5.500%	06/15/38	465	628,894

				6,569,781

U.S. Treasury Securities — 36.4%
U.S. Treasury Bonds	2.750%	08/15/42	7,555	7,429,874
U.S. Treasury Bonds	3.000%	05/15/42	830	860,606
U.S. Treasury Bonds	3.125%	02/15/42	2,050	2,180,688
U.S. Treasury Bonds	5.250%	02/15/29	1,220	1,711,050
U.S. Treasury Bonds	5.500%	08/15/28	1,890	2,705,949
U.S. Treasury Bonds	6.250%	08/15/23	1,605	2,329,006
U.S. Treasury Bonds	9.250%	02/15/16	16,035	20,805,412

U.S. Treasury Notes	0.125%	07/31/14	4,395	4,385,902
U.S. Treasury Notes	0.250%	09/15/15	4,325	4,317,565
U.S. Treasury Notes	0.250%	03/31/14	3,450	3,451,076
U.S. Treasury Notes	0.625%	09/30/17	3,115	3,114,514
U.S. Treasury Notes	0.625%	08/31/17	1,895	1,896,184
U.S. Treasury Notes	1.000%	09/30/19	55	54,794
U.S. Treasury Notes(b)	1.625%	08/15/22	1,985	1,982,828
U.S. Treasury Notes	4.500%	11/15/15	6,515	7,355,331
U.S. Treasury Notes	4.625%	11/15/16	1,840	2,150,213
U.S. Treasury Notes(d)(e)	4.625%	02/15/17	18,000	21,182,346
U.S. Treasury Strip Principal(f)	0.380%	02/15/16	15,870	15,666,007
U.S. Treasury Strips Coupon(b)(g)	0.310%	05/15/15	12,430	12,328,472
U.S. Treasury Strips Coupon(g)	2.100%	05/15/24	6,605	5,180,883
U.S. Treasury Strips Coupon(g)	2.140%	08/15/24	10,095	7,836,062
U.S. Treasury Strips Coupon(g)	2.210%	02/15/25	925	703,647
U.S. Treasury Strips Coupon(g)	2.560%	05/15/25	5,815	4,381,004
U.S. Treasury Strips Coupon(b)(g)	2.810%	08/15/26	4,045	2,898,716
U.S. Treasury Strips Coupon(g)	2.950%	05/15/27	5,240	3,646,715
U.S. Treasury Strips Coupon(g)	3.820%	08/15/33	2,725	1,507,217

				142,062,061

TOTAL LONG-TERM INVESTMENTS (cost $368,823,353)				386,232,608

SHORT-TERM INVESTMENTS — 28.0%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,697,677)(h)			5,447,228	49,842,132
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,404,407; includes $11,405,080 of cash collateral received for securities on loan)(h)(i)			59,404,407	59,404,407

TOTAL AFFILIATED MUTUAL FUNDS (cost $113,102,084)				109,246,539

TOTAL INVESTMENTS — 126.8% (cost $481,925,437)				495,479,147
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (26.8)%				(104,792,856)

NET ASSETS — 100.0%				$390,686,291

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Association
I/O	Interest Only
NCUA	National Credit Union Administration
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,145,401; cash collateral of $11,405,080 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	All or partial principal amount totaling $30,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield on September 30, 2012.
(g)	Rate shown reflects the effective yield at September 30, 2012.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
126	2 Year U.S. Treasury Notes	Dec. 2012	$27,754,530	$27,786,938	$32,408
103	5 Year U.S. Treasury Notes	Dec. 2012	12,787,437	12,837,180	49,743
172	U.S. Long Bond	Dec. 2012	25,277,523	25,692,500	414,977

					497,128

	Short Positions:
86	10 Year U.S. Treasury Notes	Dec. 2012	11,461,070	11,479,656	(18,586)
74	U.S. Ultra Bond	Dec. 2012	12,090,709	12,226,188	(135,479)

					(154,065)

					$343,063

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$17,980	08/31/16	0.934%	3 month LIBOR(1)	$263,473	$—	$263,473	Credit Suisse International
17,880	08/31/16	0.977%	3 month LIBOR(2)	(292,336)	—	(292,336)	Citibank, NA
17,880	08/31/16	0.928%	3 month LIBOR(1)	257,693	—	257,693	Citibank, NA
5,595	08/31/16	0.978%	3 month LIBOR(2)	(91,845)	—	(91,845)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.975%	3 month LIBOR(2)	(91,066)	—	(91,066)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(22,181)	—	(22,181)	Deutsche Bank AG
26,910	11/30/16	0.945%	3 month LIBOR(2)	(374,544)	—	(374,544)	Citibank, NA
16,695	11/30/16	0.913%	3 month LIBOR(2)	(210,068)	—	(210,068)	JPMorgan Chase Bank, NA
9,525	02/28/17	0.680%	3 month LIBOR(1)	3,481	—	3,481	Citibank, NA
4,700	02/15/19	1.794%	3 month LIBOR(1)	221,490	—	221,490	JPMorgan Chase Bank, NA
4,700	02/15/19	1.656%	3 month LIBOR(2)	(180,361)	—	(180,361)	Citibank, NA
2,105	10/02/19	1.189%	3 month LIBOR(2)	159	—	159	Bank of Nova Scotia
2,190	01/13/22	1.660%	3 month LIBOR(2)	(15,757)	—	(15,757)	Citibank, NA
6,195	08/15/28	2.370%	3 month LIBOR(2)	(61,370)	—	(61,370)	Citibank, NA

				$(593,232)	$—	$(593,232)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR    London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,287,953	$—
Collateralized Mortgage Obligations	—	4,882,713	—
Commercial Mortgage-Backed Securities	—	50,927,599	—
Corporate Bonds	—	8,595,538	—
Mortgage-Backed Securities	—	168,152,960	—
Municipal Bond	—	754,003	—
U.S. Government Agency Obligations	—	6,569,781	—
U.S. Treasury Securities	—	142,062,061	—
Affiliated Mutual Funds	109,246,539	—	—
Other Financial Instruments*
Futures Contracts	343,063	—	—
Interest Rate Swap Agreements	—	(593,232)	—

Total	$109,589,602	$385,639,376	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.9%
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities — 0.5%
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa1	0.688%	07/15/21	$ 478	$ 452,266
Slater Mill Loan Fund LP CLO (Cayman Islands), Ser. 2012-1A, Class D, 144A(a)	BBB(b)	4.685%	08/17/22	13,000	12,049,011

					12,501,277

Residential Mortgage-Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Ba1	1.267%	12/25/33	129	120,202
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2(a)	Ca	5.100%	01/25/37	574	236,458
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.357%	05/25/37	100	45,966
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	416	244,788
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	B3	0.517%	06/25/35	355	279,923

					927,337

TOTAL ASSET-BACKED SECURITIES (cost $12,572,401)					13,428,614

BANK LOANS — 2.5%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	4,629	4,715,474

Cable — 0.1%
WideOpenWest Holdings LLC(a)	B1	6.250%	07/17/18	3,362	3,385,995

Capital Goods — 0.3%
CPM Acquisition Corp.(a)	Caa1	10.250%	02/28/18	7,750	7,788,750

Consumer — 0.5%
Once Call Medical, Inc.(a)	Ba3	7.000%	08/23/19	2,500	2,487,500
Realogy Corp.(a)	B1	13.500%	10/15/17	4,700	4,729,375
Visant Corp.(a)	Ba3	5.250%	12/22/16	2,271	2,188,806
West Corp.(a)	Ba3	5.750%	06/30/18	3,491	3,518,161

					12,923,842

Electric
Texas Competitive Electric Holdings Co. LLC(a)	Caa1	3.730%	10/10/14	1,114	827,638

Gaming — 0.2%
CCM Merger, Inc.(a)	B2	6.000%	03/01/17	4,868	4,898,925

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(a)	Ba3	7.250%	06/01/16	881	850,063

Pipelines & Other — 0.2%
Energy Transfer Equity LP(a)	Ba2	3.750%	03/23/17	5,855	5,841,176

Technology — 1.0%
Blackboard, Inc. (original cost $532,058; purchased 09/23/11)(a)(c)(d)	B1	7.500%	10/04/18	578	579,587
First Data Corp.(a)	B1	4.220%	03/26/18	12,432	11,856,966
First Data Corp.(a)	B1	5.217%	03/24/17	4,341	4,259,206
Freescale Semiconductor, Inc.(a)	B1	6.000%	02/28/19	4,975	4,968,781
Interactive Data Corp.(a)	Ba3	4.500%	02/11/18	3,942	3,957,954
NXP BV(a)	B3	5.500%	03/04/17	1,980	2,011,349
Sensata Technologies, Inc.(a)	Ba2	4.000%	05/12/18	484	485,974

					28,119,817

TOTAL BANK LOANS (cost $68,231,278)					69,351,680

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.771%	10/25/35	103	86,144
American Home Mortgage Assets LLC, Ser. 2006-4, Class 1A12(a)	Ca	0.427%	10/25/46	50	28,921
American Home Mortgage Assets LLC, Ser. 2006-5, Class A1(a)	Caa3	1.068%	11/25/46	408	209,088

American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	2.155%	09/25/45	27	24,230
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.617%	05/25/35	70	49,752
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	3.040%	03/20/36	179	144,116
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	CCC(b)	2.648%	10/25/35	400	408,794
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)(g)	D(b)	3.117%	05/25/47	53	40,706
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)(g)	D(b)	3.109%	09/25/37	102	76,639
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)(g)	D(b)	5.276%	10/25/35	40	29,749
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.148%	12/25/35	96	67,010
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)(g)	D(b)	2.897%	02/25/37	47	35,919
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.429%	07/20/46	48	22,984
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.407%	09/25/46	60	39,477
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.537%	03/25/35	127	94,070
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	91	76,590
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.459%	03/19/36	388	239,179
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.399%	07/19/46	55	31,198
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.469%	09/19/46	234	32,074
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.626%	08/25/35	92	76,209
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.407%	09/25/46	44	29,507
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(b)	6.000%	08/25/37	49	44,168
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CC(b)	6.000%	08/25/37	98	88,173
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.427%	04/25/46	30	20,021
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	296	205,783
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.547%	03/25/37	198	62,100
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	90	79,586
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.407%	07/25/46	57	36,714
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.567%	04/25/36	140	30,460
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CC(b)	5.098%	02/25/37	48	38,326
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CC(b)	2.704%	02/25/37	55	42,611
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	CCC(b)	0.908%	04/25/47	55	45,342

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,433,191)					2,535,640

CORPORATE BONDS — 90.7%
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,588,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	5.750%	03/15/22	5,050	5,176,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	7.750%	03/15/20	1,576	1,808,460
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes	Caa1	8.750%	11/15/17	2,325	1,592,625
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	775,312
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	5,400	5,994,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,525,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	4,525	4,807,813
TransDigm, Inc., Gtd. Notes(e)	B3	7.750%	12/15/18	7,300	8,066,500

					33,334,710

Automotive — 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%	10/15/22	6,450	6,530,625
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(e)	B2	8.250%	06/15/21	9,200	9,798,000
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500%	09/15/19	7,500	7,661,250
DaimlerChrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(e)	B2	8.000%	06/15/19	7,800	8,268,000
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19	4,400	4,686,000
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21	5,259	5,679,720
Delphi Corp., Gtd. Notes(e)	Ba2	5.875%	05/15/19	3,150	3,402,000
Delphi Corp., Gtd. Notes(e)	Ba2	6.125%	05/15/21	1,350	1,495,125
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	4,537	4,990,700
Lear Corp., Gtd. Notes(e)	Ba2	8.125%	03/15/20	1,961	2,215,930
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(e)	Ba3	8.500%	02/15/19	600	672,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,232,562

					57,631,912

Banking — 1.6%
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	B1	8.000%	12/29/49	8,845		9,631,674
Bank of America Corp., Sr. Unsec’d. Notes(e)	Baa2	5.700%	01/24/22	22,600		26,545,079
Citigroup, Inc., Sr. Unsec’d. Notes(e)	Baa2	4.450%	01/10/17	7,700		8,457,511
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Ba1	6.750%	05/21/18	400		406,000

						45,040,264

Brokerage — 0.1%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A(e)	A(b)	4.750%	02/15/23	3,250		3,388,567

Building Materials & Construction — 1.8%
Beazer Homes USA, Inc., Gtd. Notes	Caa3	9.125%	06/15/18	500		505,000
Beazer Homes USA, Inc., Gtd. Notes	Caa3	9.125%	05/15/19	2,500		2,512,500
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(d)	Ba3	6.875%	08/15/18	1,500		1,608,750
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000%	02/15/20	5,825		6,320,125
D.R. Horton, Inc., Gtd. Notes(e)	Ba2	6.500%	04/15/16	900		1,001,250
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17	6,250		6,250,000
K. Hovnanian Enterprises, Inc., Gtd. Notes(e)	Caa3	11.875%	10/15/15	1,600		1,656,000
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B3	7.250%	10/15/20	9,125		9,353,125
KB Home, Gtd. Notes(e)	B2	7.500%	09/15/22	4,100		4,438,250
Masco Corp., Sr. Unsec’d. Notes	Ba2	5.950%	03/15/22	1,675		1,834,979
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18	925		1,067,219
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	525		599,156
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	3,875		4,737,188
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	6,000		6,390,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	2,400		2,556,000

						50,829,542

Cable — 5.1%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(f)	104
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,625		1,775,312
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	7.750%	04/15/18	1,375		1,522,812
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	8.625%	09/15/17	9,525		11,072,812
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	3,769		4,089,173
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	7.875%	04/30/18	1,350		1,461,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	8.125%	04/30/20	1,600		1,808,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	8.625%	11/15/17	19,051		20,336,943
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(e)	Ba3	6.750%	11/15/21	8,600		9,481,500
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.625%	07/15/18	2,500		2,881,250
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.875%	02/15/18	850		981,750
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	8.625%	02/15/19	1,105		1,309,425
DISH DBS Corp., Gtd. Notes	Ba2	6.750%	06/01/21	825		899,250
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	4,925		5,343,625
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	6,575		6,903,750
Echostar DBS Corp., Gtd. Notes(e)	Ba2	7.750%	05/31/15	1,050		1,181,250
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18	5,175		4,722,188
ONO Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19	1,625		1,381,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,550		1,596,500
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	16,600		18,260,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	7.250%	11/15/21	2,450		2,664,375
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%	01/15/22	5,325		5,644,500
Videotron Ltee (Canada), Gtd. Notes(e)	Ba1	5.000%	07/15/22	5,925		6,191,625
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375%	12/15/15	3,450		3,510,375
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	9,200		9,913,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	5,276		5,843,170
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	2,150		2,209,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Gtd. Notes, 144A	Caa1	10.250%	07/15/19	2,900		3,059,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Gtd. Notes, 144A	Caa1	13.375%	10/15/19	5,925		6,073,125

						142,117,064

Capital Goods — 6.2%
ADS Waste Holdings, Inc., Sr. Notes, 144A	Caa1	8.250%	10/01/20	3,925		4,003,500
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,250		1,312,500
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125%	12/01/16	3,428		3,672,245
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(c)(d)	B1	8.125%	03/15/18	4,550		4,914,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%	07/15/22	6,525		6,851,250

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(e)	B2	8.250%	01/15/19	4,050	4,409,437
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625%	03/15/18	2,500	2,775,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20	3,850	4,398,625
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%	09/01/22	4,025	4,115,562
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875%	12/01/17	4,150	4,865,875
Clean Harbors, Inc., Gtd. Notes, 144A	Ba3	5.250%	08/01/20	8,825	9,089,750
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	3,000	3,225,000
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22	3,825	3,882,375
Griffon Corp., Gtd. Notes(e)	B1	7.125%	04/01/18	5,275	5,584,906
H&E Equipment Services, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/22	3,875	4,030,000
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	4,288	4,631,040
Interline Brands, Inc., Gtd. Notes(a)	B2	7.500%	11/15/18	6,520	7,057,900
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	B3	8.500%	05/01/18	8,800	9,702,000
Rexel SA (France), Gtd. Notes, 144A	Ba2	6.125%	12/15/19	3,600	3,708,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	8.250%	02/01/21	4,600	5,048,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	10.250%	11/15/19	2,425	2,764,500
SPX Corp., Gtd. Notes(e)	Ba2	6.875%	09/01/17	4,925	5,503,688
SPX Corp., Gtd. Notes(e)	Ba2	7.625%	12/15/14	10,280	11,308,000
Terex Corp., Gtd. Notes(e)	B2	6.500%	04/01/20	2,175	2,262,000
Terex Corp., Sr. Sub. Notes(e)	Caa1	8.000%	11/15/17	11,605	12,011,175
Trimas Corp., Sec’d. Notes	B1	9.750%	12/15/17	4,265	4,926,075
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	1,000	1,070,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	2,725	3,072,438
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	5,950	6,619,375
UR Financing Escrow Corp., Gtd. Notes, 144A	B3	7.375%	05/15/20	2,625	2,821,875
UR Financing Escrow Corp., Gtd. Notes, 144A	B3	7.625%	04/15/22	7,050	7,719,750
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	12,975	13,883,250

					171,239,591

Chemicals — 3.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba2	4.750%	08/15/22	2,775	2,837,437
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18	3,925	4,773,781
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(e)	Caa1	9.000%	11/15/20	14,850	13,253,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(e)	B3	8.875%	02/01/18	400	411,000
Huntsman International LLC, Gtd. Notes(e)	B1	5.500%	06/30/16	2,175	2,185,875
Huntsman International LLC, Gtd. Notes	B2	8.625%	03/15/20	1,650	1,864,500
Huntsman International LLC, Gtd. Notes(e)	B2	8.625%	03/15/21	2,650	3,034,250
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	4,550	4,982,250
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,569,813
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(e)	Ba2	5.000%	04/15/19	16,525	17,557,813
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(e)	Ba2	5.750%	04/15/24	1,000	1,137,500
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(e)	Ba2	6.000%	11/15/21	1,225	1,396,500
Nexeo Solutions LLC/ Nexeo Solutions Finance Corp., Gtd. Notes (original cost $4,284,000; purchased 03/09/11-12/01/11)(c)(d)	B3	8.375%	03/01/18	4,310	4,266,900
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	8,756	9,675,380
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19	1,550	1,759,250
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	3,000	3,000,000
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	5,720	6,420,700
Rockwood Specialties Group, Inc., Gtd. Notes(e)	Ba2	4.625%	10/15/20	2,500	2,537,500
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	9,150	9,882,000
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250%	10/01/17	5,150	5,562,000
Tronox Finance LLC, Gtd. Notes, 144A(e)	B1	6.375%	08/15/20	5,325	5,378,250

					107,486,324

Consumer — 1.8%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	4,800	5,040,000
Libbey Glass, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.875%	05/15/20	1,825	1,961,875
Live Nation Entertainment, Inc., Gtd. Notes, 144A(e)	B3	7.000%	09/01/20	2,400	2,496,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	4,061	4,588,930
Realogy Corp., Gtd. Notes	CC(b)	13.375%	04/15/18	900	794,250
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,600	2,788,500
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	4,358	4,761,115
Service Corp. International, Sr. Unsec’d. Notes(a)	Ba3	7.000%	06/15/17	4,143	4,764,450
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,655	4,038,775
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(e)	B1	9.500%	06/15/18	1,500	1,691,250
Stewart Enterprises, Inc., Gtd. Notes(e)	B1	6.500%	04/15/19	6,190	6,654,250
Visant Corp., Gtd. Notes(e)	Caa1	10.000%	10/01/17	8,444	8,359,560
Wolverine World Wide, Inc., Gtd. Notes, 144A	B2	6.125%	10/15/20	1,625	1,673,750

					49,612,705

Electric — 4.5%
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	7.375%	07/01/21	4,075	4,645,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	9,265	10,469,450
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	10/15/17	4,100	4,735,500
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	06/01/20	1,800	2,092,500
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,367,757; purchased 10/31/03 - 03/03/09)(c)(d)	B2	8.540%	11/30/19	1,391	1,484,465
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	4,000	4,300,000
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.250%	10/15/17	4,900	5,230,750
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	16,875	18,225,000
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.875%	01/15/23	1,600	1,768,000
Covanta Holding Corp., Sr. Unsec’d. Notes(e)	Ba3	6.375%	10/01/22	2,450	2,663,584
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,387,558
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	425	454,750
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., Sec’d. Notes, 144A	Caa3	11.750%	03/01/22	8,525	9,057,812
Mirant Americas Generation, Inc., Sr. Unsec’d. Notes(e)	B3	8.500%	10/01/21	1,000	1,087,500
Mirant Corp., Sr. Notes, 144A(c)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	8,910	9,756,353
NRG Energy, Inc., Gtd. Notes, 144A	B1	6.625%	03/15/23	8,000	8,180,000
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	01/15/18	11,645	12,605,713
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	05/15/19	4,450	4,717,000
NRG Energy, Inc., Gtd. Notes(e)	B1	7.875%	05/15/21	4,240	4,611,000
NRG Energy, Inc., Gtd. Notes(e)	B1	8.250%	09/01/20	7,175	7,820,750
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	618,800
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	B1	9.237%	07/02/17	2,848	3,019,071
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	B1	9.681%	07/02/26	4,860	5,248,800

					126,181,681

Energy — Other — 5.1%
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%	10/15/22	2,950	3,020,062
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,236,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,644,000
CITIC Resources Finance 2007 Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	26,125
Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375%	08/15/21	2,565	2,783,025
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	2,968	3,346,420
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,353,750
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%	05/01/19	1,800	1,926,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Unsec’d. Notes, 144A(e)	B2	9.375%	05/01/20	1,075	1,171,750
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875%	10/01/17	11,000	12,045,000
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250%	04/01/19	2,250	2,334,375
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	B1	7.125%	04/01/17	1,975	2,054,000
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%	04/01/20	3,725	3,790,187
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(e)	B2	6.250%	11/01/19	1,775	1,766,125
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%	05/15/19	3,675	3,675,000
McMoRan Exploration Co., Gtd. Notes(e)	Caa1	11.875%	11/15/14	3,700	3,894,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%	03/15/21	5,275	5,644,250
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	342,875
Newfield Exploration Co., Sr. Unsec’d. Notes(e)	Ba1	5.625%	07/01/24	2,400	2,664,000
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500%	08/01/15	6,175	6,823,375
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	3,100	3,340,250
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	800	908,866
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,775	3,932,501
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(c)(g)	NR	6.750%	05/01/14	2,935	410,900
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	700	871,604
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.125%	06/15/19	5,517	5,558,378
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.625%	05/01/21	1,000	1,015,000
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	4,225	4,288,375
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	2,900	3,088,500
Plains Exploration & Production Co., Gtd. Notes(e)	B1	8.625%	10/15/19	1,250	1,393,750
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	2,300	2,472,500
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%	12/15/21	2,075	2,215,063
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.625%	11/15/20	2,500	2,662,500
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23	7,475	7,643,188
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	4,175	4,488,125

Range Resources Corp., Gtd. Notes(e)	Ba3	6.750%	08/01/20	700	770,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	4,750	4,940,000
Range Resources Corp., Gtd. Notes(e)	Ba3	8.000%	05/15/19	1,623	1,801,530
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B3	9.750%	02/15/20	3,450	3,553,500
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	3,325	3,591,000
WPX Energy, Inc., Sr. Unsec’d. Notes(e)	Ba1	6.000%	01/15/22	12,950	13,921,250

					141,407,349

Foods — 4.1%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	8,858	9,068,466
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	16,046	16,447,310
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	540	564,975
Constellation Brands, Inc., Gtd. Notes(e)	Ba1	4.625%	03/01/23	1,925	1,963,500
Constellation Brands, Inc., Gtd. Notes(e)	Ba1	6.000%	05/01/22	2,800	3,185,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	4,575	5,209,781
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,768,500
Del Monte Corp., Gtd. Notes(e)	B3	7.625%	02/15/19	3,450	3,549,187
DineEquity, Inc., Gtd. Notes(e)	B3	9.500%	10/30/18	1,500	1,691,250
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	4,725	5,055,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	9,745	10,500,237
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $5,219,419; purchased 09/07/11)(c)(d)	B1	11.625%	05/01/14	4,655	5,225,238
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,122,896; purchased 05/20/11 - 06/15/11)(c)(d)	B1	7.250%	06/01/21	4,210	3,957,400
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,394,820; purchased 01/25/12 - 03/13/12)(c)(d)(e)	B1	8.250%	02/01/20	3,425	3,416,438
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375%	05/01/20	6,975	7,358,625
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	11,175	12,460,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes(e)	B1	6.625%	08/15/22	9,000	9,337,500
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18	1,025	1,104,438
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	1,750	1,787,188
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	Caa1	7.500%	11/15/14	6,179	5,931,840
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20	4,500	4,758,750

					115,341,498

Gaming — 6.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	Caa1	9.000%	05/15/18	4,300	4,461,250
Boyd Gaming Corp., Gtd. Notes, 144A(e)	B3	9.000%	07/01/20	8,025	8,185,500
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.125%	12/01/18	9,350	9,817,500
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750%	04/15/18	12,101	8,954,740
CCM Merger, Inc., Gtd. Notes, 144A (original cost $10,956,375; purchased 03/14/12 - 09/04/12)(c)(d)(e)	Caa2	9.125%	05/01/19	10,900	11,036,250
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(b)	10.000%	12/15/18	3,213	2,052,304
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(e)	B2	11.250%	06/01/17	8,695	9,347,125
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B3	7.750%	03/15/19	11,005	11,830,375
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(e)	Caa1	8.875%	06/15/20	4,325	4,562,875
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	5,005	5,048,794
MGM Resorts International, Gtd. Notes(e)	B3	5.875%	02/27/14	1,000	1,040,000
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	3,400	3,472,250
MGM Resorts International, Gtd. Notes, 144A(e)	B3	6.750%	10/01/20	3,900	3,900,000
MGM Resorts International, Gtd. Notes(e)	B3	7.625%	01/15/17	6,325	6,704,500
MGM Resorts International, Gtd. Notes, 144A(e)	B3	8.625%	02/01/19	4,000	4,360,000
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16	1,750	2,003,750
MGM Resorts International, Sr. Sec’d. Notes	Ba2	9.000%	03/15/20	1,915	2,137,619
MGM Resorts International, Sr. Sec’d. Notes	Ba2	10.375%	05/15/14	3,415	3,841,875
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba2	11.125%	11/15/17	5,870	6,493,687
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	12,560	14,161,400
MTR Gaming Group, Inc., Sec’d. Notes	Caa1	11.500%	08/01/19	12,593	13,254,002
Peninsula Gaming LLC, Gtd. Notes(e)	Caa1	10.750%	08/15/17	630	711,900
Peninsula Gaming LLC, Sec’d. Notes	Ba3	8.375%	08/15/15	2,950	3,082,750
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	7.750%	04/01/22	1,325	1,444,250
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	4,300	4,697,750
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17	1,225	1,344,437
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.625%	03/15/18	2,200	220
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625%	04/15/16	9,250	9,920,625
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,791,787; purchased 07/13/09 - 05/21/12)(c)(d)(e)	B1	11.375%	07/15/16	7,224	7,801,920

					165,670,013

Healthcare & Pharmaceutical — 9.9%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	6,550	7,679,875
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	10,050	8,492,250
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	7,905	8,122,387
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	6,190	5,292,450
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	3,100	3,022,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	11.250%	11/01/14	275	281,875
Biomet, Inc., Gtd. Notes, 144A(e)	B3	6.500%	08/01/20	11,350	11,761,437
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	1,324	1,396,820
Capella Healthcare, Inc., Gtd. Notes (original cost $15,294,776; purchased 06/28/10 - 09/11/12)(c)(d)	B3	9.250%	07/01/17	14,930	15,919,112
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	7.125%	07/15/20	8,275	8,828,391
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	19,005	20,857,987
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $14,777,153; purchased 12/17/10 - 09/21/12)(c)(d)	Caa1	10.500%	12/15/18	14,483	15,714,055
DaVita, Inc., Gtd. Notes	B2	5.750%	08/15/22	3,150	3,276,000
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A(e)	Ba2	5.625%	07/31/19	1,450	1,544,250
HCA, Inc., Gtd. Notes(e)	B3	7.500%	02/15/22	3,850	4,360,125
HCA, Inc., Gtd. Notes(e)	B3	8.000%	10/01/18	15,550	17,960,250
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	5.875%	03/15/22	2,150	2,330,063
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	7.875%	02/15/20	2,050	2,303,688
HCA, Inc., Sr. Unsec’d. Notes(e)	B3	5.750%	03/15/14	3,155	3,312,750
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	13,725	14,788,687
HCA, Inc., Sr. Unsec’d. Notes(e)	B3	6.500%	02/15/16	3,310	3,641,000
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	2,116	2,317,020
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	10,765	12,056,800
Healthsouth Corp., Gtd. Notes(e)	B1	7.250%	10/01/18	6,930	7,501,725
Healthsouth Corp., Gtd. Notes(e)	B1	7.750%	09/15/22	2,200	2,403,500
Hologic, Inc., Gtd. Notes, 144A(e)	B2	6.250%	08/01/20	3,725	3,948,500
Kindred Healthcare, Inc., Gtd. Notes(e)	B3	8.250%	06/01/19	4,455	4,332,488
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500%	11/01/19	3,825	3,595,500
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	4,800	5,232,000
Mylan, Inc., Gtd. Notes, 144A(e)	Ba2	7.625%	07/15/17	6,120	6,777,900
Mylan, Inc., Gtd. Notes, 144A	Ba2	7.875%	07/15/20	1,600	1,796,000
PSS World Medical, Inc., Gtd. Notes	Ba3	6.375%	03/01/22	1,400	1,489,250
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	2,400	2,424,000
Res-Care, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19	4,950	5,494,500
Sky Growth Acquisition Corp., Gtd. Notes, 144A	Caa1	7.375%	10/15/20	4,825	4,849,125
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	1,225	1,304,625
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07 - 01/18/11)(c)(d)	Caa1	10.000%	07/15/17	8,200	8,446,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(e)	B1	6.250%	11/01/18	6,850	7,552,125
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17	1,900	2,023,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	6.875%	12/01/18	12,950	13,629,875
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	7.000%	10/01/20	5,000	5,262,500
VPI Escrow Corp., Sr. Notes, 144A	B1	6.375%	10/15/20	6,125	6,247,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes(e)	B3	7.750%	09/15/18	6,025	6,431,688

					276,002,073

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes(e)	B2	6.750%	06/01/19	2,550	2,734,875
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	3,664	4,204,440
Host Hotels & Resorts LP, Gtd. Notes(e)	Ba1	4.750%	03/01/23	2,600	2,694,250
Host Hotels & Resorts LP, Gtd. Notes(e)	Ba1	6.000%	11/01/20	850	939,250
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, 144A(e)	Ba1	5.250%	03/15/22	5,025	5,427,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	6.875%	12/01/13	950	999,875
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18	3,700	4,153,250
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	11.875%	07/15/15	1,350	1,660,500

					22,813,440

Media & Entertainment — 6.3%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	15,150	17,062,687
AMC Networks, Inc., Gtd. Notes	B2	7.750%	07/15/21	7,600	8,588,000
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750%	06/01/27	4,000	4,040,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	4,000	4,300,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	4,125	4,687,031
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(a)(e)	Caa3	10.500%	01/15/15	1,445	1,204,769
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	3,575	2,502,500
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	5.500%	12/15/16	1,050	593,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	6.875%	06/15/18	625	359,375

Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	B1	9.250%	12/15/17	2,900	3,110,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. A(e)	B3	7.625%	03/15/20	4,000	3,840,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B1	9.250%	12/15/17	8,050	8,673,875
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	4,525	4,932,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	2,550	2,696,625
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK(e)	Caa3	11.500%	02/04/17	11,850	12,561,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	10/15/20	5,700	6,127,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.500%	04/01/21	1,875	2,029,687
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	9,075	10,164,000
LIN Television Corp., Gtd. Notes	Caa1	8.375%	04/15/18	2,875	3,047,500
McClatchy Co. (The), Sr. Sec’d. Notes(e)	B1	11.500%	02/15/17	4,800	5,160,000
National CineMedia LLC, Sr. Sec’d. Notes, 144A	Ba2	6.000%	04/15/22	4,350	4,589,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	3,425	3,861,688
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	6,553	7,388,507
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	2,000	2,220,000
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	3,261	3,627,863
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	5,200	5,759,000
Sinclair Television Group, Inc., Sr. Notes, 144A	B2	6.125%	10/01/22	3,900	3,904,875
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	11,375	12,853,750
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(e)	B3	6.000%	05/15/17	2,925	3,042,000
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes(c)	Baa2	8.875%	11/15/15	126	132,711
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.750%	09/15/22	1,375	1,375,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.875%	05/15/19	2,540	2,616,200
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	2,000	2,175,000
WMG Acquisition Corp., Gtd. Notes(e)	B3	11.500%	10/01/18	4,450	5,006,250
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	1,850	2,014,188
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	7,175	7,829,719

					174,076,300

Metals — 3.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	9.250%	02/15/15	4,350	4,785,000
Arch Coal, Inc., Gtd. Notes(e)	B3	7.250%	06/15/21	850	709,750
CONSOL Energy, Inc., Gtd. Notes(e)	B1	8.000%	04/01/17	5,075	5,303,375
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	6.375%	02/01/16	2,200	2,139,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	6.875%	02/01/18	2,275	2,115,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	7.000%	11/01/15	7,400	7,363,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	8.250%	11/01/19	7,375	7,153,750
Iamgold Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20	2,750	2,695,000
Inmet Mining Corp. (Canada), Gtd. Notes, 144A(e)	B1	8.750%	06/01/20	13,450	13,920,750
JMC Steel Group, Sr. Notes, 144A (original cost $6,300,000; purchased 03/04/11)(c)(d)(e)	B3	8.250%	03/15/18	6,300	6,426,000
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20	3,600	3,888,000
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%	12/01/15	7,440	7,663,200
Novelis, Inc. (Canada), Gtd. Notes(e)	B2	8.750%	12/15/20	7,487	8,291,852
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A(e)	B2	12.500%	12/15/16	4,885	5,153,675
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	6,500	6,500,000
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $2,350,000; purchased 11/23/10)(c)(d)	B1	8.000%	12/01/18	2,350	2,397,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes(e)	Caa2	10.750%	02/01/18	4,350	4,219,500

					90,725,102

Non-Captive Finance — 4.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,800	3,572,000
Ally Financial, Inc., Gtd. Notes	B1	4.625%	06/26/15	6,725	6,896,467
Ally Financial, Inc., Gtd. Notes	B1	5.500%	02/15/17	3,150	3,292,641
Ally Financial, Inc., Gtd. Notes	B1	7.500%	12/31/13	2,100	2,215,500
Ally Financial, Inc., Gtd. Notes	B1	8.000%	03/15/20	3,200	3,744,000
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	450	498,375
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(e)	NR	5.375%	10/01/12	8,225	8,224,409
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN(e)	Caa1	5.400%	12/01/15	14,665	13,170,930
CIT Group, Inc., Sr. Unsec’d. Notes(e)	B1	4.250%	08/15/17	5,150	5,344,763
CIT Group, Inc., Sr. Unsec’d. Notes(e)	B1	5.000%	05/15/17	3,300	3,522,750
CIT Group, Inc., Sr. Unsec’d. Notes	B1	5.000%	08/15/22	16,475	17,140,672
CIT Group, Inc., Sr. Unsec’d. Notes(e)	B1	5.250%	03/15/18	11,100	11,904,750
CIT Group, Inc., Sr. Unsec’d. Notes(e)	B1	5.375%	05/15/20	750	811,875
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(e)	B1	5.500%	02/15/19	2,600	2,814,500
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20	3,225	3,313,688
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	2,890	2,817,750
GMAC, Inc., Gtd. Notes, Ser. 8(e)	B1	6.750%	12/01/14	5,400	5,778,000
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)(e)	Baa2	5.911%	11/30/35	100	98,375
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	3,125	3,359,375

International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%	09/01/16	175	196,656
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(e)	Ba2	7.125%	09/01/18	525	611,625
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Ba3	5.650%	06/01/14	5,000	5,238,000
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	5.875%	08/15/22	2,500	2,582,625
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	2,120	2,279,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	4,125	4,207,500
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	8.625%	09/15/15	810	922,388
International Lease Finance Corp., Sr. Unsec’d. Notes(a)(e)	Ba3	8.750%	03/15/17	2,000	2,340,000
Jet Equipment Trust, Ser. 94-A, 144A(c)(g)	NR	10.000%	06/15/12	85	63,597
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(c)(g)	NR	7.630%	08/15/12	11	8
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20	1,000	1,132,755
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Caa1	5.850%	06/01/13	1,287	1,280,565
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	17,625	14,981,250

					134,356,789

Packaging — 2.4%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 09/30/10 -10/01/10)(c)(d)(e)	B3	9.125%	10/15/20	5,450	5,777,000
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $3,814,150; purchased 06/11/12 - 06/13/12)(c)(d)(e)	Ba3	7.375%	10/15/17	3,620	3,882,450
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.264%	09/15/14	2,025	2,009,812
Berry Plastics Corp., Sec’d. Notes(e)	Caa1	9.750%	01/15/21	4,875	5,557,500
BWAY Holding Co., Gtd. Notes	B3	10.000%	06/15/18	1,000	1,125,000
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	5,253	5,541,819
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,491,850
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,201,500; purchased 03/31/10 - 05/21/10)(c)(d)	B3	8.500%	12/15/15	3,175	3,262,313
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $2,089,926; purchased 07/23/09 - 03/22/12)(c)(d)	B3	10.625%	08/15/19	2,125	2,433,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Gtd. Notes(e)	Caa2	8.250%	02/15/21	4,450	4,416,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Gtd. Notes	Caa2	9.875%	08/15/19	9,675	10,291,781
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Sr. Sec’d. Notes(e)	B1	6.875%	02/15/21	1,575	1,661,625
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Sr. Sec’d. Notes	B1	7.875%	08/15/19	1,500	1,620,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	B1	5.750%	10/15/20	10,450	10,450,000
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	8.375%	09/15/21	2,300	2,576,000

					66,096,900

Paper — 0.7%
Domtar Corp., Gtd. Notes	Baa3	10.750%	06/01/17	1,125	1,464,292
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,375	1,522,813
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	6,201	6,790,095
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,736,155; purchased 05/17/11 - 09/22/11)(c)(d)(e)	B2	8.000%	06/01/16	2,760	2,877,300
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(e)	Ba2	8.375%	06/15/19	2,275	2,434,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	3,000	2,962,500
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes(e)	B3	8.750%	02/01/19	1,850	888,000

					18,939,250

Pipelines & Other — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(e)	Ba2	7.000%	05/20/22	1,900	2,047,250
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.500%	05/20/21	1,240	1,302,000
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500%	10/15/20	4,300	4,880,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B3	8.625%	06/15/20	3,659	3,540,082
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(e)	Ba3	6.500%	08/15/21	3,010	3,228,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(e)	Ba3	6.375%	08/01/22	2,025	2,146,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	6,250	6,781,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	4,350	4,763,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	8.250%	07/01/16	4,625	4,821,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Notes, 144A	B1	5.875%	10/01/20	1,575	1,614,375

					35,124,995

Real Estate Investment Trusts — 1.0%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	16,150	17,119,000
Omega Healthcare Investors, Inc., Gtd. Notes(e)	Ba2	6.750%	10/15/22	475	524,875
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	915,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	2,105,455
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	7,250	8,158,954

					28,824,034

Retailers — 1.9%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	Caa1	9.250%	08/01/19	4,000	4,395,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	2,900	3,008,750
Limited Brands, Inc., Gtd. Notes(e)	Ba1	5.625%	02/15/22	2,885	3,108,587
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375%	08/01/20	12,000	12,300,000
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750%	10/01/22	5,375	5,509,375
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,703,780
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,525	1,695,416
Rite Aid Corp., Sec’d. Notes	Caa1	7.500%	03/01/17	1,465	1,505,287
Rite Aid Corp., Sec’d. Notes	Caa1	10.375%	07/15/16	355	375,413
Rite Aid Corp., Sr. Sec’d. Notes	B2	9.750%	06/12/16	2,000	2,190,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	5,496	5,915,070
Toys “R” Us, Inc., Sr. Unsec’d. Notes, 144A	B3	10.375%	08/15/17	4,800	4,908,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(e)	Ba1	8.500%	12/01/17	3,381	3,643,028

					52,257,706

Technology — 10.0%
Anixter, Inc., Gtd. Notes	Ba3	5.950%	03/01/15	2,500	2,653,125
Avaya, Inc., Gtd. Notes(e)	Caa2	9.750%	11/01/15	8,050	7,144,375
Avaya, Inc., Gtd. Notes, PIK(e)	Caa2	10.125%	11/01/15	13,095	11,687,287
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	B3	8.500%	04/01/19	16,400	17,835,000
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	Caa1	12.535%	10/12/17	16,798	17,931,865
Ceridian Corp., Gtd. Notes(e)	Caa2	11.250%	11/15/15	20,050	19,749,250
Ceridian Corp., Gtd. Notes, PIK	Caa2	12.250%	11/15/15	3,000	2,985,000
Commscope, Inc., Gtd. Notes, 144A (original cost $14,401,525; purchased 01/11/11 - 10/21/11)(c)(d)(e)	B3	8.250%	01/15/19	14,485	15,643,800
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21	2,825	3,058,062
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	3,950	4,354,875
First Data Corp., Gtd. Notes, PIK(e)	Caa1	10.550%	09/24/15	4,000	4,095,000
First Data Corp., Gtd. Notes(e)	Caa1	12.625%	01/15/21	6,607	6,846,504
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20	10,175	10,111,406
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa1	8.050%	02/01/20	11,710	11,534,350
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	5,875	6,389,062
Interactive Data Corp., Gtd. Notes	Caa1	10.250%	08/01/18	8,125	9,100,000
Iron Mountain, Inc., Gtd. Notes(e)	B1	7.750%	10/01/19	2,375	2,671,875
Iron Mountain, Inc., Sr. Sub. Notes(e)	B1	5.750%	08/15/24	1,025	1,027,562
Legend Acquisition Sub, Inc., Sr. Notes, 144A(e)	Caa1	10.750%	08/15/20	7,100	6,958,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	4,650	4,650,000
Lender Processing Services, Inc., Gtd. Notes(e)	Ba2	8.125%	07/01/16	1,936	2,023,120
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(g)	NR	10.125%	07/15/13	3,050	3,377,875
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(e)	B3	9.750%	08/01/18	9,725	11,183,750
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(b)	10.000%	07/15/13	5,000	5,337,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.000%	11/01/21	4,002	4,282,140
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	3,500	3,867,500
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	2,000	2,215,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,505	2,749,238
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(e)	B2	6.500%	05/15/19	8,131	8,679,843
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A(e)	Caa1	9.750%	01/15/19	11,540	12,405,500
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,400	1,463,000
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250%	08/15/15	15,450	15,836,250
Syniverse Holdings, Inc., Gtd. Notes (original cost $4,931,038; purchased 12/22/10 - 01/07/11)(c)(d)	Caa1	9.125%	01/15/19	4,830	5,192,250
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	06/15/18	11,050	12,044,500
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(e)	B3	11.375%	06/15/18	16,975	19,988,063

					277,071,927

Telecommunications — 4.8%
Brightstar Corp., Gtd. Notes, 144A (original cost $6,940,850; purchased 11/23/10 - 06/13/12)(c)(d)	B1	9.500%	12/01/16	6,845	7,349,819
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15	8,670	8,583,300

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15	5,475	5,392,875
Cricket Communications, Inc., Sr. Sec’d. Notes(e)	Ba2	7.750%	05/15/16	1,000	1,055,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(e)	Caa1	8.250%	09/30/20	6,400	6,720,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	2,500	2,718,750
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(e)	B3	11.625%	01/31/20	6,315	7,072,800
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.125%	01/15/23	2,425	2,522,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	8	8,780
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	675	766,125
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.750%	04/15/22	4,400	4,994,000
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	9.250%	07/01/21	1,850	2,141,375
Level 3 Financing, Inc., Gtd. Notes, 144A(e)	B3	7.000%	06/01/20	3,625	3,661,250
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	1,275	1,354,687
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20	2,250	2,430,000
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19	500	555,000
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	6.625%	11/15/20	350	366,625
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875%	09/01/18	4,350	4,698,000
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	4,858	3,862,110
Northwestern Bell Telephone, Sr. Unsec’d. Notes(e)	Baa3	7.750%	05/01/30	750	802,372
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%	04/01/18	1,450	1,538,885
SBA Telecommunications, Inc., Gtd. Notes(e)	B1	8.250%	08/15/19	1,067	1,192,372
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	9,850	9,062,000
Sprint Capital Corp., Gtd. Notes(e)	B3	6.900%	05/01/19	6,925	7,184,688
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	7.000%	03/01/20	4,225	4,732,000
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	9.000%	11/15/18	1,575	1,890,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	6.000%	12/01/16	1,645	1,694,350
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	7.000%	08/15/20	2,075	2,158,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17	3,400	3,850,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	12,510	11,790,675
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	4,400	4,180,000
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17	8,460	6,683,630
Windstream Corp., Gtd. Notes(e)	Ba3	7.000%	03/15/19	850	867,000
Windstream Corp., Gtd. Notes(e)	Ba3	7.500%	06/01/22	925	980,500
Windstream Corp., Gtd. Notes(e)	Ba3	7.500%	04/01/23	5,275	5,512,375
Windstream Corp., Gtd. Notes(e)	Ba3	7.750%	10/15/20	2,525	2,708,063

					133,079,906

TOTAL CORPORATE BONDS (cost $2,412,549,320)					2,518,649,642

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust*(c)				500,000	500

Electric
GenOn Energy, Inc.*				6,350	16,065

Media & Entertainment
Dex One Corp.*(e)				182,429	228,036
Virgin Media, Inc.(e)				8,521	250,858

					478,894

Pipelines & Other
SemGroup Corp. (Class A Stock)*				3,493	128,717

Technology — 0.1%
Xerox Corp.				137,561	1,009,698

Telecommunications
Netia SA (Poland)*				238,168	457,208

TOTAL COMMON STOCKS (cost $27,553,962)					2,091,082

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)*(c)(d)				3,000	90,000

Cable
Adelphia Communications Corp., PIK, 13.000%*(c)		5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)			90,005

	Expiration Date	Units
WARRANTS(h)
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)*(c)(d)	3/19/17	5,557	55

Pipelines & Other
SemGroup Corp.*	11/30/14	3,676	44,296

Telecommunications
Hawaiian Telcom Holdco, Inc.*	10/28/15	19,187	110,325

TOTAL WARRANTS (cost $320,316)			154,676

TOTAL LONG-TERM INVESTMENTS (cost $2,523,665,233)			2,606,301,339

		Shares
SHORT-TERM INVESTMENTS — 28.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(i)		519,041	4,749,223
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $783,057,248; includes $624,527,152 of cash collateral received for securities on loan)(i)(j)		783,057,248	783,057,248

TOTAL SHORT-TERM INVESTMENTS (cost $787,987,166)			787,806,471

TOTAL INVESTMENTS — 122.3% (cost $3,311,652,399)			3,394,107,810
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (22.3)%			(619,352,752)

NET ASSETS — 100.0%			$2,774,755,058

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
ULC	Unlimited Liability Corporation

§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $138,959,363. The aggregate value of $146,021,352 is approximately 5.3% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $608,816,327; cash collateral of $624,527,152 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Amount is actual; not rounded to thousands.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	$3,150	2.741%	$146,104	$—	$146,104	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(1):
CDX.NA.HY.18.V1	06/20/17	5.000%	$4,950	$34,297	$(140,469)	$174,766	Barclay Bank PLC
CDX.NA.HY.18.V1	06/20/17	5.000%	13,860	107,819	(1,099,175)	1,206,994	JP Morgan Chase Bank
CDX.NA.HY.18.V1	06/20/17	5.000%	12,870	100,118	(1,020,662)	1,120,780	Morgan Stanley Capital Services
CDX.NA.HY.18.V1	06/20/17	5.000%	19,800	154,027	(1,359,875)	1,513,902	Goldman Sachs International

				$396,261	$(3,620,181)	$4,016,442

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,501,277	$—
Residential Mortgage-Backed Securities	—	927,337	—
Bank Loans	—	60,712,867	8,638,813
Collateralized Mortgage Obligations	—	2,535,640	—
Corporate Bonds	—	2,518,583,627	66,015
Common Stocks	2,090,582	—	500
Preferred Stocks	—	—	90,005
Warrants	110,325	44,296	55
Affiliated Mutual Funds	787,806,471	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	4,162,546	—

Total	$790,007,378	$2,599,467,590	$8,795,388

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 5.2%
Precision Castparts Corp.	39,252	$6,411,422
TransDigm Group, Inc.*	35,995	5,106,610

		11,518,032

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	44,934	5,140,450

Chemicals — 4.5%
Monsanto Co.	44,646	4,063,679
Mosaic Co. (The)	100,760	5,804,783

		9,868,462

Communications Equipment — 1.8%
JDS Uniphase Corp.*	325,103	4,026,401

Computers & Peripherals — 8.2%
Apple, Inc.	19,382	12,932,833
EMC Corp.*	187,366	5,109,471

		18,042,304

Electronic Equipment & Instruments — 2.3%
Flextronics International Ltd.*	835,443	5,012,658

Energy Equipment & Services — 2.8%
National Oilwell Varco, Inc.	77,723	6,226,390

Food Products — 7.4%
Bunge Ltd.	90,691	6,080,832
Kraft Foods, Inc. (Class A Stock)	135,984	5,622,938
Tyson Foods, Inc. (Class A Stock)	291,488	4,669,638

		16,373,408

Healthcare Providers & Services — 2.5%
UnitedHealth Group, Inc.	100,471	5,567,098

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	88,070	3,209,271
International Game Technology	425,334	5,567,622

		8,776,893

Insurance — 2.4%
MetLife, Inc.	155,337	5,352,913

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.*	25,673	6,529,157

Internet Software & Services — 4.6%
Google, Inc. (Class A Stock)*	5,717	4,313,476
LinkedIn Corp. (Class A Stock)*(a)	49,350	5,941,740

		10,255,216

IT Services — 3.0%
Mastercard, Inc. (Class A Stock)	14,577	6,581,224

Media — 5.7%
Comcast Corp. (Class A Stock)	173,735	6,214,501
Liberty Global, Inc., Ser. C*	111,436	6,287,219

		12,501,720

Metals & Mining — 5.1%
Freeport-McMoRan Copper & Gold, Inc.	149,901	5,933,081
Kinross Gold Corp.	515,590	5,264,174

		11,197,255

Oil, Gas & Consumable Fuels — 7.0%
Anadarko Petroleum Corp.	75,229	5,260,012
Cobalt International Energy, Inc.*	186,338	4,149,747
Suncor Energy, Inc.	183,322	6,022,128

		15,431,887

Personal Products — 2.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	94,531	5,820,274

Pharmaceuticals — 9.0%
Allergan, Inc.	58,359	5,344,517
Mylan, Inc.*	218,855	5,340,062
Novo Nordisk A/S (Denmark), ADR	34,330	5,417,617
Shire PLC (Ireland), ADR	43,305	3,841,154

		19,943,350

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp. (Class A Stock)	94,872	3,280,674

Software — 2.8%
Salesforce.com, Inc.*	40,103	6,123,327

Specialty Retail — 2.0%
Inditex SA (Spain), ADR	178,782	4,462,399

Textiles, Apparel & Luxury Goods — 5.0%
Lululemon Athletica, Inc.*(a)	74,759	5,527,680
Ralph Lauren Corp.	35,790	5,412,522

		10,940,202

Wireless Telecommunication Services — 3.8%
MetroPCS Communications, Inc.*	473,533	5,545,071
NII Holdings, Inc.*	361,496	2,837,744

		8,382,815

TOTAL LONG-TERM INVESTMENTS (cost $162,966,779)		217,354,509

SHORT-TERM INVESTMENT — 5.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,647,218; includes $10,088,129 of cash collateral received for securities on loan)(b)(c)	12,647,218	12,647,218

TOTAL INVESTMENTS — 104.2% (cost $175,613,997)		230,001,727
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(9,341,222)

NET ASSETS — 100.0%		$ 220,660,505

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,887,539; cash collateral of $10,088,129 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$217,354,509	$—	$—
Affiliated Money Market Mutual Fund	12,647,218	—	—

Total	$230,001,727	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 5.0%
Boeing Co. (The)	287,067	$19,985,605
Precision Castparts Corp.	168,577	27,535,367
United Technologies Corp.	220,341	17,250,497

		64,771,469

Auto Components — 0.7%
BorgWarner, Inc.*(a)	139,448	9,637,251

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	174,369	19,947,814
Biogen Idec, Inc.*	93,818	14,000,460
Gilead Sciences, Inc.*	99,659	6,610,381
Vertex Pharmaceuticals, Inc.*	300,303	16,801,953

		57,360,608

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	251,092	28,544,139

Chemicals — 1.7%
Monsanto Co.	246,054	22,395,835

Communications Equipment — 1.3%
QUALCOMM, Inc.	269,927	16,867,738

Computers & Peripherals — 10.4%
Apple, Inc.	147,097	98,151,944
EMC Corp.*	1,065,900	29,067,093
NetApp, Inc.*	178,214	5,859,677

		133,078,714

Consumer Finance — 0.7%
American Express Co.	158,755	9,026,809

Electrical Equipment — 0.5%
Roper Industries, Inc.	64,225	7,057,685

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.	243,185	19,481,550

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	231,274	23,156,309
Whole Foods Market, Inc.	234,742	22,863,871

		46,020,180

Food Products — 1.6%
Kraft Foods, Inc. (Class A Stock)	157,491	6,512,253
Mead Johnson Nutrition Co.	183,928	13,478,244

		19,990,497

Healthcare Providers & Services — 3.0%
Express Scripts Holding Co.*	365,974	22,935,590
UnitedHealth Group, Inc.	290,924	16,120,099

		39,055,689

Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.*	50,825	16,138,971
Dunkin’ Brands Group, Inc.(a)	408,241	11,918,596
Starbucks Corp.	224,810	11,409,107
Yum! Brands, Inc.	284,158	18,851,042

		58,317,716

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*	172,951	43,984,898
priceline.com, Inc.*	31,607	19,556,199

		63,541,097

Internet Software & Services — 8.5%
Baidu, Inc. (China), ADR*	168,857	19,725,875
Facebook, Inc. (Class A Stock)*(a)	337,820	7,313,803
Google, Inc. (Class A Stock)*	46,248	34,894,116
LinkedIn Corp. (Class A Stock)*(a)	165,813	19,963,885
Rackspace Hosting, Inc.*(a)	215,689	14,254,886
Tencent Holdings Ltd. (China)	339,393	11,490,383

Youku Tudou, Inc. (China), ADR*(a)	56,760	1,043,816

		108,686,764

IT Services — 7.3%
International Business Machines Corp.	122,160	25,342,092
Mastercard, Inc. (Class A Stock)	87,855	39,664,776
Teradata Corp.*	86,244	6,503,660
Visa, Inc. (Class A Stock)	161,494	21,685,414

		93,195,942

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	320,215	12,312,267
Illumina, Inc.*(a)	171,648	8,273,433

		20,585,700

Media — 1.6%
Walt Disney Co. (The)(a)	386,744	20,218,976

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	62,647	4,153,496

Oil, Gas & Consumable Fuels — 2.5%
Concho Resources, Inc.*	180,685	17,119,904
Occidental Petroleum Corp.	174,687	15,033,563

		32,153,467

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	332,612	20,478,921

Pharmaceuticals — 6.7%
Allergan, Inc.	203,665	18,651,641
Bristol-Myers Squibb Co.	435,541	14,699,509
NOVO Nordisk A/S (Denmark), ADR	140,800	22,219,648
Perrigo Co.	98,648	11,459,938
Shire PLC (Ireland), ADR	210,380	18,660,706

		85,691,442

Real Estate Investment Trusts — 1.7%
American Tower Corp.	312,847	22,334,147

Road & Rail — 1.4%
Union Pacific Corp.	153,349	18,202,526

Semiconductors & Semiconductor Equipment — 3.0%
Altera Corp.	183,667	6,241,923
ARM Holdings PLC (United Kingdom), ADR(a)	322,187	9,014,793
Avago Technologies Ltd.	313,976	10,946,773
Broadcom Corp. (Class A Stock)	350,628	12,124,716

		38,328,205

Software — 5.7%
Intuit, Inc.	205,702	12,111,734
Red Hat, Inc.*	324,878	18,498,553
Salesforce.com, Inc.*(a)	155,391	23,726,652
Splunk, Inc.*(a)	35,502	1,303,634
VMware, Inc. (Class A Stock)*	186,711	18,062,422

		73,702,995

Specialty Retail — 3.7%
Inditex SA (Spain)	215,987	26,820,047
TJX Cos., Inc.	458,795	20,549,428

		47,369,475

Textiles, Apparel & Luxury Goods — 6.7%
Burberry Group PLC (United Kingdom)	420,033	6,789,495
Coach, Inc.	312,908	17,529,106
Lululemon Athletica, Inc.*(a)	241,538	17,859,320
NIKE, Inc. (Class B Stock)	258,201	24,505,857
Ralph Lauren Corp.	128,515	19,435,323

		86,119,101

Wireless Telecommunication Services — 1.0%
Crown Castle International Corp.*	193,612	12,410,529

TOTAL LONG-TERM INVESTMENTS (cost $815,922,339)		1,278,778,663

SHORT-TERM INVESTMENT — 9.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $115,085,285; includes $106,517,207 of cash collateral received for securities on loan)(b)(c)	115,085,285	115,085,285

TOTAL INVESTMENTS — 108.4% (cost $931,007,624)		1,393,863,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(108,392,342)

NET ASSETS — 100.0%		$1,285,471,606

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,506,170; cash collateral of $106,517,207 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,267,288,280	$11,490,383	$—
Affiliated Money Market Mutual Fund	115,085,285	—	—

Total	$1,382,373,565	$11,490,383	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 14.4%
Bank of Nova Scotia(a)	0.518%	11/09/12	$ 5,000	$ 5,001,279
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.360%	10/23/12	8,000	8,000,000
Branch Banking and Trust Co.	0.270%	11/30/12	7,000	7,000,000
Canadian Imperial Bank of Commerce(a)	0.507%	01/30/13	6,000	6,000,000
Canadian Imperial Bank of Commerce(a)	0.735%	11/21/12	3,000	3,001,055
Credit Suisse (NY Branch)(a)	0.847%	01/30/13	6,000	6,000,000
Credit Suisse (NY Branch)(a)	0.945%	07/25/13	2,000	2,000,000
DNB Bank ASA	0.240%	01/02/13	6,000	6,000,000
Mizuho Corp. Bank Ltd.	0.250%	10/22/12	5,000	5,000,146
Mizuho Corp. Bank USA	0.240%	10/12/12	5,000	5,000,061
Rabobank Nederland (NY Branch)	0.520%	10/17/12	10,000	10,001,198
Rabobank Nederland (NY Branch)	0.525%	10/05/12	2,000	2,000,070
Rabobank Nederland (NY Branch)(a)	0.593%	05/02/13	7,000	6,999,796
Royal Bank of Canada (NY Branch)(a)	0.508%	07/11/13	8,000	8,000,000
Skandinaviska Enskilda Banken AB	0.430%	11/19/12	6,000	6,000,570
Societe Generale	0.420%	10/01/12	7,000	7,000,000
State Street Bank & Trust Co.	0.170%	10/01/12	7,000	7,000,000
State Street Bank & Trust Co.	0.200%	01/02/13	7,000	7,000,000
Sumitomo Mitsui Banking Corp.	0.310%	12/11/12	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.310%	12/12/12	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.350%	12/21/12	5,000	5,000,337
Sumitomo Mitsui Trust Bank Ltd. (NY Branch)(a)	0.491%	10/25/12	6,600	6,601,226
Toronto Dominion Bank(a)	0.448%	07/26/13	7,000	7,000,000

				136,605,738

Commercial Paper — 12.9%
ABN AMRO Funding USA LLC, 144A(b)	0.451%	01/03/13	5,000	4,994,125
ABN AMRO Funding USA LLC, 144A(b)	0.481%	01/16/13	2,000	1,997,147
BHP Billiton Finance (USA) Ltd., 144A(b)	0.200%	11/08/12	3,000	2,999,367
BHP Billiton Finance (USA) Ltd., 144A(b)	0.200%	11/14/12	3,000	2,999,267
BHP Billiton Finance (USA) Ltd., 144A(b)	0.200%	11/28/12	4,000	3,998,711
Credit Agricole North America, Inc.(b)	0.350%	11/02/12	7,000	6,997,822
DNB Bank ASA, 144A(a)	0.519%	09/20/13	8,000	8,000,000
Electricite de France, 144A(b)	0.420%	10/22/12	4,000	3,999,020
Electricite de France, 144A(b)	0.450%	10/03/12	2,000	1,999,950
Electricite de France, 144A(b)	0.551%	10/12/12	2,000	1,999,664
GDF Suez, 144A(b)	0.250%	10/02/12	8,000	7,999,944
HSBC USA, Inc.(b)	0.310%	11/14/12	7,000	6,997,348
HSBC USA, Inc.(b)	0.310%	11/20/12	3,000	2,998,708
ING US Funding LLC(b)	0.325%	12/10/12	5,000	4,996,840
International Finance Corp.(b)	0.150%	10/05/12	3,000	2,999,950
International Finance Corp.(b)	0.155%	10/18/12	2,000	1,999,854
JPMorgan Chase & Co.(a)	0.377%	03/11/13	8,000	8,000,000
Old Line Funding LLC, 144A(b)	0.180%	10/17/12	5,000	4,999,600
Skandinaviska Enskilda Banken AB, 144A(b)	0.350%	11/01/12	7,000	6,997,890
Standard Chartered Bank, 144A(b)	0.401%	10/09/12	6,000	5,999,467
Standard Chartered Bank, 144A(b)	0.401%	11/13/12	2,000	1,999,044
State Street Corp.(b)	0.200%	11/26/12	4,000	3,998,755
Swedbank AB(b)	0.305%	11/29/12	8,000	7,996,001
Toyota Motor Credit Corp.(b)	0.250%	12/11/12	5,000	4,997,535
U.S. Bank National Association	0.170%	10/02/12	9,000	9,000,000

				121,966,009

Other Corporate Obligations — 5.1%
ANZ National Int’l Ltd., 144A	2.375%	12/21/12	3,000	3,013,810
Bank of Nova Scotia Houston(a)	0.548%	01/11/13	3,000	2,999,633
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	2.750%	10/15/12	2,000	2,001,892
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.250%	10/19/12	3,000	3,007,517
Metlife Institutional Funding II, Sec’d. Notes, 144A(a)	0.711%	04/03/13	10,000	10,000,000
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	2.500%	01/11/13	1,000	1,005,907
New York Life Global Funding, Sec’d. Notes, MTN, 144A	2.250%	12/14/12	4,000	4,015,313
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.611%	04/03/13	3,500	3,500,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.638%	11/09/12	3,500	3,500,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN(a)	2.215%	05/01/13	4,000	4,039,878
Wells Fargo & Co., Sr. Unsec’d. Notes	4.375%	01/31/13	3,000	3,039,264
Wells Fargo & Co., Sr. Unsec’d. Notes	5.250%	10/23/12	8,000	8,023,612

				48,146,826

Other Instruments — Agency Bond — 0.6%
General Electric Capital Corp., FDIC Gtd. Notes, MTN	2.625%	12/28/12	5,230	5,260,406

Time Deposit — 1.4%
U.S. Bank National Association	0.150%	10/01/12	13,000	13,000,000

U.S. Government Agencies — 37.6%
Federal Farm Credit Bank(a)	0.159%	09/19/13	4,000	3,999,608
Federal Home Loan Bank(b)	0.120%	10/01/12	14,000	14,000,000
Federal Home Loan Bank(b)	0.120%	10/25/12	6,000	5,999,520
Federal Home Loan Bank(b)	0.120%	01/14/13	4,000	3,998,600
Federal Home Loan Bank(b)	0.120%	01/15/13	2,000	1,999,293
Federal Home Loan Bank(b)	0.120%	02/08/13	6,000	5,997,400
Federal Home Loan Bank(b)	0.122%	10/03/12	7,000	6,999,953
Federal Home Loan Bank(b)	0.130%	11/01/12	1,000	999,888
Federal Home Loan Bank(b)	0.140%	11/28/12	6,000	5,998,647
Federal Home Loan Bank(b)	0.150%	10/30/12	8,000	7,999,033
Federal Home Loan Bank(b)	0.158%	10/12/12	8,500	8,499,589
Federal Home Loan Bank(b)	0.160%	10/05/12	9,000	8,999,840
Federal Home Loan Bank(b)	0.160%	10/17/12	6,000	5,999,573
Federal Home Loan Bank(b)	0.160%	11/09/12	5,000	4,999,133
Federal Home Loan Bank	0.160%	02/08/13	5,000	4,999,031
Federal Home Loan Bank(a)	0.201%	09/19/13	9,000	8,997,689
Federal Home Loan Bank	0.210%	01/08/13	4,000	4,000,632
Federal Home Loan Bank	1.625%	11/21/12	5,000	5,010,053
Federal Home Loan Mortgage Corp.(b)	0.110%	10/24/12	10,000	9,999,297
Federal Home Loan Mortgage Corp.(b)	0.120%	10/03/12	4,000	3,999,973
Federal Home Loan Mortgage Corp.(b)	0.120%	01/08/13	5,000	4,998,350
Federal Home Loan Mortgage Corp.(b)	0.120%	01/15/13	9,000	8,996,820
Federal Home Loan Mortgage Corp.(b)	0.120%	01/29/13	9,000	8,996,400
Federal Home Loan Mortgage Corp.(b)	0.130%	10/10/12	6,000	5,999,805
Federal Home Loan Mortgage Corp.(b)	0.130%	10/25/12	6,000	5,999,480
Federal Home Loan Mortgage Corp.(b)	0.130%	11/14/12	5,000	4,999,206
Federal Home Loan Mortgage Corp.(b)	0.130%	11/15/12	6,000	5,999,025
Federal Home Loan Mortgage Corp.(b)	0.130%	02/12/13	5,000	4,997,581
Federal Home Loan Mortgage Corp.(b)	0.140%	10/16/12	7,000	6,999,592
Federal Home Loan Mortgage Corp.(b)	0.140%	11/06/12	4,000	3,999,440
Federal Home Loan Mortgage Corp.(b)	0.140%	11/08/12	5,000	4,999,261
Federal Home Loan Mortgage Corp.(b)	0.140%	11/09/12	4,000	3,999,393
Federal Home Loan Mortgage Corp.(b)	0.140%	11/20/12	4,000	3,999,222
Federal Home Loan Mortgage Corp.(b)	0.141%	11/27/12	19,000	18,995,773
Federal Home Loan Mortgage Corp.(b)	0.150%	10/30/12	5,000	4,999,396
Federal Home Loan Mortgage Corp.(b)	0.150%	11/01/12	5,000	4,999,354
Federal Home Loan Mortgage Corp.(b)	0.150%	11/13/12	3,000	2,999,463
Federal Home Loan Mortgage Corp.(b)	0.150%	02/26/13	5,000	4,996,917
Federal Home Loan Mortgage Corp.(a)	0.167%	09/13/13	15,000	14,996,961
Federal Home Loan Mortgage Corp., MTN(a)	0.170%	11/02/12	15,000	15,000,341
Federal Home Loan Mortgage Corp.(b)	0.170%	01/07/13	4,000	3,998,149
Federal Home Loan Mortgage Corp.(a)	0.171%	06/17/13	2,000	2,000,014
Federal Home Loan Mortgage Corp.(a)	0.181%	06/03/13	1,000	1,000,004
Federal Home Loan Mortgage Corp., MTN	1.375%	01/09/13	4,000	4,012,727
Federal National Mortgage Association(b)	0.129%	01/14/13	9,000	8,996,617
Federal National Mortgage Association(b)	0.130%	02/19/13	5,000	4,997,454
Federal National Mortgage Association(b)	0.140%	12/17/12	8,000	7,997,604
Federal National Mortgage Association(b)	0.150%	11/13/12	5,000	4,999,104
Federal National Mortgage Association(b)	0.150%	02/14/13	10,000	9,994,333
Federal National Mortgage Association(b)	0.150%	05/01/13	5,000	4,995,583
Federal National Mortgage Association(b)	0.170%	01/08/13	5,000	4,997,663
Federal National Mortgage Association(b)	0.170%	01/23/13	7,000	6,996,232
Federal National Mortgage Association(b)	0.177%	01/09/13	9,000	8,995,569
Federal National Mortgage Association(a)	0.250%	10/18/12	8,000	8,000,461
Federal National Mortgage Association	0.375%	12/28/12	5,000	5,002,186
Federal National Mortgage Association	4.750%	11/19/12	3,158	3,177,211

				355,629,443

U.S. Treasury Securities — 5.5%
U.S. Treasury Bill(b)	0.093%	10/25/12	9,000	8,999,440
U.S. Treasury Bill(b)	0.110%	01/24/13	4,000	3,998,594
U.S. Treasury Bill(b)	0.140%	10/18/12	10,000	9,999,339
U.S. Treasury Bill(b)	0.160%	10/04/12	5,000	4,999,933
U.S. Treasury Bill(b)	0.160%	10/11/12	5,000	4,999,778
U.S. Treasury Note	0.500%	11/30/12	2,000	2,001,056

U.S. Treasury Note	1.375%	01/15/13	13,000	13,045,606
U.S. Treasury Note	2.875%	01/31/13	4,000	4,035,691

				52,079,437

Repurchase Agreements(c) — 23.2%
Barclays Capital, Inc., 0.180%, dated 09/25/12, due 10/02/12 in the amount of $11,000,385 (cost $11,000,000)	0.180%	10/02/12	11,000	11,000,000
BNP Paribas Securities Corp., 0.190%, dated 09/25/12, due 10/02/12 in the amount of $13,000,480 (cost $13,000,000)	0.190%	10/02/12	13,000	13,000,000
BNP Paribas Securities Corp., 0.190%, dated 09/27/12, due 10/04/12 in the amount of $11,000,406 (cost $11,000,000)	0.190%	10/04/12	11,000	11,000,000
BNP Paribas Securities Corp., 0.230%, dated 09/24/12, due 10/01/12 in the amount of $11,000,492 (cost $11,000,000)	0.230%	10/01/12	11,000	11,000,000
Credit Suisse Securities Corp., 0.200%, dated 09/25/12, due 10/02/12 in the amount of $11,000,428 (cost $11,000,000)	0.200%	10/02/12	11,000	11,000,000
Deutsche Bank Securities, Inc., 0.190%, dated 08/29/12, due 10/03/12 in the amount of $11,002,032 (cost $11,000,000)	0.190%	10/03/12	11,000	11,000,000
Deutsche Bank Securities, Inc., 0.200%, dated 09/26/12, due 10/03/12 in the amount of $5,000,194 (cost $5,000,000)	0.200%	10/03/12	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.220%, dated 09/25/12, due 10/02/12 in the amount of $5,000,214 (cost $5,000,000)	0.220%	10/02/12	5,000	5,000,000
Goldman Sachs & Co., 0.210%, dated 09/27/12, due 10/04/12 in the amount of $11,000,449 (cost $11,000,000)	0.210%	10/04/12	11,000	11,000,000
Goldman Sachs & Co., 0.210%, dated 09/28/12, due 10/05/12 in the amount of $17,000,694 (cost $17,000,000)	0.210%	10/05/12	17,000	17,000,000
Goldman Sachs & Co., 0.220%, dated 09/26/12, due 10/03/12 in the amount of $11,000,471 (cost $11,000,000)	0.220%	10/03/12	11,000	11,000,000
HSBC Securities USA, Inc., 0.180%, dated 09/26/12, due 10/03/12 in the amount of $5,000,175 (cost $5,000,000)	0.180%	10/03/12	5,000	5,000,000
HSBC Securities USA, Inc., 0.240%, dated 09/28/12, due 10/01/12 in the amount of $44,128,883 (cost $44,128,000)	0.240%	10/01/12	44,128	44,128,000
JPMorgan Securities, Inc., 0.180%, dated 09/18/12, due 10/02/12 in the amount of $20,001,400 (cost $20,000,000)	0.180%	10/02/12	20,000	20,000,000
UBS Securities LLC, 0.210%, dated 09/26/12, due 10/03/12 in the amount of $11,000,449 (cost $11,000,000)	0.210%	10/03/12	11,000	11,000,000
UBS Securities LLC, 0.210%, dated 09/24/12, due 10/24/12 in the amount of $11,001,925 (cost $11,000,000)(d)	0.210%	10/24/12	11,000	11,000,000
UBS Securities LLC, 0.230%, dated 09/25/12, due 10/02/12 in the amount of $11,000,492 (cost $11,000,000)	0.230%	10/02/12	11,000	11,000,000

				219,128,000

TOTAL INVESTMENTS — 100.7% (amortized cost $951,815,859)				951,815,859
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%				(6,320,412)

NET ASSETS — 100.0%				$945,495,447

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase Agreements are collateralized by FNMA (coupon rates 0.00%-6.50%, maturity dates 03/27/13-09/01/42), FHLMC (coupon rates 2.50%-6.50%, maturity dates 01/01/14-02/01/41), GNMA (coupon rates 3.50%-6.50%, maturity dates 05/15/16-06/15/42) and U.S. Treasury Securities (coupon rates 0.125%-0.250%, maturity dates 03/31/14-07/31/14), with the aggregate value, including accrued interest, of $223,538,343.
(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities,

interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$136,605,738	$—
Commercial Paper	—	121,966,009	—
Other Corporate Obligations	—	48,146,826	—
Other Instruments — Agency Bond	—	5,260,406	—
Time Deposit	—	13,000,000	—
U.S. Government Agencies	—	355,629,443	—
U.S. Treasury Securities	—	52,079,437	—
Repurchase Agreements	—	219,128,000	—

Total	$—	$951,815,859	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 95.9%
Chemicals — 1.1%
Celanese Corp., Ser. A	8,388	$317,989
Mosaic Co. (The)	168,800	9,724,568

		10,042,557

Construction Materials — 1.8%
Holcim Ltd. (Switzerland)	12,523	797,584
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	3,475,275	7,363,402
PT Semen Gresik Persero Tbk (Indonesia)	4,642,336	6,990,090
Vulcan Materials Co.	19,023	899,788

		16,050,864

Energy Equipment & Services — 22.2%
Baker Hughes, Inc.	11,870	536,880
Cameron International Corp.*	495,594	27,787,956
Core Laboratories NV(a)	71,401	8,673,793
Dresser-Rand Group, Inc.*	232,638	12,820,680
Dril-Quip, Inc.*	259,815	18,675,502
Ensco PLC (United Kingdom) (Class A Stock)(a)	215,077	11,734,601
FMC Technologies, Inc.*(a)	273,852	12,679,348
Halliburton Co.	638,624	21,515,243
Helmerich & Payne, Inc.(a)	175,561	8,358,459
Key Energy Services, Inc.*	269,023	1,883,161
Lufkin Industries, Inc.	145,197	7,814,503
Nabors Industries Ltd.*	40,709	571,147
National Oilwell Varco, Inc.	365,808	29,304,879
Noble Corp.	16,602	594,020
Rowan Cos. PLC (Class A Stock)*(a)	383,455	12,949,275
Saipem SpA (Italy)	13,002	624,386
Schlumberger Ltd.	339,233	24,536,723
Superior Energy Services, Inc.*	24,768	508,239
Technip SA (France)	5,358	595,647
Tenaris SA (Luxembourg), ADR(a)	15,680	639,274
Weatherford International Ltd. (Switzerland)*	43,153	547,180

		203,350,896

Food Products — 0.3%
Adecoagro SA*	256,842	2,583,830

Metals & Mining — 21.5%
African Rainbow Minerals Ltd. (South Africa)	302,040	5,914,511
Alacer Gold Corp.*	818,604	6,045,229
Alamos Gold, Inc. (Canada)	498,644	9,692,897
Alcoa, Inc.(a)	59,768	528,947
Allegheny Technologies, Inc.	2,646	84,407
AXMIN, Inc. (Canada)*	155,620	44,323
Barrick Gold Corp.	16,530	690,293
BHP Billiton Ltd. (Australia), ADR(a)	206,703	14,181,893
Cia de Minas Buenaventura SA (Peru), ADR	282,560	11,008,538
Cliffs Natural Resources, Inc.(a)	250,764	9,812,395
Detour Gold Corp. (Canada)*	197,292	5,504,750
Eldorado Gold Corp. (Canada)	976,554	14,890,189
First Quantum Minerals Ltd. (Canada)	770,146	16,411,920
First Uranium Corp. (South Africa), 144A*	400,000	61,031
Freeport-McMoRan Copper & Gold, Inc.	322,084	12,748,085
Gold Fields Ltd. (South Africa), ADR	409,768	5,265,519
Goldcorp, Inc.	14,979	686,787
Iamgold Corp. (Canada)	39,507	626,502
Iluka Resources Ltd. (Australia)	18,569	189,811
Kinross Gold Corp.	738,598	7,541,086
Newcrest Mining Ltd. (Australia)	272,214	8,183,061

Newmont Mining Corp.	9,964	558,084
Northern Dynasty Minerals Ltd.*(a)	399,636	1,830,333
Nucor Corp.	11,013	421,357
Pan American Silver Corp.	19,678	422,093
Platinum Group Metals Ltd.*(a)	1,234,422	1,308,487
Platmin Ltd., Private Placement (South Africa) (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	10,850
Randgold Resources Ltd. (Jersey Islands), ADR(a)	160,076	19,689,348
Reliance Steel & Aluminum Co.	175,677	9,196,691
Rio Tinto PLC (United Kingdom), ADR(a)	237,613	11,110,784
Silver Wheaton Corp.(a)	280,679	11,145,763
Southern Copper Corp.	140,612	4,831,428
Tahoe Resources, Inc.*	98,868	2,013,363
Tahoe Resources, Inc., 144A*	116,000	2,362,242
Teck Resources Ltd. (Canada) (Class B Stock)	4,535	133,822
United States Steel Corp.(a)	24,985	476,464
Walter Energy, Inc.	8,993	291,913
Xstrata PLC (Switzerland)	37,551	580,604
Yamana Gold, Inc.	22,210	424,433

		196,920,233

Oil, Gas & Consumable Fuels — 49.0%
PT Adaro Energy TBK (Indonesia)	32,472,696	5,066,352
Africa Oil Corp. (Canada)*(a)	399,249	3,935,228
Anadarko Petroleum Corp.	282,669	19,764,216
Apache Corp.	147,251	12,732,794
Bankers Petroleum Ltd. (Canada)*(a)	1,279,303	3,838,820
Berry Petroleum Co. (Class A Stock)	161,837	6,575,437
BG Group PLC (United Kingdom)	540,887	10,917,835
Bonanza Creek Energy, Inc.*	89,955	2,119,340
Cabot Oil & Gas Corp.	14,308	642,429
Cameco Corp. (Canada)	22,113	430,744
Canadian Oil Sands Ltd. (Canada)	27,295	584,437
Carrizo Oil & Gas, Inc.*(a)	268,426	6,713,334
Cheniere Energy, Inc.*	421,878	6,560,203
Cimarex Energy Co.	181,326	10,616,637
Cobalt International Energy, Inc.*	603,095	13,430,926
Concho Resources, Inc.*	243,265	23,049,359
CONSOL Energy, Inc.(a)	325,572	9,783,439
Continental Resources, Inc.*	8,584	660,110
Denbury Resources, Inc.*	948,563	15,328,778
Devon Energy Corp.	11,036	667,678
Energy XXI Bermuda Ltd.	270,014	9,436,989
EOG Resources, Inc.	190,132	21,304,291
EQT Corp.	10,249	604,691
Far East Energy Corp.*	4,866,388	644,796
FX Energy, Inc.*	199,243	1,486,353
Hess Corp.	12,988	697,715
HollyFrontier Corp.	469,247	19,365,824
Kodiak Oil & Gas Corp.*(a)	1,071,582	10,030,008
Kosmos Energy Ltd.*	377,522	4,299,976
Laredo Petroleum Holdings, Inc.*	233,848	5,139,979
Marathon Oil Corp.	216,557	6,403,590
Marathon Petroleum Corp.	235,266	12,843,171
MEG Energy Corp. (Canada), 144A*	131,600	5,005,110
Murphy Oil Corp.	12,304	660,602
Newfield Exploration Co.*	19,860	622,015
Noble Energy, Inc.	285,648	26,482,426
Occidental Petroleum Corp.	200,259	17,234,290
OGX Petroleo e Gas Participacoes SA (Brazil)*	1,652,528	5,045,825
Oil Search Ltd. (Australia)	745,094	5,707,492
Pacific Rubiales Energy Corp. (Colombia)	285,633	6,824,859
PDC Energy, Inc.*	103,685	3,279,557

Peabody Energy Corp.	7,791	173,661
Pioneer Natural Resources Co.	6,326	660,434
Plains Exploration & Production Co.*	15,352	575,239
QGEP Participacoes SA (Brazil)	156,526	934,253
QGEP Participacoes SA (Brazil), 144A	413,300	2,466,854
Quicksilver Resources, Inc.*(a)	808,410	3,306,397
Range Resources Corp.	131,897	9,215,643
Rosetta Resources, Inc.*	256,460	12,284,434
Royal Dutch Shell PLC (Netherlands), ADR	164,573	11,423,012
Sanchez Energy Corp.*(a)	240,607	4,915,601
Southwestern Energy Co.*(a)	392,317	13,644,785
Suncor Energy, Inc.	470,286	15,448,895
Talisman Energy, Inc.	674,612	8,985,832
Trident Resources Corp., Private Placement (original cost $9,770,532; purchased 06/30/10)*(b)(c)	24,233	12,213,085
Tullow Oil PLC (United Kingdom)	461,034	10,199,373
Ultra Petroleum Corp.*(a)	27,005	593,570
Whiting Petroleum Corp.*	270,049	12,794,922
Williams Cos., Inc. (The)	327,122	11,439,456
Woodside Petroleum Ltd. (Australia)	15,587	533,210
Zodiac Exploration, Inc. (Canada)*(b)	4,820,909	245,189
Zodiac Exploration, Inc. - D Shares (Canada)*(b)	11,600,000	589,971

		449,181,471

TOTAL COMMON STOCKS (cost $638,895,589)		878,129,851

PREFERRED STOCKS — 0.7%
Metals & Mining — 0.7%
Iron Co./Manabi, Private Placement (Class A Stock), 144A (original cost $3,660,000; purchased 5/25/11)*(b)(c)	3,660	4,575,000
Iron Co./Manabi, Private Placement (Class B Stock), 144A (original cost $1,830,000; purchased 8/21/12)*(b)(c)	1,464	1,830,000

TOTAL PREFERRED STOCKS (cost $5,490,000)		6,405,000

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	9,007	—

WARRANT
Metals & Mining
Crystallex International Corp., Private Placement (Canada), expiring 11/04/14 (original cost $0; purchased 11/04/09)*(b)(c)	221,350	—

TOTAL LONG-TERM INVESTMENTS (cost $644,385,589)		884,534,851

SHORT-TERM INVESTMENT — 12.0%

	Shares
Affiliated Money Market Mutual Fund — 12.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,927,698; includes $99,873,403 of cash collateral received for securities on loan)(d)(e)	109,927,698	109,927,698

TOTAL INVESTMENTS — 108.6% (cost $754,313,287)		994,462,549
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(78,550,858)

NET ASSETS — 100.0%		$915,911,691

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,115,105; cash collateral of $99,873,403 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $16,363,507. The aggregate value of $18,628,935 is approximately 2.0% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$831,872,498	$34,033,418	$12,223,935
Preferred Stocks	—	—	6,405,000
Right	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	109,927,698	—	—

Total	$941,800,196	$34,033,418	$18,628,935

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Right	Warrant
Balance as of 12/31/11	$11,958,216	$3,180,742	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	265,719	1,394,258	—	—
Purchases	—	1,830,000	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 09/30/12	$12,223,935	$6,405,000	$—	$—

*	Of which $1,659,977 was included in Net Assets relating to securities held at the reporting period end.

Fair value of Level 2 investments at December 31, 2011 was $0. An amount of $39,299,171 was transferred from Level 1 into Level 2 at September 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Included in the table above, under Level 3 securities, are common and preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.3%
Aerospace & Defense — 2.1%
AAR Corp.	45,071	$740,066
Aerovironment, Inc.*	20,714	486,158
American Science & Engineering, Inc.	9,916	650,589
Ceradyne, Inc.	27,105	662,175
Cubic Corp.	17,973	899,728
Curtiss-Wright Corp.	52,502	1,716,815
Engility Holdings, Inc.*	17,300	319,185
GenCorp, Inc.*(a)	66,075	627,052
Moog, Inc. (Class A Stock)*	50,494	1,912,208
National Presto Industries, Inc.(a)	5,399	393,479
Orbital Sciences Corp.*	65,940	960,086
Teledyne Technologies, Inc.*	41,296	2,617,754

		11,985,295

Air Freight & Logistics — 0.4%
Forward Air Corp.	32,556	990,028
Hub Group, Inc. (Class A Stock)*	39,670	1,177,406

		2,167,434

Airlines — 0.3%
Allegiant Travel Co.*(a)	16,994	1,076,740
SkyWest, Inc.	56,660	585,298

		1,662,038

Auto Components — 0.3%
Drew Industries, Inc.*	21,489	649,183
Spartan Motors, Inc.	23,083	115,415
Standard Motor Products, Inc.	22,099	407,063
Superior Industries International, Inc.	26,318	449,775

		1,621,436

Automobiles — 0.1%
Winnebago Industries, Inc.*	32,231	407,078

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,525	1,066,514

Biotechnology — 1.0%
ArQule, Inc.*	54,901	280,544
Cubist Pharmaceuticals, Inc.*(a)	72,369	3,450,554
Emergent Biosolutions, Inc.*	27,957	397,269
Momenta Pharmaceuticals, Inc.*	49,500	721,215
Spectrum Pharmaceuticals, Inc.*(a)	57,400	671,580

		5,521,162

Building Products — 1.3%
A.O. Smith Corp.	43,484	2,502,069
AAON, Inc.	20,684	407,268
Apogee Enterprises, Inc.	31,338	614,852
Gibraltar Industries, Inc.*	33,568	430,342
Griffon Corp.	51,629	531,779
NCI Building Systems, Inc.*	22,318	223,849
Quanex Building Products Corp.	40,988	772,214
Simpson Manufacturing Co., Inc.	45,283	1,295,999
Universal Forest Products, Inc.	21,964	912,385

		7,690,757

Capital Markets — 1.2%
Calamos Asset Management, Inc. (Class A Stock)	22,500	261,900
Financial Engines, Inc.*(a)	44,600	1,062,818
HFF, Inc. (Class A Stock)*	37,100	552,790
Investment Technology Group, Inc.*	43,066	374,674
Piper Jaffray Cos.*	17,565	447,029
Prospect Capital Corp.	161,300	1,858,176
Stifel Financial Corp.*	55,830	1,875,888
SWS Group, Inc.*	20,326	124,192
Virtus Investment Partners, Inc.*	6,500	559,000

		7,116,467

Chemicals — 2.5%
A. Schulman, Inc.	33,066	787,632
American Vanguard Corp.	26,148	909,950
Balchem Corp.	32,683	1,200,447
Calgon Carbon Corp.*	63,554	909,458
Hawkins, Inc.	10,100	419,655
HB Fuller Co.	55,718	1,709,428
Innophos Holdings, Inc.	24,300	1,178,307
Koppers Holdings, Inc.	23,200	810,376
Kraton Performance Polymers, Inc.*	35,900	936,990
LSB Industries, Inc.*	21,100	925,657
OM Group, Inc.*	36,156	670,332
PolyOne Corp.	99,802	1,653,719
Quaker Chemical Corp.	14,498	676,622
Stepan Co.	9,385	902,086
Tredegar Corp.	26,035	461,861
Zep, Inc.	24,807	375,082

		14,527,602

Commercial Banks — 6.3%
Bank of the Ozarks, Inc.	34,636	1,193,903
BBCN Bancorp, Inc.*	86,982	1,096,843
Boston Private Financial Holdings, Inc.	86,902	833,390
City Holding Co.	16,544	592,937
Columbia Banking System, Inc.	44,408	823,324
Community Bank System, Inc.	43,996	1,240,247
CVB Financial Corp.	98,100	1,171,314
First Bancorp (Puerto Rico)*(a)	78,472	346,846
First Commonwealth Financial Corp.	116,710	822,805
First Financial Bancorp	65,103	1,100,892
First Financial Bankshares, Inc.(a)	33,139	1,193,998
First Midwest Bancorp, Inc.	83,540	1,048,427
FNB Corp.	155,800	1,746,518
Glacier Bancorp, Inc.	80,073	1,247,537
Hanmi Financial Corp.*	35,136	450,092
Home BancShares, Inc.(a)	27,052	922,203
Independent Bank Corp.	24,206	728,359
National Penn Bancshares, Inc.	134,976	1,229,631
NBT Bancorp, Inc.	37,010	816,811
Old National Bancorp	112,647	1,533,126
PacWest Bancorp	37,500	876,375
Pinnacle Financial Partners, Inc.*(a)	38,571	745,192
PrivateBancorp, Inc.	66,949	1,070,515
S&T Bancorp, Inc.	32,273	568,328
Simmons First National Corp. (Class A Stock)	19,078	464,645
Sterling Bancorp	33,954	336,824
Susquehanna Bancshares, Inc.	209,509	2,191,464
Texas Capital Bancshares, Inc.*(a)	44,700	2,222,037
Tompkins Financial Corp.	13,764	557,717
UMB Financial Corp.	36,272	1,765,721
Umpqua Holdings Corp.	124,970	1,610,863
United Bankshares, Inc.(a)	50,597	1,260,371
United Community Banks, Inc.*	51,687	433,654
Wilshire Bancorp, Inc.*	66,113	416,512
Wintrust Financial Corp.	40,513	1,522,073

		36,181,494

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	58,003	1,097,997
Consolidated Graphics, Inc.*	9,857	257,169
Encore Capital Group, Inc.*	27,100	765,846
G&K Services, Inc. (Class A Stock)	21,119	661,236
Geo Group, Inc. (The)	68,573	1,897,415
Healthcare Services Group, Inc.	75,076	1,716,988
Interface, Inc.	64,502	852,071
Mobile Mini, Inc.*	40,797	681,718
Portfolio Recovery Associates, Inc.*(a)	19,119	1,996,597
Sykes Enterprises, Inc.*	43,470	584,237
TETRA Tech, Inc.*	70,788	1,858,893
UniFirst Corp.	17,130	1,144,113

United Stationers, Inc.	45,542	1,185,003
Viad Corp.	22,547	470,330

		15,169,613

Communications Equipment — 1.4%
Arris Group, Inc.*	126,211	1,614,239
Bel Fuse, Inc. (Class B Stock)	11,222	209,627
Black Box Corp.	19,493	497,266
Comtech Telecommunications Corp.	19,959	551,667
Digi International, Inc.*	28,364	288,178
Harmonic, Inc.*	131,224	595,757
NETGEAR, Inc.*	42,346	1,615,076
Oplink Communications, Inc.*	21,200	350,648
PC-Tel, Inc.	9,184	64,747
Symmetricom, Inc.*	46,147	321,645
ViaSat, Inc.*(a)	44,415	1,660,233

		7,769,083

Computers & Peripherals — 0.7%
3D Systems Corp.*(a)	53,400	1,754,190
Avid Technology, Inc.*	32,447	306,949
Intermec, Inc.*	57,176	355,063
Intevac, Inc.*	25,244	154,241
Novatel Wireless, Inc.*	34,416	68,144
Super Micro Computer, Inc.*	31,400	377,742
Synaptics, Inc.*(a)	37,679	905,049

		3,921,378

Construction & Engineering — 0.7%
Aegion Corp.*	43,937	841,833
Comfort Systems USA, Inc.	41,584	454,513
Dycom Industries, Inc.*	37,231	535,382
EMCOR Group, Inc.	74,625	2,129,797
Orion Marine Group, Inc.*	29,600	219,928

		4,181,453

Construction Materials — 0.7%
Eagle Materials, Inc.	51,472	2,381,095
Headwaters, Inc.*	58,468	384,719
Texas Industries, Inc.*(a)	23,223	944,015

		3,709,829

Consumer Finance — 0.8%
Cash America International, Inc.	32,844	1,266,793
Ezcorp, Inc. (Class A Stock)*	52,511	1,204,077
First Cash Financial Services, Inc.*	29,525	1,358,445
World Acceptance Corp.*(a)	14,652	988,278

		4,817,593

Containers & Packaging — 0.1%
Myers Industries, Inc.	32,620	509,524

Distributors — 0.4%
Pool Corp.	53,055	2,206,027
VOXX International Corp.*	20,857	156,010

		2,362,037

Diversified Consumer Services — 0.8%
American Public Education, Inc.*(a)	20,133	733,445
Capella Education Co.*	12,986	455,289
Career Education Corp.*	51,400	193,778
Coinstar, Inc.*(a)	34,931	1,571,197
Corinthian Colleges, Inc.*(a)	64,900	154,462
Hillenbrand, Inc.	69,848	1,270,535
Lincoln Educational Services Corp.	7,700	32,340
Universal Technical Institute, Inc.	23,606	323,402

		4,734,448

Diversified Financial Services — 0.3%
Interactive Brokers Group, Inc. (Class A Stock)	43,000	602,860
MarketAxess Holdings, Inc.	39,300	1,241,880

		1,844,740

Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	10,400	446,992
Cbeyond, Inc.*	33,737	332,647
Cincinnati Bell, Inc.*	219,200	1,249,440

General Communication, Inc. (Class A Stock)*	36,324	355,975
Lumos Networks Corp.	15,421	121,209
Neutral Tandem, Inc.*	27,852	261,252

		2,767,515

Electric Utilities — 1.3%
ALLETE, Inc.	39,497	1,648,605
El Paso Electric Co.	44,708	1,531,249
UIL Holdings Corp.	56,511	2,026,484
UNS Energy Corp.	46,851	1,961,183

		7,167,521

Electrical Equipment — 1.7%
AZZ, Inc.	28,242	1,072,631
Belden, Inc.	50,812	1,873,947
Brady Corp. (Class A Stock)	53,022	1,552,484
Encore Wire Corp.	20,831	609,515
EnerSys*	53,500	1,888,015
Franklin Electric Co., Inc.	21,500	1,300,535
II-VI, Inc.*	61,262	1,165,203
Powell Industries, Inc.*	10,072	389,484
Vicor Corp.*	21,531	143,612

		9,995,426

Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc.*	16,232	139,595
Anixter International, Inc.(a)	31,164	1,790,683
Badger Meter, Inc.	16,307	593,412
Benchmark Electronics, Inc.*	64,110	978,960
Brightpoint, Inc.*	77,031	691,738
Checkpoint Systems, Inc.*	44,539	368,783
Cognex Corp.	44,740	1,547,109
CTS Corp.	37,964	382,297
Daktronics, Inc.	40,608	386,182
DTS, Inc.*	20,885	486,203
Electro Scientific Industries, Inc.	27,141	331,663
FARO Technologies, Inc.*	18,884	780,287
FEI Co.	42,612	2,279,742
Insight Enterprises, Inc.*	49,635	867,620
Littelfuse, Inc.	24,525	1,386,644
Measurement Specialties, Inc.*	16,900	557,362
Mercury Computer Systems, Inc.*	34,308	364,351
Methode Electronics, Inc.	35,866	348,259
MTS Systems Corp.	17,935	960,419
Newport Corp.*	42,608	471,244
OSI Systems, Inc.*	21,000	1,634,640
Park Electrochemical Corp.	23,144	574,666
Plexus Corp.*	39,120	1,184,945
Pulse Electronics Corp.	45,839	37,588
Radisys Corp.*	24,935	89,766
Rofin-Sinar Technologies, Inc.*	32,000	631,360
Rogers Corp.*	18,131	768,029
ScanSource, Inc.*	30,833	987,273
SYNNEX Corp.*(a)	31,250	1,018,125
TTM Technologies, Inc.*	57,189	539,292

		23,178,237

Energy Equipment & Services — 2.2%
Basic Energy Services, Inc.*(a)	33,017	370,451
Bristow Group, Inc.	40,055	2,024,780
Exterran Holdings, Inc.*(a)	71,400	1,447,992
Gulf Island Fabrication, Inc.	16,177	450,853
Hornbeck Offshore Services, Inc.*	35,715	1,308,955
ION Geophysical Corp.*(a)	127,045	881,692
Lufkin Industries, Inc.(a)	37,558	2,021,371
Matrix Service Co.*	28,673	303,074
OYO Geospace Corp.*	7,200	881,352
Pioneer Energy Services Corp.*	68,417	532,968
SEACOR Holdings, Inc.*	22,371	1,864,847
TETRA Technologies, Inc.*	86,141	521,153

		12,609,488

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	20,516	772,633
Casey’s General Stores, Inc.	42,965	2,455,020
Nash Finch Co.	13,632	278,365
Spartan Stores, Inc.	24,088	368,787
United Natural Foods, Inc.*	54,793	3,202,651

		7,077,456

Food Products — 2.6%
B&G Foods, Inc.	54,000	1,636,740
Calavo Growers, Inc.(a)	13,990	349,750
Cal-Maine Foods, Inc.	15,995	718,815
Darling International, Inc.*	131,320	2,401,843
Diamond Foods, Inc.(a)	24,657	464,045
Hain Celestial Group, Inc. (The)*	51,215	3,226,545
J&J Snack Foods Corp.	17,518	1,004,307
Sanderson Farms, Inc.	23,535	1,044,248
Seneca Foods Corp. (Class A Stock)*	10,300	307,558
Snyders-Lance, Inc.	55,716	1,392,900
TreeHouse Foods, Inc.*	40,565	2,129,662

		14,676,413

Gas Utilities — 2.0%
Laclede Group, Inc. (The)	23,414	1,006,802
New Jersey Resources Corp.	46,504	2,126,163
Northwest Natural Gas Co.	30,065	1,480,401
Piedmont Natural Gas Co., Inc.(a)	80,703	2,621,233
South Jersey Industries, Inc.	35,422	1,874,887
Southwest Gas Corp.	51,611	2,281,206

		11,390,692

Healthcare Equipment & Supplies — 3.5%
Abaxis, Inc.*	24,212	869,695
Align Technology, Inc.*	80,457	2,974,495
Analogic Corp.	13,733	1,073,509
Cantel Medical Corp.	23,175	627,579
CONMED Corp.	31,649	901,996
CryoLife, Inc.	17,953	120,644
Cyberonics, Inc.*	26,597	1,394,215
Greatbatch, Inc.*	26,444	643,383
Haemonetics Corp.*	29,297	2,349,619
ICU Medical, Inc.*	14,092	852,284
Integra LifeSciences Holdings Corp.*(a)	22,302	916,612
Invacare Corp.	30,202	427,056
Meridian Bioscience, Inc.	46,075	883,719
Merit Medical Systems, Inc.*	42,048	627,777
Natus Medical, Inc.*	32,725	427,716
Neogen Corp.*(a)	24,880	1,062,376
NuVasive, Inc.*	48,300	1,106,553
Palomar Medical Technologies, Inc.*	13,077	123,447
SurModics, Inc.*	13,652	276,043
Symmetry Medical, Inc.*	40,877	404,274
West Pharmaceutical Services, Inc.	38,117	2,022,869

		20,085,861

Healthcare Providers & Services — 3.3%
Air Methods Corp.*(a)	13,072	1,560,405
Almost Family, Inc.*	9,152	194,755
Amedisys, Inc.*(a)	33,459	462,069
AMN Healthcare Services, Inc.*	45,099	453,696
Amsurg Corp.*	35,274	1,001,076
Bio-Reference Labs, Inc.*(a)	27,570	787,951
Centene Corp.*	57,408	2,147,633
Chemed Corp.(a)	21,511	1,490,497
Corvel Corp.*	7,245	324,214
Cross Country Healthcare, Inc.*	23,263	109,801
Ensign Group, Inc. (The)	21,100	645,765
Gentiva Health Services, Inc.*	33,092	374,601
Hanger, Inc.*	38,009	1,084,397
Healthways, Inc.*	37,286	436,619
IPC The Hospitalist Co., Inc.*	18,505	845,679
Kindred Healthcare, Inc.*	58,700	668,006

Landauer, Inc.	10,568	631,121
LHC Group, Inc.*	17,798	328,729
Magellan Health Services, Inc.*	30,641	1,581,382
Molina Healthcare, Inc.*	35,222	885,833
MWI Veterinary Supply, Inc.*	13,456	1,435,486
PharMerica Corp.*	32,995	417,717
PSS World Medical, Inc.*(a)	56,391	1,284,587

		19,152,019

Healthcare Technology — 0.6%
Computer Programs & Systems, Inc.	12,336	685,265
HealthStream, Inc.*	21,500	611,890
Medidata Solutions, Inc.*	25,100	1,041,650
Omnicell, Inc.*	37,322	518,776
Quality Systems, Inc.	44,434	824,250

		3,681,831

Hotels, Restaurants & Leisure — 3.2%
Biglari Holdings, Inc.*	1,516	553,431
BJ’s Restaurants, Inc.*(a)	27,572	1,250,390
Boyd Gaming Corp.*(a)	60,200	425,012
Buffalo Wild Wings, Inc.*	20,765	1,780,391
CEC Entertainment, Inc.	20,507	617,671
Cracker Barrel Old Country Store, Inc.	25,978	1,743,384
DineEquity, Inc.*	17,605	985,880
Interval Leisure Group, Inc.	44,836	848,745
Jack In The Box, Inc.*	49,317	1,386,301
Marcus Corp.	22,158	245,954
Marriott Vacations Worldwide Corp.*	32,900	1,185,058
Monarch Casino & Resort, Inc.*	2,831	24,658
Multimedia Games Holding Co., Inc.*	30,599	481,322
Papa John’s International, Inc.*	20,215	1,079,683
Peet’s Coffee & Tea, Inc.*(a)	14,794	1,084,992
Pinnacle Entertainment, Inc.*	69,713	853,984
Red Robin Gourmet Burgers, Inc.*	14,963	487,195
Ruby Tuesday, Inc.*	60,384	437,784
Ruth’s Hospitality Group, Inc.*	38,848	247,462
Shuffle Master, Inc.*	62,059	981,153
Sonic Corp.*	60,014	616,344
Texas Roadhouse, Inc.	67,030	1,146,213

		18,463,007

Household Durables — 1.5%
American Greetings Corp. (Class A Stock)	39,000	655,200
Blyth, Inc.	13,966	362,976
Ethan Allen Interiors, Inc.(a)	28,999	635,658
Helen of Troy Ltd.*	35,410	1,127,100
iRobot Corp.*(a)	30,600	696,456
La-Z-Boy, Inc.*	57,501	841,240
M/I Homes, Inc.*	23,370	451,976
Meritage Homes Corp.*	35,597	1,353,754
Ryland Group, Inc. (The)(a)	49,900	1,497,000
Standard Pacific Corp.*(a)	120,722	816,081
Universal Electronics, Inc.*	16,554	291,019

		8,728,460

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)*	47,488	573,655
WD-40 Co.	16,609	874,298

		1,447,953

Industrial Conglomerates — 0.1%
Standex International Corp.	14,170	629,856

Insurance — 2.3%
AMERISAFE, Inc.*	20,314	551,322
eHealth, Inc.*	21,991	412,771
Employers Holdings, Inc.	35,315	647,324
Horace Mann Educators Corp.	44,200	800,462
Infinity Property & Casualty Corp.	13,189	796,484
Meadowbrook Insurance Group, Inc.	52,300	402,187
National Financial Partners Corp.*(a)	45,054	761,413

Navigators Group, Inc. (The)*	12,118	596,509
Presidential Life Corp.	23,595	328,678
ProAssurance Corp.	34,433	3,114,120
RLI Corp.	19,005	1,266,873
Safety Insurance Group, Inc.	14,260	654,249
Selective Insurance Group, Inc.	61,307	1,164,220
Stewart Information Services Corp.(a)	21,702	437,078
Tower Group, Inc.	38,761	751,576
United Fire Group, Inc.	26,161	657,164

		13,342,430

Internet — 0.1%
Dice Holdings, Inc.*	58,300	490,886

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*(a)	13,980	518,518
Nutrisystem, Inc.(a)	30,628	322,513
PetMed Express, Inc.	22,481	225,709

		1,066,740

Internet Software & Services — 1.9%
Blucora, Inc.*	44,712	796,321
comScore, Inc.*	34,677	528,824
DealerTrack Holdings, Inc.*	47,383	1,319,616
Digital River, Inc.*	40,600	676,396
j2 Global, Inc.(a)	48,078	1,577,920
Liquidity Services, Inc.*	27,900	1,400,859
LivePerson, Inc.*	54,700	990,617
LogMeIn, Inc.*(a)	23,900	536,077
OpenTable, Inc.*(a)	25,300	1,052,480
Perficient, Inc.*	35,314	426,240
Quinstreet, Inc.*	25,600	214,784
Stamps.com, Inc.*	15,620	361,447
United Online, Inc.	100,230	553,270
XO Group, Inc.*	25,195	210,378

		10,645,229

IT Services — 1.9%
CACI International, Inc. (Class A Stock)*(a)	25,344	1,312,566
Cardtronics, Inc.*	49,300	1,468,154
CIBER, Inc.*	58,123	201,687
CSG Systems International, Inc.*	37,924	852,911
ExlService Holdings, Inc.*	29,100	858,450
Forrester Research, Inc.	16,362	470,735
Heartland Payment Systems, Inc.	43,311	1,372,092
Higher One Holdings, Inc.*(a)	36,700	494,716
IGate Corp.*	33,600	610,512
MAXIMUS, Inc.	38,236	2,283,454
NCI, Inc. (Class A Stock)*	7,800	53,664
TeleTech Holdings, Inc.*	27,767	473,427
Virtusa Corp.*	21,000	373,170

		10,825,538

Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.*	15,957	661,577
Brunswick Corp.(a)	99,629	2,254,605
Callaway Golf Co.	72,080	442,571
JAKKS Pacific, Inc.	24,330	354,488
Sturm Ruger & Co., Inc.(a)	21,527	1,065,371

		4,778,612

Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*(a)	78,500	339,905
Cambrex Corp.*	33,132	388,639
Enzo Biochem, Inc.*	36,857	75,188
Luminex Corp.*	41,900	814,536
PAREXEL International Corp.*	66,957	2,059,597

		3,677,865

Machinery — 3.8%
Actuant Corp. (Class A Stock)	81,264	2,325,776
Albany International Corp. (Class A Stock)	31,404	689,946
Astec Industries, Inc.*	24,710	781,083

Barnes Group, Inc.	52,116	1,303,421
Briggs & Stratton Corp.	54,346	1,014,640
Cascade Corp.	9,693	530,595
CIRCOR International, Inc.	19,488	735,672
EnPro Industries, Inc.*(a)	23,078	831,039
ESCO Technologies, Inc.	29,821	1,158,546
Federal Signal Corp.*	60,100	379,832
John Bean Technologies Corp.	32,047	523,327
Kaydon Corp.	35,767	799,035
Lindsay Corp.(a)	14,179	1,020,463
Lydall, Inc.*	18,956	267,090
Mueller Industries, Inc.	42,849	1,948,344
Robbins & Myers, Inc.	47,797	2,848,701
Tennant Co.	21,100	903,502
Toro Co. (The)	66,866	2,659,929
Watts Water Technologies, Inc. (Class A Stock)	31,121	1,177,307

		21,898,248

Media — 0.6%
Arbitron, Inc.	29,561	1,120,362
Digital Generation, Inc.*(a)	24,300	276,048
E.W. Scripps Co. (Class A Stock)*	27,901	297,146
Harte-Hanks, Inc.	38,100	264,033
Live Nation Entertainment, Inc.*	156,776	1,349,841

		3,307,430

Metals & Mining — 1.4%
A.M. Castle & Co.*	18,383	229,604
AK Steel Holding Corp.(a)	116,400	558,720
AMCOL International Corp.	28,091	951,723
Century Aluminum Co.*	54,463	389,411
Globe Specialty Metals, Inc.	69,500	1,057,790
Haynes International, Inc.	13,800	719,670
Kaiser Aluminum Corp.	19,100	1,115,249
Materion Corp.	22,778	542,116
Olympic Steel, Inc.	10,138	171,129
RTI International Metals, Inc.*(a)	33,811	809,435
SunCoke Energy, Inc.*	78,200	1,260,584

		7,805,431

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	35,566	506,104
Tuesday Morning Corp.*	45,632	298,890

		804,994

Multi-Utilities — 0.8%
Avista Corp.	65,503	1,686,047
CH Energy Group, Inc.	16,685	1,088,029
NorthWestern Corp.	42,700	1,547,021

		4,321,097

Oil, Gas & Consumable Fuels — 1.7%
Approach Resources, Inc.*(a)	38,800	1,169,044
Cloud Peak Energy, Inc.*	68,200	1,234,420
Comstock Resources, Inc.*(a)	49,500	909,810
Contango Oil & Gas Co.*	14,300	702,702
Gulfport Energy Corp.*	55,600	1,738,056
Overseas Shipholding Group, Inc.(a)	18,500	122,100
PDC Energy, Inc.*	33,626	1,063,590
Penn Virginia Corp.	50,498	313,088
Petroquest Energy, Inc.*	54,645	366,668
Stone Energy Corp.*(a)	55,294	1,388,985
Swift Energy Co.*	47,844	998,983

		10,007,446

Paper & Forest Products — 1.1%
Buckeye Technologies, Inc.	46,342	1,485,725
Clearwater Paper Corp.*	26,180	1,081,496
Deltic Timber Corp.	12,191	795,585
KapStone Paper and Packaging Corp.*	43,800	980,682
Neenah Paper, Inc.	17,778	509,162
Schweitzer-Mauduit International, Inc.	34,976	1,153,858
Wausau Paper Corp.	46,167	427,506

		6,434,014

Personal Products — 0.3%
Inter Parfums, Inc.	18,000	329,400
Medifast, Inc.*	15,500	405,325
Prestige Brands Holdings, Inc.*	56,000	949,760

		1,684,485

Pharmaceuticals — 1.6%
Akorn, Inc.*(a)	75,400	996,788
Hi-Tech Pharmacal Co., Inc.*	11,600	384,076
Medicines Co. (The)*	61,600	1,589,896
Questcor Pharmaceuticals, Inc.*(a)	67,200	1,243,200
Salix Pharmaceuticals Ltd.*(a)	55,983	2,370,320
ViroPharma, Inc.*	77,937	2,355,256

		8,939,536

Professional Services — 0.9%
CDI Corp.	14,388	245,028
Dolan Co. (The)*	19,300	103,834
Exponent, Inc.*	15,040	858,634
Heidrick & Struggles International, Inc.	19,814	252,430
Insperity, Inc.	25,179	635,266
Kelly Services, Inc. (Class A Stock)	31,339	394,871
Navigant Consulting, Inc.*	57,800	638,690
On Assignment, Inc.*	48,186	959,865
Resources Connection, Inc.	47,300	620,103
TrueBlue, Inc.*	44,118	693,535

		5,402,256

Real Estate Investment Trusts — 8.0%
Acadia Realty Trust	51,405	1,275,872
Cedar Realty Trust, Inc.	49,666	262,236
Colonial Properties Trust(a)	92,739	1,952,156
Cousins Properties, Inc.	101,600	806,704
DiamondRock Hospitality Co.	218,770	2,106,755
EastGroup Properties, Inc.	33,063	1,758,952
Entertainment Properties Trust(a)	52,270	2,322,356
Extra Space Storage, Inc.	108,608	3,611,216
Franklin Street Properties Corp.	80,302	888,943
Getty Realty Corp.(a)	30,200	542,090
Healthcare Realty Trust, Inc.	95,600	2,203,580
Inland Real Estate Corp.	82,435	680,089
Kilroy Realty Corp.(a)	83,598	3,743,518
Kite Realty Group Trust	56,791	289,634
LaSalle Hotel Properties(a)	98,372	2,625,549
Lexington Realty Trust(a)	150,916	1,457,848
LTC Properties, Inc.	34,026	1,083,728
Medical Properties Trust, Inc.	151,266	1,580,730
Mid-America Apartment Communities, Inc.	46,016	3,005,305
Parkway Properties, Inc.	24,048	321,522
Pennsylvania Real Estate Investment Trust	57,522	912,299
Post Properties, Inc.	61,561	2,952,466
PS Business Parks, Inc.	20,902	1,396,672
Sabra Health Care REIT, Inc.	41,300	826,413
Saul Centers, Inc.	15,100	670,440
Sovran Self Storage, Inc.	33,797	1,955,156
Tanger Factory Outlet Centers	105,884	3,423,230
Universal Health Realty Income Trust	14,200	652,916
Urstadt Biddle Properties, Inc. (Class A Stock)	26,050	526,991

		45,835,366

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*	38,656	644,009

Road & Rail — 0.7%
Arkansas Best Corp.	17,895	141,729
Heartland Express, Inc.	51,748	691,353
Knight Transportation, Inc.	65,588	937,908
Old Dominion Freight Line, Inc.*	78,949	2,381,102

		4,152,092

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.*	38,597	475,515
ATMI, Inc.*	35,606	661,204
Brooks Automation, Inc.	73,505	590,245
Cabot Microelectronics Corp.	26,411	928,083
Ceva, Inc.*(a)	26,000	373,880
Cirrus Logic, Inc.*	72,100	2,767,919
Cohu, Inc.	19,197	180,260
Cymer, Inc.*(a)	34,870	1,780,462
Diodes, Inc.*(a)	41,270	702,003
DSP Group, Inc.*	16,428	97,582
Entropic Communications, Inc.*	98,000	570,360
Exar Corp.*	50,123	400,984
GT Advanced Technologies, Inc.*(a)	125,600	684,520
Hittite Microwave Corp.*	31,306	1,736,544
Kopin Corp.*	61,196	230,097
Kulicke & Soffa Industries, Inc.*	82,432	857,293
Micrel, Inc.	54,302	565,827
Microsemi Corp.*	99,119	1,989,318
MKS Instruments, Inc.	58,685	1,495,881
Monolithic Power Systems, Inc.*	33,900	669,525
Nanometrics, Inc.*	24,400	336,964
Pericom Semiconductor Corp.*	20,860	181,169
Power Integrations, Inc.	31,800	967,674
Rubicon Technology, Inc.*(a)	19,300	184,894
Rudolph Technologies, Inc.*	35,794	375,837
Sigma Designs, Inc.*	35,958	237,682
STR Holdings, Inc.*(a)	22,000	68,200
Supertex, Inc.*	13,372	239,091
Tessera Technologies, Inc.	57,777	790,389
TriQuint Semiconductor, Inc.*	174,376	880,599
Ultratech, Inc.*	29,211	916,641
Veeco Instruments, Inc.*(a)	43,442	1,304,129
Volterra Semiconductor Corp.*	28,400	621,108

		24,861,879

Software — 3.5%
Blackbaud, Inc.	50,383	1,205,161
Bottomline Technologies, Inc.*	41,100	1,014,759
CommVault Systems, Inc.*	46,942	2,755,495
Ebix, Inc.(a)	35,057	827,696
EPIQ Systems, Inc.	35,617	477,980
Interactive Intelligence Group, Inc.*	16,279	489,184
JDA Software Group, Inc.*	47,589	1,512,378
Manhattan Associates, Inc.*	22,693	1,299,628
MicroStrategy, Inc. (Class A Stock)*	9,750	1,307,183
Monotype Imaging Holdings, Inc.	40,900	637,631
Netscout Systems, Inc.*	41,795	1,066,191
Opnet Technologies, Inc.	16,700	568,969
Progress Software Corp.*	70,047	1,498,305
Sourcefire, Inc.*(a)	34,400	1,686,632
Synchronoss Technologies, Inc.*(a)	30,600	700,740
Take-Two Interactive Software, Inc.*	100,312	1,046,254
Tyler Technologies, Inc.*	29,427	1,295,377
VASCO Data Security International, Inc.*	32,000	300,160
Websense, Inc.*	41,570	650,571

		20,340,294

Specialty Retail — 5.3%
Big 5 Sporting Goods Corp.	15,537	154,593
Brown Shoe Co., Inc.	47,534	761,970
Buckle, Inc. (The)	30,459	1,383,752
Cabela’s, Inc.*	51,692	2,826,519
Cato Corp. (The) (Class A Stock)	30,003	891,389
Children’s Place Retail Stores, Inc. (The)*	27,165	1,629,900
Christopher & Banks Corp.	39,178	137,515
Coldwater Creek, Inc.*	96,867	80,400
Finish Line, Inc. (The) (Class A Stock)	58,146	1,322,240
Genesco, Inc.*	27,322	1,823,197

Group 1 Automotive, Inc.	24,064	1,449,375
Haverty Furniture Cos., Inc.	21,041	292,049
Hibbett Sports, Inc.*	29,296	1,741,647
Hot Topic, Inc.	46,703	406,316
Jos A. Bank Clothiers, Inc.*	31,131	1,509,231
Kirkland’s, Inc.*	16,800	166,824
Lithia Motors, Inc. (Class A Stock)	24,230	807,101
Lumber Liquidators Holdings, Inc.*(a)	30,722	1,556,991
MarineMax, Inc.*(a)	25,742	213,401
Men’s Wearhouse, Inc. (The)	53,467	1,840,869
Monro Muffler Brake, Inc.	32,472	1,142,690
OfficeMax, Inc.	96,299	752,095
Pep Boys-Manny Moe & Jack (The)	58,526	595,795
rue21, Inc.*(a)	17,500	545,125
Select Comfort Corp.*(a)	63,300	1,997,115
Sonic Automotive, Inc. (Class A Stock)	42,147	799,950
Stage Stores, Inc.	34,579	728,234
Stein Mart, Inc.*	30,083	256,006
Vitamin Shoppe, Inc.*	34,200	1,994,544
Zale Corp.*	28,662	197,768
Zumiez, Inc.*(a)	24,550	680,771

		30,685,372

Textiles, Apparel & Luxury Goods — 2.3%
Crocs, Inc.*(a)	100,243	1,624,939
Fifth & Pacific Cos., Inc.*	127,366	1,627,738
Iconix Brand Group, Inc.*	75,131	1,370,389
K-Swiss, Inc. (Class A Stock)*	8,578	29,423
Maidenform Brands, Inc.*	26,221	537,006
Movado Group, Inc.	19,717	664,857
Oxford Industries, Inc.	16,916	954,908
Perry Ellis International, Inc.*	13,779	303,827
Quiksilver, Inc.*	137,293	455,813
Skechers U.S.A., Inc. (Class A Stock)*	41,376	844,070
Steven Madden Ltd.*	45,900	2,006,748
True Religion Apparel, Inc.	28,864	615,669
Wolverine World Wide, Inc.	54,777	2,430,456

		13,465,843

Thrifts & Mortgage Finance — 1.0%
Bank Mutual Corp.	34,035	154,859
Brookline Bancorp, Inc.	77,932	687,360
Dime Community Bancshares, Inc.	31,581	456,030
Northwest Bancshares, Inc.	108,900	1,331,847
Oritani Financial Corp.	43,600	656,180
Provident Financial Services, Inc.	59,700	942,663
TrustCo Bank Corp. NY	96,995	554,811
ViewPoint Financial Group	40,200	770,634

		5,554,384

Tobacco
Alliance One International, Inc.*	73,838	238,497

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	47,228	1,956,656
Kaman Corp.	29,422	1,055,073
Lawson Products, Inc.	3,924	27,154

		3,038,883

Water Utilities — 0.2%
American States Water Co.	21,176	940,850

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	16,921	293,918
USA Mobility, Inc.	24,380	289,390

		583,308

TOTAL COMMON STOCKS (cost $424,400,547)		565,791,724

EXCHANGE TRADED FUND — 0.6%
iShares S&P SmallCap 600 Index Fund (cost $2,271,763)	40,000	3,082,800

TOTAL LONG-TERM INVESTMENTS (cost $426,672,310)		568,874,524

SHORT-TERM INVESTMENTS — 14.4%
Affiliated Money Market Mutual Fund — 14.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,195,834; includes $78,009,105 of cash collateral received for securities on loan)(b)(c)	82,195,834	82,195,834

	Principal Amount (000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bill, 0.10%, 12/20/2012(d)(e) (cost $799,822)	$800	799,854

TOTAL SHORT-TERM INVESTMENTS (cost $82,995,656)		82,995,688

TOTAL INVESTMENTS — 113.3% (cost $509,667,966)		651,870,212
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (13.3)%		(76,438,743)

NET ASSETS — 100.0%		$575,431,469

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,516,963; cash collateral of $78,009,105 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolio 2 —Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(f)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)
	Long Position:
80	Russell 2000 Mini	Dec. 2012	$6,832,635	$6,675,200	$(157,435)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$565,791,724	$—	$—
Exchange Traded Fund	3,082,800	—	—
Affiliated Money Market Mutual Fund	82,195,834	—	—
U.S. Government Obligation	—	799,854	—

	651,070,358	799,854	—
Other Financial Instruments*
Futures contracts	(157,435)	—	—

Total	$650,912,923	$799,854	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 96.3%
Argentina — 0.6%
MercadoLibre, Inc.	6,665	$550,196

Belgium — 1.1%
Anheuser-Busch InBev NV	11,702	995,041

Brazil — 5.1%
Arezzo Industria e Comercio SA	27,338	493,021
BR Malls Participacoes SA	47,400	652,575
Cia de Bebidas das Americas	25,100	788,689
Grupo BTG Pactual	54,800	873,124
Mills Estruturas e Servicos de Engenharia SA	31,771	455,741
Odontoprev SA	89,201	497,211
Raia Drogasil SA	61,507	699,340

		4,459,701

Canada — 1.5%
Brookfield Asset Management, Inc. (Class A Stock)	10,777	371,914
Canadian National Railway Co.	4,434	391,212
Imax Corp.*(a)	8,662	172,460
Toronto-Dominion Bank (The)	4,941	412,077

		1,347,663

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, ADR	2,615	161,189

China — 3.0%
Baidu, Inc., ADR*	10,367	1,211,073
NetEase, Inc., ADR*(a)	5,516	309,668
Tencent Holdings Ltd.	32,851	1,112,193

		2,632,934

Colombia — 1.1%
Ecopetrol SA, ADR(a)	15,800	931,094

Denmark — 3.2%
Coloplast A/S (Class B Stock)	913	190,107
Novo Nordisk A/S (Class B Stock)	16,378	2,587,337

		2,777,444

France — 7.2%
Arkema SA	3,077	288,096
BNP Paribas SA	19,640	933,315
Danone SA	4,455	274,280
Dassault Systemes SA	11,461	1,204,158
Pernod-Ricard SA	4,805	539,110
Remy Cointreau SA	7,017	807,039
Sanofi	4,484	382,319
Schneider Electric SA	3,931	232,648
Technip SA	12,057	1,340,372
Unibail-Rodamco SE, REIT	1,524	303,750

		6,305,087

Germany — 6.8%
Adidas AG	11,774	965,910
Bayerische Motoren Werke AG	11,836	865,593
Brenntag AG	1,631	208,753
Fresenius SE & Co. KGaA	11,034	1,280,952
Kabel Deutschland Holding AG*	8,276	590,353
SAP AG	28,514	2,019,336

		5,930,897

Hong Kong — 5.8%
AIA Group Ltd.	287,400	1,064,941
ASM Pacific Technology Ltd.	23,600	279,060
China Mobile Ltd.	30,000	332,577
China Overseas Land & Investment Ltd.	406,569	1,024,640
China Unicom Hong Kong Ltd.	310,000	505,179
CNOOC Ltd.	124,800	253,387
Hang Lung Properties Ltd.	108,000	367,727
Michael Kors Holdings Ltd.*	22,300	1,185,914

		5,013,425

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	332,000	257,323

Ireland — 5.1%
Accenture PLC (Class A Stock)	24,066	1,685,342
Experian PLC	72,454	1,203,920
Seagate Technology PLC	13,397	415,307
Shire PLC	39,547	1,158,433

		4,463,002

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	18,162	874,682

Italy — 3.7%
Brunello Cucinelli SpA*	1,049	18,131
ENI SpA	46,459	1,016,130
Luxottica Group SpA	17,656	624,624
Prada SpA	144,670	1,074,804
Salvatore Ferragamo Italia SpA(a)	24,515	510,033

		3,243,722

Japan — 7.1%
Canon, Inc.	14,600	468,626
Daito Trust Construction Co. Ltd.	1,600	160,615
FANUC Corp.	7,628	1,227,791
Honda Motor Co. Ltd.	17,200	531,572
Hoya Corp.	17,200	377,336
Marubeni Corp.	39,000	247,943
Nikon Corp.	11,400	313,469
ORIX Corp.	4,700	470,750
Rakuten, Inc.	61,300	623,302
Softbank Corp.	12,300	497,308
Sumitomo Realty & Development Co. Ltd.	12,000	317,981
Unicharm Corp.	16,400	940,299

		6,176,992

Luxembourg — 0.6%
Millicom International Cellular SA, SDR	5,836	541,506

Macau — 0.8%
Sands China Ltd.	177,632	657,660

Mexico — 1.4%
Corp. Inmobiliaria Vesta SAB de CV, 144A*	237,900	354,676
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)*	32,306	442,592
Mexichem SAB de CV	80,769	385,217

		1,182,485

Netherlands — 4.5%
ASML Holding NV	4,604	246,062
Core Laboratories NV(a)	6,169	749,410
Gemalto NV	5,999	527,682
LyondellBasell Industries NV (Class A Stock)	13,649	705,108
Royal Dutch Shell PLC (Class B Stock)	11,192	397,242
Unilever NV, CVA	11,372	402,312
Yandex NV*(a)	17,937	432,461
Ziggo NV	13,383	454,968

		3,915,245

Norway — 0.4%
Statoil ASA	13,132	339,022

Peru — 1.1%
Credicorp Ltd.	7,684	962,651

South Africa — 3.1%
Aspen Pharmacare Holdings Ltd.*	7,868	135,182
Discovery Holdings Ltd.	32,870	219,186
FirstRand Ltd.	78,429	262,812
Mr. Price Group Ltd.	55,403	838,667
Naspers Ltd. (Class N Stock)	11,507	711,974
Woolworths Holdings Ltd.	72,336	528,332

		2,696,153

South Korea — 3.3%
Orion Corp.	816	712,346
Samsung Electronics Co. Ltd.	1,801	2,170,382

		2,882,728

Spain — 2.5%
Inditex SA	17,365	2,156,288

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	14,723	343,599
Elekta AB (Class B Stock)	21,552	284,624

		628,223

Switzerland — 5.4%
Dufry AG*	5,756	689,741
Geberit AG*	1,222	265,709
Glencore International PLC(a)	65,061	360,464
Lindt & Spruengli AG*	4	144,391
Nestle SA	11,310	713,113
Partners Group Holding AG	1,342	279,244
Roche Holding AG	3,866	722,229
Swatch Group AG (The)	621	247,740
Syngenta AG	3,210	1,199,697
Wolseley PLC	1,763	75,215

		4,697,543

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	66,036	1,044,689

Thailand — 0.6%
CP ALL PCL	482,242	556,192

Turkey — 0.6%
BIM Birlesik Magazalar A/S	12,497	521,505

United Kingdom — 16.1%
Aggreko PLC	22,186	828,657
ARM Holdings PLC	185,368	1,721,165
Babcock International Group PLC	14,960	223,940
Barclays PLC	110,427	383,116
Berkeley Group Holdings PLC*	8,878	201,567
BG Group PLC	42,358	854,999
British American Tobacco PLC	5,248	269,447
British Sky Broadcasting Group PLC	54,272	651,593
Burberry Group PLC	6,347	102,594
Compass Group PLC	111,317	1,228,627
Diageo PLC	71,269	2,001,912
InterContinental Hotels Group PLC	25,778	674,348
John Wood Group PLC	17,508	227,165
Johnson Matthey PLC	7,952	309,852
Next PLC	4,904	273,206
Pearson PLC	15,830	309,304
Rolls-Royce Holdings PLC	137,566	1,872,659
Standard Chartered PLC	29,056	656,877
Tullow Oil PLC	24,067	532,430
Weir Group PLC (The)	8,830	252,094
Whitbread PLC	12,545	459,445

		14,034,997

United States — 1.2%
Perrigo Co.(a)	4,825	560,520
Wynn Resorts Ltd.	3,990	460,606

		1,021,126

TOTAL COMMON STOCKS (cost $74,807,420)		83,958,405

PREFERRED STOCK — 1.1%
Germany
Volkswagen AG (Germany) (cost $1,003,218)	5,437	991,779

TOTAL LONG-TERM INVESTMENTS (cost $75,810,638)		84,950,184

SHORT-TERM INVESTMENT — 9.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $7,950,128; includes $5,117,000 of cash collateral for securities on loan)(b)(w)	7,950,128	7,950,128

TOTAL INVESTMENTS — 106.5% (cost $83,760,766)		92,900,312
Liabilities in excess of other assets(x) — (6.5)%		(5,682,646)

NET ASSETS — 100.0%		$87,217,666

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,898,864; cash collateral of $5,117,000 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 12/18/12	Bank of New York Mellon	GBP	600	$967,303	$968,660	$(1,357)
Euro,
Expiring 12/17/12	Morgan Stanley	EUR	317	413,711	407,722	5,989
Japanese Yen,
Expiring 12/14/12	State Street Bank	JPY	27,239	346,526	349,310	(2,784)

				$1,727,540	$1,725,692	$1,848

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$550,196	$—	$—
Belgium	995,041	—	—
Brazil	4,459,701	—	—
Canada	1,347,663	—	—
Chile	161,189	—	—
China	1,520,741	1,112,193	—
Columbia	931,094	—	—
Denmark	2,777,444	—	—
France	6,305,087	—	—
Germany	5,930,897	—	—
Hong Kong	1,185,914	3,827,511	—
Indonesia	—	257,323	—
Ireland	4,463,002	—	—
Israel	874,682	—	—
Italy	2,168,918	1,074,804	—
Japan	—	6,176,992	—
Luxembourg	541,506	—	—
Macau		657,660	—
Mexico	1,182,485	—	—
Netherlands	3,915,245	—	—
Norway	339,022	—	—
Peru	962,651	—	—
South Africa	2,696,153	—	—
South Korea	—	2,882,728	—
Spain	2,156,288	—	—
Sweden	628,223	—	—
Switzerland	4,697,543	—	—
Taiwan	1,044,689	—	—
Thailand	556,192	—	—
Turkey	521,505	—	—
United Kingdom	14,034,997	—	—
United States	1,021,126	—	—
Preferred Stock - Germany	991,779	—	—
Affiliated Money Market Mutual Fund	7,950,128	—	—
Other Financial Instruments*	—	—	—
Foreign Forward Currency Contracts	—	1,848	—

Total	$76,911,101	$15,991,059	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $0 An amount of $11,066,100 was transferred from Level 1 into Level 2 at 09/30/12 as a result of using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (5.9% represents investments purchased with collateral from securities on loan)	9.1%
Semiconductors & Semiconductor Equipment	6.3
Pharmaceuticals	6.2
Beverages	5.8
Textiles, Apparel & Luxury Goods	5.7
Oil, Gas & Consumable Fuels	5.3
Internet Software & Services	4.8
Software	4.7
Commercial Banks	4.6
Specialty Retail	4.3
Chemicals	3.2
Automobile Manufacturers	2.7
Telecommunications	2.7
Media	2.6
Food Products	2.6
Energy Equipment & Services	2.4
Hotels, Restaurants & Leisure	2.2
Aerospace & Defense	2.1
Real Estate Operation & Development	2.1
Machinery	2.1
Healthcare Providers & Services	2.1
Food & Staples Retailing	2.0
IT Services	1.9
Lodging	1.8
Real Estate Management & Development	1.6
Diversified Financial Services	1.5
Insurance	1.4
Professional Services	1.4
Retail & Merchandising	1.2
Computers & Peripherals	1.1
Household Products	1.1
Commercial Services & Supplies	0.9
Trading Companies & Distributors	0.7
Healthcare Products	0.7
Office Equipment	0.5
Electronic Components	0.5
Transportation	0.4
Banks	0.4
Electronics	0.4
Metals & Mining	0.4
Distribution/Wholesale	0.4
Leisure Equipment & Products	0.4
Metal Fabricate/Hardware	0.4
Real Estate Investment Trusts	0.4
Capital Markets	0.3
Tobacco	0.3
Building & Construction	0.3
Commercial Services	0.3
Household Durables	0.2

106.5
Liabilities in excess of other assets	(6.5)

100.0%

SP International Value Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 94.8%
Australia — 3.0%
Arrium Ltd.	269,600	$151,146
Bendigo and Adelaide Bank Ltd.	32,600	259,064
Caltex Australia Ltd.	22,400	381,647
Challenger Ltd.	123,500	415,664
Downer EDI Ltd.	101,900	377,238
Emeco Holdings Ltd.	372,800	281,358
Goodman Fielder Ltd.	267,300	138,453
Lend Lease Group	34,000	275,409
National Australia Bank Ltd.	41,400	1,088,483
Pacific Brands Ltd.	502,100	315,381

		3,683,843

Austria — 0.6%
OMV AG	15,300	535,475
Voestalpine AG	6,500	194,537

		730,012

Belgium — 0.4%
AGFA-Gevaert NV*	84,400	140,995
Delhaize Group SA	7,300	281,848
Dexia NV/SA*	27,423	7,753

		430,596

Brazil — 1.5%
BM&FBOVESPA SA	70,750	426,123
Embraer SA, ADR	22,340	594,690
Natura Cosmeticos SA	29,200	790,766

		1,811,579

Canada — 2.2%
Canadian National Railway Co.	10,860	960,951
Cenovus Energy, Inc.	19,183	669,483
Potash Corp. of Saskatchewan, Inc.	21,980	954,372
Teck Resources Ltd. (Class B Stock)	3,800	112,133

		2,696,939

Cayman Islands — 0.5%
Tencent Holdings Ltd.	19,459	658,798

China — 2.3%
Baidu, Inc., ADR*	6,497	758,980
China Life Insurance Co. Ltd. (Class H Stock)	9,453	27,211
China Merchants Bank Co. Ltd. (Class H Stock)	361,382	604,077
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,160,520	680,970
Sinopharm Group Co. Ltd. (Class H Stock)	212,698	678,944

		2,750,182

Denmark — 1.9%
Danske Bank A/S*	13,800	249,049
H. Lundbeck A/S	14,300	265,714
Novo Nordisk A/S (Class B Stock)	11,133	1,758,751

		2,273,514

Finland — 0.3%
Tieto Oyj	21,500	371,328

France — 8.8%
Air Liquide SA	10,047	1,245,256
AXA SA	19,800	294,896
BNP Paribas	8,300	394,425
Cie Generale des Etablissements Michelin (Class B Stock)	14,855	1,163,691
Ciments Francais SA	4,200	247,732
Credit Agricole SA*	53,627	370,065
LVMH Moet Hennessy Louis Vuitton SA	8,555	1,286,251
Publicis Groupe SA	17,955	1,004,832
Rallye SA	2,400	72,785
Renault SA	5,700	267,501
Sanofi	18,907	1,612,068
SCOR SE	13,800	355,826
Societe Generale SA*	9,318	264,627
Thales SA	6,300	216,361
Total SA	21,200	1,051,582
Valeo SA	6,500	300,702
Vivendi SA	28,520	556,156

		10,704,756

Germany — 9.9%
Adidas AG	19,008	1,559,370
Allianz SE	15,428	1,835,666
BASF SE	7,800	658,035
Bayer AG	4,300	369,283
Daimler AG	9,900	479,174
Deutsche Bank AG	22,400	884,998
E.ON AG	12,200	289,487
Freenet AG	13,900	226,850
Fresenius Medical Care AG & Co. KGaA	15,630	1,146,069
Hannover Rueckversicherung AG	6,900	440,904
Merck KGaA	1,300	160,374
Muenchener Rueckversicherungs - Gesellschaft AG	2,400	374,720
Rheinmetall AG	7,400	345,190
RWE AG	6,300	281,856
SAP AG	15,943	1,129,069
Siemens AG	12,600	1,256,632
Volkswagen AG	3,900	652,523

		12,090,200

Hong Kong — 3.1%
AIA Group Ltd.	84,300	312,368
Cheung Kong Holdings Ltd.	15,000	219,131
CNOOC Ltd.	685,465	1,391,727
First Pacific Co. Ltd.	604,000	653,168
Hong Kong Exchanges and Clearing Ltd.	62,977	946,154
Kingboard Chemical Holdings Ltd.	120,000	286,373
Solomon Systech International Ltd.*	525,000	14,252

		3,823,173

Ireland — 1.1%
Accenture PLC (Class A Stock)	6,797	475,994
Covidien PLC	15,250	906,155

Permanent TSB Group Holdings PLC*	45,500	1,579

		1,383,728

Israel — 2.3%
Bank Hapoalim BM*	73,200	260,628
Check Point Software Technologies Ltd.*	15,229	733,428
Elbit Systems Ltd.	6,900	235,988
Teva Pharmaceutical Industries Ltd.	11,300	458,576
Teva Pharmaceutical Industries Ltd., ADR	27,609	1,143,289

		2,831,909

Italy — 1.5%
Banco Popolare Scarl	23,700	35,481
Enel SpA	132,800	469,641
ENI SpA	38,600	844,242
Finmeccanica SpA*	30,000	142,486
Telecom Italia SpA	277,700	278,350

		1,770,200

Japan — 15.3%
Aoyama Trading Co. Ltd.	18,500	353,687
COMSYS Holdings Corp.	4,500	62,722
Dai-ichi Life Insurance Co. Ltd. (The)	437	494,282
FANUC Corp.	4,393	707,090
Fukuoka Financial Group, Inc.	77,000	312,646
Fuyo General Lease Co. Ltd.	9,200	268,560
Hitachi Capital Corp.	12,700	229,889
JX Holdings, Inc.	60,600	331,032
K’s Holdings Corp.	13,400	333,392
KDDI Corp.	22,300	1,729,643
Keihin Corp.	11,700	138,330
Keiyo Bank Ltd. (The)	55,000	251,798
Komatsu Ltd.	45,133	884,603
Kurabo Industries Ltd.	108,000	176,704
KYORIN Holdings, Inc.	19,900	490,335
Kyowa Exeo Corp.	41,600	491,462
Marubeni Corp.	79,000	502,243
Miraca Holdings, Inc.	4,900	220,050
Mitsubishi Corp.	8,900	161,205
Mitsubishi UFJ Financial Group, Inc.	244,279	1,143,117
Mitsui & Co. Ltd.	19,800	277,788
Mizuho Financial Group, Inc.	287,900	467,272
Nichii Gakkan Co.	18,300	175,682
Nippon Electric Glass Co. Ltd.	23,000	126,739
Nippon Shokubai Co. Ltd.	31,000	346,708
Nippon Telegraph & Telephone Corp.	15,500	737,491
NTT DoCoMo, Inc.	400	646,270
Otsuka Holdings Co. Ltd.	18,000	557,837
Sankyo Co. Ltd.	3,800	176,788
Sankyu, Inc.	91,000	343,537
Seino Holdings Co. Ltd.	43,000	272,228
Shimachu Co. Ltd.	17,400	362,652
Shizuoka Gas Co. Ltd.	38,100	278,941
Sumitomo Corp.	38,400	516,581
Sumitomo Mitsui Financial Group, Inc.	18,800	585,774
Sumitomo Mitsui Trust Holdings, Inc.	41,720	123,860
Toagosei Co. Ltd.	82,000	308,361
Toppan Forms Co. Ltd.	50,100	483,490
Toyota Motor Corp.	28,080	1,100,998
Toyota Tsusho Corp.	24,500	523,362
Tsuruha Holdings, Inc.	8,200	613,465
Yokohama Rubber Co. Ltd. (The)	46,700	345,091

		18,653,705

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,300	182,068

Mauritius — 0.3%
Golden Agri-Resources Ltd.	719,600	384,685

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV (Class V Stock)	293,460	826,455

Netherlands — 3.3%
ING Groep NV, CVA*	51,900	410,102
Koninklijke Ahold NV	47,900	599,966
Koninklijke DSM NV	9,800	488,627
Koninklijke KPN NV	17,600	134,480
Koninklijke Philips Electronics NV	13,500	314,956
Nutreco NV	3,600	266,653
Schlumberger Ltd.	19,300	1,395,969
Yandex NV*	16,100	388,171

		3,998,924

New Zealand — 0.5%
Air New Zealand Ltd.	580,000	557,506

Norway — 0.7%
DnB NOR ASA	29,200	358,062
Statoil ASA	17,200	444,043

		802,105

South Korea — 1.4%
Hyundai Motor Co.	4,450	1,003,729
Samsung Electronics Co. Ltd.	587	707,393

		1,711,122

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	32,400	254,519
Banco Espanol de Credito SA	40,600	145,041
Banco Santander SA*	70,100	522,025
Repsol YPF SA	27,200	527,446
Telefonica SA	18,900	251,982

		1,701,013

Sweden — 1.8%
Boliden AB	29,900	498,425
Hennes & Mauritz AB (Class B Stock)	29,274	1,016,978
NCC AB (Class B Stock)	11,400	217,108
Svenska Handelsbanken AB (Class A Stock)	11,600	434,594

		2,167,105

Switzerland — 6.5%
Baloise Holding AG	6,800	534,673
Clariant AG*	814	9,685
Credit Suisse Group AG*	17,100	362,364
Georg Fischer AG*	500	176,768
Julius Baer Group Ltd.*	16,432	573,067
Nestle SA	23,400	1,475,407
Novartis AG	31,352	1,918,456

Roche Holding AG	2,200	410,994
Swatch Group AG (The)	1,150	458,777
Swiss Re Ltd.*	8,100	520,622
Syngenta AG	1,800	672,727
Zurich Financial Services AG*	3,300	821,754

		7,935,294

United Kingdom — 22.6%
ARM Holdings PLC	67,758	629,142
AstraZeneca PLC	28,900	1,379,035
Aviva PLC	77,400	398,330
BAE Systems PLC	157,100	824,732
Barclays PLC	87,400	303,226
Beazley PLC	111,100	301,400
Berendsen PLC	16,700	147,106
BG Group PLC	57,450	1,159,631
Bodycote PLC	24,000	151,417
BP PLC	168,600	1,188,398
British American Tobacco PLC	26,012	1,335,527
BT Group PLC	285,000	1,061,726
Cable & Wireless Communications PLC	369,000	214,987
Carnival PLC	23,271	857,908
Cookson Group PLC	51,200	493,588
Dairy Crest Group PLC	40,400	225,920
Drax Group PLC	14,000	114,619
GlaxoSmithKline PLC	7,700	177,495
Home Retail Group PLC	86,400	124,312
HSBC Holdings PLC	133,002	1,236,874
J Sainsbury PLC	135,800	762,034
Kingfisher PLC	216,730	924,638
Legal & General Group PLC	291,300	620,448
Marks & Spencer Group PLC	29,500	169,968
Marston’s PLC	104,410	192,543
Old Mutual PLC	178,500	489,724
Pearson PLC	34,651	677,051
Reckitt Benckiser Group PLC	25,473	1,466,424
Rolls-Royce Holdings PLC*	40,880	556,491
Royal Bank of Scotland Group PLC*	68,625	284,797
Royal Dutch Shell PLC (Class B Stock)	56,300	1,998,279
RSA Insurance Group PLC	195,300	348,485
SABMiller PLC	18,524	813,624
Standard Chartered PLC	52,205	1,180,212
Tesco PLC	340,221	1,823,976
Thomas Cook Group PLC	150,100	42,417
Tullett Prebon PLC	57,600	277,178
Vodafone Group PLC	638,640	1,812,472
WM Morrison Supermarkets PLC	146,400	674,234

		27,440,368

United States — 0.7%
Yum! Brands, Inc.	13,000	862,420

TOTAL COMMON STOCKS (cost $106,470,449)		115,233,527

PREFERRED STOCKS — 1.4%
Brazil — 0.5%
Itau Unibanco Holding SA (PRFC), ADR	38,500	588,280
Germany — 0.9%
Volkswagen AG (PRFC)	6,231	1,136,614

TOTAL PREFERRED STOCKS (cost $1,318,420)		1,724,894

TOTAL LONG-TERM INVESTMENTS (cost $107,788,869)		116,958,421

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,077,134)(w)	3,077,134	3,077,134

TOTAL INVESTMENTS — 98.7% (cost $110,866,003)		120,035,555
Other assets in excess of liabilities(x) — 1.3%		1,548,494

NET ASSETS — 100.0%		$121,584,049

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 11/08/12	State Street Bank	EUR	1,223	$1,607,227	$1,572,414	$(34,813)
Expiring 11/08/12	State Street Bank	EUR	893	1,126,937	1,147,395	20,458

Japanese Yen,
Expiring 10/04/12	Deutsche Bank	JPY	127	1,622	1,622	—

				$2,735,786	$2,721,431	$(14,355)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/04/12	Deutsche Bank	AUD	2	$1,622	$1,623	$(1)
Euro,
Expiring 11/08/12	Bank of New York Mellon	EUR	3,073	4,025,498	3,950,254	75,244
Hong Kong Dollar,
Expiring 10/03/12	UBS Securities	HKD	261	33,685	33,685	—

				$4,060,805	$3,985,562	$75,243

Cross Currency Exchange contracts outstanding at September 30, 2012:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Depreciation(1)	Counterparty
10/03/12	Buy	AUD	9	JPY	755	$(26)	UBS Securities

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$3,683,843	$—
Austria	730,012	—	—
Belgium	430,596	—	—
Brazil	1,811,579	—	—
Canada	2,696,939		—
Cayman Islands	—	658,798	—
China	758,980	1,991,202	—
Denmark	2,273,514	—	—
Finland	371,328	—	—
France	10,704,756	—	—
Germany	12,090,200	—	—
Hong Kong	—	3,823,173	—
Ireland	1,383,728	—	—
Israel	—	2,831,909	—
Italy	1,770,200	—	—
Japan	—	18,653,705	—
Liechtenstein	182,068	—	—
Mauritius	—	384,685	—
Mexico	826,455	—	—
Netherlands	3,998,924	—	—
New Zealand	—	557,506	—
Norway	802,105		—
South Korea	—	1,711,122	—
Spain	1,701,013	—	—
Sweden	2,167,105	—	—
Switzerland	7,935,294	—	—
United Kingdom	26,203,494	1,236,874	—
United States	862,420	—	—
Preferred Stocks:
Brazil	588,280	—	—
Germany	1,136,614	—	—
Affiliated Money Market Mutual Fund	3,077,134	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	60,862	—

Total	$84,502,738	$35,593,679	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $4,380. An amount of $30,560,710 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2012 were as follows:

Banks	11.8%
Oil & Gas	10.1
Pharmaceuticals	9.2
Insurance	6.9
Telecommunications	6.3
Food	5.2
Retail	5.1
Chemicals	4.3
Auto Manufacturers	3.7
Affiliated Money Market Mutual Fund	2.5
Diversified Financial Services	2.4
Aerospace/Defense	2.2
Auto Parts & Equipment	1.7
Holding Companies — Diversified	1.6
Distribution/Wholesale	1.5
Software	1.5
Household Products/ Wares	1.5
Internet	1.4
Agriculture	1.4
Transportation	1.3
Apparel	1.3
Miscellaneous Manufacturing	1.1
Semiconductors	1.1
Engineering & Construction	1.0
Healthcare — Services	1.0
Beverages	0.9
Electric	0.8
Advertising	0.8
Healthcare Products	0.7
Hotels, Restaurants & Leisure	0.7
Machinery — Construction & Mining	0.7
Computer Services & Software	0.7
Commercial Services	0.6
Cosmetics/Personal Care	0.6
Machinery & Equipment	0.6
Media	0.6
Mining	0.5
Airlines	0.5
Real Estate	0.4
Industrial Conglomerates	0.4
Electronics	0.4
Iron/Steel	0.3
Diversified Machinery	0.3
Electronic Components & Equipment	0.2
Trading Companies & Distributors	0.2
Building Materials	0.2
Entertainment	0.2
Textiles	0.1
Metals	0.1
Independent Power Producers & Energy Traders	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 0.7%
TransDigm Group, Inc.*	10,724	$1,521,414

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	39,129	1,422,730

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	19,744	2,258,713
BioMarin Pharmaceutical, Inc.*(a)	59,484	2,395,421
Vertex Pharmaceuticals, Inc.*	57,401	3,211,586

		7,865,720

Capital Markets — 1.0%
Eaton Vance Corp.(a)	81,138	2,349,756
Chemicals — 5.3%
Airgas, Inc.	28,478	2,343,739
Albemarle Corp.	57,908	3,050,593
Ecolab, Inc.	58,192	3,771,424
FMC Corp.	51,146	2,832,466

		11,998,222

Commercial Banks — 0.9%
First Republic Bank/CA	59,723	2,058,055

Commercial Services & Supplies — 1.5%
Iron Mountain, Inc.	56,173	1,916,061
Stericycle, Inc.*(a)	17,309	1,566,811

		3,482,872

Communications Equipment — 2.1%
F5 Networks, Inc.*	18,306	1,916,638
Finisar Corp.*(a)	90,210	1,290,003
Juniper Networks, Inc.*	87,393	1,495,294

		4,701,935

Computers & Peripherals — 0.3%
NetApp, Inc.*	20,400	670,752

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV (Nether lands), ADR	31,134	1,185,894

Diversified Telecommunication Services — 0.3%
tw telecom, Inc. (Class A Stock)*	25,333	660,431

Electrical Equipment — 3.7%
AMETEK, Inc.	116,894	4,143,892
Roper Industries, Inc.	38,295	4,208,238

		8,352,130

Electronic Equipment & Instruments — 1.2%
Amphenol Corp. (Class A Stock)	47,146	2,775,957

Energy Equipment & Services — 1.8%
Cameron International Corp.*	55,117	3,090,410
Core Laboratories NV	7,084	860,565

		3,950,975

Food & Staples Retailing — 1.1%
Fresh Market, Inc. (The)*(a)	11,689	701,106
Whole Foods Market, Inc.	19,040	1,854,496

		2,555,602

Food Products — 1.9%
Hain Celestial Group, Inc. (The)*	4,448	280,224
J.M. Smucker Co. (The)	14,351	1,238,922
Mead Johnson Nutrition Co.	38,904	2,850,885

		4,370,031

Healthcare Equipment & Supplies — 1.3%
Hologic, Inc.*	127,496	2,580,519
Neogen Corp.*(a)	8,709	371,874

		2,952,393

Healthcare Providers & Services — 7.2%
Catamaran Corp.*	27,266	2,671,250
DaVita, Inc.*	45,136	4,676,541
Henry Schein, Inc.*	50,143	3,974,836
Laboratory Corp. of America Holdings*(a)	19,702	1,821,844
Universal Health Services, Inc. (Class B Stock)	68,636	3,138,724

		16,283,195

Hotels, Restaurants & Leisure — 4.2%
Darden Restaurants, Inc.(a)	21,520	1,199,740
Panera Bread Co. (Class A Stock)*	15,891	2,715,613
Starwood Hotels & Resorts Worldwide, Inc.	34,323	1,989,361
Tim Hortons, Inc.	66,401	3,454,844

		9,359,558

Household Products — 1.5%
Church & Dwight Co., Inc.	60,561	3,269,688

Insurance — 0.8%
W.R. Berkley Corp.	45,841	1,718,579

Internet Software & Services — 4.0%
Rackspace Hosting, Inc.*(a)	53,072	3,507,528
VeriSign, Inc.*(a)	111,239	5,416,227

		8,923,755

IT Services — 2.5%
Alliance Data Systems Corp.*(a)	11,347	1,610,707
Gartner, Inc.*(a)	48,029	2,213,656
Teradata Corp.*	24,678	1,860,968

		5,685,331

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	61,461	2,363,176
Waters Corp.*	17,182	1,431,776

		3,794,952

Machinery — 4.2%
Colfax Corp.*(a)	51,344	1,882,784
IDEX Corp.	79,203	3,308,309
Pall Corp.	34,746	2,206,024
Xylem, Inc.	84,472	2,124,471

		9,521,588

Metals & Mining — 1.8%
Eldorado Gold Corp.	99,808	1,521,074
Reliance Steel & Aluminum Co.	46,339	2,425,847

		3,946,921

Multiline Retail — 3.0%
Dollar Tree, Inc.*	77,681	3,750,050
Nordstrom, Inc.	53,589	2,957,041

		6,707,091

Oil, Gas & Consumable Fuels — 5.4%
Cobalt International Energy, Inc.*	49,529	1,103,011
Concho Resources, Inc.*	27,757	2,629,976
Denbury Resources, Inc.*	176,034	2,844,709
HollyFrontier Corp.	74,875	3,090,091
Noble Energy, Inc.	25,938	2,404,712

		12,072,499

Personal Products — 1.3%
Herbalife Ltd.(a)	60,695	2,876,943

Pharmaceuticals — 3.1%
Perrigo Co.	30,564	3,550,620
Valeant Pharmaceuticals International, Inc.*	63,248	3,495,717

		7,046,337

Professional Services — 1.8%
IHS, Inc. (Class A Stock)*	33,406	3,252,074
Robert Half International, Inc.	33,390	889,176

		4,141,250

Real Estate Investment Trusts — 1.5%
Annaly Capital Management, Inc.	197,314	3,322,768

Road & Rail — 0.8%
Kansas City Southern	22,274	1,687,924

Semiconductors & Semiconductor Equipment — 3.6%
Altera Corp.	50,483	1,715,665
Broadcom Corp. (Class A Stock)	73,675	2,547,681
Maxim Integrated Products, Inc.	42,950	1,143,329
Xilinx, Inc.	79,670	2,661,775

		8,068,450

Software — 5.6%
Activision Blizzard, Inc.	198,098	2,234,545
Adobe Systems, Inc.*	74,922	2,431,968
Check Point Software Technologies Ltd.*(a)	48,075	2,315,292
Intuit, Inc.	50,026	2,945,531
Red Hat, Inc.*	47,225	2,688,992

		12,616,328

Specialty Retail — 8.3%
Bed Bath & Beyond, Inc.*	44,210	2,785,230
Dick’s Sporting Goods, Inc.	36,804	1,908,287
Limited Brands, Inc.(a)	56,164	2,766,639
O’Reilly Automotive, Inc.*	19,252	1,609,852
PetSmart, Inc.	22,354	1,541,979
Ross Stores, Inc.	71,837	4,640,670
Ulta Salon Cosmetics & Fragrance, Inc.	19,017	1,831,432
Urban Outfitters, Inc.*	43,042	1,616,658

		18,700,747

Textiles, Apparel & Luxury Goods — 2.8%
Coach, Inc.	19,490	1,091,830
Lululemon Athletica, Inc.*(a)	18,279	1,351,549
PVH Corp.	40,785	3,822,370

		6,265,749

Wireless Telecommunication Services — 4.9%
Crown Castle International Corp.*	104,424	6,693,579
NII Holdings, Inc.*	173,975	1,365,704
SBA Communications Corp. (Class A Stock)*(a)	46,566	2,929,001

		10,988,284

TOTAL LONG-TERM INVESTMENTS (cost $159,265,924)		219,872,806

SHORT-TERM INVESTMENT — 16.4%
Affiliated Money Market Mutual Fund — 16.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(a) (cost $36,914,870; includes $31,937,852 of cash collateral received for securities on loan)(b)(c)	36,914,870	36,914,870

TOTAL INVESTMENTS — 114.1% (cost $196,180,794)		256,787,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(31,640,504)

NET ASSETS — 100.0%		$225,147,172

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,204,035; cash collateral of $31,937,852 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$219,872,806	$—	$—
Affiliated Money Market Mutual Fund	36,914,870	—	—

Total	$256,787,676	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 96.0%
Aerospace & Defense — 1.2%
AAR Corp.	12,515	$205,496
Kaman Corp.	22,705	814,201
Teledyne Technologies, Inc.*	7,907	501,225
Triumph Group, Inc.	9,848	615,796

		2,136,718

Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.*	39,314	443,069
Cooper Tire & Rubber Co.	27,320	523,998
Dana Holding Corp.(a)	13,761	169,260
Superior Industries International, Inc.	30,810	526,543

		1,662,870

Automotive Parts — 0.3%
Asbury Automotive Group, Inc.*	8,131	227,262
Tenneco, Inc.*	9,859	276,052

		503,314

Banks — 1.5%
Banner Corp.	887	24,038
Bridge Capital Holdings*(a)	8,121	125,551
Dime Community Bancshares, Inc.	15,687	226,520
Hancock Holding Co.	14,927	461,991
Independent Bank Corp.	8,867	266,808
Lakeland Financial Corp.	8,022	221,407
Pinnacle Financial Partners, Inc.*	19,623	379,116
Sierra Bancorp	4,927	60,405
Trico Bancshares	11,223	185,516
UMB Financial Corp.	16,974	826,294

		2,777,646

Building Materials — 0.5%
Comfort Systems USA, Inc.	50,940	556,774
Universal Forest Products, Inc.	10,372	430,853

		987,627

Building Products — 0.4%
Gibraltar Industries, Inc.*	53,220	682,280

Capital Markets — 3.5%
Affiliated Managers Group, Inc.*	10,150	1,248,450
Cohen & Steers, Inc.(a)	18,628	551,761
Greenhill & Co., Inc.(a)	24,226	1,253,696
HFF, Inc. (Class A Stock)*	59,790	890,871
Raymond James Financial, Inc.	26,240	961,696
Stifel Financial Corp.*(a)	20,873	701,333
Waddell & Reed Financial, Inc. (Class A Stock)	27,100	888,067

		6,495,874

Chemicals — 2.9%
Cytec Industries, Inc.	8,330	545,781
Fuller (H.B.) Co.	24,025	737,087
Grace, (W.R.) & Co.*	10,346	611,242
Koppers Holdings, Inc.	18,210	636,075
Minerals Technologies, Inc.	6,476	459,343
PolyOne Corp.	82,703	1,370,389
Schulman, (A.), Inc.	22,200	528,804
Westlake Chemical Corp.	5,567	406,725

		5,295,446

Commercial Banks — 8.1%
Bancorp, Inc. (The)*	189,249	1,943,587
BancorpSouth, Inc.(a)	36,216	533,824
BankUnited, Inc.	22,160	545,358
CoBiz Financial, Inc.	20,272	141,904
Community Bank System, Inc.	19,072	537,640
First Midwest Bancorp, Inc.	34,674	435,159
First Republic Bank	14,220	490,021
FirstMerit Corp.	56,130	826,795
FNB Corp.	37,766	423,357
Heritage Financial Corp.	10,249	154,042
IBERIABANK Corp.	23,210	1,063,018
PrivateBancorp, Inc.	32,461	519,051
Sandy Spring Bancorp, Inc.	8,862	170,594
Signature Bank*	33,831	2,269,383
Simmons First National Corp. (Class A Stock)	5,098	124,162
Sterling Financial Corp.	17,197	382,977
SVB Financial Group*	28,800	1,741,248
Tompkins Financial Corp.	8,469	343,164
Umpqua Holdings Corp.	31,930	411,578
Webster Financial Corp.	26,265	622,480
Wintrust Financial Corp.(a)	33,040	1,241,313

		14,920,655

Commercial Services — 1.3%
Convergys Corp.	43,217	677,210
H&E Equipment Services, Inc.	19,589	237,419
Monro Muffler Brake, Inc.(a)	12,356	434,807
On Assignment, Inc.*	21,841	435,073
Team Health Holdings, Inc.*	20,144	546,507

		2,331,016

Commercial Services & Supplies — 0.7%
ACCO Brands Corp.*	40,510	262,910
Herman Miller, Inc.	10,070	195,761
TMS International Corp. (Class A Stock)*	47,550	470,745
United Stationers, Inc.	16,030	417,100

		1,346,516

Communication Equipment — 1.9%
Bel Fuse, Inc. (Class B Stock)	11,040	206,227
Black Box Corp.	16,900	431,119
Digi International, Inc.*	68,544	696,407
InterDigital, Inc.(a)	12,650	471,592
Plantronics, Inc.	47,273	1,670,155

		3,475,500

Computer Hardware — 0.3%
Electronics for Imaging, Inc.*	36,015	598,209

Computer Services & Software — 1.2%
Mentor Graphics Corp.*	36,129	559,277
Monotype Imaging Holdings, Inc.	22,313	347,860
NetScout Systems, Inc.*	17,205	438,899
Parametric Technology Corp.*	36,465	794,937

		2,140,973

Computers & Peripherals — 0.1%
Rimage Corp.	15,340	103,545

Construction & Engineering — 1.0%
EMCOR Group, Inc.	21,393	610,556
Granite Construction, Inc.	5,970	171,458
Meritage Homes Corp.*	13,627	518,235
Michael Baker Corp.*	5,012	119,586
Tutor Perini Corp.*	44,060	504,047

		1,923,882

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	7,318	336,701

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	9,529	450,150

Distribution/Wholesale — 0.6%
ScanSource, Inc.*	15,570	498,552
Watsco, Inc.(a)	9,256	701,512

		1,200,064

Diversified Consumer Services — 0.8%
Sotheby’s	10,500	330,750
Steiner Leisure Ltd. (Bahamas)*	23,710	1,103,701

		1,434,451

Diversified Financial Services — 0.7%
Boston Private Financial Holdings, Inc.	36,226	347,408
KBW, Inc.	15,424	254,033
Manning & Napier, Inc.	8,957	109,186
MarketAxess Holdings, Inc.	16,967	536,157

		1,246,784

Electric Utilities — 3.1%
Allete, Inc.	8,232	343,604
Black Hills Corp.	4,705	167,357
Cleco Corp.	36,100	1,515,478
IDACORP, Inc.	25,045	1,083,697
MGE Energy, Inc.	3,700	196,063
MYR Group, Inc.*	19,089	380,825
NorthWestern Corp.	8,346	302,376
Portland General Electric Co.	26,275	710,476
UNS Energy Corp.	25,695	1,075,593

		5,775,469

Electrical Equipment — 0.1%
GrafTech International Ltd.*	27,190	244,438

Electronic Components & Equipment — 1.4%
AVX Corp.	70,380	674,944
Coherent, Inc.*	7,401	339,410
Littelfuse, Inc.	8,322	470,526
Park Electrochemical Corp.	42,456	1,054,182

		2,539,062

Electronics — 1.3%
Belden, Inc.	22,152	816,966
Checkpoint Systems, Inc.*	32,131	266,045
FARO Technologies, Inc.*	2,011	83,095
Newport Corp.*	43,974	486,352
PerkinElmer, Inc.	18,509	545,460
TTM Technologies, Inc.*	24,354	229,658

		2,427,576

Energy Equipment & Services — 1.8%
C&J Energy Services, Inc.*(a)	29,110	579,289
Cal Dive International, Inc.*(a)	128,630	196,804
Gulf Island Fabrication, Inc.	16,970	472,954
Matrix Service Co.*	80,290	848,665
Natural Gas Services Group, Inc.*	30,620	457,769
TETRA Technologies, Inc.*	42,800	258,940
Tidewater, Inc.	11,150	541,110

		3,355,531

Entertainment & Leisure — 1.0%
Brunswick Corp.	9,043	204,643
Polaris Industries, Inc.(a)	5,243	424,001
Six Flags Entertainment Corp.	10,059	591,469
Vail Resorts, Inc.	9,990	575,924

		1,796,037

Environmental Control — 0.4%
Darling International, Inc.*	39,832	728,527

Environmental Services — 0.2%
Waste Connections, Inc.	10,793	326,488

Financial - Bank & Trust — 2.9%
Bank of the Ozarks, Inc.	27,044	932,207
Columbia Banking System, Inc.	3,528	65,409
First Financial Bankshares, Inc.(a)	14,886	536,343
Glacier Bancorp, Inc.(a)	36,399	567,096
Northwest Bancshares, Inc.	26,091	319,093
Prosperity Bancshares, Inc.	20,637	879,549
Provident Financial Services, Inc.	21,506	339,580
SCBT Financial Corp.	11,458	461,528
Southcoast Financial Corp.*	6,135	25,460
Summit State Bank	6,996	43,375
Texas Capital Bancshares, Inc.*(a)	21,681	1,077,763
WSFS Financial Corp.	4,787	197,607

		5,445,010

Financial Services — 1.4%
BGC Partners, Inc. (Class A Stock)	18,387	90,096
Brookline Bancorp, Inc.	27,841	245,557
First of Long Island Corp. (The)	5,354	164,957
Home BancShares, Inc.	10,785	367,661
MB Financial, Inc.	29,672	586,022
Ocwen Financial Corp.*	41,492	1,137,296
Piper Jaffray Cos.*	3,542	90,144

		2,681,733

Food & Staples Retailing — 1.0%
Pantry, Inc. (The)*	90,289	1,313,705
Weis Markets, Inc.	14,240	602,779

		1,916,484

Foods — 0.5%
Calavo Growers, Inc.	4,187	104,675
Hain Celestial Group, Inc. (The)*	7,459	469,917
TreeHouse Foods, Inc.*	7,615	399,788

		974,380

Gas Utilities — 0.8%
Laclede Group, Inc. (The)	7,280	313,040
New Jersey Resources Corp.	9,210	421,081
Northwest Natural Gas Co.	11,730	577,585
WGL Holdings, Inc.	6,490	261,223

		1,572,929

Healthcare Equipment & Services — 0.3%
Orthofix International NV (Curacao)*	13,153	588,597

Healthcare Products — 0.5%
PSS World Medical, Inc.*(a)	21,605	492,162
West Pharmaceutical Services, Inc.	8,250	437,827

		929,989

Healthcare Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*(a)	24,649	587,878
Cross Country Healthcare, Inc.*	38,740	182,853
HealthSouth Corp.*(a)	58,080	1,397,405
ICON PLC, ADR (Ireland)*	37,918	924,062
LifePoint Hospitals, Inc.*	24,690	1,056,238
Select Medical Holdings Corp.*	38,040	427,189

		4,575,625

Hotels, Restaurants & Leisure — 0.1%
DineEquity, Inc.*	2,084	116,704

Household Durables — 0.5%
Ryland Group, Inc. (The)(a)	23,930	717,900
Select Comfort Corp.*	5,064	159,769

		877,669

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	65,290	788,703
Harman International Industries, Inc.	8,758	404,270

		1,192,973

Insurance — 5.5%
Allied World Assurance Co. Holdings AG (Switzerland)	28,310	2,186,947
Alterra Capital Holdings Ltd. (Bermuda)	31,455	753,033
American Equity Investment Life Holding Co.(a)	87,973	1,023,126
Arch Capital Group Ltd. (Bermuda)*	25,800	1,075,344
Aspen Insurance Holdings Ltd. (Bermuda)	17,928	546,625
AXIS Capital Holdings Ltd. (Bermuda)	29,440	1,028,045
EMC Insurance Group, Inc.	8,780	184,380
Enstar Group Ltd. (Bermuda)*	3,310	329,841
Meadowbrook Insurance Group, Inc.	128,251	986,250
ProAssurance Corp.	10,510	950,524
RLI Corp.	6,727	448,422
Tower Group, Inc.	30,476	590,930

		10,103,467

Internet & Catalog Retail — 0.2%
HSN, Inc.	8,835	433,357

Investment Companies — 0.4%
New Mountain Finance Corp.	11,261	166,888
Solar Capital Ltd.	10,267	235,319
Solar Senior Capital Ltd.	7,269	130,188
THL Credit, Inc.	11,896	166,901

		699,296

Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.*	7,469	309,665

Machinery — 3.4%
Altra Holdings, Inc.	62,058	1,129,455
CIRCOR International, Inc.	4,436	167,459
Edwards Group Ltd., ADR (United Kingdom)	50,965	336,879
Gardner Denver, Inc.	18,102	1,093,542
Oshkosh Corp.*	38,700	1,061,541
RBC Bearings, Inc.*	30,513	1,467,675
Snap-on, Inc.	10,840	779,071
Twin Disc, Inc.	9,461	169,352

		6,204,974

Machinery & Equipment — 0.8%
Applied Industrial Technologies, Inc.	15,602	646,391
Graco, Inc.	11,021	554,136
Tennant Co.	5,529	236,752

		1,437,279

Manufacturing — 1.4%
A.O. Smith Corp.	11,870	683,000
AZZ, Inc.	6,677	253,592
Carlisle Cos., Inc.	16,844	874,541
Colfax Corp.*(a)	7,730	283,459
Crane Co.	7,851	313,490
Raven Industries, Inc.	6,874	202,302

		2,610,384

Marine — 0.3%
Diana Shipping, Inc. (Marshall Islands)*	32,030	206,914
Kirby Corp.*	6,290	347,711

		554,625

Metals & Mining — 2.4%
Carpenter Technology Corp.	16,060	840,259
Coeur d’Alene Mines Corp.*	11,884	342,616
Commercial Metals Co.	10,184	134,429
Haynes International, Inc.	6,801	354,672
Horsehead Holding Corp.*	34,850	325,499
Kaiser Aluminum Corp.	16,028	935,875
Metals USA Holdings Corp.*	27,516	367,889
Olympic Steel, Inc.	17,205	290,420
RTI International Metals, Inc.*(a)	25,790	617,413
Schnitzer Steel Industries, Inc. (Class A Stock)	5,810	163,551

		4,372,623

Oil & Gas Exploration/Production — 0.2%
Matador Resources Co.*	28,033	291,263

Oil Field Equipment & Services — 1.2%
Dril-Quip, Inc.*(a)	13,436	965,780
Forum Energy Technologies, Inc.(a)	35,397	860,855
Thermon Group Holdings, Inc.*	17,182	429,378

		2,256,013

Oil, Gas & Consumable Fuels — 4.7%
Approach Resources, Inc.*(a)	41,421	1,248,015
Bill Barrett Corp.*(a)	29,310	726,009
Carrizo Oil & Gas, Inc.*	30,640	766,306
Cloud Peak Energy, Inc.*	11,720	212,132
Lufkin Industries, Inc.(a)	8,234	443,154
Magnum Hunter Resources Corp.*(a)	38,014	168,782
Newpark Resources, Inc.*(a)	124,636	923,553

PDC Energy, Inc.*	13,347	422,166
Rex Energy Corp.*	66,092	882,328
Southwest Gas Corp.	50,562	2,234,840
Western Refining, Inc.(a)	21,605	565,619

		8,592,904

Professional Services — 0.6%
Hudson Global, Inc.*	41,920	186,963
Korn/Ferry International*	13,230	202,816
TrueBlue, Inc.*	48,390	760,691

		1,150,470

Real Estate Investment Trusts — 10.6%
Acadia Realty Trust	24,850	616,777
American Campus Communities, Inc.	11,797	517,652
BioMed Realty Trust, Inc.(a)	53,260	997,027
Campus Crest Communities, Inc.(a)	57,130	617,004
CBL & Associates Properties, Inc.	30,150	643,401
Coresite Realty Corp.	24,563	661,727
Corporate Office Properties Trust	11,870	284,524
Cousins Properties, Inc.	63,533	504,452
CreXus Investment Corp.	25,387	274,433
CubeSmart	43,164	555,521
CYS Investments, Inc.	67,215	947,059
DuPont Fabros Technology, Inc.(a)	16,578	418,595
EastGroup Properties, Inc.	12,400	659,680
Entertainment Properties Trust	22,152	984,213
Hersha Hospitality Trust	91,470	448,203
Hudson Pacific Properties, Inc.	37,627	696,100
LaSalle Hotel Properties	63,184	1,686,381
LTC Properties, Inc.	16,094	512,594
MFA Financial, Inc.	117,960	1,002,660
Mid-America Apartment Communities, Inc.	22,215	1,450,862
National Retail Properties, Inc.(a)	18,774	572,607
Omega Healthcare Investors, Inc.(a)	14,428	327,948
Pebblebrook Hotel Trust	83,729	1,958,421
PS Business Parks, Inc.	15,301	1,022,413
Senior Housing Properties Trust	8,250	179,685
Two Harbors Investment Corp.	65,520	769,860
Washington Real Estate Investment Trust	6,340	170,039

		19,479,838

Real Estate Management & Development — 0.6%
CBRE Group, Inc.*	23,460	431,899
Jones Lang LaSalle, Inc.	5,350	408,472
Kennedy-Wilson Holdings, Inc.	23,995	335,210

		1,175,581

Retail & Merchandising — 1.9%
Cabela’s, Inc.*(a)	5,488	300,084
Casey’s General Stores, Inc.	6,241	356,611
Chico’s FAS, Inc.	19,373	350,845
Genesco, Inc.*	6,838	456,300
GNC Holdings, Inc. (Class A Stock)	15,269	595,033
Shoe Carnival, Inc.	12,954	304,807
Susser Holdings Corp.*(a)	11,539	417,365
Vitamin Shoppe, Inc.*	2,778	162,013
World Fuel Services Corp.	14,216	506,232

		3,449,290

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	15,810	1,057,057
Old Dominion Freight Line, Inc.*	28,207	850,723

		1,907,780

Semiconductors & Semiconductor Equipment — 4.2%
Cabot Microelectronics Corp.*	20,557	722,373
Exar Corp.*	96,770	774,160
Fairchild Semiconductor International, Inc.*	58,774	771,115
Hittite Microwave Corp.*	8,041	446,034
Intersil Corp. (Class A Stock)	65,271	571,121
Micrel, Inc.	25,020	260,709
MKS Instruments, Inc.	25,516	650,403
ON Semiconductor Corp.*	177,960	1,098,013
Semtech Corp.*	35,162	884,324
Teradyne, Inc.*(a)	94,550	1,344,501
Veeco Instruments, Inc.*(a)	8,010	240,460

		7,763,213

Software — 0.7%
Interactive Intelligence Group, Inc.*	5,706	171,465
SS&C Technologies Holdings, Inc.*	26,323	663,603
Verint Systems, Inc.*	15,761	432,482

		1,267,550

Specialty Retail — 2.3%
Aaron’s, Inc.	14,178	394,290
ANN, Inc.*	33,290	1,256,032
Cato Corp. (The) (Class A Stock)	12,270	364,542
Children’s Place Retail Stores, Inc. (The)*	7,587	455,220
Francesca’s Holdings Corp.*(a)	8,458	259,914
Guess?, Inc.	28,740	730,571
MarineMax, Inc.*	59,160	490,436
Mattress Firm Holding Corp.*(a)	10,055	283,048

		4,234,053

Telecommunications — 1.2%
ADTRAN, Inc.	19,251	332,657
Anixter International, Inc.*(a)	14,066	808,232
Premiere Global Services, Inc.*	62,868	587,816
SYNNEX Corp.*(a)	13,572	442,176

		2,170,881

Textiles, Apparel & Luxury Goods — 1.2%
G & K Services, Inc. (Class A Stock)	18,420	576,730
Hanesbrands, Inc.*	16,658	531,057
Steven Madden Ltd.*	14,182	620,037
Warnaco Group, Inc. (The)*	9,255	480,335

		2,208,159

Thrifts & Mortgage Finance — 0.7%
Flushing Financial Corp.	24,136	381,349
People’s United Financial, Inc.	41,440	503,081
Westfield Financial, Inc.	43,640	326,864

		1,211,294

Transportation — 0.6%
Forward Air Corp.	20,045	609,568

Heartland Express, Inc.	36,096	482,243

		1,091,811

Utilities — 1.0%
El Paso Electric Co.	52,014	1,781,480
GenOn Energy, Inc.*	64,693	163,673

		1,945,153

TOTAL COMMON STOCKS (cost $139,459,275)		177,036,365

EXCHANGE TRADED FUNDS — 1.9%
iShares Nasdaq Biotechnology Index Fund	5,410	770,546
iShares Russell 2000 Value Index Fund	38,020	2,811,199

TOTAL EXCHANGE TRADED FUNDS (cost $2,988,751)		3,581,745

UNAFFILIATED MUTUAL FUNDS — 0.3%
Golub Capital BDC, Inc.	11,030	175,377
PennantPark Investment Corp.	27,851	295,499

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $545,503)		470,876

WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	4,411	—

TOTAL LONG-TERM INVESTMENTS (cost $142,993,529)		181,088,986

SHORT-TERM INVESTMENT — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $25,949,430; includes $23,515,790 of cash collateral for securities on loan)(b)(w)	25,949,430	25,949,430

TOTAL INVESTMENTS — 112.3% (cost $168,942,959)		207,038,416
Liabilities in excess of other assets — (12.3)%		(22,684,364)

NET ASSETS — 100.0%		$184,354,052

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,709,647; cash collateral of $23,515,790 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$177,036,365	$—	$—
Exchange Traded Funds	3,581,745	—	—
Unaffiliated Mutual Funds	470,876	—	—
Affiliated Money Market Mutual Fund	25,949,430	—	—

Total	$207,038,416	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	124,036	$8,635,386
General Dynamics Corp.	62,400	4,125,888
Honeywell International, Inc.	138,750	8,290,313
L-3 Communications Holdings, Inc.	17,800	1,276,438
Lockheed Martin Corp.	47,598	4,444,701
Northrop Grumman Corp.	44,726	2,971,148
Precision Castparts Corp.	25,600	4,181,504
Raytheon Co.	59,218	3,384,901
Rockwell Collins, Inc.	25,100	1,346,364
Textron, Inc.	44,900	1,175,033
United Technologies Corp.	151,500	11,860,935

		51,692,611

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	30,200	1,768,210
Expeditors International of Washington, Inc.	38,900	1,414,404
FedEx Corp.	55,440	4,691,333
United Parcel Service, Inc. (Class B Stock)	132,600	9,490,182

		17,364,129

Airlines
Southwest Airlines Co.	139,337	1,221,986

Auto Components — 0.2%
BorgWarner, Inc.*(a)	18,700	1,292,357
Goodyear Tire & Rubber Co. (The)*	38,600	470,534
Johnson Controls, Inc.	126,000	3,452,400

		5,215,291

Automobiles — 0.4%
Ford Motor Co.(a)	692,459	6,827,646
Harley-Davidson, Inc.	41,300	1,749,881

		8,577,527

Beverages — 2.4%
Beam, Inc.	25,900	1,490,286
Brown-Forman Corp. (Class B Stock)	27,750	1,810,688
Coca-Cola Co. (The)	706,400	26,793,752
Coca-Cola Enterprises, Inc.	48,800	1,525,976
Constellation Brands, Inc. (Class A Stock)*	26,900	870,215
Dr Pepper Snapple Group, Inc.(a)	38,800	1,727,764
Molson Coors Brewing Co. (Class B Stock)	29,100	1,310,955
Monster Beverage Corp.*	25,600	1,386,496
PepsiCo, Inc.	279,339	19,768,821

		56,684,953

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	33,400	3,820,960
Amgen, Inc.	139,994	11,804,294
Biogen Idec, Inc.*	43,525	6,495,236
Celgene Corp.*	80,500	6,150,200
Gilead Sciences, Inc.*	134,400	8,914,752

		37,185,442

Building Products
Masco Corp.	54,800	824,740

Capital Markets — 1.8%
Ameriprise Financial, Inc.	39,200	2,222,248
Bank of New York Mellon Corp. (The)(a)	215,089	4,865,313
BlackRock, Inc. (Class A Stock)	22,700	4,047,410
Charles Schwab Corp. (The)	192,300	2,459,517
E*Trade Financial Corp.*	43,610	384,204
Federated Investors, Inc. (Class B Stock)(a)	15,000	310,350
Franklin Resources, Inc.	25,700	3,214,299

Goldman Sachs Group, Inc. (The)	84,200	9,571,856
Invesco Ltd.	81,600	2,039,184
Legg Mason, Inc.	23,900	589,852
Morgan Stanley	263,810	4,416,180
Northern Trust Corp.	44,200	2,051,543
State Street Corp.	88,600	3,717,656
T. Rowe Price Group, Inc.	46,300	2,930,790

		42,820,402

Chemicals — 2.4%
Air Products & Chemicals, Inc.	38,200	3,159,140
Airgas, Inc.	13,200	1,086,360
CF Industries Holdings, Inc.	12,400	2,755,776
Dow Chemical Co. (The)	213,461	6,181,830
E.I. du Pont de Nemours & Co.	167,991	8,444,908
Eastman Chemical Co.	25,600	1,459,456
Ecolab, Inc.	50,400	3,266,424
FMC Corp.	25,200	1,395,576
International Flavors & Fragrances, Inc.	15,300	911,574
LyondellBasell Industries NV (Class A Stock)	61,300	3,166,758
Monsanto Co.	95,796	8,719,352
Mosaic Co. (The)	54,200	3,122,462
PPG Industries, Inc.	26,700	3,066,228
Praxair, Inc.	53,500	5,557,580
Sherwin-Williams Co. (The)	15,700	2,337,887
Sigma-Aldrich Corp.(a)	20,700	1,489,779

		56,121,090

Commercial Banks — 2.8%
BB&T Corp.	126,800	4,204,688
Comerica, Inc.	33,950	1,054,147
Fifth Third Bancorp	167,749	2,601,787
First Horizon National Corp.(a)	37,745	363,484
Huntington Bancshares, Inc.	156,775	1,081,748
KeyCorp	175,600	1,534,744
M&T Bank Corp.(a)	23,400	2,226,744
PNC Financial Services Group, Inc.	95,393	6,019,298
Regions Financial Corp.	255,912	1,845,126
SunTrust Banks, Inc.	98,200	2,776,114
U.S. Bancorp	340,581	11,681,928
Wells Fargo & Co.	896,086	30,941,850
Zions Bancorporation(a)	30,000	619,650

		66,951,308

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	19,000	604,580
Cintas Corp.	19,700	816,565
Iron Mountain, Inc.	32,100	1,094,931
Pitney Bowes, Inc.(a)	34,700	479,554
Republic Services, Inc.	58,310	1,604,108
RR Donnelley & Sons Co.(a)	31,300	331,780
Stericycle, Inc.*(a)	13,900	1,258,228
Tyco International Ltd.	83,800	4,714,588
Waste Management, Inc.(a)	85,030	2,727,763

		13,632,097

Communications Equipment — 1.9%
Cisco Systems, Inc.	963,800	18,398,942
F5 Networks, Inc.*	14,800	1,549,560
Harris Corp.	20,700	1,060,254
JDS Uniphase Corp.*	39,587	490,285
Juniper Networks, Inc.*	98,000	1,676,780
Motorola Solutions, Inc.	52,627	2,660,295
QUALCOMM, Inc.	305,700	19,103,193

		44,939,309

Computers & Peripherals — 5.8%
Apple, Inc.	168,770	112,613,470
Dell, Inc.	280,500	2,765,730
EMC Corp.*	374,674	10,217,360
Hewlett-Packard Co.(a)	357,616	6,100,929

NetApp, Inc.*	66,800	2,196,384
SanDisk Corp.*	41,900	1,819,717
Seagate Technology PLC	63,400	1,965,400
Western Digital Corp.	39,000	1,510,470

		139,189,460

Construction & Engineering — 0.1%
Fluor Corp.	31,700	1,784,076
Jacobs Engineering Group, Inc.*(a)	22,200	897,546
Quanta Services, Inc.*	33,000	815,100

		3,496,722

Construction Materials
Vulcan Materials Co.	22,300	1,054,790

Consumer Finance — 0.9%
American Express Co.	178,600	10,155,196
Capital One Financial Corp.	102,069	5,818,954
Discover Financial Services	95,305	3,786,467
SLM Corp.	89,800	1,411,656

		21,172,273

Containers & Packaging — 0.1%
Ball Corp.	29,900	1,265,069
Bemis Co., Inc.	17,900	563,313
Owens-Illinois, Inc.*	30,400	570,304
Sealed Air Corp.	31,620	488,845

		2,887,531

Distributors — 0.1%
Genuine Parts Co.(a)	28,825	1,759,190

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	22,700	659,435
H&R Block, Inc.	54,500	944,485

		1,603,920

Diversified Financial Services — 3.0%
Bank of America Corp.	1,923,332	16,983,021
Citigroup, Inc.	524,297	17,154,998
CME Group, Inc.	59,800	3,426,540
IntercontinentalExchange, Inc.*	12,900	1,720,989
JPMorgan Chase & Co.	682,945	27,645,614
Leucadia National Corp.	37,600	855,400
Moody’s Corp.(a)	31,720	1,401,072
NASDAQ OMX Group, Inc. (The)	22,800	531,126
NYSE Euronext	43,800	1,079,670

		70,798,430

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,047,611	39,494,935
CenturyLink, Inc.	113,585	4,588,834
Frontier Communications Corp.(a)	177,916	871,788
Verizon Communications, Inc.	510,838	23,278,888
Windstream Corp.	96,065	971,217

		69,205,662

Electric Utilities — 2.0%
American Electric Power Co., Inc.	86,640	3,806,962
Duke Energy Corp.	126,948	8,226,230
Edison International	58,500	2,672,865
Entergy Corp.	31,700	2,196,810
Exelon Corp.	153,073	5,446,337
FirstEnergy Corp.	75,380	3,324,258
NextEra Energy, Inc.	76,400	5,373,212
Northeast Utilities	56,600	2,163,818
Pepco Holdings, Inc.(a)	33,700	636,930
Pinnacle West Capital Corp.	18,500	976,800
PPL Corp.	102,700	2,983,435
Southern Co.	156,700	7,222,303
Xcel Energy, Inc.	90,095	2,496,533

		47,526,493

Electrical Equipment — 0.5%
Cooper Industries PLC (Ireland)	27,700	2,079,162
Emerson Electric Co.(a)	132,100	6,376,467
Rockwell Automation, Inc.	25,900	1,801,345
Roper Industries, Inc.	17,100	1,879,119

		12,136,093

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	29,100	1,713,408
Corning, Inc.	272,400	3,582,060
FLIR Systems, Inc.	23,500	469,413
Jabil Circuit, Inc.	34,100	638,352
Molex, Inc.	26,600	699,048
TE Connectivity Ltd.	76,600	2,605,166

		9,707,447

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	80,248	3,629,617
Cameron International Corp.*	41,800	2,343,726
Diamond Offshore Drilling, Inc.(a)	12,500	822,625
Ensco PLC (Class A Stock)	39,700	2,166,032
FMC Technologies, Inc.*	41,300	1,912,190
Halliburton Co.	164,700	5,548,743
Helmerich & Payne, Inc.	19,900	947,439
Nabors Industries Ltd.*	56,600	794,098
National Oilwell Varco, Inc.	76,400	6,120,404
Noble Corp.*	45,300	1,620,834
Rowan Cos. PLC (Class A Stock)*	20,500	692,285
Schlumberger Ltd.	238,422	17,245,063

		43,843,056

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	77,032	7,712,829
CVS Caremark Corp.	231,138	11,191,702
Kroger Co. (The)	103,600	2,438,744
Safeway, Inc.(a)	47,500	764,275
Sysco Corp.(a)	101,500	3,173,905
Walgreen Co.	155,300	5,659,132
Wal-Mart Stores, Inc.	306,000	22,582,800
Whole Foods Market, Inc.	29,000	2,824,600

		56,347,987

Food Products — 1.6%
Archer-Daniels-Midland Co.(a)	118,538	3,221,863
Campbell Soup Co.(a)	30,100	1,048,082
ConAgra Foods, Inc.	70,300	1,939,577
Dean Foods Co.*	24,300	397,305
General Mills, Inc.	116,700	4,650,495
H.J. Heinz Co.	56,050	3,135,997
Hershey Co. (The)	27,100	1,921,119
Hormel Foods Corp.(a)	25,600	748,544
J.M. Smucker Co. (The)	20,300	1,752,499
Kellogg Co.	45,100	2,329,866
Kraft Foods, Inc. (Class A Stock)	315,411	13,042,245
McCormick & Co., Inc.	24,800	1,538,592
Mead Johnson Nutrition Co.	37,293	2,732,831
Tyson Foods, Inc. (Class A Stock)	56,100	898,722

		39,357,737

Gas Utilities — 0.1%
AGL Resources, Inc.	19,837	811,532
ONEOK, Inc.	36,240	1,750,754

		2,562,286

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	99,800	6,013,948
Becton, Dickinson & Co.	37,200	2,922,432
Boston Scientific Corp.*	277,799	1,594,566
C.R. Bard, Inc.	16,000	1,674,400
CareFusion Corp.*	39,537	1,122,456
Covidien PLC	85,100	5,056,642
DENTSPLY International, Inc.	22,500	858,150
Edwards Lifesciences Corp.*	20,200	2,168,874
Intuitive Surgical, Inc.*	7,200	3,568,536
Medtronic, Inc.	185,200	7,985,824
St. Jude Medical, Inc.	57,800	2,435,114
Stryker Corp.	55,100	3,066,866
Varian Medical Systems, Inc.*(a)	20,400	1,230,528
Zimmer Holdings, Inc.	32,486	2,196,703

		41,895,039

Healthcare Providers & Services — 1.9%
Aetna, Inc.	64,448	2,552,141
AmerisourceBergen Corp.	47,100	1,823,241
Cardinal Health, Inc.	58,975	2,298,256
CIGNA Corp.	52,100	2,457,557
Coventry Health Care, Inc.	25,250	1,052,672
DaVita, Inc.*	16,100	1,668,121
Express Scripts Holding Co.*	143,151	8,971,273
Humana, Inc.	30,600	2,146,590
Laboratory Corp. of America Holdings*	17,500	1,618,225
McKesson Corp.	42,307	3,639,671
Patterson Cos., Inc.	15,900	544,416
Quest Diagnostics, Inc.	28,100	1,782,383
Tenet Healthcare Corp.*	80,000	501,600
UnitedHealth Group, Inc.	188,400	10,439,244
WellPoint, Inc.	61,200	3,550,212

		45,045,602

Healthcare Technology — 0.1%
Cerner Corp.*(a)	24,900	1,927,509

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	78,900	2,875,116
Chipotle Mexican Grill, Inc.*	5,500	1,746,470
Darden Restaurants, Inc.(a)	23,350	1,301,763
International Game Technology	56,100	734,349
Marriott International, Inc. (Class A Stock)(a)	48,103	1,880,827
McDonald’s Corp.	181,100	16,615,925
Starbucks Corp.	134,000	6,800,500
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,901,088
Wyndham Worldwide Corp.	27,463	1,441,258
Wynn Resorts Ltd.	13,100	1,512,264
Yum! Brands, Inc.	81,800	5,426,612

		42,236,172

Household Durables — 0.3%
D.R. Horton, Inc.(a)	45,200	932,928
Harman International Industries, Inc.	14,100	650,856
Leggett & Platt, Inc.(a)	28,200	706,410
Lennar Corp. (Class A Stock)(a)	24,300	844,911
Newell Rubbermaid, Inc.	55,749	1,064,248
Pulte Group, Inc.*(a)	51,585	799,568
Whirlpool Corp.	14,607	1,211,066

		6,209,987

Household Products — 2.1%
Clorox Co. (The)	24,400	1,758,020
Colgate-Palmolive Co.	83,400	8,942,148
Kimberly-Clark Corp.	69,988	6,003,571
Procter & Gamble Co. (The)	497,481	34,505,282

		51,209,021

Independent Power Producers & Energy Traders — 0.1%
AES Corp.*	117,900	1,293,363
NRG Energy, Inc.	41,600	889,824

		2,183,187

Industrial Conglomerates — 2.5%
3M Co.	115,900	10,711,478
Danaher Corp.	102,200	5,636,330
General Electric Co.	1,907,000	43,307,970

		59,655,778

Insurance — 3.6%
ACE Ltd.	62,100	4,694,760
Aflac, Inc.	87,500	4,189,500
Allstate Corp. (The)	92,088	3,647,606
American International Group, Inc.*	207,429	6,801,597
Aon PLC (United Kingdom)	61,525	3,217,142
Assurant, Inc.(a)	19,400	723,620
Berkshire Hathaway, Inc. (Class B Stock)*(a)	328,200	28,947,240

Chubb Corp. (The)	50,700	3,867,396
Cincinnati Financial Corp.	30,128	1,141,550
Genworth Financial, Inc. (Class A Stock)*	103,200	539,736
Hartford Financial Services Group, Inc. (The)	84,300	1,638,792
Lincoln National Corp.	58,963	1,426,315
Loews Corp.	58,826	2,427,161
Marsh & McLennan Cos., Inc.	103,400	3,508,362
MetLife, Inc.	193,400	6,664,564
Principal Financial Group, Inc.	59,800	1,611,012
Progressive Corp. (The)(a)	112,400	2,331,176
Torchmark Corp.	20,750	1,065,513
Travelers Cos., Inc. (The)	72,298	4,935,061
Unum Group	59,956	1,152,354
XL Group PLC (Class A Stock)	59,500	1,429,785

		85,960,242

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	64,300	16,352,776
Expedia, Inc.	16,700	965,928
Netflix, Inc.*(a)	8,700	473,628
priceline.com, Inc.*	8,900	5,506,697
Tripadvisor, Inc.*(a)	16,500	543,345

		23,842,374

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	33,500	1,281,710
eBay, Inc.*	205,900	9,967,619
Google, Inc. (Class A Stock)*	47,460	35,808,570
VeriSign, Inc.*(a)	25,400	1,236,726
Yahoo!, Inc.*	208,000	3,322,800

		51,617,425

IT Services — 3.8%
Accenture PLC (Ireland) (Class A Stock)	115,900	8,116,477
Automatic Data Processing, Inc.	87,400	5,126,884
Cognizant Technology Solutions Corp. (Class A Stock)*	54,700	3,824,624
Computer Sciences Corp.	26,300	847,123
Fidelity National Information Services, Inc.	43,900	1,370,558
Fiserv, Inc.*	23,100	1,710,093
International Business Machines Corp.	194,700	40,390,515
Mastercard, Inc. (Class A Stock)	19,100	8,623,268
Paychex, Inc.(a)	58,550	1,949,130
SAIC, Inc.	54,400	654,976
Teradata Corp.*	29,600	2,232,136
Total System Services, Inc.	29,993	710,834
Visa, Inc. (Class A Stock)	92,600	12,434,328
Western Union Co. (The)	110,204	2,007,917

		89,998,863

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	22,150	845,465
Mattel, Inc.	57,681	2,046,522

		2,891,987

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	63,582	2,444,728
Life Technologies Corp.*	33,330	1,629,170
PerkinElmer, Inc.	23,200	683,704
Thermo Fisher Scientific, Inc.	66,300	3,900,429
Waters Corp.*	15,900	1,324,947

		9,982,978

Machinery — 1.8%
Caterpillar, Inc.(a)	116,800	10,049,472
Cummins, Inc.	35,500	3,273,455
Deere & Co.	71,800	5,922,782
Dover Corp.	33,800	2,010,762
Eaton Corp.	58,800	2,778,888
Flowserve Corp.	9,200	1,175,208
Illinois Tool Works, Inc.	77,900	4,632,713
Ingersoll-Rand PLC	54,700	2,451,654

Joy Global, Inc.	16,600	930,596
PACCAR, Inc.(a)	63,128	2,526,698
Pall Corp.(a)	20,100	1,276,149
Parker Hannifin Corp.(a)	27,487	2,297,363
Snap-on, Inc.	11,000	790,570
Stanley Black & Decker, Inc.	30,535	2,328,294
Xylem, Inc.	27,600	694,140

		43,138,744

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)	33,800	535,730
CBS Corp. (Class B Stock)	114,368	4,154,990
Comcast Corp. (Class A Stock)	482,046	17,242,785
DIRECTV*	117,000	6,137,820
Discovery Communications, Inc. (Class A Stock)*	45,500	2,713,165
Gannett Co., Inc.(a)	42,900	761,475
Interpublic Group of Cos., Inc. (The)	83,162	924,762
McGraw-Hill Cos., Inc. (The)	49,900	2,724,041
News Corp. (Class A Stock)	377,500	9,260,075
Omnicom Group, Inc.	49,700	2,562,532
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	955,188
Time Warner Cable, Inc.	54,426	5,173,736
Time Warner, Inc.(a)	172,240	7,807,639
Viacom, Inc. (Class B Stock)	85,468	4,580,230
Walt Disney Co. (The)	320,801	16,771,476
Washington Post Co. (The) (Class B Stock)(a)	1,000	363,030

		82,668,674

Metals & Mining — 0.7%
Alcoa, Inc.	195,776	1,732,617
Allegheny Technologies, Inc.	15,440	492,536
Cliffs Natural Resources, Inc.(a)	27,000	1,056,510
Freeport-McMoRan Copper & Gold, Inc.	170,912	6,764,697
Newmont Mining Corp.	89,403	5,007,462
Nucor Corp.	58,500	2,238,210
Titanium Metals Corp.	6,000	76,980
United States Steel Corp.(a)	21,140	403,140

		17,772,152

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	334,254
Dollar Tree, Inc.*	42,800	2,066,170
Family Dollar Stores, Inc.	21,700	1,438,710
J.C. Penney Co., Inc.(a)	22,700	551,383
Kohl’s Corp.	42,900	2,197,338
Macy’s, Inc.	74,220	2,792,156
Nordstrom, Inc.	29,500	1,627,810
Target Corp.	118,968	7,550,899

		18,558,720

Multi-Utilities — 1.2%
Ameren Corp.	42,000	1,372,140
CenterPoint Energy, Inc.	73,110	1,557,243
CMS Energy Corp.	45,800	1,078,590
Consolidated Edison, Inc.	52,400	3,138,236
Dominion Resources, Inc.	102,384	5,420,209
DTE Energy Co.	32,000	1,918,080
Integrys Energy Group, Inc.	12,050	629,010
NiSource, Inc.	45,100	1,149,148
PG&E Corp.	76,900	3,281,323
Public Service Enterprise Group, Inc.	89,200	2,870,456
SCANA Corp.(a)	22,200	1,071,594
Sempra Energy	41,754	2,692,715
TECO Energy, Inc.	38,200	677,668
Wisconsin Energy Corp.	39,600	1,491,732

		28,348,144

Office Electronics — 0.1%
Xerox Corp.	247,511	1,816,731

Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural Resources, Inc.*	38,605	253,635
Anadarko Petroleum Corp.	88,626	6,196,730
Apache Corp.	69,250	5,988,048
Cabot Oil & Gas Corp.	38,200	1,715,180
Chesapeake Energy Corp.(a)	103,600	1,954,932
Chevron Corp.	352,892	41,133,092
ConocoPhillips(a)	225,079	12,870,017
CONSOL Energy, Inc.(a)	42,500	1,277,125
Denbury Resources, Inc.*	70,300	1,136,048
Devon Energy Corp.	71,000	4,295,500
EOG Resources, Inc.	48,200	5,400,810
EQT Corp.	26,400	1,557,600
Exxon Mobil Corp.(a)	835,454	76,402,268
Hess Corp.	54,600	2,933,112
Kinder Morgan, Inc.	96,543	3,429,219
Marathon Oil Corp.	128,194	3,790,697
Marathon Petroleum Corp.	61,847	3,376,228
Murphy Oil Corp.	32,500	1,744,925
Newfield Exploration Co.*	23,700	742,284
Noble Energy, Inc.	32,400	3,003,804
Occidental Petroleum Corp.	144,900	12,470,094
Peabody Energy Corp.	51,400	1,145,706
Phillips 66	113,739	5,274,077
Pioneer Natural Resources Co.	21,200	2,213,280
QEP Resources, Inc.	29,200	924,472
Range Resources Corp.	29,500	2,061,165
Southwestern Energy Co.*(a)	64,300	2,236,354
Spectra Energy Corp.	119,042	3,495,073
Sunoco, Inc.	17,600	824,208
Tesoro Corp.	26,500	1,110,350
Valero Energy Corp.	100,800	3,193,344
Williams Cos., Inc. (The)	111,200	3,888,664
WPX Energy, Inc.*	36,133	599,452

		218,637,493

Paper & Forest Products — 0.2%
International Paper Co.	79,667	2,893,506
MeadWestvaco Corp.	31,689	969,683

		3,863,189

Personal Products — 0.1%
Avon Products, Inc.	78,700	1,255,265
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,900	2,456,643

		3,711,908

Pharmaceuticals — 6.0%
Allergan, Inc.	54,900	5,027,742
Bristol-Myers Squibb Co.	304,540	10,278,225
Commerzbank AG (Germany)	282,900	19,395,624
Eli Lilly & Co.	185,200	8,780,332
Forest Laboratories, Inc.*	49,200	1,752,012
Hospira, Inc.*	28,920	949,154
Johnson & Johnson(a)	494,671	34,087,779
Merck & Co., Inc.	546,604	24,651,833
Mylan, Inc.*	73,500	1,793,400
Perrigo Co.	15,700	1,823,869
Pfizer, Inc.	1,348,273	33,504,584
Watson Pharmaceuticals, Inc.*	23,300	1,984,228

		144,028,782

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	7,700	613,074
Equifax, Inc.	22,800	1,062,024
Robert Half International, Inc.	23,100	615,153

		2,290,251

Real Estate Investment Trusts — 2.0%
American Tower Corp.	72,500	5,175,775
Apartment Investment & Management Co. (Class A Stock)	20,974	545,114
AvalonBay Communities, Inc.(a)	16,318	2,219,085
Boston Properties, Inc.(a)	26,200	2,897,982
Equity Residential	52,700	3,031,831

HCP, Inc.(a)	77,600	3,451,648
Health Care REIT, Inc.	41,900	2,419,725
Host Hotels & Resorts, Inc.(a)	123,726	1,985,802
Kimco Realty Corp.(a)	76,400	1,548,628
Plum Creek Timber Co., Inc.(a)	25,900	1,135,456
ProLogis, Inc.	81,228	2,845,417
Public Storage	25,400	3,534,918
Simon Property Group, Inc.(a)	55,001	8,349,702
Ventas, Inc.	51,204	3,187,449
Vornado Realty Trust	33,257	2,695,480
Weyerhaeuser Co.	99,310	2,595,963

		47,619,975

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	53,500	984,935

Road & Rail — 0.8%
CSX Corp.	194,272	4,031,144
Norfolk Southern Corp.	59,800	3,805,074
Ryder System, Inc.	10,700	417,942
Union Pacific Corp.	86,100	10,220,070

		18,474,230

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*(a)	96,600	325,542
Altera Corp.	57,500	1,954,137
Analog Devices, Inc.	52,900	2,073,151
Applied Materials, Inc.	236,800	2,643,872
Broadcom Corp. (Class A Stock)	86,950	3,006,731
First Solar, Inc.*(a)	4,600	101,867
Intel Corp.	902,600	20,470,968
KLA-Tencor Corp.	28,700	1,369,133
Lam Research Corp.*	31,350	996,460
Linear Technology Corp.	43,500	1,385,475
LSI Corp.*	108,400	749,044
Microchip Technology, Inc.(a)	31,900	1,044,406
Micron Technology, Inc.*	160,300	959,396
NVIDIA Corp.*	108,250	1,444,055
Teradyne, Inc.*(a)	32,200	457,884
Texas Instruments, Inc.	207,900	5,727,645
Xilinx, Inc.	44,000	1,470,040

		46,179,806

Software — 3.5%
Adobe Systems, Inc.*	88,000	2,856,480
Autodesk, Inc.*	41,400	1,381,518
BMC Software, Inc.*	30,300	1,257,147
CA, Inc.	64,573	1,663,723
Citrix Systems, Inc.*	33,900	2,595,723
Electronic Arts, Inc.*	56,900	722,061
Intuit, Inc.	54,000	3,179,520
Microsoft Corp.	1,362,700	40,581,206
Oracle Corp.	697,620	21,968,054
Red Hat, Inc.*	33,300	1,896,102
Salesforce.com, Inc.*(a)	23,700	3,618,753
Symantec Corp.*	131,611	2,368,998

		84,089,285

Specialty Retail — 2.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	15,000	508,800
AutoNation, Inc.*(a)	4,289	187,300
AutoZone, Inc.*	6,800	2,513,756
Bed Bath & Beyond, Inc.*	42,000	2,646,000
Best Buy Co., Inc.	51,725	889,153
CarMax, Inc.*(a)	40,000	1,132,000
GameStop Corp. (Class A Stock)(a)	26,800	562,800
Gap, Inc. (The)	61,887	2,214,317
Home Depot, Inc. (The)	273,119	16,488,194
Limited Brands, Inc.(a)	43,496	2,142,613
Lowe’s Cos., Inc.	211,800	6,404,832
O’Reilly Automotive, Inc.*	21,700	1,814,554
Ross Stores, Inc.	42,100	2,719,660
Staples, Inc.	126,600	1,458,432

Tiffany & Co.	20,900	1,293,292
TJX Cos., Inc.	136,800	6,127,272
Urban Outfitters, Inc.*	19,000	713,640

		49,816,615

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	51,700	2,896,234
Fossil, Inc.*	8,300	703,010
NIKE, Inc. (Class B Stock)	65,100	6,178,641
Ralph Lauren Corp.	11,900	1,799,637
VF Corp.	15,536	2,475,817

		14,053,339

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	101,300	806,348
People’s United Financial, Inc.(a)	64,900	787,886

		1,594,234

Tobacco — 1.9%
Altria Group, Inc.	362,700	12,110,553
Lorillard, Inc.	23,231	2,705,250
Philip Morris International, Inc.	302,900	27,242,826
Reynolds American, Inc.(a)	59,300	2,570,062

		44,628,691

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	54,500	2,342,955
W.W. Grainger, Inc.	11,000	2,292,070

		4,635,025

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	49,300	3,160,130
MetroPCS Communications, Inc.*	47,100	551,541
Sprint Nextel Corp.*(a)	564,322	3,115,057

		6,826,728

TOTAL LONG-TERM INVESTMENTS (cost $1,130,751,351)		2,324,273,777

SHORT-TERM INVESTMENTS — 2.2%

	Shares
Affiliated Money Market Mutual Fund — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $49,378,544; includes $226,122,130 of cash collateral received for securities on loan)(b)(c)	49,378,544	49,378,544

	Principal Amount (000)
U.S Government Obligation— 0.1%
U.S. Treasury Bill, 0.10%, 12/20/2012(d)(e) (cost $2,999,333)	$ 3,000	2,999,451

TOTAL SHORT-TERM INVESTMENTS (cost $52,377,877)		52,377,995

TOTAL INVESTMENTS — 99.8% (cost $1,183,129,228)		2,376,651,772
ASSETS IN EXCESS OF OTHER LIABILITIES(f) — 0.2%		4,583,370

NET ASSETS — 100.0%		$2,381,235,142

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,911,345; cash collateral of $226,122,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio. also serves as manager of the Prudential Investment Portfolios 2 Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation (1)
	Long Position:
154	S&P 500 Index	Dec. 2012	$55,819,516	$55,216,700	$(602,816)

(1)	Amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,324,273,777	$—	$—
Affiliated Money Market Mutual Fund	49,378,544	—	—
U.S. Government Obligation	—	2,999,451	—
Other Financial Instruments*
Futures	(602,816)	—	—

Total	$2,373,049,505	$2,999,451	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.0%
Boeing Co. (The)	269,527	$18,764,470
United Technologies Corp.	81,442	6,376,094

		25,140,564

Airlines — 2.6%
Delta Air Lines, Inc.*	2,025,308	18,551,821
United Continental Holdings, Inc.*(a)	751,980	14,663,610

		33,215,431

Auto Components — 1.9%
Lear Corp.	624,686	23,606,884

Capital Markets — 3.6%
Goldman Sachs Group, Inc. (The)	192,866	21,925,007
Morgan Stanley	1,461,915	24,472,457

		46,397,464

Chemicals — 1.4%
Mosaic Co. (The)	316,537	18,235,697

Commercial Banks — 4.3%
PNC Financial Services Group, Inc.	298,572	18,839,893
Wells Fargo & Co.	1,043,839	36,043,761

		54,883,654

Communications Equipment — 1.6%
JDS Uniphase Corp.*	1,618,585	20,046,175

Computers & Peripherals — 2.0%
Apple, Inc.	37,128	24,774,029

Consumer Finance — 2.5%
American Express Co.	266,946	15,178,549
SLM Corp.	1,058,393	16,637,938

		31,816,487

Diversified Financial Services — 4.6%
Citigroup, Inc.	558,257	18,266,169
JPMorgan Chase & Co.	675,134	27,329,424
Moody’s Corp.(a)	291,870	12,891,898

		58,487,491

Diversified Telecommunication Services — 1.5%
Vivendi SA (France)	979,917	19,108,999

Electric Utilities — 1.5%
Exelon Corp.	542,017	19,284,965

Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.*	5,102,611	30,615,666

Energy Equipment & Services — 1.9%
Ensco PLC (Class A Stock)(a)	164,952	8,999,781
Halliburton Co.	468,188	15,773,254

		24,773,035

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	590,117	28,573,465
Wal-Mart Stores, Inc.(a)	154,712	11,417,746

		39,991,211

Food Products — 5.5%
Bunge Ltd.	346,842	23,255,756
Kraft Foods, Inc. (Class A Stock)	320,118	13,236,879
Smithfield Foods, Inc.*(a)	922,098	18,119,226
Tyson Foods, Inc. (Class A Stock)	947,203	15,174,192

		69,786,053

Healthcare Providers & Services — 4.6%
CIGNA Corp.	382,890	18,060,921
HCA Holdings, Inc.	660,099	21,948,292
UnitedHealth Group, Inc.	344,736	19,101,822

		59,111,035

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	245,774	8,956,005
International Game Technology	1,181,053	15,459,984

		24,415,989

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.*	1,319,285	22,823,630

Insurance — 4.8%
Arch Capital Group, Ltd.*	249,171	10,385,447
Axis Capital Holdings Ltd.	357,515	12,484,424
MetLife, Inc.	612,072	21,092,001
Travelers Cos., Inc. (The)	247,206	16,874,282

		60,836,154

Internet Software & Services — 2.2%
Google, Inc. (Class A Stock)*	36,785	27,754,282

Media — 8.2%
Comcast Corp. (Class A Stock)	1,186,086	42,426,296
Liberty Global, Inc., Ser. C*	854,277	48,198,308
Viacom, Inc. (Class B Stock)	251,681	13,487,585

		104,112,189

Metals & Mining — 4.6%
Freeport-McMoRan Copper & Gold, Inc.	297,860	11,789,299
Goldcorp, Inc.	542,791	24,886,967
Newmont Mining Corp.(a)	391,726	21,940,573

		58,616,839

Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	284,414	19,886,227
EOG Resources, Inc.	169,854	19,032,141
Marathon Oil Corp.	425,664	12,586,884
Noble Energy, Inc.	274,845	25,480,880
Occidental Petroleum Corp.	250,380	21,547,703
Suncor Energy, Inc.	527,264	17,320,622

		115,854,457

Pharmaceuticals — 7.0%
Mylan, Inc.*	1,325,604	32,344,738
Pfizer, Inc.	895,444	22,251,783
Sanofi (France), ADR	384,288	16,547,441
Teva Pharmaceutical Industries Ltd. (Israel), ADR	446,967	18,508,904

		89,652,866

Road & Rail — 1.6%
Union Pacific Corp.	173,030	20,538,661

Semiconductors & Semiconductor Equipment — 2.8%
Marvell Technology Group Ltd.	1,353,064	12,380,536
Maxim Integrated Products, Inc.	482,747	12,850,725
NVIDIA Corp.*	730,077	9,739,227

		34,970,488

Software — 2.8%
CA, Inc.	697,042	17,959,287
Microsoft Corp.	588,575	17,527,764

		35,487,051

Wireless Telecommunication Services — 2.6%
MetroPCS Communications, Inc.*	2,133,176	24,979,491
NII Holdings, Inc.*	1,051,748	8,256,222

		33,235,713

TOTAL LONG-TERM INVESTMENTS (cost $1,025,152,796)		1,227,573,159

SHORT-TERM INVESTMENT — 6.4%
Affiliated Money Market Mutual Fund — 6.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $80,962,192; includes $38,491,620 of cash collateral received for securities on loan) (b)(c)	80,962,192	80,962,192

TOTAL INVESTMENTS — 102.8% (cost $1,106,114,988)		1,308,535,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(35,110,953)

NET ASSETS — 100.0%		$1,273,424,398

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,609,151; cash collateral of $38,491,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,227,573,159	$—	$—
Affiliated Money Market Mutual Fund	80,962,192	—	—

Total	$1,308,535,351	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 19, 2012

*	Print the name and title of each signing officer under his or her signature.